                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                              File No. 002-97889
                                                              File No. 811-04304

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No.                                             / /

     Post-Effective Amendment No.          34                                /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

     Amendment No.    34

                         DELAWARE GROUP GOVERNMENT FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

      David F. Connor, Esquire, 2005 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           November 28, 2006

It is proposed that this filing will become effective:

    / /      immediately upon filing pursuant to paragraph (b)
------------
    /X/      on November 28, 2006 pursuant to paragraph (b)
------------
    / /      60 days after filing pursuant to paragraph (a)(1)
------------
    / /      on (date) pursuant to paragraph (a)(1)
------------
    / /      75 days after filing pursuant to paragraph (a)(2)
------------
    / /      on (date) pursuant to paragraph (a)(2) of Rule 485.
------------

If appropriate:

    / /      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 34 to Registration File No. 002-97889 includes the following:

     1.    Facing Page

     2.    Contents Page

     3.    Part A - Prospectuses

     4.    Part B - Statement of Additional Information

     5.    Part C - Other Information

     6.    Signatures

     7.    Exhibits

  FIXED INCOME                                       [DELAWARE INVESTMENTS LOGO]

Prospectus        NOVEMBER 28, 2006

                           DELAWARE CORE PLUS BOND FUND
                           CLASS A o CLASS B o CLASS C o CLASS R
                           (FORMERLY DELAWARE AMERICAN GOVERNMENT BOND FUND)

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                                     page 2
Delaware Core Plus Bond Fund                                          2

How we manage the Fund                                           page 7
Our investment strategies                                             7
The securities we typically invest in                                 8
The risks of investing in the Fund                                   12
Disclosure of portfolio holdings information                         16

Who manages the Fund                                            page 17
Investment manager                                                   17
Portfolio managers                                                   17
Who's who?                                                           18

About your account                                              page 19
Investing in the Fund                                                19
       Choosing a share class                                        19
       Dealer compensation                                           22
Payments to intermediaries                                           22
How to reduce your sales charge                                      23
How to buy shares                                                    27
Retirement plans                                                     28
Document delivery                                                    28
How to redeem shares                                                 29
Account minimums                                                     30
Frequent trading of Fund shares                                      31
Special services                                                     33
Dividends, distributions and taxes                                   35
Certain management considerations                                    36

Financial highlights                                            page 38
Glossary                                                        page 40
Additional information                                          page 43

                                                                               1

Profile: Delaware Core Plus Bond Fund

What is the Fund's goal?
The Fund seeks maximum long-term total return,  consistent with reasonable risk.
Although the Fund will strive to meet its goal,  there is no  assurance  that it will.

What are the Fund's main investment strategies?
Under normal circumstances, we will invest at least 80% of the Fund's net assets in fixed income securities (the "80% Policy").  This is not a fundamental policy and can be changed without shareholder approval. However,  shareholders would be given notice at least 60 days prior to any change in the 80% Policy.

The  Fund  will  invest  at  least  65% of its net  assets  in  domestic  (U.S.)
investment-grade  debt securities  (the "core" portion of the  portfolio).  Such securities may include,  but are not limited to, debt  securities  issued by the
U.S. Government and its agencies,  high-quality corporate bonds, mortgage-backed and asset-backed securities.  In addition to this core allocation,  the Fund may also invest in  high-yielding,  lower quality corporate bonds (also called "junk bonds") and foreign securities. However, the Fund may invest no more than 20% of its net assets in high-yield  securities  and no more than 20% of its net assets in foreign  securities.  Moreover,  the Fund's total  non-U.S.  dollar  currency exposure will be limited,  in aggregate,  to no more than 10% of net assets, and the Fund's investments in emerging markets securities will be limited to no more than 5% of the  Fund's  net  assets.  Due to the  manner  in  which  the Fund is managed, it may be subject to a high rate of portfolio turnover.

The Fund may hold a  substantial  portion  of its  assets in cash or  short-term fixed-income  obligations  in  unusual  market  conditions,  to meet  redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of  derivative  instruments,  including  options,  futures
contracts,   options  on  futures  contracts  and  swaps,   subject  to  certain
limitations.  The Fund will limit its  investments in derivative  instruments to
20% of net assets. The Fund will use derivatives for defensive purposes, such as to protect gains or hedge  against  potential  losses in the  portfolio  without actually selling a security,  to neutralize the impact of interest rate changes, to affect  diversification  or to earn additional  income. The Fund will not use derivatives for reasons inconsistent with its investment objective.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be  affected by changes in bond prices and interest  rates.  The market  value of fixed  income  securities generally falls when interest rates rise.

Investments  in  high-yield,  high risk or "junk"  bonds entail  certain  risks, including  the risk of loss of  principal,  which may be greater  than the risks presented by investment  grade bonds and which should be considered by investors contemplating an investment in the Fund. Among these risks are those that result from the absence of a liquid secondary market and the dominance in the market of institutional  investors.  Unrated bonds may be more  speculative in nature than rated bonds.

We also anticipate that the Fund will be affected by high turnover rates,  which may increase transaction costs and could generate taxes for certain investors on realized investment gains. The Fund will also be affected by prepayment risk due to its  holdings of  mortgage-backed  securities.  With  prepayment  risk,  when homeowners  prepay  mortgages during periods of low interest rates, the Fund may be forced to re-deploy its assets in lower  yielding  securities.  To the extent that the Fund holds a large  portion of its  assets in cash or  short-term  debt obligations, it may be unable to achieve its investment goal.

Who should invest in the Fund?

o    Investors with medium- or long-term financial goals
o    Investors  seeking a bond  investment to help balance their  investments in stocks or more aggressive securities.
o    Investors  seeking  an income  investment  that can  provide  total  return opportunities.

 Who should not invest in the Fund?

o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

2

The Fund's investments in securities issued by non-U.S.  companies are generally denominated  in foreign  currencies  and  involve  certain  risks not  typically associated with investing in bonds issued by U.S. companies, including political
instability,   foreign  economic   conditions  and  inadequate   regulatory  and
accounting  standards.  To the extent  that the Fund  invests  in foreign  fixed income  securities,  the value of these securities may be adversely  affected by changes  in U.S.  or foreign  interest  rates,  as well as  changes in  currency exchange  rates.  Investments  in emerging  markets are subject to greater risks than  investments in more developed  countries,  including risks of political or economic  instability,  expropriation,  adverse changes in tax laws and currency controls.

Currency  risk is the risk that the  value of an  investment  may be  negatively affected  by changes in foreign  currency  exchange  rates.  Adverse  changes in exchange rates may reduce or eliminate any gains  produced by  investments  that are denominated in foreign currencies and may increase losses.

Derivatives  Risk is the  possibility  that a fund may  experience a significant loss if it employs a derivatives  strategy (including a strategy involving swaps such as interest rate swaps,  index swaps and credit default swaps) related to a security or a securities  index and that security or index moves in the opposite direction  from what the  portfolio  manager had  anticipated.  Another  risk of derivative  transactions is the creditworthiness of the counterparty because the transaction  depends  on the  willingness  and  ability of the  counterparty  to
fulfill  its  contractual  obligations.   Derivatives  also  involve  additional
expenses,  which could  reduce any  benefit or increase  any loss to a fund from using the strategy.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 12.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                                                               3

How has the Delaware Core Plus Bond Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A, B, C and R shares have varied over the past ten calendar  years,  as well as the average annual returns of Class A, B, C and R for one-year, five-year and ten-year or lifetime periods, as  applicable.  The Fund's past  performance  (before  and after  taxes) is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect expense caps in effect during these periods.  The returns would be lower without the expense  caps.  Please see the  footnotes  on page 6 for  additional information about the expense caps.

On January 31, 2007,  the Fund's  investment  objective and strategy will change from seeking high current income by investing  primarily in U.S. government debt obligations to seeking  maximum  long-term  total return U.S.  investment  grade bonds, corporate junk bonds and foreign bonds.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN] [CLASS A]

Year-by-year total return (Class A)

-------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
         1996        1997        1998        1999        2000        2001        2002        2003        2004        2005
-------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
        2.82%       8.45%       7.08%      -2.59%      12.07%       7.19%       9.88%       2.09%       3.82%       1.94%
-------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

As of September 30, 2006, the Fund's Class A shares had a calendar  year-to-date return of 2.41%.  During the periods  illustrated  in this bar chart,  Class A's highest  quarterly return was 5.05% for the quarter ended September 30, 2001 and its lowest quarterly return was -2.45% for the quarter ended June 30, 2004.

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

4

Average annual returns for periods ending 12/31/05

---------------------------------------------------------------------------- ----------- ----------- ---------------------------
                                                                               1 year     5 years      10 years or Lifetime**
                                                                             ----------- ----------- ---------------------------
Class A return before taxes                                                    -2.60%      3.99%               4.71%
---------------------------------------------------------------------------- ----------- ----------- ---------------------------
Class A return after taxes on distributions                                    -4.09%      2.24%               2.46%
---------------------------------------------------------------------------- ----------- ----------- ---------------------------
Class A return after taxes on distributions and sale of Fund shares            -1.69%      2.34%               2.58%
---------------------------------------------------------------------------- ----------- ----------- ---------------------------
Class B return before taxes*                                                   -2.67%      3.95%               4.60%
---------------------------------------------------------------------------- ----------- ----------- ---------------------------
Class C return before taxes*                                                   0.39%       4.22%               4.47%
---------------------------------------------------------------------------- ----------- ----------- ---------------------------
Class R return before taxes                                                    1.81%        N/A                1.54%
---------------------------------------------------------------------------- ----------- ----------- ---------------------------
 Lehman Brothers Government Bond Index***
 (reflects no deduction for fees, expenses or taxes)                           2.65%       5.39%               5.94%
---------------------------------------------------------------------------- ----------- ----------- ---------------------------
 Lehman Brothers Aggregate Bond Index***
 (reflects no deduction for fees, expenses or taxes)                           2.43%       5.87%               6.16%
---------------------------------------------------------------------------- ----------- ----------- ---------------------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
Government Bond Index and the Lehman Brothers  Aggregate Bond Index.  The Lehman
Brothers  Government Bond Index is composed of the U.S.  Treasury Bond Index and the U.S.  Agency Bond Index,  which  consist of public  obligations  of the U.S.
Treasury and all publicly issued debt of U.S. government agencies, respectively.
The Lehman  Brothers  Aggregate Bond Index  measures the  performance of a broad range of U.S.  corporate and government  bonds. You should remember that, unlike the Fund,  each Index is  unmanaged  and does not  reflect  the actual  costs of operating  a mutual  fund,  such as the costs of  buying,  selling  and  holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as employer-  sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total returns  assume  redemption  of shares at the end of the period.  The
     10-year  returns for Class B share  reflects  conversion  to Class A shares after 8 years. If shares were not redeemed,  the returns (before taxes) for
     Class B would be 1.23%,  4.20% and 4.60% for the  one-year,  five-year  and
     10-year  periods,  respectively.  If shares were not redeemed,  the returns before taxes for Class C would be 1.36%,  4.22% and 4.47% for the one-year, five-year and 10-year periods, respectively.
**   Lifetime  returns are shown if the Fund or Class  existed for less than ten years.  The  inception  dates for the Class A, Class B, Class C and Class R shares of the Fund were August 16, 1985, May 2, 1994, November 29, 1995 and
     June 2, 2003, respectively.
***  The returns for the Lehman  Brothers  Government  Bond Index and the Lehman
     Brothers Aggregate Bond Index are for 10 years. The Indexes returns for the
     Class R lifetime were 1.94% and 2.76%,  respectively  (beginning  6/30/03).
     The Lehman  Brothers  Aggregate Bond Index is replacing the Lehman Brothers
     Government Bond Index as the Fund's  benchmark.  As a result of the changes in the Fund's  investment  objective  and  investment  strategy,  discussed above, the Manager  believes the Lehman Brothers  Aggregate Bond Index is a more  accurate  benchmark of the Fund's  investments.  The Lehman  Brothers
     Government Bond Index may be excluded from this comparison in the future.

                                                                               5

What are the Fund's fees and expenses?

---------------------------------------- ------------------------------- ---------- ----------- ----------- -----------
                                         Class                               A           B           C           R
---------------------------------------- ------------------------------- ---------- ----------- ----------- -----------
Sales charges are fees paid directly     Maximum sales charge (load)         4.50%      none        none        none
from your investments when you buy or    imposed on purchases as a
sell shares of the Fund. You do not      percentage of offering price
pay sales charges when you buy or sell   ------------------------------- ---------- ----------- ----------- -----------
Class R shares.                          Maximum contingent deferred         none(1)    4.00%(2)    1.00%(3)    none
                                         sales charge (load) as a
                                         percentage of original purchase
                                         price or redemption price,
                                         whichever is lower
                                         ------------------------------- ---------- ----------- ----------- -----------
                                         Maximum sales charge (load)         none       none        none        none
                                         imposed on reinvested
                                         dividends
                                         ------------------------------- ---------- ----------- ----------- -----------
                                         Redemption fees                     none       none        none        none
                                         ------------------------------- ---------- ----------- ----------- -----------
                                         Exchange fees(4)                    none       none        none        none
---------------------------------------- ------------------------------- ---------- ----------- ----------- -----------

---------------------------------------- ------------------------------- ---------- ----------- ----------- -----------
Annual fund operating expenses are       Management fees(5)                  0.55%       0.55%       0.55%       0.55%
deducted from the Fund's assets.         ------------------------------- ---------- ----------- ----------- -----------
                                         Distribution and service         0.30%(6)       1.00%       1.00%    0.60%(7)
                                         (12b-1) fees
                                         ------------------------------- ---------- ----------- ----------- -----------
                                         Other expenses                      0.37%       0.37%       0.37%       0.37%
                                         ------------------------------- ---------- ----------- ----------- -----------
                                         Total annual fund operating         1.22%       1.92%       1.92%       1.52%
                                         expenses
                                         ------------------------------- ---------- ----------- ----------- -----------
                                         Fee waivers and payments          (0.27%)     (0.22%)     (0.22%)     (0.32%)
                                         ------------------------------- ---------- ----------- ----------- -----------
                                         Net expenses                        0.95%       1.70%       1.70%       1.20%
---------------------------------------- ------------------------------- ---------- ----------- ----------- -----------

---------------------------------------- ---------- --------- --------- ------------------ ---------- ----------------- ----------
                                         Class       A         B(9)     B(9) (if redeemed)  C          C (if redeemed)   R
---------------------------------------- ---------- --------- --------- ------------------ ---------- ----------------- ----------
This example is intended to help you     1 year         $543      $173               $573       $173              $273       $122
compare the cost of investing in the     ---------- --------- --------- ------------------ ---------- ----------------- ----------
Fund to the cost of investing in other   3 years        $794      $582               $807       $582              $582       $449
mutual funds with similar investment     ---------- --------- --------- ------------------ ---------- ----------------- ----------
objectives.  We show the cumulative      5 years      $1,065    $1,016             $1,166     $1,016            $1,016       $799
amount of Fund expenses on a             ---------- --------- --------- ------------------ ---------- ----------------- ----------
hypothetical investment of $10,000       10 years     $1,838    $2,043             $2,043     $2,225            $2,225     $1,785
with an annual 5% return over the time   ---------- --------- --------- ------------------ ---------- ----------------- ----------
shown.(8) This example reflects the
net operating expenses with applicable
waivers for the one-year contractual
period and total operating expenses
without waivers for years two through
10.  This is an example only, and does
not represent future expenses, which
may be greater or less than those
shown here.
---------------------------------------- ---------- --------- --------- ------------------ ---------- ----------------- ----------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.
(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.
(3)  Class C shares  redeemed  within one year of  purchase  are subject to a 1%
     contingent deferred sales charge.
(4)  Exchanges are subject to the requirements of Delaware Investments(R)Fund. A front-end  sales charge may apply if you  exchange  your shares into a fund that has a front-end sales charge.
(5)  The  Manager  has  contracted  to waive all or a portion of its  investment advisory  fees and/or  reimburse  expenses  from  February 1, 2007  through
     November 30, 2007 in order to prevent total annual fund operating  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  brokerage  fees, certain  insurance costs and non-routine  expenses or costs,  including but not limited to,  those  relating to  reorganizations,  litigation,  certain
     Trustee  retirement  plan  expenses,  conducting  shareholder  meetings and liquidations [collectively,  "non-routine expenses"]) from exceeding, in an aggregate amount,  0.70% of average daily net assets. These expense waivers and  reimbursements  will be limited  to 0.75% of average  daily net assets from the date of this Prospectus  through January 31, 2007. For purposes of these  waivers and  reimbursements,  non-routine  expenses may also include such additional  costs and expenses as may be agreed upon from time to time by the Fund's Board and the Manager.
(6)  The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's  Class A shares that went into  effect on June 1, 1992.  The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets  representing shares that were acquired  prior to June 1, 1992 and  0.30% on or after  June 1,  1992.  All
     Class A  shareholders  will bear 12b-1 fees at the same rate,  the  blended rate  based  upon the  allocation  of the 0.10% and 0.30%  rates  described above.  The  Distributor  has contracted to limit the Class A shares' 12b-1 fees from February 1, 2007 through  November 30, 2007 to no more than 0.25%
     of average daily net assets.
(7)  The  Distributor  has  contracted  to limit the Class R shares'  12b-1 fees through  November  30,  2007 to no more  than  0.50% of  average  daily net assets.
(8)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.
(9)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

6

How we manage the Fund

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best  investments  for the Fund.  Following are  descriptions  of how the portfolio  managers  pursue the Fund's  investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

To meet its investment objectives, the Fund primarily invests in domestic (U.S.)
investment-grade  debt  securities,  but  may  also  invest  in  high-yield  and international fixed income securities. Under normal circumstances, the Fund will invest  at least  80% of its net  assets  in fixed  income  securities.  We will determine how much of the Fund to allocate to each of the various  sectors based on our  evaluation of economic and market  conditions  and our assessment of the returns and potential for appreciation  that can be achieved from investments in each of the three sectors. We will periodically reallocate the Fund's assets, as deemed necessary.  The relative  proportion of the Fund's assets to be allocated among sectors is described below.

o U.S. Investment Grade Sector Under normal  circumstances,  the majority of the
Fund's total assets will be invested in the U.S.  investment  grade  sector.  In managing the Fund's assets  allocated to the  investment  grade sector,  we will invest  principally  in  debt  obligations  issued  or  guaranteed  by the  U.S.
Government,  its agencies or  instrumentalities  and by U.S.  corporations.  The corporate debt  obligations  in which the Fund may invest include bonds,  notes,
debentures  and  commercial  paper  of  U.S.  companies.   The  U.S.  Government
securities in which the Fund may invest  include a variety of  securities  which are issued or guaranteed as to the payment of principal and interest by the U.S.
Government,  and by  various  agencies  or  instrumentalities  which  have  been established or sponsored by the U.S.  Government.  The assets in the Fund's U.S.
investment  grade  sector may also be  invested  in  mortgage-backed  securities issued or guaranteed by the U.S.  Government,  its agencies or instrumentalities or by government sponsored  corporations.  Other  mortgage-backed  securities in which  the Fund  may  invest  are  issued  by  certain  private,  non-government entities. Subject to quality limitations, the Fund may also invest in securities which are backed by assets  such as  receivables  on home equity and credit card loans, automobile,  mobile home, recreational vehicle and other loans, wholesale dealer  floor plans and  leases.  Securities  purchased  by the Fund within this sector will be rated in one of the four  highest  rating  categories  or will be unrated securities that we determine are of comparable  quality.  Please see the
Statement of Additional Information (SAI) for additional ratings information.

o U.S. High-Yield Sector Under normal circumstances, up to 20% of the Fund's net assets  will be  allocated  to the U.S.  High-Yield  Sector.  We will invest the
Fund's assets that are allocated to the domestic  high-yield sector primarily in those  securities  having a liberal and  consistent  yield and those  tending to reduce  the  risk of  market  fluctuations.  The  Fund may  invest  in  domestic corporate  debt  obligations,  including  notes,  which  may be  convertible  or non-convertible,  commercial  paper,  units  consisting  of bonds  with stock or warrants to buy stock attached, debentures,  convertible debentures, zero coupon bonds and pay-in-kind securities. The Fund will invest in both rated and unrated bonds.  The rated bonds that the Fund may purchase in this sector will generally be rated BB or lower by Standard & Poors ("S&P") or Fitch, Inc. ("Fitch"), Ba or
lower by Moody's  Investors Service  ("Moody's"),  or similarly rated by another nationally recognized statistical ratings organization ("NRSRO").  Unrated bonds may be more speculative in nature than rated bonds.

o  International  Sector  The Fund may invest up to 20% of its net assets in the
International Sector. The International Sector invests primarily in fixed-income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign  countries.  These  fixed-income securities  include foreign government  securities,  debt obligations of foreign companies,  and securities issued by supra-national  entities.  A supra-national entity  is an  entity  established  or  financially  supported  by the  national governments of one or more countries to promote  reconstruction  or development.
Examples of  supra-national  entities include,  among others,  the International
Bank for Reconstruction and Development (more commonly known as the World Bank),
the  European   Economic   Community,   the  European   Investment   Bank,   the
Inter-American  Development  Bank and the Asian  Development  Bank. The Fund may
invest in  securities  issued in any currency  and may hold foreign  currencies.
Securities of issuers  within a given country may be denominated in the currency of another country or in  multinational  currency  units,  such as the Euro. The
Fund may, from time to time,  purchase or sell foreign  currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund
transactions   and   to   minimize   currency   value   fluctuations.   Currency
considerations  carry a special  risk for a Fund that  allocates  a  significant portion of its assets to foreign securities.  The Fund will invest in both rated and unrated foreign  securities,  and may purchase  securities of issuers in any foreign country,  developed and  underdeveloped.  These  investments may include direct  obligations  of  issuers  located  in  emerging  markets  countries  and so-called Brady Bonds. However, investments in emerging markets, Brady Bonds and in foreign  securities that are rated below investment  grade (e.g.,  lower than
BBB by S&P), or, if unrated,  judged to be of comparable  quality,  will, in the aggregate, be limited to no more than 5% of the Fund's net assets.

                                                                               7

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

-------------------------------------------------- ---------------------------------------------------
                   Securities                                       How we use them
-------------------------------------------------- ---------------------------------------------------
High-yield corporate bonds: Debt obligations       Emphasis is typically on those rated BB or Ba
issued by a corporation and rated lower than       by an NRSRO.  We carefully evaluate an
investment grade by an NRSRO such as S&P or        individual company's financial situation, its
Moody's.  High-yield bonds, also known as "junk    management, the prospects for its industry and
bonds," are issued by corporations that have       the technical factors related to its bond
lower credit quality and may have difficulty       offering.  Our goal is to identify those
repaying principal and interest.                   companies that we believe will be able to repay
                                                   their debt obligations in spite of poor
                                                   ratings.  We invest in unrated bonds if we
                                                   believe their credit quality is comparable to
                                                   the rated bonds we are permitted to invest in.
                                                   Unrated bonds may be more speculative in nature
                                                   than rated bonds.  We may not invest more than
                                                   20% of the Fund's net assets in high-yield
                                                   bonds.
-------------------------------------------------- ---------------------------------------------------
U.S. Government securities:  U.S. Treasury         We may invest in U.S. government securities for
securities are backed by the "full faith and       temporary purposes or otherwise, as is consistent
credit" of the United States.  Securities issued   with the Fund's investment objective and
or guaranteed by federal agencies and U.S.         policies.  These securities are issued or
government sponsored instrumentalities may or      guaranteed as to the payment of principal and
may not be backed by the "full faith and credit"   interest by the U.S. government, or by various
of the United States.  In the case of securities   agencies or instrumentalities which have been
not backed by the "full faith and credit" of the   established or sponsored by the U.S. government.
United States, investors in such securities look
principally to the agency or instrumentality
issuing or guaranteeing the obligation for
ultimate repayment.
-------------------------------------------------- ---------------------------------------------------
Mortgage-backed securities: Fixed-income           We may invest in mortgage-backed securities
securities that represent pools of mortgages,      issued or guaranteed by the U.S. government, its
with investors receiving principal and interest    agencies or instrumentalities or by government
payments as the underlying mortgage loans are      sponsored corporations.
paid back. Many are issued and guaranteed
against default by the U.S. government or its
agencies or instrumentalities, such as the
Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association and the Government
National Mortgage Association. Others are issued
by private financial institutions, with some
fully collateralized by certificates issued or
guaranteed by the U.S. government or its
agencies or instrumentalities.
-------------------------------------------------- ---------------------------------------------------
Collateralized mortgage obligations (CMOs) and     We may invest in CMOs and REMICs.  Certain CMOs
real estate mortgage investment conduits           and REMICs may have variable or floating interest
(REMICs):  CMOs are privately issued               rates and others may be stripped.  Stripped
mortgage-backed bonds whose underlying value is    mortgage securities are generally considered
the mortgages that are collected into different    illiquid and to such extent, together with any
pools according to their maturity.  They are       other illiquid investments, will not exceed the
issued by U.S. government agencies and private     Fund's limit on illiquid securities.  In
issuers.  REMICs are privately issued              addition, subject to certain quality and
mortgage-backed bonds whose underlying value is    collateral limitations, the Fund may invest up to
a fixed pool of mortgages secured by an interest   20% of its net assets in CMOs and REMICs issued
in real property.  Like CMOs, REMICs offer         by private entities which are not collateralized
different pools.                                   by securities issued or guaranteed by the U.S.
                                                   government, its agencies or instrumentalities, so
                                                   called non-agency mortgage-backed securities.
-------------------------------------------------- ---------------------------------------------------

8

-------------------------------------------------- ---------------------------------------------------
                   Securities                                       How we use them
-------------------------------------------------- ---------------------------------------------------
Asset-backed securities: Bonds or notes backed     We may invest in asset-backed securities rated in
by accounts receivable, including home equity,     one of the four highest rating categories by an
automobile or credit loans.                        NRSRO.
-------------------------------------------------- ---------------------------------------------------
Corporate notes and bonds: Debt obligations        We may invest in corporate notes and bonds that
issued by a corporation.                           are rated in one of the four highest rating
                                                   categories for the Fund's U.S. Investment Grade
                                                   Sector, and we may invest in bonds rated BB or
                                                   lower by S&P or Fitch and Ba or lower by Moody's
                                                   for its U.S. High Yield Sector and International
                                                   Sector.
-------------------------------------------------- ---------------------------------------------------
Certificates of deposit and obligations both of    We may invest in certificates of deposit and
U.S. and foreign banks:  Debt instruments issued   obligations from banks that have assets of at
by banks that pay interest.                        least one billion dollars.

                                                   Investments in foreign banks and overseas
                                                   branches of U.S. banks may be subject to less
                                                   stringent regulations and different risks than
                                                   U.S. Domestic banks.
-------------------------------------------------- ---------------------------------------------------
Corporate commercial paper: Short-term debt        We may invest in commercial paper that is rated
obligations with maturities ranging from two to    P-1 by Moody's and/or A-1 by S&P.
270 days, issued by companies.
-------------------------------------------------- ---------------------------------------------------
Repurchase agreements: An agreement between a      We may use repurchase agreements as a short-term
buyer of securities, such as the Fund, and a       investment for the Fund's cash position. In order
seller of securities, in which the seller agrees   to enter into these repurchase agreements, the
to buy the securities back within a specified      Fund must have collateral of at least 102% of the
time at the same price the buyer paid for them,    repurchase price.  We will only enter into
plus an amount equal to an agreed upon interest    repurchase agreements in which the collateral is
rate. Repurchase agreements are often viewed as    comprised of U.S. government securities.
equivalent to cash.
-------------------------------------------------- ---------------------------------------------------
Futures and Options:  A futures contract is a      The Fund may invest in futures, options and
bilateral agreement providing for the purchase     closing transactions related thereto.  These
and sale of a specified type and amount of a       activities will be entered into for hedging
financial instrument, or for the making and        purposes and to facilitate the ability to quickly
acceptance of a cash settlement, at a stated       deploy into the market the Fund's cash,
time in the future for a fixed price.  A call      short-term debt securities and other money market
option is a short-term contract pursuant to        instruments at times when the Fund's assets are
which the purchaser of the call option, in         not fully invested.  The Fund may only enter into
return for the premium paid, has the right to      these transactions for hedging purposes if it is
buy, and the seller of the call option has the     consistent with its respective investment
obligation to sell, the security or other          objective and policies.  The Fund may not engage
financial instrument underlying the option at a    in such transactions to the extent that
specified exercise price at any time during the    obligations resulting from these activities, in
term of the option.  A put option is a similar     the aggregate, exceed 20% of the Fund's assets.
contract in which the purchaser of the put         In addition, the Fund may enter into futures
option, in return for a premium, has the right     contracts, purchase or sell options on futures
to sell, and the seller of the put option has      contracts, and trade in options on foreign
the obligation to buy, the underlying security     currencies, and may enter into closing
or other financial instrument at a specified       transactions with respect to such activities to
price during the term of the option.               hedge or "cross hedge" the currency risks
                                                   associated with its investments.  Generally,
                                                   futures contracts on foreign currencies operate
                                                   similarly to futures contracts concerning
                                                   securities, and options on foreign currencies
                                                   operate similarly to options on securities.  See
                                                   also "Foreign Currency Transactions" below.  To
                                                   the extent that the Fund sells or "writes" put
                                                   and call options, it will designate assets
                                                   sufficient to "cover" these obligations and mark
                                                   them to market daily.
-------------------------------------------------- ---------------------------------------------------
Restricted securities: Privately placed            We may invest in privately placed securities
securities whose resale is restricted under U.S.   including those that are eligible for resale only
securities laws.                                   among certain institutional buyers without
                                                   registration, commonly known as "Rule 144A
                                                   Securities." Restricted securities that are
                                                   determined to be illiquid may not exceed the
                                                   Fund's 15% limit on illiquid securities.
-------------------------------------------------- ---------------------------------------------------

                                                                               9

-------------------------------------------------- ---------------------------------------------------
                   Securities                                       How we use them
-------------------------------------------------- ---------------------------------------------------
Foreign Government securities: Debt issued by a    The fixed-income securities in which the Fund
government other than the United States or by an   may invest include those issued by foreign
agency, instrumentality or political subdivision   governments.
of such government.
-------------------------------------------------- ---------------------------------------------------
Interest rate swap, index swap and credit          We may use interest rate swaps to adjust the
default swap agreements: In an interest rate       Fund's sensitivity to interest rates or to hedge
swap, a fund receives payments from another        against changes in interest rates. Index swaps
party based on a variable or floating interest     may be used to gain exposure to markets that the
rate, in return for making payments based on a     Fund invests in, such as the corporate bond
fixed interest rate. An interest rate swap can     market. We may also use index swaps as a
also work in reverse with a fund receiving         substitute for futures or options contracts if
payments based on a fixed interest rate and        such contracts are not directly available to the
making payments based on a variable or floating    Fund on favorable terms. We may enter into credit
interest rate. In an index swap, a fund receives   default swaps in order to hedge against a credit
gains or incurs losses based on the total return   event, to enhance total return or to gain
of a specified index, in exchange for making       exposure to certain securities or markets.
interest payments to another party. An index
swap can also work in reverse with a fund
receiving interest payments from another party
in exchange for movements in the total return of
a specified index. In a credit default swap, a
fund may transfer the financial risk of a credit
event occurring (a bond default, bankruptcy,
restructuring, etc.) on a particular security or
basket of securities to another party by paying
that party a periodic premium; likewise, a fund
may assume the financial risk of a credit event
occurring on a particular security or basket of
securities in exchange for receiving premium
payments from another party. Interest rate
swaps, index swaps and credit default swaps may
be considered to be illiquid.
-------------------------------------------------- ---------------------------------------------------
Illiquid securities: Securities that do not have   We may invest up to 15% of the Fund's total
a ready market, and cannot be easily sold within   assets in illiquid securities.
seven days at approximately the price that a
fund has valued them.
-------------------------------------------------- ---------------------------------------------------
Zero coupon and pay-in-kind bonds:  Zero coupon    We may purchase fixed-income securities,
bonds are debt obligations which do not entitle    including zero coupon bonds and PIK bonds,
the holder to any periodic payments of interest    consistent with the Fund's investment objective.
prior to maturity or a specified date when the
securities begin paying current interest, and
therefore are issued and traded at a discount
from their face amounts or par value.
Pay-in-kind ("PIK") bonds pay interest through
the issuance to holders of additional securities.
-------------------------------------------------- ---------------------------------------------------
Foreign currency transactions:  A forward          Although we value the Fund's assets daily in
foreign currency exchange contract involves an     terms of U.S. dollars, we do not intend to
obligation to purchase or sell a specific          convert its holdings of foreign currencies into
currency on a fixed future date at a price that    U.S. dollars on a daily basis.  We may, however,
is set at the time of the contract.  The future    from time to time, purchase or sell foreign
date may be any number of days from the date of    currencies and/or engage in forward foreign
the contract as agreed by the parties involved.    currency transactions in order to expedite
                                                   settlement of Fund transactions and to minimize
                                                   currency value fluctuations.  We will limit the
                                                   Fund's total non-U.S. dollar currency exposure to
                                                   10% of the Fund's net assets.
-------------------------------------------------- ---------------------------------------------------

10

-------------------------------------------------- ---------------------------------------------------
                   Securities                                       How we use them
-------------------------------------------------- ---------------------------------------------------
Short-Term debt investments:  These instruments    We may invest in these instruments either as a
include (1) time deposits, certificates of         means to achieve the Fund's investment objective
deposit and bankers acceptances issued by a U.S.   or, more commonly, as temporary defensive
commercial bank; (2) commercial paper of the       investments or pending investment in the Fund's
highest quality rating; (3) short-term debt        principal investment securities.  When investing
obligations with the highest quality rating; (4)   all or a significant portion of its assets in
U.S. government securities; and (5) repurchase     these instruments, the Fund may not be able to
agreements collateralized by those instruments.    achieve its investment objective.
-------------------------------------------------- ---------------------------------------------------
American Depositary Receipts (ADRs), European      The Fund may invest in sponsored and unsponsored
Depositary Receipts (EDRs), and Global             ADRs.  Such ADRs that the Fund may invest in will
Depositary Receipts (GDRs):  ADRs are receipts     be those that are actively traded in the United
issued by a U.S. depositary (usually a U.S.        States.
bank) and EDRs and GDRs are receipts issued by a
depositary outside of the U.S. (usually a          In conjunction with its investments in foreign
non-U.S. bank or trust company or a foreign        securities, the Fund may also invest in sponsored
branch of a U.S. bank).  Depositary receipts       and unsponsored EDRs and GDRs.
represent an ownership interest in an underlying
security that is held by the depositary.
Generally, the underlying security represented
by an ADR is issued by a foreign issuer and the
underlying security represented by an EDR or GDR
may be issued by a foreign or U.S. issuer.
Sponsored depositary receipts are issued jointly
by the issuer of the underlying security and the
depositary, and unsponsored depositary receipts
are issued by the depositary without the
participation of the issuer of the underlying
security.  Generally, the holder of the
depositary receipt is entitled to all payments
of interest, dividends or capital gains that are
made on the underlying security.
-------------------------------------------------- ---------------------------------------------------
Time deposits:  Time deposits are non-negotiable   Time deposits maturing in more than seven days
deposits maintained in a banking institution for   will not be purchased by the Fund, and time
a specified period of time at a stated interest    deposits maturing from two business days through
rate.                                              seven calendar days will not exceed 15% of the
                                                   total assets of the Fund.
-------------------------------------------------- ---------------------------------------------------

Please see the SAI for additional  descriptions of the securities  listed in the table above.

Borrowing from banks

The Fund may borrow money from banks as a temporary measure for extraordinary or emergency  purposes or to facilitate  redemptions.  The Fund will be required to pay  interest  to the  lending  banks  on the  amounts  borrowed.  As a  result, borrowing  money could  result in the Fund being  unable to meet its  investment objective.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for use in their securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in cash or  short-term  fixed income  obligations.  To the extent that it holds  these  securities,  the Fund may be  unable  to  achieve  its  investment objective.

Portfolio turnover
It is possible  that the Fund's annual  portfolio  turnover will exceed 100% and may be  considerably  in excess of 100%. A turnover rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio  turnover in any year may increase  brokerage  commissions paid and could generate taxes for shareholders on realized investment gains.

                                                                              11

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

------------------------------------------------- --------------------------------------------------
                     Risks                                  How we strive to manage them
------------------------------------------------- --------------------------------------------------
Interest rate risk is the risk that securities,   We limit the amount of the Fund's assets
particularly bonds with longer maturities, will   invested in any one industry and in any
decrease in value if interest rates rise and      individual security.
increase in value if interest rates fall.
Investments in equity securities issued by        The Fund is subject to various interest rate
small and medium sized companies, which often     risks depending upon its investment objectives
borrow money to finance operations, may also be   and policies.  We cannot eliminate this risk,
adversely affected by rising interest rates.      but we do try to address it by monitoring
                                                  economic conditions, especially interest rate
Swaps may be particularly sensitive to interest   trends and their potential impact on the Fund.
rate changes.  Depending on the actual            We do not try to increase returns on the Fund's
movements of interest rates and how well the      investments in debt securities by predicting and
portfolio manager anticipates them, a portfolio   aggressively capitalizing on interest rate
could experience a higher or lower return than    movements.
anticipated.  For example, if a portfolio holds
interest rate swaps and is required to make       By investing in swaps, the Fund is subject to
payments based on variable interest rates, it     additional interest rate risk.  We will not
will have to make increased payments if           invest in interest rate or index swaps with
interest rates rise, which will not necessarily   maturities of more than two years.  Each
be offset by the fixed-rate payments it is        business day we will calculate the amount the
entitled to receive under the swap agreement.     Fund must pay for any swaps it holds and will
                                                  designate enough cash or other liquid securities
                                                  to cover that amount.
------------------------------------------------- --------------------------------------------------
Lower rated fixed-income securities               We limit investments in high-risk, high-yield
(high-yield, high-risk securities), while         fixed-income securities to 20% of the Fund's net
generally having higher yields, are subject to    assets.  We also attempt to reduce the risk
reduced creditworthiness of issuers, increased    associated with investment in high-yield debt
risks of default and a more limited and less      securities through portfolio diversification,
liquid secondary market than higher-rated         credit analysis and attention to trends in the
securities.  These securities are subject to      economy, industries and financial markets.
greater price volatility and risk of loss of
income and principal than are higher rated
securities.  Lower rated and unrated
fixed-income securities tend to reflect
short-term corporate and market developments to
a greater extent than higher rated fixed-income
securities, which react primarily to
fluctuations in the general level of interest
rates.  Fixed-income securities of this type
are considered to be of poor standing and
primarily speculative.  Such securities are
subject to a substantial degree of credit risk.
-------------------------------------------------- ---------------------------------------------------

12

------------------------------------------------- --------------------------------------------------
                     Risks                                  How we strive to manage them
------------------------------------------------- --------------------------------------------------
Market risk is the risk that all or a majority    We maintain a long-term investment approach and
of the securities in a certain market - like      focus on securities we believe can continue to
the stock or bond market - will decline in        provide returns over an extended timeframe
value because of factors such as economic         regardless of these interim market
conditions, future expectations or investor       fluctuations.  Generally, we do not try to
confidence.                                       predict overall market movements.  We do not buy
                                                  and sell securities for short-term purposes.
Index swaps are subject to the same market
risks as the investment market or sector that     In evaluating the use of an index swap, we
the index represents. Depending on the actual     carefully consider how market changes could
movements of the index and how well the           affect the swap and how that compares to our
portfolio manager forecasts those movements, a    investing directly in the market the swap is
fund could experience a higher or lower return    intended to represent.  When selecting dealers
than anticipated.                                 with whom we would make interest rate or index
                                                  swap agreements for the Fund, we focus on those
                                                  dealers with high quality ratings and do careful
                                                  credit analysis before engaging in the
                                                  transaction.
------------------------------------------------- --------------------------------------------------
Credit risk is the possibility that a bond's      Our careful, credit-oriented bond selection and
issuer (or an entity that insures the bond)       our commitment to hold a diversified selection
will be unable to make timely payments of         of high-yield bonds are designed to manage this
interest and principal.                           risk.

Investing in so-called "junk" or "high-yield"     It is likely that protracted periods of economic
bonds entails the risk of principal loss, which   uncertainty would cause increased volatility in
may be greater than the risk involved in          the market prices of high-yield bonds, an
investment grade bonds.  High-yield bonds are     increase in the number of high-yield bond
sometimes issued by companies whose earnings at   defaults and corresponding volatility in the
the time the bond is issued are less than the     Fund's net asset value.
projected debt payments on the bonds.
                                                  Our holdings of high-quality investment grade
A protracted economic downturn may severely       bonds are less subject to credit risk and may
disrupt the market for high-yield bonds,          help to balance any credit problems experienced
adversely affect the value of outstanding bonds   by individual high-yield bond issuers or foreign
and adversely affect the ability of high-yield    issuers.
issuers to repay principal and interest.
                                                  When selecting dealers with whom we would make
                                                  interest rate or index swap agreements, we focus
                                                  on those with high quality ratings and do
                                                  careful credit analysis before investing.
------------------------------------------------- --------------------------------------------------
Liquidity risk is the possibility that            We limit exposure to illiquid securities to no
securities cannot be readily sold within seven    more than 15% of the Fund's total assets.
days at approximately the price that a fund has
valued them.                                      Swap agreements entered into by the Fund will be
                                                  treated as illiquid securities.  However, swap
The high-yield secondary market is particularly   dealers may be willing to repurchase interest
susceptible to liquidity problems when            rate swaps.
institutional investors, such as mutual funds
and certain other financial institutions,
temporarily stop buying bonds for regulatory,
financial or other reasons.
-------------------------------------------------- ---------------------------------------------------

                                                                              13

------------------------------------------------- --------------------------------------------------
                     Risks                                  How we strive to manage them
------------------------------------------------- --------------------------------------------------
Emerging markets risk is the possibility that     We may invest a portion of the Fund's assets in
the risks associated with international           securities of issuers located in emerging
investing will be greater in emerging markets     markets.  We cannot eliminate these risks but
than in more developed foreign markets because,   will attempt to reduce these risks through
among other things, emerging markets may have     portfolio diversification, credit analysis and
less stable political and economic                attention to trends in the economy, industries
environments.  In addition, in many emerging      and financial markets and other relevant
markets there is substantially less publicly      factors.  We will limit the Fund's investments
available information about issuers and the       in emerging markets, in the aggregate, to no
information that is available tends to be of a    more than 5% of the Fund's net assets.
lesser quality.  Economic markets and
structures tend to be less mature and diverse
and the securities markets, which are subject
to less government regulation or supervision,
may also be smaller, less liquid and subject to
greater price volatility.
------------------------------------------------- --------------------------------------------------
Foreign risk is the risk that foreign             We attempt to reduce the risks presented by such
securities may be adversely affected by           investments by conducting world-wide fundamental
political instability, changes in currency        research, including country visits.  In
exchange rates, foreign economic conditions or    addition, we monitor current economic and market
inadequate regulatory and accounting standards.   conditions and trends, the political and
                                                  regulatory environment and the value of
                                                  currencies in different countries in an effort
                                                  to identify the most attractive countries and
                                                  securities.  Additionally, when currencies
                                                  appear significantly overvalued compared to
                                                  average real exchange rates, the Fund may hedge
                                                  exposure to those currencies for defensive
                                                  purposes.  We will limit the Fund's investments
                                                  in foreign securities to no more than 20% of its
                                                  net assets.
------------------------------------------------- --------------------------------------------------
Currency risk is the risk that the value of an    The Fund, which has exposure to global and
investment may be negatively affected by          international investments, may be affected by
changes in foreign currency exchange rates.       changes in currency rates and exchange control
Adverse changes in exchange rates may reduce or   regulations and may incur costs in connection
eliminate any gains produced by investments       with conversions between currencies.  To hedge
that are denominated in foreign currencies and    this currency risk associated with investments
may increase losses.                              in non-U.S. dollar denominated securities, we
                                                  may invest in forward foreign currency
                                                  contracts.  These activities pose special risks
                                                  which do not typically arise in connection with
                                                  investments in U.S. securities.  In addition, we
                                                  may engage in foreign currency options and
                                                  futures transactions.  We will limit the Fund's
                                                  total non-U.S. dollar currency exposure to 10%
                                                  of the Fund's net assets.
------------------------------------------------- --------------------------------------------------
Derivatives risk is the possibility that the      We will use derivatives for defensive purposes,
Fund may experience a significant loss if it      such as to protect gains or hedge against
employs a derivatives strategy (including a       potential losses in the Fund without actually
strategy involving futures, options, swaps such   selling a security, to neutralize the impact of
as interest rate swaps, index swaps and credit    interest rate changes, to affect diversification
default swaps) related to a security or a         or to earn additional income.  We will not use
securities index and that security or index       derivatives for reasons inconsistent with our
moves in the opposite direction from what the     investment objectives.  We also research and
portfolio manager had anticipated.  Another       continually monitor the creditworthiness of
risk of derivative transactions is the            current or potential counterparties.  We will
creditworthiness of the counterparty because      limit the Fund's investments in derivative
the transaction depends on the willingness and    instruments to 20% of the Fund's net assets.
ability of the counterparty to fulfill its
contractual obligations.  Derivatives also
involve additional expenses, which could reduce
any benefit or increase any loss to a Fund from
using the strategy.
-------------------------------------------------- ---------------------------------------------------

14

------------------------------------------------- --------------------------------------------------
                     Risks                                  How we strive to manage them
------------------------------------------------- --------------------------------------------------
Prepayment risk is the risk that the principal    We may invest in mortgage-backed securities,
on a bond that a fund owns will be prepaid        CMOs and REMICs.  We take into consideration the
prior to maturity at a time when interest rates   likelihood of prepayment when mortgages are
are lower than what that bond was paying. The     selected.  We may look for mortgage securities
Fund would then have to reinvest that money at    that have characteristics that make them less
a lower interest rate.                            likely to be prepaid, such as low outstanding
                                                  loan balances or below-market interest rates.
------------------------------------------------- --------------------------------------------------
Futures contracts, options on futures             We may use certain options strategies or may use
contracts, forward contracts, and certain         futures contracts and options on futures
options used as investments for hedging and       contracts.  We will not enter into futures
other non-speculative purposes involve certain    contracts and options thereon to the extent that
risks.  For example, a lack of correlation        more than 5% of the Fund's total assets are
between price changes of an option or futures     required as futures contract margin deposits and
contract and the assets being hedged could        premiums on options and only to the extent that
render a fund's hedging strategy unsuccessful     obligations under such futures contracts and
and could result in losses.  The same results     options thereon would not exceed 20% of the
could occur if movements of foreign currencies    Fund's total assets.
do not correlate as expected by the investment
advisor at a time when a fund is using a          We may also use options and futures to gain
hedging instrument denominated in one foreign     exposure to a particular market segment without
currency to protect the value of a security       purchasing individual securities in the segment.
denominated in a second foreign currency
against changes caused by fluctuations in the     See also "Foreign Risk" and "Currency Risk" on
exchange rate for the dollar and the second       page 14.
currency.  If the direction of securities
prices, interest rates or foreign currency
prices is incorrectly predicted, the fund will
be in a worse position than if such
transactions had not been entered into.  In
addition, since there can be no assurance that
a liquid secondary market will exist for any
contract purchased or sold, a fund may be
required to maintain a position (and in the
case of written options may be required to
continue to hold the securities used as cover)
until exercise or expiration, which could
result in losses.  Further, options and futures
contracts on foreign currencies, and forward
contracts, entail particular risks related to
conditions affecting the underlying currency.
Over-the-counter transactions in options and
forward contracts also involve risks arising
from the lack of an organized exchange trading
environment.
------------------------------------------------- --------------------------------------------------
Zero coupon and pay-in-kind bonds are generally   We may invest in zero coupon and pay-in-kind
considered to be more interest sensitive than     bonds to the extent consistent with the Fund's
income-bearing bonds, to be more speculative      investment objective.  We cannot eliminate the
than interest-bearing bonds, and to have          risks of zero coupon bonds, but we do try to
certain tax consequences which could, under       address them by monitoring economic conditions,
certain circumstances, be adverse to the Fund.    especially interest rate trends and their
For example, the Fund accrues, and is required    potential impact on the Fund.
to distribute to shareholders, income on its
zero coupon bonds.  However, the Fund may not
receive the cash associated with this income
until the bonds are sold or mature.  If the
Fund does not have sufficient cash to make the
required distribution of accrued income, the
Fund could be required to sell other securities
in its portfolio or to borrow to generate the
cash required.
-------------------------------------------------- ---------------------------------------------------

                                                                              15

------------------------------------------------- --------------------------------------------------
                     Risks                                  How we strive to manage them
------------------------------------------------- --------------------------------------------------
Portfolio turnover rates reflect the amount of    The Fund will normally experience an annual
securities that are replaced from the beginning   portfolio turnover rate exceeding 100%.
of the year to the end of the year by the
Fund.  The higher the amount of portfolio
activity, the higher the brokerage costs and
other transaction costs of the Fund are likely
to be.  The amount of portfolio activity will
also affect the amount of taxes payable by the
Fund's shareholders that are subject to federal
income tax, as well as the character (ordinary
income vs. capital gains) of such tax
obligations.
------------------------------------------------- --------------------------------------------------
Transaction cost risk is the risk that the cost   The Fund is subject to transaction costs risk to
of buying, selling and holding foreign            the extent that its respective objective and
securities, including brokerage, tax and          policies permit it to invest, and it actually
custody costs, may be higher than those           does invest, in foreign securities.  We strive
involved in domestic transactions.                to monitor transaction costs and to choose an
                                                  efficient trading strategy for the Fund.
------------------------------------------------- --------------------------------------------------
Foreign Government securities risks involve the   We attempt to reduce the risks associated with
ability of a foreign government or government -   investing in foreign governments by limiting the
related issuer to make timely principal and       potion of portfolio assets that may be invested
interest payments on its external debt            in such securities.
obligations.  This ability to make payments
will be strongly influenced by the issuer's
balance of payments, including export
performance, its access to international
credits and investments, fluctuations in
interest rates and the extent of its foreign
reserves.
------------------------------------------------- --------------------------------------------------
Valuation risk:  A less liquid secondary          We will strive to manage this risk by carefully
market, as described above, makes it more         evaluating individual bonds and by limiting the
difficult for the Fund to obtain precise          amount of the Fund's assets that can be
valuations of the high-yield securities in its    allocated to privately placed high-yield
portfolio.  During periods of reduced             securities.
liquidity, judgment plays a greater role in
valuing high-yield securities.
------------------------------------------------- --------------------------------------------------
Legislative and regulatory risk:  The United      We monitor the status of regulatory and
States Congress has from time to time taken or    legislative proposals to evaluate any possible
considered legislative actions that could         effects they might have on the Fund's portfolio.
adversely affect the high-yield bond market.
For example, Congressional legislation has,
with some exceptions, generally prohibited
federally insured savings and loan institutions
from investing in high-yield securities.
Regulatory actions have also affected the
high-yield market.  Similar actions in the
future could reduce liquidity for high-yield
securities, reduce the number of new high-yield
securities being issued and could make it more
difficult for the Fund to attain its investment
objective.
------------------------------------------------- --------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

16

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its services to the Fund,  the Manager was paid an aggregate fee, net of fee waivers, of 0.38% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustees  approval  of the  Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended July 31, 2006.

Portfolio managers
Stephen  R.  Cianci  and Paul  Grillo  have  primary  responsibility  for making day-to-day  investment  decisions  for the Fund.  When making  decisions for the
Fund, Messrs. Cianci and Grillo regularly consult with Ryan K. Brist.

Ryan K. Brist, CFA, Managing  Director/Chief  Investment  Officer - Fixed Income
Investments,   is  the  co-head  of  the  fixed-income  department  at  Delaware
Investments,  where he oversees  the fixed  income  investment  process,  and is primarily responsible for total return-based products. Prior to joining Delaware
Investments  in 2000,  he was a member  of the  portfolio  management  team that managed  Conseco  Capital  Management's  investment  grade  Core and  Core  Plus products  for five  years.  He  previously  worked in  investment  banking as an analyst  for Dean  Witter  Reynolds in New York.  Mr.  Brist holds a  bachelor's degree in finance from Indiana University.

Stephen R. Cianci, CFA, Senior Vice  President/Senior  Portfolio Manager,  began his career at  Delaware  Investments  in 1992 as an  investment  grade  research analyst.  Today,  he is a  senior  member  of the  firm's  Core  and  Core  Plus investment  teams,  as  well as a  mortgage-backed  and  asset-backed  portfolio manager.  Mr.  Cianci  is  also  the  lead  portfolio  manager  for  the  firm's
Intermediate, Limited-Term, and Inflation Protected Bond teams. He is an adjunct professor  of finance and a member of the Business  Advisory  Council at Widener
University,  where he also  graduated with  finance-oriented  bachelor's and MBA degrees.

Paul Grillo, CFA, Senior Vice President/Senior Portfolio Manager joined Delaware
Investments  in 1992 and is a senior  member  of the  firm's  Core and Core Plus fixed  income  investment  teams.  He  also  serves  as  a  mortgage-backed  and
asset-backed   securities  analyst  and  is  an  integral  team  member  of  the intermediate and limited-term  mandates.  Prior to joining Delaware Investments,
Mr. Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also  worked  as  a  mortgage  strategist  and  portfolio  manager  at  Chemical
Investment Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor's  degree in business  management from North Carolina State  University and an MBA with a concentration in finance from Pace University.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

Manager of managers structure
The Fund and the  Manager  have  received  an  exemptive  order  from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and terminate  sub-advisory agreements on behalf of the Fund without  shareholder  approval (the "Manager of
Managers  Structure").  The  Manager  of  Managers  Structure  was  approved  by shareholders  at a meeting held on March 23, 2005 (or as  adjourned).  Under the
Manager of Managers Structure, the Manager has ultimate responsibility,  subject to oversight by the Fund's Board,  for  overseeing the Fund's  sub-advisors  and recommending  to the Board their hiring,  termination  or  replacement.  The SEC order does not apply to any sub-advisor  that is affiliated with the Fund or the
Manager.  While the  Manager  does not  currently  expect to use the  Manager of
Managers  Structure  with  respect to the Fund,  the Manager may, in the future, recommend  to the Fund's  Board the  establishment  of the  Manager of  Managers
Structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approvals for matters  relating to  sub-advisors or sub-
advisory  agreements.  The  Manager  of  Managers  Structure  does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                                                              17

Who's who?

This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R)Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                      Board of Trustees
Investment manager                                                                          Custodian
Delaware Management Company                                                                 JPMorgan Chase Bank
2005 Market Street                                                                          4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                  The Fund                       Brooklyn, NY 11245

                                Distributor                               Service agent
                                Delaware Distributors, L.P.               Delaware Service Company, Inc.
                                2005 Market Street                        2005 Market Street
                                Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                                Financial intermediary wholesaler
                                Lincoln Financial Distributors, Inc.
                                2001 Market Street
                                Philadelphia, PA 19103-7055
Portfolio managers
(see page 17 for details)

                                                            Financial advisors

                                                               Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the Distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

18

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class:

CLASS A
o    Class A shares  have an up-front  sales  charge of up to 4.50% that you pay when you buy the shares.

o    If you  invest  $100,000  or more,  your  front-end  sales  charge  will be reduced.

o    You may qualify for other  reductions in sales charges,  and, under certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of average  daily net  assets,  which is lower than the 12b-1 fee for
     Class B, Class C and Class R shares.  See "Dealer  compensation"  below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges

The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current net asset value, the percentage rate of sales charge and rounding.

------------------------------------ --------------------------------- ----------------------------------
                                            Sales charge as %                  Sales charge as %
Amount of purchase                          of offering price               of net amount invested
------------------------------------ --------------------------------- ----------------------------------
Less than $100,000                                4.50%                              5.13%
------------------------------------ --------------------------------- ----------------------------------
$100,000 but under $250,000                       3.50%                              4.00%
------------------------------------ --------------------------------- ----------------------------------
$250,000 but under $500,000                       2.50%                              3.00%
------------------------------------ --------------------------------- ----------------------------------
$500,000 but under $1 million                     2.00%                              2.44%
------------------------------------ --------------------------------- ----------------------------------
$1 million or more                    None (Limited CDSC may apply)*    None (Limited CDSC may apply)*
------------------------------------ --------------------------------- ----------------------------------

* There is no  front-end  sales  charge when you  purchase $1 million or more of
Class A shares. However, if the Fund's Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 1.00%
if you redeem these shares  within the first year after your  purchase and 0.50%
if you  redeem  them  within the second  year,  unless a specific  waiver of the charge  applies.  The Limited CDSC will be paid to the  Distributor  and will be assessed  on an amount  equal to the lesser  of: (1) the net asset  value at the time of  purchase  of the Class A shares  being  redeemed,  or (2) the net asset value of such Class A shares at the time of  redemption.  For  purposes  of this formula,  the "net asset  value at the time of  purchase"  will be the net asset value at purchase of the Class A shares even if those shares are later exchanged for  shares  of  another  Delaware  Investments(R)Fund  and,  in the event of an exchange  of Class A shares,  the "net asset value of such shares at the time of redemption"  will be the net asset value of the shares acquired in the exchange.
In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. See "Dealer  compensation" on page 22 for a description of the dealer commission that is paid.

                                                                              19

CLASS B
o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.00%  during the second year,  2.25%
     during the third  year,  1.50%  during the  fourth and fifth  years,  1.00%
     during the sixth year, and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges - Class B and Class C" on page 21.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived;  please see "Waivers of Contingent  Deferred Sales Charges" on page
     25 for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a 12b-1  fee of no  more  than  0.30%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" on page 21.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived;  please see "Waivers of Contingent  Deferred Sales Charges" on page
     25 for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

20

CLASS R
o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the Fund.  Class R shares  are not  subject to a contingent deferred sales charge.

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares  do not  automatically  convert  to another class.

o    Class  R  shares  generally  are  available  only  to:  (i)  qualified  and non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457 and  non-custodial  403(b)  plans,  as well as  other non-qualified  deferred compensation plans) with assets (at the time shares are  considered  for  purchase)  of $10  million  or less;  and (ii) to IRA rollovers  from plans  maintained  on the Delaware  Investments  retirement recordkeeping  system or BISYS's retirement  recordkeeping  system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g.,  no SIMPLE  IRA's,  SEP/IRA's,  SAR/SEP  IRA's,  Roth IRA's,  etc.).  For
purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount equal to the lesser of the net asset value at the time the shares being  redeemed were  purchased or the net asset value of those shares at the time of redemption.  No contingent  deferred sales charge will be imposed on increases  in net asset  value  above the  initial  purchase  price,  nor will a contingent  deferred sales charge be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at purchase of Class B shares or Class C shares of the Fund, even if
those   shares   are   later   exchanged   for   shares  of   another   Delaware
Investments(R)Fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of  redemption"  will be the net asset value of the shares that were acquired in the exchange.

                                                                              21

Dealer compensation

The  financial  advisor  that  sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  distributor  to the  securities  dealer with whom your financial advisor is associated.

-------------------------------------- --------------- ----------------- ---------------- ----------------
                                         Class A(1)       Class B(2)       Class C(3)       Class R(4)
-------------------------------------- --------------- ----------------- ---------------- ----------------
Commission (%)                               -              4.00%             1.00%              -
-------------------------------------- --------------- ----------------- ---------------- ----------------
Investment less than $100,000              4.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
$100,000 but less than $250,000            3.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
$250,000 but less than $500,000            2.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
$500,000 but less than $1,000,000          1.60%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
$1,000,000 but less than $5,000,000        1.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
$5,000,000 but less than $25,000,000       0.50%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
$25,000,000 or more                        0.25%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
12b-1 Fee to Dealer                        0.30%            0.25%             1.00%            0.60%
-------------------------------------- --------------- ----------------- ---------------- ----------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to  receive a 12b-1  fee of up to 0.25%  from the date of  purchase.  After approximately eight years, Class B shares automatically  convert into Class
     A shares and  dealers  may then be  eligible to receive the 0.30% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this amount to 0.50% through  November 30, 2007.  Your securities  dealer  may be  eligible  to receive a 12b-1 fee of up to 0.60%
     from the date of purchase, although this rate is currently 0.50%.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  ("Financial  Intermediaries")  in  connection  with  the sale or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons and customers ("distribution assistance"). The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options.

In addition,  depending on the  arrangements in place at any particular  time, a
Financial  Intermediary  may also have a financial  incentive for recommending a particular  share class over other share  classes.  You should consult with your
Financial  Intermediary  and review  carefully any disclosures  provided by such
Financial  Intermediary  as to  compensation  it  receives  in  connection  with investment  products it  recommends or sells to you. In certain  instances,  the payments  could be  significant  and may cause a conflict of  interest  for your
Financial Intermediary. Any such payments will not change the net asset value or the price of the Fund's shares.

For more information, please see the Fund's SAI.

22

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R)Funds holdings in any other account,  including retirement accounts, held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
Class R shares have no sales charge.  We reserve the right to determine  whether any  purchase is  entitled,  by virtue of the  foregoing,  to the reduced  sales charge.

---------------------------- ---------------------------------- --------------------------------------------------------------------
          Program            How it works                                                   Share class
                                                                A                  B                                 C
---------------------------- ---------------------------------- ------------------ -------------------------------------------------
Letter of Intent             Through a Letter of Intent you            X           Although the Letter of Intent and Rights of
                             agree to invest a certain                             Accumulation do not apply to the purchase of
                             amount in Delaware                                    Class B and Class C shares, you can combine
                             Investments(R)Funds (except                           your purchase of Class A shares with your
                             money market funds with no                            purchase of Class B and Class C shares to
                             sales charge) over a 13-month                         fulfill your Letter of Intent or qualify for
                             period to qualify for reduced                         Rights of Accumulation.
                             front-end sales charges.
---------------------------- ---------------------------------- ------------------ -------------------------------------------------
Rights of Accumulation       You can combine your holdings             X
                             or purchases of all Delaware
                             Investments(R)Funds (except
                             money market funds with no
                             sales charge) as well as the
                             holdings and purchases of your
                             spouse and children under 21
                             to qualify for reduced
                             front-end sales charges.
---------------------------- ---------------------------------- ------------------ --------------------------------- ---------------
Reinvestment of Redeemed     Up to 12 months after you          For Class A,       For Class B, your account         Not
Shares                       redeem shares, you can             you will not       will be credited with the         available.
                             reinvest the proceeds without      have to pay an     contingent deferred sales
                             paying a sales charge as noted     additional         charge you previously paid on
                             to the right.                      front-end          the amount you are
                                                                sales charge.      reinvesting. Your schedule
                                                                                   for contingent deferred sales
                                                                                   charges and conversion to
                                                                                   Class A will not start over
                                                                                   again; it will pick up from
                                                                                   the point at which you
                                                                                   redeemed your shares.
---------------------------- ---------------------------------- ------------------ --------------------------------- ---------------
SIMPLE IRA, SEP/IRA,         These investment plans may                X           There is no reduction in sales charges for
SAR/SEP, Profit Sharing,     qualify for reduced sales                             Class B or Class C shares for group purchases
Pension, 401(k), SIMPLE      charges by combining the                              by retirement plans.
401(k), 403(b)(7), and       purchases of all members of
457 Retirement Plans         the group. Members of these
                             groups may also qualify to
                             purchase shares without a
                             front-end sales charge and may
                             qualify for a waiver of any
                             contingent deferred sales
                             charges on Class A shares.
---------------------------- ---------------------------------- ------------------ -------------------------------------------------

                                                                              23

Buying Class A shares at Net Asset Value

Class A  shares  of the Fund may be  purchased  at net  asset  value  under  the following  circumstances,  provided that you notify the Fund in advance that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by: (i)  current  and former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments(R)Fund,  the Manager or any of its
     current affiliates and those that may in the future be created;  (ii) legal
     counsel  to  the  Delaware   Investments(R)Funds;   and  (iii)   registered
     representatives  and  employees  of  broker/dealers  who have  entered into dealer's  agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R)Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of Delaware Investments(R)Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of the Manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee-based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV Agreement  with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

24

Waivers of Contingent Deferred Sales Charges

--------------------------------------------------------- ------------------------- ------------------------- ----------------------
                                                                                          Share Class
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
                     Category                                        A*                        B                          C

--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions in accordance with a Systematic Withdrawal               X                         X                          X
Plan, provided the annual amount selected to be
withdrawn under the Plan does not exceed 12% of the
value of the account on the date that the Systematic
Withdrawal Plan was established or modified.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions that result from the Fund's right to                     X                         X                          X
liquidate a shareholder's account if the aggregate net
asset value of the shares held in the account is less
than the then-effective minimum account size.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Distributions to participants or beneficiaries from a                X                   Not available.            Not available.
retirement plan qualified under section 401(a) of the
Internal Revenue Code of 1986, as amended (the "Code").
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions pursuant to the direction of a participant               X                   Not available.            Not available.
or beneficiary of a retirement plan qualified under
section 401(a) of the Code with respect to that
retirement plan.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Periodic distributions from an individual retirement                 X                         X                          X
account (i.e., IRA, ROTH IRA, Coverdell IRA, SIMPLE
IRA, SAR/SEP or SEP/IRA) or a qualified plan**
(403(b)(7) plan, 457 Deferred Compensation Plan, Profit
Sharing Plan, Money Purchase Plan or 401(k) Defined
Contribution Plan) not subject to a penalty under
Section 72(t)(2)(A) of the Code or a hardship or
unforeseen emergency provision in the qualified plan as
described in Treas. Reg.ss.1.401(k)-1(d)(2) and Section
457(d)(3) of the Code.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Returns of Excess Contributions due to any regulatory                 X                        X                          X
limit from an individual retirement account (i.e., IRA,
ROTH IRA, Coverdell IRA, SIMPLE IRA, SAR/SEP or
SEP/IRA) or a qualified plan (403(b)(7) plan, 457
Deferred Compensation Plan, Profit Sharing Plan, Money
Purchase Plan or 401(k) Defined Contribution Plan).
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Distributions by other employee benefit plans to pay                 X                  Not available.            Not available.
benefits.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Systematic withdrawals from a retirement account or                  X                         X                          X
qualified plan that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of the Code or a
hardship or unforeseen emergency provision in the
qualified plan** as described in Treas. Reg.
ss.1.401(k)-1(d)(2) and Section 457(d)(3) of the Code.
The systematic withdrawal may be pursuant to Delaware
Investments(R)Funds' Systematic Withdrawal Plan or a
systematic withdrawal permitted by the Code.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Distributions from an account of a redemption resulting              X                         X                          X
from the death or disability (as defined in Section
72(t)(2)(A) of the Code) of a registered owner or a
registered joint owner occurring after the purchase of
the shares being redeemed.  In the case of accounts
established under the Uniform Gifts to Minors Act or
Uniform Transfers to Minors Act or trust accounts, the
waiver applies upon the death of all beneficial owners.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------

                                                                              25

--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions by certain legacy retirement assets that                 X                   Not available.                   X
meet the requirements set forth in the SAI.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions by the classes of shareholders who are                   X                   Not available.            Not available.
permitted to purchase shares at net asset value,
regardless of the size of the purchase.  See "Buying
Class A shares at Net Asset Value" on page 24.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments Web site at  www.delawareinvestments.com.  Additional information on sales charges can be found in the SAI.

26

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City, MO 64105
for  investments  by  overnight  courier  service.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

                                                                              27

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of only $25 if you are buying  shares in an IRA or Roth IRA,  under the  Uniform  Gifts to Minors Act or the  Uniform  Transfers  to Minors  Act, or
through  an  Automatic  Investing  Plan.  The  minimum  initial  purchase  for a
Coverdell  Education  Savings Account (formerly an "Education IRA") is $500. The minimums  vary for  retirement  plans  other than IRAs,  Roth IRAs or  Coverdell
Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Accounts,  shares in the Fund may be suitable for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another member of your household,  we send your household one copy of the Fund's prospectus and annual and semiannual  reports to that address  unless you opt  otherwise.  This will help us reduce the printing and mailing expenses  associated with the Fund.
We will continue to send one copy of each of these  documents to your  household until you notify us that you wish to receive individual  materials.  If you wish to receive individual  materials,  please call our Shareholder Service Center at
800 523-1918 or your  financial  advisor.  We will begin sending you  individual copies of these documents 30 days after receiving your request.

28

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City, MO 64105
for  redemptions by overnight  courier  service.  All owners of the account must sign the request, and for redemptions of more than $100,000,  you must include a signature guarantee for each owner.  Signature guarantees are also required when redemption  proceeds are going to an address other than the address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

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Through checkwriting
You may redeem Class A shares by writing checks of $500 or more.  Checks must be signed by all  owners of the  account  unless  you  indicate  otherwise  on your
Investment Application. The checkwriting feature is not available for retirement plans or for Class B or Class C shares.  Also,  because  dividends  are declared daily, you may not close your account by writing a check.  When you write checks you are subject to bank  regulations and may be subject to a charge if the check amount exceeds the value of your account.

                                                                              29

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act
and  Uniform  Transfers  to Minors  Act  accounts  or  accounts  with  automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more  consecutive  months,  you will have until the end of the current  calendar quarter  to raise the  balance  to the  minimum.  If your  account is not at the minimum by the required  time,  you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account  does not reach the minimum  balance,  the Fund may redeem your  account after 60 days' written notice to you.

30

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via U.S. mail.  When you sign up for  eDelivery,  you can access your account statements,  shareholder  reports, and other fund materials online, in a secure internet environment, at any time, from anywhere.

Online Account Access
Online Account Access is a password  protected area of the Delaware  Investments
Web site that gives you  access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder(R)Option  you can arrange  automatic  monthly exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)Fund.   The  shares  that  you   purchase   through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments(R)Fund  without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.  We may refuse the purchase side of any exchange  request,  if, in the
Manager's judgment, the Fund would be unable to invest effectively in accordance with its  investment  objective and policies or would  otherwise  potentially be adversely affected.

                                                                              31

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by
telephone  request.   This  service  is  not  available  for  retirement  plans.
MoneyLine(SM)  On Demand  Service  has a minimum  transfer  of $25 and a maximum transfer of $50,000,  except for purchases into IRAs. Delaware  Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A shares and the  contingent  deferred  sales charge for Class B and C shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be  subject to the  applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

32

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Fund's shareholders. While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading activity will be completely eliminated.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

                                                                              33

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

34

Dividends, distributions and taxes
Dividends and Distributions.  The Fund has elected and qualified, and intends to continue  to  qualify,  to be treated as a regulated  investment  company  under
Subchapter M of the Internal  Revenue Code. As a regulated  investment  company, the Fund  generally  pays no  federal  income  tax on the  income  and  gains it distributes to you. The Fund expects to declare  dividends  daily and distribute all of its net investment  income, if any, to shareholders as dividends monthly.
The Fund will also  distribute  capital gains,  if any, at least  annually.  The amount of any  distribution  will vary,  and there is no guarantee the Fund will pay either an income dividend or a capital gain  distribution.  We automatically reinvest  all  dividends  and any  capital  gains,  unless  you  direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in  effect,  you  will  receive  some of your  investment  back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. Because the Fund invests primarily in debt obligations, it is anticipated  that  either  none or only a nominal  amount of the  Fund's  income dividends will be qualified  dividend income eligible for taxation by individual shareholders at long-term capital gain rates.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

                                                                              35

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains,  and could also increase  transaction  costs or portfolio  turnover.  The
Manager  will  monitor  transactions  by the funds of funds and will  attempt to minimize any adverse effects on both the Fund and the funds of funds as a result of these transactions.

36

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Financial highlights
The Financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share.  This  information  has been  audited by Ernst & Young,
LLP, whose report,  along with the Fund's financial  statements,  is included in the Fund's  annual  report,  which is  available  upon  request  by calling  800
523-1918.

                                                                                                 Class A
Delaware Core Plus Bond Fund                                                             Year ended 7/31
                                                    2006      2005         2004        2003         2002

Net asset value, beginning of period              $7.670    $7.660       $7.700      $7.750       $7.590

Income (loss) from investment operations:
Net investment income                              0.280     0.263        0.211       0.249        0.339
Net realized and unrealized gain (loss) on
 investments                                      (0.285)    0.086        0.077       0.050        0.227
                                               ---------  --------     --------    --------     --------
Total from investment operations                  (0.005)    0.349        0.288       0.299        0.566
                                               ---------  --------     --------    --------     --------
Less dividends and distributions from:
Net investment income                             (0.335)   (0.339)      (0.302)     (0.349)      (0.406)
Return of capital                                   ----      ----       (0.026)       ----         ----
                                               ---------  --------     --------    --------     --------
Total dividends and distributions                 (0.335)   (0.339)      (0.328)     (0.349)      (0.406)
                                               ---------  --------     --------    --------     --------

Net asset value, end of period                    $7.330    $7.670       $7.660      $7.700       $7.750
                                               =========  ========     ========    ========     ========
Total return(1)                                    (0.05%)    4.60%        3.77%       3.85%        7.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $76,888   $94,777     $117,567    $151,135     $141,771
Ratio of expenses to average net assets             1.05%     1.08%        1.05%       1.05%        1.05%
Ratio of expenses to average net assets
 prior to expense limitation and expenses
 paid indirectly                                    1.22%     1.18%        1.60%       1.69%        1.64%
Ratio of net investment income to average
 net assets                                         3.75%     3.38%        3.02%       3.17%        4.43%
Ratio of net investment income to average
 net assets prior to expense limitation
 and expenses paid indirectly                       3.58%     3.28%        2.47%       2.53%        3.84%
Portfolio turnover                                   260%      283%         303%        501%         316%

(1)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and/or payment of fees by the Manager.  Performance would have been lower had the expense  limitation not been in effect.

How to read the Financial highlights

Net investment (loss)
Net investment (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss  on  investments  occurs  when we sell  an  investment  at a loss.  When an investment  increases  or decreases in value but we do not sell it, we record an unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from
Net investment income."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

38

Delaware Core Plus Bond Fund                                                                     Class B
                                                                                         Year ended 7/31
                                                     2006     2005         2004        2003         2002

Net asset value, beginning of period              $7.670    $7.660       $7.700      $7.750       $7.590

Income (loss) from investment operations:
Net investment income                              0.228     0.208        0.161       0.194        0.283
Net realized and unrealized gain (loss) on
 investments                                      (0.258)    0.086        0.073       0.049        0.227
                                               ---------  --------     --------    --------     --------
Total from investment operations                  (0.057)    0.294        0.234       0.243        0.510
                                               ---------  --------     --------    --------     --------
Less dividends and distributions from:
Net investment income                             (0.283)   (0.284)      (0.252)     (0.293)      (0.350)
Return of capital                                   ----      ----       (0.022)       ----         ----
                                               ---------  --------     --------    --------     --------
Total dividends and distributions                 (0.283)   (0.284)      (0.274)     (0.293)      (0.350)
                                               ---------  --------     --------    --------     --------
Net asset value, end of period                    $7.330    $7.670       $7.660      $7.700       $7.750
                                               =========  ========     ========    ========     ========
Total return(1)                                    (0.74%)    3.87%        3.05%       3.12%        6.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $15,926   $21,847      $28,087     $42,543      $46,486
Ratio of expenses to average net assets             1.75%     1.78%        1.75%       1.75%        1.75%
Ratio of expenses to average net assets
 prior to expense limitation and  expenses paid
 indirectly                                         1.92%     1.88%        2.30%       2.39%        2.34%
Ratio of net investment income to average net
 assets                                             3.05%     2.68%        2.32%       2.47%        3.73%
Ratio of net investment income to average net
 assets prior to expense limitation and
 expenses paid indirectly                           2.88%     2.58%        1.77%       1.83%        3.14%
Portfolio turnover                                   260%      283%         303%        501%         316%

Delaware Core Plus Bond Fund                                                                     Class C
                                                                                         Year ended 7/31
                                                    2006      2005         2004        2003         2002

Net asset value, beginning of period              $7.670    $7.660       $7.700      $7.750       $7.590

Income (loss) from investment operations:
Net investment income                              0.228     0.208        0.161       0.193        0.281
Net realized and unrealized gain (loss) on
 investments                                      (0.285)    0.086        0.073       0.050        0.227
                                               ---------  --------     --------    --------     --------
Total from investment operations                  (0.057)    0.294        0.234       0.243        0.508
                                               ---------  --------     --------    --------     --------
Less dividends and distributions from:
Net investment income                             (0.283)   (0.284)      (0.252)     (0.293)      (0.348)
Return of capital                                  ----      ----        (0.022)       ----         ----
                                               ---------  --------     --------    --------     --------
Total dividends and distributions                 (0.283)   (0.284)      (0.274)     (0.293)      (0.348)
                                               ---------  --------     --------    --------     --------

Net asset value, end of period                    $7.330    $7.670       $7.660      $7.700       $7.750
                                               =========  ========     ========    ========     ========
Total return(1)                                   (0.74%)     3.87%        3.05%       3.12%        6.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $5,747    $7,222       $8,634     $10,641       $8,728
Ratio of expenses to average net assets            1.75%      1.78%        1.75%       1.75%        1.75%
Ratio of expenses to average net assets
 prior to expense limitation and  expenses paid
 indirectly                                        1.92%      1.88%        2.30%       2.39%        2.34%
Ratio of net investment income to average net
 assets                                            3.05%      2.68%        2.32%       2.47%        3.73%
Ratio of net investment income to average net
 assets prior to expense limitation and
 expenses paid indirectly                           2.88%     2.58         1.77%       1.83%        3.14%
Portfolio turnover                                   260%      283%         303%        501%         316%

                                                                                    Class R
                                                                           Year      6/2/03
Delaware Core Plus Bond Fund                                         ended 7/31        to
                                                    2006       2005        2004     7/31/03

Net asset value, beginning of period              $7.680    $7.660       $7.700      $8.040

Income (loss) from investment operations:
Net investment income                              0.265     0.239        0.187       0.051
Net realized and unrealized gain (loss) on
 investments                                      (0.285)    0.096        0.075      (0.355)
                                               ---------  --------     --------    --------
Total from investment operations                  (0.020)    0.335        0.262      (0.304)
                                               ---------  --------     --------    --------
Less dividends and distributions from:
Net investment income                             (0.320)   (0.315)     (0.278)      (0.036)
Return of capital                                   ----      ----      (0.024)        ----
                                               ---------  --------     --------    --------
Total dividends and distributions                 (0.320)   (0.315)      (0.302)     (0.036)
                                               ---------  --------     --------    --------
Net asset value, end of period                    $7.340    $7.680       $7.660      $7.700
                                               =========  ========     ========    ========
Total return                                       (0.25%)    4.41%        3.43%      (3.79%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)             $323      $136          $63       $----
Ratio of expenses to average net assets             1.25%     1.38%        1.35%       1.35%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid
 indirectly                                         1.52%     1.48%        1.90%       2.35%
Ratio of net investment income to average net
 assets                                             3.55%     3.08%        2.72%       2.07%
Ratio of net investment income to average net
 assets prior to expense limitation and
 expenses paid indirectly                           3.28%     2.98%        2.17%       1.07%
Portfolio turnover                                   260%      283%         303%        501%

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                                                              39

Glossary

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

40

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Lehman Brothers Aggregate Bond Index
An index  that  measures  the  performance  of about  6,500 U.S.  corporate  and government bonds.

Lehman Brothers Government Bond Index
An index composed of The Treasury Bond Index (all public obligations of the U.S.
Treasury,  excluding  flower bonds and  foreign-targeted  issues) and the Agency
Bond  Index  (all  publicly  issued  debt  of  U.S.   government   agencies  and
quasi-federal   corporations,   and  corporate  debt   guaranteed  by  the  U.S.
government).

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc.  (Moody's),  Standard  &  Poor's  (S&P),  a  division  of  the  McGraw-Hill
Companies, Inc. and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

                                                                              41

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Treasury bills
Securities issued by the U.S. Treasury with maturities of one year or less.

Treasury bonds
Securities issued by the U.S. Treasury with maturities of 10 years or longer.

Treasury notes
Securities issued by the U.S. Treasury with maturities of one to 10 years.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

Yield
Income  (interest  or  dividends)  earned  by  an  investment,  expressed  as  a percentage of the investment's price.

42

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the current SAI, which we have filed electronically with the Securities and Exchange
Commission  (SEC)  and  which  is  legally  a part  of  this  Prospectus  (it is incorporated  by  reference).  If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market  Street,  Philadelphia,  PA  19103-7094,  or call toll-free  800  523-1918.  The Fund's SAI and annual and  semiannual  reports to shareholders are also available, free of charge, through the Fund's internet Web site  (www.delawareinvestments.com).  You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

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[DELAWARE INVESTMENTS LOGO]

Contact information

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

Delaware Core Plus Bond Fund Symbols

                                             CUSIP           NASDAQ
Class A                                    246094205         DEGGX
Class B                                    246094601         DEGBX
Class C                                    246094700         DUGCX
Class R                                    246094809         DUGRX

Investment Company Act file number: 811-04304

PR-023 [7/06] CGI 11/06                                                  PO11346

FIXED INCOME

Prospectus        NOVEMBER 28, 2006

                           DELAWARE CORE PLUS BOND FUND
                           INSTITUTIONAL CLASS
                           (FORMERLY DELAWARE AMERICAN GOVERNMENT BOND FUND)

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

                                                     [DELAWARE INVESTMENTS LOGO]

Fund profile                                                         page 2
Delaware Core Plus Bond Fund                                              2

How we manage the Fund                                               page 7
Our investment strategies                                                 7
The securities we typically invest in                                     8
The risks of investing in the Fund                                       12
Disclosure of portfolio holdings information                             16

Who manages the Fund                                                page 17
Investment manager                                                       17
Portfolio managers                                                       17
Who's who?                                                               18

About your account                                                  page 19
Investing in the Fund                                                    19
Payments to intermediaries                                               19
How to buy shares                                                        20
Document delivery                                                        21
How to redeem shares                                                     21
Account minimum                                                          22
Exchanges                                                                22
Frequent trading of Fund shares                                          23
Dividends, distributions and taxes                                       24
Certain management considerations                                        25

Financial highlights                                                page 26
Glossary                                                            page 28
Additional information                                              page 31

                                                                               1

Profile: Delaware Core Plus Bond Fund

What is the Fund's goal?
The Fund seeks maximum long-term total return,  consistent with reasonable risk.
Although the Fund will strive to meet its goal,  there is no  assurance  that it will.

What are the Fund's main investment strategies?

Under normal circumstances, we will invest at least 80% of the Fund's net assets in fixed income securities (the "80% Policy").  This is not a fundamental policy and can be changed without shareholder approval. However,  shareholders would be given notice at least 60 days prior to any change in the 80% Policy.

The  Fund  will  invest  at  least  65% of its net  assets  in  domestic  (U.S.)
investment-grade  debt securities  (the "core" portion of the  portfolio).  Such securities may include,  but are not limited to, debt  securities  issued by the
U.S. Government and its agencies,  high-quality corporate bonds, mortgage-backed and asset-backed securities.  In addition to this core allocation,  the Fund may also invest in  high-yielding,  lower quality corporate bonds (also called "junk bonds") and foreign securities. However, the Fund may invest no more than 20% of its net assets in high-yield  securities  and no more than 20% of its net assets in foreign  securities.  Moreover,  the Fund's total  non-U.S.  dollar  currency exposure will be limited,  in aggregate,  to no more than 10% of net assets, and the Fund's investments in emerging markets securities will be limited to no more than 5% of the  Fund's  net  assets.  Due to the  manner  in  which  the Fund is managed, it may be subject to a high rate of portfolio turnover.

The Fund may hold a  substantial  portion  of its  assets in cash or  short-term fixed-income  obligations  in  unusual  market  conditions,  to meet  redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of  derivative  instruments,  including  options,  futures
contracts,   options  on  futures  contracts  and  swaps,   subject  to  certain
limitations.  The Fund will limit its  investments in derivative  instruments to
20% of net assets. The Fund will use derivatives for defensive purposes, such as to protect gains or hedge  against  potential  losses in the  portfolio  without actually selling a security,  to neutralize the impact of interest rate changes, to affect  diversification  or to earn additional  income. The Fund will not use derivatives for reasons inconsistent with its investment objective.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be  affected by changes in bond prices and interest  rates.  The market  value of fixed  income  securities generally falls when interest rates rise.

Investments  in  high-yield,  high risk or "junk"  bonds entail  certain  risks, including  the risk of loss of  principal,  which may be greater  than the risks presented by investment  grade bonds and which should be considered by investors contemplating an investment in the Fund. Among these risks are those that result from the absence of a liquid secondary market and the dominance in the market of institutional  investors.  Unrated bonds may be more  speculative in nature than rated bonds.

Who should invest in the Fund?

o    Investors with medium- or long-term financial goals
o    Investors  seeking a bond  investment to help balance their  investments in stocks or more aggressive securities.
o    Investors  seeking  an income  investment  that can  provide  total  return opportunities.

Who should not invest in the Fund?

o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

2

We also anticipate that the Fund will be affected by high turnover rates,  which may increase transaction costs and could generate taxes for certain investors on realized investment gains. The Fund will also be affected by prepayment risk due to its  holdings of  mortgage-backed  securities.  With  prepayment  risk,  when homeowners  prepay  mortgages during periods of low interest rates, the Fund may be forced to re-deploy its assets in lower  yielding  securities.  To the extent that the Fund holds a large  portion of its  assets in cash or  short-term  debt obligations, it may be unable to achieve its investment goal.

The Fund's investments in securities issued by non-U.S.  companies are generally denominated  in foreign  currencies  and  involve  certain  risks not  typically associated with investing in bonds issued by U.S. companies, including political
instability,   foreign  economic   conditions  and  inadequate   regulatory  and
accounting  standards.  To the extent  that the Fund  invests  in foreign  fixed income  securities,  the value of these securities may be adversely  affected by changes  in U.S.  or foreign  interest  rates,  as well as  changes in  currency exchange  rates.  Investments  in emerging  markets are subject to greater risks than  investments in more developed  countries,  including risks of political or economic  instability,  expropriation,  adverse changes in tax laws and currency controls.

Currency  risk is the risk that the  value of an  investment  may be  negatively affected  by changes in foreign  currency  exchange  rates.  Adverse  changes in exchange rates may reduce or eliminate any gains  produced by  investments  that are denominated in foreign currencies and may increase losses.

Derivatives  Risk is the  possibility  that a fund may  experience a significant loss if it employs a derivatives  strategy (including a strategy involving swaps such as interest rate swaps,  index swaps and credit default swaps) related to a security or a securities  index and that security or index moves in the opposite direction  from what the  portfolio  manager had  anticipated.  Another  risk of derivative  transactions is the creditworthiness of the counterparty because the transaction  depends  on the  willingness  and  ability of the  counterparty  to
fulfill  its  contractual  obligations.   Derivatives  also  involve  additional
expenses,  which could  reduce any  benefit or increase  any loss to a fund from using the strategy.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 12.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                                                               3

How has the Delaware Core Plus Bond Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past ten calendar  years,  as well as the average annual returns of the Institutional Class shares for one-year, five-year, and ten-year periods.
The Fund's past  performance  (before  and after  taxes) is not  necessarily  an indication  of how it will perform in the future.  The returns  reflect  expense caps in effect  during these  periods.  The returns  would be lower  without the expense  caps.  Please see the  footnotes on page 6 for  additional  information about the expense caps.

On January 31, 2007, the Fund's  investment  objective and strategy changed from seeking high  current  income by investing  primarily  in U.S.  government  debt obligations  to seeking  maximum  long-term  total  return by  investing in U.S.
investment grade bonds, corporate junk bonds and foreign bonds.

[GRAPHIC  OMITTED:  BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN ] [INSTITUTIONAL
CLASS]

Year-by-year total return (Institutional Class)

------ ------ ------- -------- -------- ------- -------- --------- ------- -------
 1996   1997    1998     1999     2000    2001     2002      2003    2004    2005
------ ------ ------- -------- -------- ------- -------- --------- ------- -------
3.12%  8.76%   7.40%   -2.30%   12.41%   7.50%   10.21%     2.40%   4.13%   2.25%
------ ------ ------- -------- -------- ------- -------- --------- ------- -------

As of September 30, 2006, the Fund's  Institutional  Class shares had a calendar year-to-date  return of 2.64%. During the periods illustrated in this bar chart, the  Institutional  Class'  highest  quarterly  return was 5.12% for the quarter ended  September  30,  2001 and its lowest  quarterly  return was -2.38% for the quarter ended June 30, 2004.

4

Average annual returns for periods ending 12/31/05

------------------------------------------------------------- --------------- ----------- --------------------
                                                                  1 year       5 years         10 years
------------------------------------------------------------- --------------- ----------- --------------------
Return before taxes                                               2.25%         5.25%            5.50%
------------------------------------------------------------- --------------- ----------- --------------------
Return after taxes on distributions                               0.58%         3.37%            3.12%
------------------------------------------------------------- --------------- ----------- --------------------
Return after taxes on distributions and sale of Fund shares       1.45%         3.35%            3.19%
------------------------------------------------------------- --------------- ----------- --------------------
Lehman Brothers Government Bond Index*
(reflects no deduction for fees, expenses, or taxes)              2.65%         5.39%            5.94%
------------------------------------------------------------- --------------- ----------- --------------------
Lehman Brothers Aggregate Bond Index*                             2.43%         5.87%            6.16%
(reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------- --------------- ----------- --------------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
Government Bond Index and the Lehman Brothers  Aggregate Bond Index.  The Lehman
Brothers  Government Bond Index is composed of the U.S.  Treasury Bond Index and the U.S.  Agency Bond Index,  which  consist of public  obligations  of the U.S.
Treasury and all publicly issued debt of U.S. government agencies, respectively.
The Lehman  Brothers  Aggregate Bond Index  measures the  performance of a broad range of U.S.  corporate and government  bonds. You should remember that, unlike the Fund,  each Index is  unmanaged  and does not  reflect  the actual  costs of operating  a mutual  fund,  such as the costs of  buying,  selling  and  holding securities. Maximum sales charges are included in the Fund returns shown above.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local  taxes.
The  after-tax  rate used is based on the  current tax  characterization  of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different  than the final tax  characterization  of such  elements.  Past performance, both before and after taxes, is not a guarantee of future results.

*    The Lehman  Brothers  Aggregate Bond Index is replacing the Lehman Brothers
     Government Bond Index as the Fund's  benchmark.  As a result of the changes in the Fund's  investment  objective  and  investment  strategy,  discussed above, the Manager  believes the Lehman Brothers  Aggregate Bond Index is a more  accurate  benchmark of the Fund's  investments.  The Lehman  Brothers
     Government Bond Index may be excluded from this comparison in the future.

                                                                               5

What are the Fund's fees and expenses?

----------------------------------------------------- ----------------------------------------- -------------
You do not pay sales charges directly from your       Maximum sales charge (load) imposed on            none
investments when you buy or sell shares of the        purchases as a percentage of offering
Institutional Class.                                  price
                                                      ----------------------------------------- -------------
                                                      Maximum contingent deferred sales                 none
                                                      charge (load) as a percentage of original
                                                      purchase price or redemption price, whichever
                                                      is lower
                                                      ----------------------------------------- -------------
                                                      Maximum sales charge (load) imposed on            none
                                                      reinvested dividends
                                                      ----------------------------------------- -------------
                                                      Redemption fees                                   none
                                                      ----------------------------------------- -------------
                                                      Exchange fees(1)                                  none
----------------------------------------------------- ----------------------------------------- -------------

----------------------------------------------------- ----------------------------------------- -------------
Annual fund operating expenses are deducted from      Management fees(2)                               0.55%
the Fund's assets.                                    ----------------------------------------- -------------
                                                      Distribution and service (12b-1) fees             none
                                                      ----------------------------------------- -------------
                                                      Other expenses                                   0.37%
                                                      ----------------------------------------- -------------
                                                      Total annual fund operating expenses             0.92%
                                                      ----------------------------------------- -------------
                                                      Fee waivers and payments                        (0.22%)
                                                      ----------------------------------------- -------------
                                                      Net Expenses                                     0.70%
----------------------------------------------------- ----------------------------------------- -------------

----------------------------------------------------- ----------------------------------------- -------------
This example is intended to help you compare the      1 year                                             $72
cost of investing in the Fund to the cost of          ----------------------------------------- -------------
investing in other mutual funds with similar          3 years                                           $271
investment objectives.  We show the cumulative        ----------------------------------------- -------------
amount of Fund expenses on a hypothetical             5 years                                           $488
investment of $10,000 with an annual 5% return over   ----------------------------------------- -------------
the time shown.(3)  This example reflects the net     10 years                                        $1,111
operating expenses with applicable waivers for the    ----------------------------------------- -------------
one-year contractual period and total operating
expenses without waivers for years two through 10.
This is an example only, and does not represent
future expenses, which may be greater or less than
those shown here.
----------------------------------------------------- ----------------------------------------- -------------

(1)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R)Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2)  The  Manager  has  contracted  to waive all or a portion of its  investment advisory  fees and/or  reimburse  expenses  from  February 1, 2007  through
     November 30, 2007 in order to prevent total annual fund operating  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  brokerage  fees, certain  insurance costs and non-routine  expenses or costs,  including but not limited to,  those  relating to  reorganizations,  litigation,  certain
     Trustee  retirement  plan  expenses,  conducting  shareholder  meetings and liquidations [collectively,  "non-routine expenses"]) from exceeding, in an aggregate amount,  0.70% of average daily net assets. These expense waivers and  reimbursements  will be limited  to 0.75% of average  daily net assets through January 31, 2007. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund's Board and the Manager.
(3)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

6

How we manage the Fund

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best  investments  for the Fund.  Following are  descriptions  of how the portfolio  managers  pursue the Fund's  investment goals.

To meet its investment objectives, the Fund primarily invests in domestic (U.S.)
investment-grade  debt  securities,  but  may  also  invest  in  high-yield  and international fixed income securities. Under normal circumstances, the Fund will invest  at least  80% of its net  assets  in fixed  income  securities.  We will determine how much of the Fund to allocate to each of the various  sectors based on our  evaluation of economic and market  conditions  and our assessment of the returns and potential for appreciation  that can be achieved from investments in each of the three sectors. We will periodically reallocate the Fund's assets, as deemed necessary.  The relative  proportion of the Fund's assets to be allocated among sectors is described below.

o U.S. Investment Grade Sector Under normal  circumstances,  the majority of the
Fund's total assets will be invested in the U.S.  investment  grade  sector.  In managing the Fund's assets  allocated to the  investment  grade sector,  we will invest  principally  in  debt  obligations  issued  or  guaranteed  by the  U.S.
Government,  its agencies or  instrumentalities  and by U.S.  corporations.  The corporate debt  obligations  in which the Fund may invest include bonds,  notes,
debentures  and  commercial  paper  of  U.S.  companies.   The  U.S.  Government
securities in which the Fund may invest  include a variety of  securities  which are issued or guaranteed as to the payment of principal and interest by the U.S.
Government,  and by  various  agencies  or  instrumentalities  which  have  been established or sponsored by the U.S.  Government.  The assets in the Fund's U.S.
investment  grade  sector may also be  invested  in  mortgage-backed  securities issued or guaranteed by the U.S.  Government,  its agencies or instrumentalities or by government sponsored  corporations.  Other  mortgage-backed  securities in which  the Fund  may  invest  are  issued  by  certain  private,  non-government entities. Subject to quality limitations, the Fund may also invest in securities which are backed by assets  such as  receivables  on home equity and credit card loans, automobile,  mobile home, recreational vehicle and other loans, wholesale dealer  floor plans and  leases.  Securities  purchased  by the Fund within this sector will be rated in one of the four  highest  rating  categories  or will be unrated securities that we determine are of comparable  quality.  Please see the
Statement of Additional Information (SAI) for additional ratings information.

o U.S. High-Yield Sector Under normal circumstances, up to 20% of the Fund's net assets  will be  allocated  to the U.S.  High-Yield  Sector.  We will invest the
Fund's assets that are allocated to the domestic  high-yield sector primarily in those  securities  having a liberal and  consistent  yield and those  tending to reduce  the  risk of  market  fluctuations.  The  Fund may  invest  in  domestic corporate  debt  obligations,  including  notes,  which  may be  convertible  or non-convertible,  commercial  paper,  units  consisting  of bonds  with stock or warrants to buy stock attached, debentures,  convertible debentures, zero coupon bonds and pay-in-kind securities. The Fund will invest in both rated and unrated bonds.  The rated bonds that the Fund may purchase in this sector will generally be rated BB or lower by Standard & Poors ("S&P") or Fitch, Inc. ("Fitch"), Ba or
lower by Moody's  Investors Service  ("Moody's"),  or similarly rated by another nationally recognized statistical ratings organization ("NRSRO").  Unrated bonds may be more speculative in nature than rated bonds.

o  International  Sector  The Fund may invest up to 20% of its net assets in the
International Sector. The International Sector invests primarily in fixed-income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign  countries.  These  fixed-income securities  include foreign government  securities,  debt obligations of foreign companies,  and securities issued by supra-national  entities.  A supra-national entity  is an  entity  established  or  financially  supported  by the  national governments of one or more countries to promote  reconstruction  or development.
Examples of  supra-national  entities include,  among others,  the International
Bank for Reconstruction and Development (more commonly known as the World Bank),
the  European   Economic   Community,   the  European   Investment   Bank,   the
Inter-American  Development  Bank and the Asian  Development  Bank. The Fund may
invest in  securities  issued in any currency  and may hold foreign  currencies.
Securities of issuers  within a given country may be denominated in the currency of another country or in  multinational  currency  units,  such as the Euro. The
Fund may, from time to time,  purchase or sell foreign  currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund
transactions   and   to   minimize   currency   value   fluctuations.   Currency
considerations  carry a special  risk for a Fund that  allocates  a  significant portion of its assets to foreign securities.  The Fund will invest in both rated and unrated foreign  securities,  and may purchase  securities of issuers in any foreign country,  developed and  underdeveloped.  These  investments may include direct  obligations  of  issuers  located  in  emerging  markets  countries  and so-called Brady Bonds. However, investments in emerging markets, Brady Bonds and in foreign  securities that are rated below investment  grade (e.g.,  lower than
BBB by S&P), or, if unrated,  judged to be of comparable  quality,  will, in the aggregate, be limited to no more than 5% of the Fund's net assets.

                                                                               7

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

------------------------------------------------ ---------------------------------------------------
                  Securities                                      How we use them
------------------------------------------------ ---------------------------------------------------
High-yield corporate bonds: Debt obligations     Emphasis is typically on those rated BB or Ba
issued by a corporation and rated lower than     by an NRSRO.  We carefully evaluate an
investment grade by an NRSRO such as S&P or      individual company's financial situation, its
Moody's.  High-yield bonds, also known as        management, the prospects for its industry and
"junk bonds," are issued by corporations that    the technical factors related to its bond
have lower credit quality and may have           offering.  Our goal is to identify those
difficulty repaying principal and interest.      companies that we believe will be able to repay
                                                 their debt obligations in spite of poor
                                                 ratings.  We invest in unrated bonds if we
                                                 believe their credit quality is comparable to
                                                 the rated bonds we are permitted to invest in.
                                                 Unrated bonds may be more speculative in nature
                                                 than rated bonds.  We may not invest more than
                                                 20% of the Fund's [net] assets in high-yield
                                                 bonds.
------------------------------------------------ ---------------------------------------------------
U.S. Government securities:  U.S. Treasury       We may invest in U.S. government securities for
securities are backed by the "full faith and     temporary purposes or otherwise, as is consistent
credit" of the United States.  Securities        with the Fund's investment objective and
issued or guaranteed by federal agencies and     policies.  These securities are issued or
U.S. government sponsored instrumentalities      guaranteed as to the payment of principal and
may or may not be backed by the "full faith      interest by the U.S. government, or by various
and credit" of the United States.  In the case   agencies or instrumentalities which have been
of securities not backed by the "full faith      established or sponsored by the U.S. government.
and credit" of the United States, investors in
such securities look principally to the agency
or instrumentality issuing or guaranteeing the
obligation for ultimate repayment.
------------------------------------------------ ---------------------------------------------------
Mortgage-backed securities: Fixed-income         We may invest in mortgage-backed securities
securities that represent pools of mortgages,    issued or guaranteed by the U.S. government, its
with investors receiving principal and           agencies or instrumentalities or by government
interest payments as the underlying mortgage     sponsored corporations.
loans are paid back. Many are issued and
guaranteed against default by the U.S.
government or its agencies or
instrumentalities, such as the Federal Home
Loan Mortgage Corporation, Federal National
Mortgage Association and the Government
National Mortgage Association. Others are
issued by private financial institutions, with
some fully collateralized by certificates
issued or guaranteed by the U.S. government or
its agencies or instrumentalities.
------------------------------------------------ ---------------------------------------------------
Collateralized mortgage obligations (CMOs) and   We may invest in CMOs and REMICs.  Certain CMOs
real estate mortgage investment conduits         and REMICs may have variable or floating interest
(REMICs):  CMOs are privately issued             rates and others may be stripped.  Stripped
mortgage-backed bonds whose underlying value     mortgage securities are generally considered
is the mortgages that are collected into         illiquid and to such extent, together with any
different pools according to their maturity.     other illiquid investments, will not exceed the
They are issued by U.S. government agencies      Fund's limit on illiquid securities.  In
and private issuers.  REMICs are privately       addition, subject to certain quality and
issued mortgage-backed bonds whose underlying    collateral limitations, the Fund may invest up to
value is a fixed pool of mortgages secured by    20% of its net assets in CMOs and REMICs issued
an interest in real property.  Like CMOs,        by private entities which are not collateralized
REMICs offer different pools.                    by securities issued or guaranteed by the U.S.
                                                 government, its agencies or instrumentalities, so
                                                 called non-agency mortgage-backed securities.
------------------------------------------------ ---------------------------------------------------

8

------------------------------------------------ ---------------------------------------------------
                  Securities                                      How we use them
------------------------------------------------ ---------------------------------------------------
Asset-backed securities: Bonds or notes backed   We may invest in asset-backed securities rated in
by accounts receivable, including home equity,   one of the four highest rating categories by an
automobile or credit loans.                      NRSRO.
------------------------------------------------ ---------------------------------------------------
Corporate notes and bonds: Debt obligations      We may invest in corporate notes and bonds that
issued by a corporation.                         are rated in one of the four highest rating
                                                 categories for the Fund's U.S. Investment Grade
                                                 Sector, and we may invest in bonds rated BB or
                                                 lower by S&P or Fitch and Ba or lower by Moody's
                                                 for its U.S. High Yield Sector and International
                                                 Sector.
------------------------------------------------ ---------------------------------------------------
Certificates of deposit and obligations both     We may invest in certificates of deposit and
of U.S. and foreign banks:  Debt instruments     obligations from banks that have assets of at
issued by banks that pay interest.               least one billion dollars.

                                                 Investments in foreign banks and overseas
                                                 branches of U.S. banks may be subject to less
                                                 stringent regulations and different risks than
                                                 U.S. Domestic banks.
------------------------------------------------ ---------------------------------------------------
Corporate commercial paper: Short-term debt      We may invest in commercial paper that is rated
obligations with maturities ranging from two     P-1 by Moody's and/or A-1 by S&P.
to 270 days, issued by companies.
------------------------------------------------ ---------------------------------------------------
Repurchase agreements: An agreement between a    We may use repurchase agreements as a short-term
buyer of securities, such as the Fund, and a     investment for the Fund's cash position. In order
seller of securities, in which the seller        to enter into these repurchase agreements, the
agrees to buy the securities back within a       Fund must have collateral of at least 102% of the
specified time at the same price the buyer       repurchase price.  We will only enter into
paid for them, plus an amount equal to an        repurchase agreements in which the collateral is
agreed upon interest rate. Repurchase            comprised of U.S. government securities.
agreements are often viewed as equivalent to
cash.
------------------------------------------------ ---------------------------------------------------
Futures and Options:  A futures contract is a    The Fund may invest in futures, options and
bilateral agreement providing for the purchase   closing transactions related thereto.  These
and sale of a specified type and amount of a     activities will be entered into for hedging
financial instrument, or for the making and      purposes and to facilitate the ability to quickly
acceptance of a cash settlement, at a stated     deploy into the market the Fund's cash,
time in the future for a fixed price.  A call    short-term debt securities and other money market
option is a short-term contract pursuant to      instruments at times when the Fund's assets are
which the purchaser of the call option, in       not fully invested.  The Fund may only enter into
return for the premium paid, has the right to    these transactions for hedging purposes if it is
buy, and the seller of the call option has the   consistent with its respective investment
obligation to sell, the security or other        objective and policies.  The Fund may not engage
financial instrument underlying the option at    in such transactions to the extent that
a specified exercise price at any time during    obligations resulting from these activities, in
the term of the option.  A put option is a       the aggregate, exceed 20% of the Fund's assets.
similar contract in which the purchaser of the   In addition, the Fund may enter into futures
put option, in return for a premium, has the     contracts, purchase or sell options on futures
right to sell, and the seller of the put         contracts, and trade in options on foreign
option has the obligation to buy, the            currencies, and may enter into closing
underlying security or other financial           transactions with respect to such activities to
instrument at a specified price during the       hedge or "cross hedge" the currency risks
term of the option.                              associated with its investments.  Generally,
                                                 futures contracts on foreign currencies operate
                                                 similarly to futures contracts concerning
                                                 securities, and options on foreign currencies
                                                 operate similarly to options on securities.  See
                                                 also "Foreign Currency Transactions" below.  To
                                                 the extent that the Fund sells or "writes" put
                                                 and call options, it will designate assets
                                                 sufficient to "cover" these obligations and mark
                                                 them to market daily.
------------------------------------------------ ---------------------------------------------------

                                                                               9

------------------------------------------------ ---------------------------------------------------
                  Securities                                      How we use them
------------------------------------------------ ---------------------------------------------------
Restricted securities: Privately placed          We may invest in privately placed securities
securities whose resale is restricted under      including those that are eligible for resale only
U.S. securities laws.                            among certain institutional buyers without
                                                 registration, commonly known as "Rule 144A
                                                 Securities." Restricted securities that are
                                                 determined to be illiquid may not exceed the
                                                 Fund's 15% limit on illiquid securities.
------------------------------------------------ ---------------------------------------------------
Foreign Government securities: Debt issued by    The fixed-income securities in which the Fund may
a government other than the United States or     invest include those issued by foreign
by an agency, instrumentality or political       governments.
subdivision of such government.
------------------------------------------------ ---------------------------------------------------
Interest rate swap, index swap and credit        We may use interest rate swaps to adjust the
default swap agreements: In an interest rate     Fund's sensitivity to interest rates or to hedge
swap, a fund receives payments from another      against changes in interest rates. Index swaps
party based on a variable or floating interest   may be used to gain exposure to markets that the
rate, in return for making payments based on a   Fund invests in, such as the corporate bond
fixed interest rate. An interest rate swap can   market. We may also use index swaps as a
also work in reverse with a fund receiving       substitute for futures or options contracts if
payments based on a fixed interest rate and      such contracts are not directly available to the
making payments based on a variable or           Fund on favorable terms. We may enter into credit
floating interest rate. In an index swap, a      default swaps in order to hedge against a credit
fund receives gains or incurs losses based on    event, to enhance total return or to gain
the total return of a specified index, in        exposure to certain securities or markets.
exchange for making interest payments to
another party. An index swap can also work in
reverse with a fund receiving interest
payments from another party in exchange for
movements in the total return of a specified
index. In a credit default swap, a fund may
transfer the financial risk of a credit event
occurring (a bond default, bankruptcy,
restructuring, etc.) on a particular security
or basket of securities to another party by
paying that party a periodic premium;
likewise, a fund may assume the financial risk
of a credit event occurring on a particular
security or basket of securities in exchange
for receiving premium payments from another
party. Interest rate swaps, index swaps and
credit default swaps may be considered to be
illiquid.
------------------------------------------------ ---------------------------------------------------
Illiquid securities: Securities that do not      We may invest up to 15% of the Fund's total
have a ready market, and cannot be easily sold   assets in illiquid securities.
within seven days at approximately the price
that a fund has valued them.
------------------------------------------------ ---------------------------------------------------
Zero coupon and pay-in-kind bonds:  Zero         We may purchase fixed-income securities,
coupon bonds are debt obligations which do not   including zero coupon bonds and PIK bonds,
entitle the holder to any periodic payments of   consistent with the Fund's investment objective.
interest prior to maturity or a specified date
when the securities begin paying current
interest, and therefore are issued and traded
at a discount from their face amounts or par
value.  Pay-in-kind ("PIK") bonds pay interest
through the issuance to holders of additional
securities.
------------------------------------------------ ---------------------------------------------------
Foreign currency transactions:  A forward        Although we value the Fund's assets daily in
foreign currency exchange contract involves an   terms of U.S. dollars, we do not intend to
obligation to purchase or sell a specific        convert its holdings of foreign currencies into
currency on a fixed future date at a price       U.S. dollars on a daily basis.  We may, however,
that is set at the time of the contract.  The    from time to time, purchase or sell foreign
future date may be any number of days from the   currencies and/or engage in forward foreign
date of the contract as agreed by the parties    currency transactions in order to expedite
involved.                                        settlement of Fund transactions and to minimize
                                                 currency value fluctuations.  We will limit the
                                                 Fund's total non-U.S. dollar currency exposure to
                                                 10% of the Fund's net assets.
------------------------------------------------ ---------------------------------------------------

10

------------------------------------------------ ---------------------------------------------------
                  Securities                                      How we use them
------------------------------------------------ ---------------------------------------------------
Short-term debt investments:  These              We may invest in these instruments either as a
instruments include (1) time deposits,           means to achieve the Fund's investment objective
certificates of deposit and bankers              or, more commonly, as temporary defensive
acceptances issued by a U.S. commercial bank;    investments or pending investment in the Fund's
(2) commercial paper of the highest quality      principal investment securities.  When investing
rating; (3) short-term debt obligations with     all or a significant portion of its assets in
the highest quality rating; (4) U.S.             these instruments, the Fund may not be able to
government securities; and (5) repurchase        achieve its investment objective.
agreements collateralized by those instruments.
------------------------------------------------ ---------------------------------------------------
American Depositary Receipts (ADRs), European    The Fund may invest in sponsored and unsponsored
Depositary Receipts (EDRs), and Global           ADRs.  Such ADRs that the Fund may invest in will
Depositary Receipts (GDRs):  ADRs are receipts   be those that are actively traded in the United
issued by a U.S. depositary (usually a U.S.      States.
bank) and EDRs and GDRs are receipts issued by
a depositary outside of the U.S. (usually a      In conjunction with its investments in foreign
non-U.S. bank or trust company or a foreign      securities, the Fund may also invest in sponsored
branch of a U.S. bank).  Depositary receipts     and unsponsored EDRs and GDRs.
represent an ownership interest in an
underlying security that is held by the
depositary.  Generally, the underlying
security represented by an ADR is issued by a
foreign issuer and the underlying security
represented by an EDR or GDR may be issued by
a foreign or U.S. issuer.  Sponsored
depositary receipts are issued jointly by the
issuer of the underlying security and the
depositary, and unsponsored depositary
receipts are issued by the depositary without
the participation of the issuer of the
underlying security.  Generally, the holder of
the depositary receipt is entitled to all
payments of interest, dividends or capital
gains that are made on the underlying security.
------------------------------------------------ ---------------------------------------------------
Time deposits:  Time deposits are                Time deposits maturing in more than seven days
non-negotiable deposits maintained in a          will not be purchased by the Fund, and time
banking institution for a specified period of    deposits maturing from two business days through
time at a stated interest rate.                  seven calendar days will not exceed 15% of the
                                                 total assets of the Fund.
------------------------------------------------ ---------------------------------------------------

Please see the SAI for additional  descriptions of the securities  listed in the table above.

Borrowing from banks
The Fund may borrow money from banks as a temporary measure for extraordinary or emergency  purposes or to facilitate  redemptions.  The Fund will be required to pay  interest  to the  lending  banks  on the  amounts  borrowed.  As a  result, borrowing  money could  result in the Fund being  unable to meet its  investment objective.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for use in their securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in cash or  short-term  fixed income  obligations.  To the extent that it holds  these  securities,  the Fund may be  unable  to  achieve  its  investment objective.

Portfolio turnover
It is possible  that the Fund's annual  portfolio  turnover will exceed 100% and may be  considerably  in excess of 100%. A turnover rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio  turnover in any year may increase  brokerage  commissions paid and could generate taxes for shareholders on realized investment gains.

                                                                              11

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

------------------------------------------------ ---------------------------------------------------
                     Risks                                  How we strive to manage them
------------------------------------------------ ---------------------------------------------------
Interest rate risk is the risk that              We limit the amount of the Fund's assets invested
securities, particularly bonds with longer       in any one industry and in any individual
maturities, will decrease in value if interest   security.
rates rise and increase in value if interest
rates fall.  Investments in equity securities    The Fund is subject to various interest rate
issued by small and medium sized companies,      risks depending upon its investment objectives
which often borrow money to finance              and policies.  We cannot eliminate this risk, but
operations, may also be adversely affected by    we do try to address it by monitoring economic
rising interest rates.                           conditions, especially interest rate trends and
                                                 their potential impact on the Fund.  We do not
Swaps may be particularly sensitive to           try to increase returns on the Fund's investments
interest rate changes.  Depending on the         in debt securities by predicting and aggressively
actual movements of interest rates and how       capitalizing on interest rate movements.
well the portfolio manager anticipates them, a
portfolio could experience a higher or lower     By investing in swaps, the Fund is subject to
return than anticipated.  For example, if a      additional interest rate risk.  We will not
portfolio holds interest rate swaps and is       invest in interest rate or index swaps with
required to make payments based on variable      maturities of more than two years.  Each business
interest rates, it will have to make increased   day we will calculate the amount the Fund must
payments if interest rates rise, which will      pay for any swaps it holds and will designate
not necessarily be offset by the fixed-rate      enough cash or other liquid securities to cover
payments it is entitled to receive under the     that amount.
swap agreement.
------------------------------------------------ ---------------------------------------------------
Lower rated fixed-income securities              We limit investments in high-risk, high-yield
(high-yield, high-risk securities), while        fixed-income securities to 20% of the Fund's net
generally having higher yields, are subject to   assets.  We also attempt to reduce the risk
reduced creditworthiness of issuers, increased   associated with investment in high-yield debt
risks of default and a more limited and less     securities through portfolio diversification,
liquid secondary market than higher-rated        credit analysis and attention to trends in the
securities.  These securities are subject to     economy, industries and financial markets.
greater price volatility and risk of loss of
income and principal than are higher rated
securities.  Lower rated and unrated
fixed-income securities tend to reflect
short-term corporate and market developments
to a greater extent than higher rated
fixed-income securities, which react primarily
to fluctuations in the general level of
interest rates.  Fixed-income securities of
this type are considered to be of poor
standing and primarily speculative.  Such
securities are subject to a substantial degree
of credit risk.
------------------------------------------------ ---------------------------------------------------
Market risk is the risk that all or a majority   We maintain a long-term investment approach and
of the securities in a certain market - like     focus on securities we believe can continue to
the stock or bond market - will decline in       provide returns over an extended timeframe
value because of factors such as economic        regardless of these interim market fluctuations.
conditions, future expectations or investor      Generally, we do not try to predict overall
confidence.                                      market movements.  We do not buy and sell
                                                 securities for short-term purposes.
Index swaps are subject to the same market
risks as the investment market or sector that    In evaluating the use of an index swap, we
the index represents. Depending on the actual    carefully consider how market changes could
movements of the index and how well the          affect the swap and how that compares to our
portfolio manager forecasts those movements, a   investing directly in the market the swap is
fund could experience a higher or lower return   intended to represent.  When selecting dealers
than anticipated.                                with whom we would make interest rate or index
                                                 swap agreements for the Fund, we focus on those
                                                 dealers with high quality ratings and do careful
                                                 credit analysis before engaging in the
                                                 transaction.
------------------------------------------------ ---------------------------------------------------

12

------------------------------------------------ ---------------------------------------------------
                     Risks                                  How we strive to manage them
------------------------------------------------ ---------------------------------------------------
Credit risk is the possibility that a bond's     Our careful, credit-oriented bond selection and
issuer (or an entity that insures the bond)      our commitment to hold a diversified selection of
will be unable to make timely payments of        high-yield bonds are designed to manage this risk.
interest and principal.
                                                 It is likely that protracted periods of economic
Investing in so-called "junk" or "high-yield"    uncertainty would cause increased volatility in
bonds entails the risk of principal loss,        the market prices of high-yield bonds, an
which may be greater than the risk involved in   increase in the number of high-yield bond
investment grade bonds.  High-yield bonds are    defaults and corresponding volatility in the
sometimes issued by companies whose earnings     Fund's net asset value.
at the time the bond is issued are less than
the projected debt payments on the bonds.        Our holdings of high-quality investment grade
                                                 bonds are less subject to credit risk and may
A protracted economic downturn may severely      help to balance any credit problems experienced
disrupt the market for high-yield bonds,         by individual high-yield bond issuers or foreign
adversely affect the value of outstanding        issuers.
bonds and adversely affect the ability of
high-yield issuers to repay principal and        When selecting dealers with whom we would make
interest.                                        interest rate or index swap agreements, we focus
                                                 on those with high quality ratings and do careful
                                                 credit analysis before investing.
------------------------------------------------ ---------------------------------------------------
Liquidity risk is the possibility that           We limit exposure to illiquid securities to no
securities cannot be readily sold within seven   more than 15% of the Fund's total assets.
days at approximately the price that a fund
has valued them.                                 Swap agreements entered into by the Fund will be
                                                 treated as illiquid securities.  However, swap
The high-yield secondary market is               dealers may be willing to repurchase interest
particularly susceptible to liquidity problems   rate swaps.
when institutional investors, such as mutual
funds and certain other financial
institutions, temporarily stop buying bonds
for regulatory, financial or other reasons.
------------------------------------------------ ---------------------------------------------------
Emerging markets risk is the possibility that    We may invest a portion of the Fund's assets in
the risks associated with international          securities of issuers located in emerging
investing will be greater in emerging markets    markets.  We cannot eliminate these risks but
than in more developed foreign markets           will attempt to reduce these risks through
because, among other things, emerging markets    portfolio diversification, credit analysis and
may have less stable political and economic      attention to trends in the economy, industries
environments.  In addition, in many emerging     and financial markets and other relevant
markets there is substantially less publicly     factors.  We will limit the Fund's investments in
available information about issuers and the      emerging markets, in the aggregate, to no more
information that is available tends to be of a   than 5% of the Fund's net assets.
lesser quality.  Economic markets and
structures tend to be less mature and diverse
and the securities markets, which are subject
to less government regulation or supervision,
may also be smaller, less liquid and subject
to greater price volatility.
------------------------------------------------ ---------------------------------------------------
Foreign risk is the risk that foreign            We attempt to reduce the risks presented by such
securities may be adversely affected by          investments by conducting world-wide fundamental
political instability, changes in currency       research, including country visits.  In addition,
exchange rates, foreign economic conditions or   we monitor current economic and market conditions
inadequate regulatory and accounting standards.  and trends, the political and regulatory environment and the value of currencies in
                                                 different countries in an effort to identify the
                                                 most attractive countries and securities.
                                                 Additionally, when currencies appear
                                                 significantly overvalued compared to average real
                                                 exchange rates, the Fund may hedge exposure to
                                                 those currencies for defensive purposes.  We will
                                                 limit the Fund's investments in foreign
                                                 securities to no more than 20% of its net assets.
------------------------------------------------ ---------------------------------------------------

                                                                              13

------------------------------------------------ ---------------------------------------------------
                     Risks                                  How we strive to manage them
------------------------------------------------ ---------------------------------------------------
Currency risk is the risk that the value of an   The Fund, which has exposure to global and
investment may be negatively affected by         international investments, may be affected by
changes in foreign currency exchange rates.      changes in currency rates and exchange control
Adverse changes in exchange rates may reduce     regulations and may incur costs in connection
or eliminate any gains produced by investments   with conversions between currencies.  To hedge
that are denominated in foreign currencies and   this currency risk associated with investments in
may increase losses.                             non-U.S. dollar denominated securities, we may
                                                 invest in forward foreign currency contracts.
                                                 These activities pose special risks which do not
                                                 typically arise in connection with investments in
                                                 U.S. securities.  In addition, we may engage in
                                                 foreign currency options and futures
                                                 transactions.  We will limit the Fund's total
                                                 non-U.S. dollar currency exposure to 10% of the
                                                 Fund's net assets.
------------------------------------------------ ---------------------------------------------------
Derivatives risk is the possibility that the     We will use derivatives for defensive purposes,
Fund may experience a significant loss if it     such as to protect gains or hedge against
employs a derivatives strategy (including a      potential losses in the Fund without actually
strategy involving futures, options, swaps       selling a security, to neutralize the impact of
such as interest rate swaps, index swaps and     interest rate changes, to affect diversification
credit default swaps) related to a security or   or to earn additional income.  We will not use
a securities index and that security or index    derivatives for reasons inconsistent with our
moves in the opposite direction from what the    investment objectives.  We also research and
portfolio manager had anticipated.  Another      continually monitor the creditworthiness of
risk of derivative transactions is the           current or potential counterparties.  We will
creditworthiness of the counterparty because     limit the Fund's investments in derivative
the transaction depends on the willingness and   instruments to 20% of the Fund's net assets.
ability of the counterparty to fulfill its
contractual obligations.  Derivatives also
involve additional expenses, which could
reduce any benefit or increase any loss to a
Fund from using the strategy.
------------------------------------------------ ---------------------------------------------------
Prepayment risk is the risk that the principal   We may invest in mortgage-backed securities, CMOs
on a bond that a fund owns will be prepaid       and REMICs.  We take into consideration the
prior to maturity at a time when interest        likelihood of prepayment when mortgages are
rates are lower than what that bond was          selected.  We may look for mortgage securities
paying. The Fund would then have to reinvest     that have characteristics that make them less
that money at a lower interest rate.             likely to be prepaid, such as low outstanding
                                                 loan balances or below-market interest rates.
------------------------------------------------ ---------------------------------------------------

14

------------------------------------------------ ---------------------------------------------------
                     Risks                                  How we strive to manage them
------------------------------------------------ ---------------------------------------------------
Futures contracts, options on futures            We may use certain options strategies or may use
contracts, forward contracts, and certain        futures contracts and options on futures
options used as investments for hedging and      contracts.  We will not enter into futures
other non-speculative purposes involve certain   contracts and options thereon to the extent that
risks.  For example, a lack of correlation       more than 5% of the Fund's [total assets] are
between price changes of an option or futures    required as futures contract margin deposits and
contract and the assets being hedged could       premiums on options and only to the extent that
render a fund's hedging strategy unsuccessful    obligations under such futures contracts and
and could result in losses.  The same results    options thereon would not exceed 20% of the
could occur if movements of foreign currencies   Fund's total assets.
do not correlate as expected by the investment
advisor at a time when a fund is using a         We may also use options and futures to gain
hedging instrument denominated in one foreign    exposure to a particular market segment without
currency to protect the value of a security      purchasing individual securities in the segment.
denominated in a second foreign currency
against changes caused by fluctuations in the    See also "Foreign Risk" on page 13 and "Currency
exchange rate for the dollar and the second      Risk" on page 14.
currency.  If the direction of securities
prices, interest rates or foreign currency
prices is incorrectly predicted, the fund will
be in a worse position than if such
transactions had not been entered into.  In
addition, since there can be no assurance that
a liquid secondary market will exist for any
contract purchased or sold, a fund may be
required to maintain a position (and in the
case of written options may be required to
continue to hold the securities used as cover)
until exercise or expiration, which could
result in losses.  Further, options and
futures contracts on foreign currencies, and
forward contracts, entail particular risks
related to conditions affecting the underlying
currency.  Over-the-counter transactions in
options and forward contracts also involve
risks arising from the lack of an organized
exchange trading environment.
------------------------------------------------ ---------------------------------------------------
Zero coupon and pay-in-kind bonds are            We may invest in zero coupon and pay-in-kind
generally considered to be more interest         bonds to the extent consistent with the Fund's
sensitive than income-bearing bonds, to be       investment objective.  We cannot eliminate the
more speculative than interest-bearing bonds,    risks of zero coupon bonds, but we do try to
and to have certain tax consequences which       address them by monitoring economic conditions,
could, under certain circumstances, be adverse   especially interest rate trends and their
to the Fund.  For example, the Fund accrues,     potential impact on the Fund.
and is required to distribute to shareholders,
income on its zero coupon bonds.  However, the
Fund may not receive the cash associated with
this income until the bonds are sold or
mature.  If the Fund does not have sufficient
cash to make the required distribution of
accrued income, the Fund could be required to
sell other securities in its portfolio or to
borrow to generate the cash required.
------------------------------------------------ ---------------------------------------------------
Portfolio turnover rates reflect the amount of   The Fund will normally experience an annual
securities that are replaced from the            portfolio turnover rate exceeding 100%.
beginning of the year to the end of the year
by the Fund.  The higher the amount of
portfolio activity, the higher the brokerage
costs and other transaction costs of the Fund
are likely to be.  The amount of portfolio
activity will also affect the amount of taxes
payable by the Fund's shareholders that are
subject to federal income tax, as well as the
character (ordinary income vs. capital gains)
of such tax obligations.
------------------------------------------------ ---------------------------------------------------

                                                                              15

------------------------------------------------ ---------------------------------------------------
                     Risks                                  How we strive to manage them
------------------------------------------------ ---------------------------------------------------
Transaction cost risk is the risk that the       The Fund is subject to transaction costs risk to
cost of buying, selling and holding foreign      the extent that its respective objective and
securities, including brokerage, tax and         policies permit it to invest, and it actually
custody costs, may be higher than those          does invest, in foreign securities.  We strive to
involved in domestic transactions.               monitor transaction costs and to choose an
                                                 efficient trading strategy for the Fund.
------------------------------------------------ ---------------------------------------------------
Foreign government securities risks involve      We attempt to reduce the risks associated with
the ability of a foreign government or           investing in foreign governments by limiting the
government - related issuer to make timely       potion of portfolio assets that may be invested
principal and interest payments on its           in such securities.
external debt obligations.  This ability to
make payments will be strongly influenced by
the issuer's balance of payments, including
export performance, its access to
international credits and investments,
fluctuations in interest rates and the extent
of its foreign reserves.
------------------------------------------------ ---------------------------------------------------
Valuation risk:  A less liquid secondary         We will strive to manage this risk by carefully
market, as described above, makes it more        evaluating individual bonds and by limiting the
difficult for the Fund to obtain precise         amount of the Fund's assets that can be allocated
valuations of the high-yield securities in its   to privately placed high-yield securities.
portfolio.  During periods of reduced
liquidity, judgment plays a greater role in
valuing high-yield securities.
------------------------------------------------ ---------------------------------------------------
Legislative and regulatory risk:  The United     We monitor the status of regulatory and
States Congress has from time to time taken or   legislative proposals to evaluate any possible
considered legislative actions that could        effects they might have on the Fund's portfolio.
adversely affect the high-yield bond market.
For example, Congressional legislation has,
with some exceptions, generally prohibited
federally insured savings and loan
institutions from investing in high-yield
securities.  Regulatory actions have also
affected the high-yield market.  Similar
actions in the future could reduce liquidity
for high-yield securities, reduce the number
of new high-yield securities being issued and
could make it more difficult for the Fund to
attain its investment objective.
------------------------------------------------ ---------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

16

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its  services to the Fund,  the Manager was paid 0.38% of average  daily net assets, net of fee waivers, for the last fiscal year.

A  discussion  of the basis for the Board of  Trustees  approval  of the  Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended July 31, 2006.

Portfolio managers
Stephen  R.  Cianci  and Paul  Grillo  have  primary  responsibility  for making day-to-day  investment  decisions  for the Fund.  When making  decisions for the
Fund, Messrs. Cianci and Grillo regularly consult with Ryan K. Brist.

Ryan K. Brist, CFA, Managing  Director/Chief  Investment  Officer - Fixed Income
Investments,   is  the  co-head  of  the  fixed-income  department  at  Delaware
Investments,  where he oversees  the fixed  income  investment  process,  and is primarily responsible for total return-based products. Prior to joining Delaware
Investments  in 2000,  he was a member  of the  portfolio  management  team that managed  Conseco  Capital  Management's  investment  grade  Core and  Core  Plus products  for five  years.  He  previously  worked in  investment  banking as an analyst  for Dean  Witter  Reynolds in New York.  Mr.  Brist holds a  bachelor's degree in finance from Indiana University.

Stephen R. Cianci, CFA, Senior Vice  President/Senior  Portfolio Manager,  began his career at  Delaware  Investments  in 1992 as an  investment  grade  research analyst.  Today,  he is a  senior  member  of the  firm's  Core  and  Core  Plus investment  teams,  as  well as a  mortgage-backed  and  asset-backed  portfolio manager.  Mr.  Cianci  is  also  the  lead  portfolio  manager  for  the  firm's
Intermediate, Limited-Term, and Inflation Protected Bond teams. He is an adjunct professor  of finance and a member of the Business  Advisory  Council at Widener
University,  where he also  graduated with  finance-oriented  bachelor's and MBA degrees.

Paul Grillo, CFA, Senior Vice President/Senior Portfolio Manager joined Delaware
Investments  in 1992 and is a senior  member  of the  firm's  Core and Core Plus fixed  income  investment  teams.  He  also  serves  as  a  mortgage-backed  and
asset-backed   securities  analyst  and  is  an  integral  team  member  of  the intermediate and limited-term  mandates.  Prior to joining Delaware Investments,
Mr. Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also  worked  as  a  mortgage  strategist  and  portfolio  manager  at  Chemical
Investment Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor's  degree in business  management from North Carolina State  University and an MBA with a concentration in finance from Pace University.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

Manager of managers structure
The Funds and the  Manager  have  received  an  exemptive  order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and terminate  sub-advisory agreements on behalf of the Funds without shareholder  approval (the "Manager of
Managers  Structure").  The  Manager  of  Managers  Structure  was  approved  by shareholders  at a meeting held on March 23, 2005 (or as  adjourned).  Under the
Manager of Managers Structure, the Manager has ultimate responsibility,  subject to oversight by the Funds' Board,  for  overseeing the Funds'  sub-advisors  and recommending  to the Board their hiring,  termination  or  replacement.  The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the
Manager.  While the  Manager  does not  currently  expect to use the  Manager of
Managers  Structure  with respect to the Funds,  the Manager may, in the future, recommend  to the Funds'  Board the  establishment  of the  Manager of  Managers
Structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Funds' portfolio.

The Manager of Managers  Structure  enables  the Funds to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase  in the  overall  management  and  advisory  fees  payable by the Funds without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                                                              17

Who's who?

This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     The Fund                       Brooklyn, NY 11245

                                   Distributor                               Service agent
                                   Delaware Distributors, L.P.               Delaware Service Company, Inc.
                                   2005 Market Street                        2005 Market Street
                                   Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
Portfolio managers
(see page 17 for details)
                                                            Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

18

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover Individual Retirement Accounts ("IRAs") from such plans;

o    tax-exempt  employee  benefit plans of the Fund's Manager or its affiliates
     and  of  securities   dealer  firms  with  a  selling  agreement  with  the
     Distributor;

o    institutional  advisory  accounts  (including  mutual funds) managed by the
     Fund's  Manager  or its  affiliates  and  clients of  Delaware  Investments
     Advisers,  an affiliate of the Manager,  as well as  affiliates,  corporate sponsors,  subsidiaries,  related  employee benefit plans and rollover IRAs of, or from, such institutional advisory accounts;

o    a bank, trust company and similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of a Class,  except where the  investment  is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified under Section 529 of the Internal Revenue Code (the
     "Code") for which the Fund's  Manager,  Distributor or service agent or one or  more  of  their  affiliates  provide  record  keeping,  administrative, investment management, marketing, distribution or similar services; or

o    programs sponsored by financial intermediaries that require the purchase of
     Institutional Class shares.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  ("Financial  Intermediaries")  in  connection  with  the sale or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons and customers ("distribution assistance"). The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                                                              19

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656, Kansas City, MO 64121-9656,  or 430 W. 7th Street, Kansas City, MO 64105
for  investments  by  overnight  courier  service.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

[GRAPHIC OMITTED: AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other  Delaware  Investments(R)Funds.  Please keep in mind,  however,  that you may not  exchange  your shares for Class B, or
Class C or Class R shares.  To open an account  by  exchange,  call your  Client
Services Representative at 800 362-7500.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

20

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another person or entity at your address,  we send one copy of the Fund's prospectus and annual and semiannual reports to that address, unless you opt otherwise. This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will continue to send one copy of each of these  documents to that address  until you notify us that you wish to receive individual materials.  If you wish to receive individual  materials,  please call your Client Services  Representative  at 800
510-4015. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware Investments,  P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th
Street,  Kansas City, MO 64105 for redemptions by overnight courier service. All owners of the account must sign the request,  and for  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8990. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

                                                                              21

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined  on the next  Business Day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next Business
Day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

[GRAPHIC OMITTED: SYMBOL OF A HAND HOLDING A PEN]

Through checkwriting
You may redeem  Institutional  Class  shares by writing  checks of $500 or more.
Checks must be signed by all owners of the account unless you indicate otherwise on your Investment Application.  Also, because dividends are declared daily, you may not close your  account by  writing a check.  When you write  checks you are subject to bank  regulations  and may be subject to a charge if the check amount exceeds the value of your account.

About your account (continued)

Account minimum
If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware Investments(R)Fund. We may refuse the purchase side of any exchange request, if, in the Manager's judgment, the Fund would be unable to invest  effectively in accordance with its investment  objective and policies or would otherwise potentially be adversely affected.  In particular,  a pattern of exchanges that coincide with a "market timing"  strategy may be refused.  If you exchange  shares to a fund that has a sales  charge you will pay any  applicable sales  charges on your new shares.  You do not pay sales  charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange.  When you exchange shares,  you are purchasing  shares in another fund so you  should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying shares  through an exchange.  You may not exchange your shares for Class B and Class C shares of another Delaware Investments(R)Fund.

22

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - - that is,  purchases into a fund followed quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Fund's shareholders. While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading activity will be completely eliminated.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

                                                                              23

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and Distributions.  The Fund has elected and qualified, and intends to continue  to  qualify,  to be treated as a regulated  investment  company  under
Subchapter M of the Internal  Revenue Code. As a regulated  investment  company, the Fund  generally  pays no  federal  income  tax on the  income  and  gains it distributes to you. The Fund expects to declare  dividends  daily and distribute all of its net investment  income, if any, to shareholders as dividends monthly.
The Fund will also  distribute  capital gains,  if any, at least  annually.  The amount of any  distribution  will vary,  and there is no guarantee the Fund will pay either an income dividend or a capital gain  distribution.  We automatically reinvest  all  dividends  and any  capital  gains,  unless  you  direct us to do otherwise.

24

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in  effect,  you  will  receive  some of your  investment  back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. Because the Fund invests primarily in debt obligations, it is anticipated  that  either  none or only a nominal  amount of the  Fund's  income dividends will be qualified  dividend income eligible for taxation by individual shareholders at long-term capital gain rates.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains,  and could also increase  transaction  costs or portfolio  turnover.  The
Manager  will  monitor  transactions  by the funds of funds and will  attempt to minimize any adverse effects on both the Fund and the funds of funds as a result of these transactions.

                                                                              25

        Financial highlights

The Financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share.  This  information  has been  audited by Ernst & Young,
LLP, whose report,  along with the Fund's financial  statements,  is included in the Fund's  annual  report,  which is  available  upon  request  by calling  800
523-1918.

Delaware Core Plus Bond Fund                                                          Institutional Class
                                                                                          Year ended 7/31
                                                    2006        2005         2004        2003        2002

Net asset value, beginning of period              $7.670      $7.660       $7.700      $7.750      $7.590

Income (loss) from investment operations:
Net investment income                              0.303       0.286        0.233       0.272       0.361
Net realized and unrealized gain (loss) on
 investments                                      (0.285)      0.086        0.079       0.050       0.228
                                              ----------  ----------  -----------  ----------  ----------
Total from investment operations                   0.018       0.372        0.312       0.322       0.589
                                              ----------  ----------  -----------  ----------  ----------
Less dividends and distributions from:
Net investment income                             (0.358)     (0.362)      (0.324)     (0.372)     (0.429)
Return of capital                                      -           -       (0.028)          -           -
                                              ----------  ----------  -----------  ----------  ----------
Total dividends and distributions                 (0.358)     (0.362)      (0.352)     (0.372)     (0.429)
                                              ----------  ----------  -----------  ----------  ----------
Net asset value, end of period                    $7.330      $7.670       $7.660      $7.700      $7.750
                                              ==========  ==========  ===========  ==========  ==========
Total return(1)                                     0.25%       4.91%        4.08%       4.15%       7.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $27,222     $26,814      $28,939     $43,006     $41,225
Ratio of expenses to average net assets             0.75%       0.78%        0.75%       0.75%       0.75%
Ratio of expenses to average net assets
 prior to expense limitation and expenses
 paid indirectly                                    0.92%       0.88%        1.30%       1.39%       1.34%
Ratio of net investment income to average
 net assets                                         4.05%       3.68%        3.32%       3.47%       4.73%
Ratio of net investment income to average
 net assets prior to expense limitation and
 expenses paid indirectly                           3.88%       3.58%        2.77%       2.83%       4.14%
Portfolio turnover                                   260%        283%         303%        501%        316%

(1)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the Manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

26

How to read the financial highlights

Net investment income (loss)
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized  gain on  investments  occurs when we sell an investment at a profit, while a realized  loss on  investments  occurs when we sell an  investment  at a loss. When an investment  increases or decreases in value but we do not sell it, we record an unrealized  gain or loss. The amount of realized gain per share, if any,  that we pay to  shareholders  would be listed  under "Less  dividends  and distributions from: Net investment income."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                                                              27

Glossary

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

28

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Lehman Brothers Aggregate Bond Index
An index  that  measures  the  performance  of about  6,500 U.S.  corporate  and government bonds.

Lehman Brothers Government Bond Index
An index composed of The Treasury Bond Index (all public obligations of the U.S.
Treasury,  excluding  flower bonds and  foreign-targeted  issues) and the Agency
Bond  Index  (all  publicly  issued  debt  of  U.S.   government   agencies  and
quasi-federal   corporations,   and  corporate  debt   guaranteed  by  the  U.S.
government).

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc.  (Moody's),  Standard  &  Poor's  (S&P),  a  division  of  the  McGraw-Hill
Companies, Inc. and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

                                                                              29

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Treasury bills
Securities issued by the U.S. Treasury with maturities of one year or less.

Treasury bonds
Securities issued by the U.S. Treasury with maturities of 10 years or longer.

Treasury notes
Securities issued by the U.S. Treasury with maturities of one to 10 years.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

Yield
Income  (interest  or  dividends)  earned  by  an  investment,  expressed  as  a percentage of the investment's price.

30

Additional information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the current SAI, which we have filed electronically with the Securities and Exchange
Commission  (SEC)  and  which  is  legally  a part  of  this  Prospectus  (it is incorporated  by  reference).  If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market  Street,  Philadelphia,  PA  19103-7094,  or call toll-free  800  362-7500.  The Fund's SAI and annual and  semiannual  reports to shareholders are also available, free of charge, through the Fund's internet Web site  (www.delawareinvestments.com).  You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                                                              31

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Contact information

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Service Representative
800 362-7500

Delaphone Service
800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance
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Delaware Core Plus Bond Fund Symbols

                                        CUSIP             NASDAQ
Institutional Class                     246094502         DUGIX

Investment Company Act file number: 811-04304

PR-041 [7/06] CGI 11/06                                     MF 06-10-396 PO11347

                                                     [DELAWARE INVESTMENTS LOGO]
FIXED INCOME

Prospectus        NOVEMBER 28, 2006

                           DELAWARE INFLATION PROTECTED BOND FUND
                           CLASS A o CLASS B o CLASS C

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                                     page   2
Delaware Inflation Protected Bond Fund                                  2

How we manage the Fund                                           page   5
Our investment strategies                                               5
The securities we typically invest in                                   6
The risks of investing in the Fund                                      9
Disclosure of portfolio holdings information                           10

Who manages the Fund                                             page  11
Investment manager                                                     11
Portfolio manager                                                      11
Who's who?                                                             12

About your account                                               page  13
Investing in the Fund                                                  13
         Choosing a share class                                        13
Dealer compensation                                                    16
Payments to intermediaries                                             16
How to reduce your sales charge                                        17
How to buy shares                                                      21
Fair valuation                                                         22
Retirement plans                                                       22
Document delivery                                                      22
How to redeem shares                                                   23
Account minimums                                                       24
Special services                                                       25
Frequent trading of Fund shares                                        26
Dividends, distributions and taxes                                     28
Certain management considerations                                      29

Financial highlights                                             page  30

Glossary                                                         page  32

Additional information                                           page  36

                                                                               1

Profile: Delaware Inflation Protected Bond Fund

What is the Fund's goal?
Delaware Inflation Protected Bond Fund seeks to provide inflation protection and current  income.  Although  the Fund will strive to meet its goals,  there is no assurance that it will.

What are the Fund's main investment strategies?
Under normal circumstances,  the Fund will invest at least 80% of its net assets in  inflation-indexed  bonds  issued by the U.S.  government,  its  agencies  or instrumentalities and corporations.  This policy is not a fundamental policy and can be changed without  shareholder  approval.  However,  shareholders  would be given notice at least 60 days prior to any change in this  policy.  We will seek to maintain the Fund's interest rate sensitivity at a level  approximating  that of the Lehman Brothers U.S. Treasury  Inflation  Protected  Securities  ("TIPS")
Index.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be  affected by changes in bond prices, particularly as a result of changes in interest rates. The Fund may also  experience  portfolio  turnover in excess of 100%,  which could  result in higher transaction costs and tax liability for investors.

The Fund is considered to be "non-diversified"  under federal laws that regulate mutual  funds.  That  means  the Fund may  allocate  more of its net  assets  to investments in a single security than a "diversified" fund. Thus, all else being equal,  adverse  effects on a single security may affect a larger portion of the
Fund's overall assets and subject the Fund to greater risks.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 9.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

o    Investors with medium- or long-range goals.
o    Investors seeking a real rate of return from their investments.
o    Investors  seeking a bond  investment to help balance their  investments in stocks or more aggressive securities.
o    Investors who want protection against inflation.

Who should not invest in the Fund

o    Investors with very short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors seeking long-term growth of capital.

2

How has the Delaware Inflation Protected Bond Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund.  We show the annual  return for the  Fund's  Class A shares  over the past calendar  year, as well as the average annual returns of Class A, B and C shares for  one-year  and  lifetime  periods.  Prior to May 1,  2005,  the Fund had not engaged in a broad  distribution  effort of its  shares and had been  subject to limited  redemption  requests.  The Fund's  past  performance  (before and after taxes) is not  necessarily  an  indication of how it will perform in the future.
The returns  reflect  expense caps in effect during these  periods.  The returns would be lower without the expense caps.  Please see the footnotes on page 4 for additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

-------------
2005
-------------
2.50%
-------------

As of September 30, 2006, the Fund's Class A had a calendar  year-to-date return of 1.73%.  During the periods  illustrated in this bar chart,  Class A's highest quarterly  return was 2.69% for the  quarter  ended June 30, 2005 and its lowest quarterly return was -0.23% for the quarter ended March 31, 2005.

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05

-------------------------------------------------------- -------------- ----------------
                                                            1 year        Lifetime**
-------------------------------------------------------- -------------- ----------------
Class A return before taxes                                 -2.14%      -0.21%
-------------------------------------------------------- -------------- ----------------
Class A return after taxes on distributions                 -4.06%      -2.21%
-------------------------------------------------------- -------------- ----------------
Class A return after taxes on distributions and sale
 of Fund shares                                             -1.40%      -1.31%
-------------------------------------------------------- -------------- ----------------
Class B return before taxes*                                -1.89%       0.92%
-------------------------------------------------------- -------------- ----------------
Class C return before taxes*                                 1.01%       3.62%
-------------------------------------------------------- -------------- ----------------
Lehman Brothers U.S. TIPS Index*** (reflects no
 deduction for fees, expenses or taxes)                      2.84%       2.84%
taxes)
-------------------------------------------------------- -------------- ----------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
U.S.  TIPS Index,  which is an index  composed of  inflation-indexed  securities issued by the U.S.  Treasury.  You should  remember  that,  unlike the Fund, the index is  unmanaged  and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the returns  (before  taxes) for Class B would be 1.98% and
     3.62% for the one-year and lifetime periods,  respectively.  If shares were not  redeemed,  the returns  (before  taxes) for Class C would be 1.98% and
     3.62% for the one-year and lifetime periods, respectively.

**   Lifetime  returns are shown if the Fund or Class  existed for less than ten years.  The  inception  date for the Class A, Class B and Class C shares of the Fund was December 1, 2004.

***  The Lehman  Brothers  U.S.  TIPS Index  returns are for the lifetime of the
     Fund.  The index  reports  returns on a monthly basis as of the last day of the month.

                                                                               3

What are the Fund's fees and expenses?
------------------------------------- --------------------------------------- ----------- ----------- -----------
                                      Class                                    A           B            C
------------------------------------- --------------------------------------- ----------- ----------- -----------
Sales charges are fees paid           Maximum sales charge (load) imposed     4.50%       none         none
directly from your investments when   on purchases as a percentage of
you buy or sell shares of the Fund.   offering price
                                      --------------------------------------- ----------- ----------- -----------
                                      Maximum contingent deferred sales       none(1)     4.00%(2)     1.00%(3)
                                      charge (load) as a percentage of
                                      original purchase price or redemption
                                      price, whichever is lower
                                      --------------------------------------- ----------- ----------- -----------
                                      Maximum sales charge (load) imposed     none        none         none
                                      on reinvested dividends
                                      --------------------------------------- ----------- ----------- -----------
                                      Redemption fees                         none        none         none
                                      --------------------------------------- ----------- ----------- -----------
                                      Exchange fees(4)                        none        none         none
------------------------------------- --------------------------------------- ----------- ----------- -----------

------------------------------------- --------------------------------------- ----------- ----------- -----------
Annual fund operating expenses are    Management fees(5)                      0.45%       0.45%        0.45%
deducted from the Fund's assets.      --------------------------------------- ----------- ----------- -----------
                                      Distribution and service (12b-1) fees   0.25%       1.00%        1.00%
                                      --------------------------------------- ----------- ----------- -----------
                                      Other expenses                          0.54%       0.54%        0.54%
                                      --------------------------------------- ----------- ----------- -----------
                                      Total annual fund operating expenses    1.24%       1.99%        1.99%
                                      --------------------------------------- ----------- ----------- -----------
                                      Fee waivers and payments                (0.49%)     (0.49%)     (0.49%)
                                      --------------------------------------- ----------- ----------- -----------
                                      Net expenses                            0.75%       1.50%        1.50%
------------------------------------- --------------------------------------- ----------- ----------- -----------

------------------------------------- -------------- --------- --------- ---------------------- --------- ---------------------
                                      Class           A         B        B(7) (if redeemed)      C         C (if redeemed)
------------------------------------- -------------- --------- --------- ---------------------- --------- ---------------------
This example is intended to help      1 year             $523      $153                   $553      $153                  $253
you compare the cost of investing     -------------- --------- --------- ---------------------- --------- ---------------------
in the Fund to the cost of            3 years            $779      $577                   $802      $577                  $577
investing in other mutual funds. We   -------------- --------- --------- ---------------------- --------- ---------------------
show the cumulative amount of Fund    5 years          $1,055    $1,027                 $1,177    $1,027                $1,027
expenses on a hypothetical            -------------- --------- --------- ---------------------- --------- ---------------------
investment of $10,000 with an         10 years         $1,841    $2,083                 $2,083    $2,277                $2,277
annual 5% return over the time        -------------- --------- --------- ---------------------- --------- ---------------------
shown.(6)  This example reflects
the net operating expenses with
expense waivers for the one-year
contractual period and total
operating expenses without expense
waivers for years two through 10.
This is an example only, and does
not represent future expenses,
which may be greater or less than
those shown here.
------------------------------------- -----------------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.
(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.
(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.
(4)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R)Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(5)  The  Manager  has  contracted  to waive all or a portion of its  investment advisory fees and/or reimburse expenses through November 30, 2007, in order to prevent total annual fund operating  expenses  (excluding any 12b-1 plan expenses,  taxes,  interest,  brokerage fees,  certain  insurance costs and non-routine expenses or costs, including but not limited to, those relating to reorganizations,  litigation,  certain Trustee retirement plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate amount, 0.50% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund's Board and the Manager.
(6)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.
(7)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

4

How we manage the Fund

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best  investments  for the Fund.  Following are  descriptions  of how the portfolio  manager  pursues the Fund's  investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Under normal circumstances,  the Fund will invest at least 80% of its net assets in  inflation-indexed  bonds  issued by the U.S.  government,  its  agencies  or instrumentalities, and corporations. This policy is not a fundamental policy and can be changed without  shareholder  approval.  However,  shareholders  would be given  notice  at least 60 days  prior to any  change in this  policy.  The Fund invests in a mix of fixed-income securities.

In  selecting  bonds for the Fund,  the  portfolio  manager  conducts  a careful analysis of economic and market  conditions,  analyzing a security's  structural
features  and  current  price   relative  to  its  value,   short-term   trading
opportunities  resulting from market  inefficiencies,  and the credit quality of the issuer,  seeking to identify securities or market sectors that he thinks are the best investments for the Fund. The portfolio manager would then allocate the
Fund's assets in different market sectors  (government or corporate),  different issuers (domestic or foreign), and different maturities based on his view of the relative  value of each sector,  issuer or  maturity.  The  portfolio  manager's overall strategy is to select  securities that we believe have the potential for inflation protection and current income.

The weighted  average maturity of the Fund will typically be between five and 20 years. This is considered an intermediate-range maturity. By keeping the average maturity in this intermediate  range, we aim to reduce the Fund's sensitivity to changes in interest  rates.  When interest rates rise,  prices of bonds and bond funds generally decline and when interest rates decline,  prices generally rise.
We believe  intermediate-maturity  bonds  generally  offer us attractive  income potential with lower price fluctuations than longer-term bonds.

The Fund may also invest up to 10% of its net assets in  high-yield  securities, corporate  bonds rated BB or lower by S&P or similarly  rated by another  NRSRO.
The Fund may also invest up to 10% of its net assets in  securities  denominated in foreign  currencies and may invest up to 25% of its net assets in U.S. dollar denominated securities of foreign issuers.

While management  believes that the Fund's  investment  objectives would best be attained by investing in inflation-indexed  bonds issued by the U.S. government, its agencies or  instrumentalities  and  corporations,  the Fund also invests in other  securities  including,  but not limited to,  mortgage-  and  asset-backed securities,  commercial mortgage-backed securities,  options, futures contracts,
forward   contracts,   swap   agreements,   commodity  linked  notes,  and  loan
participations.

In addition,  the Fund is considered  non-diversified and could invest a greater portion of its assets in individual issuers than a diversified fund. As a result changes in a single security could cause greater fluctuation in share price than what would occur in a more diversified fund.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the objective without obtaining shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                                                               5

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

------------------------------------------------ ---------------------------------------------------
                  Securities                                      How we use them
------------------------------------------------ ---------------------------------------------------
Inflation protected debt securities:             Under normal circumstances, we will invest at
Securities whose principal and/or interest       least 80% of the Fund's net assets in inflation
payments are adjusted for inflation, unlike      protected debt securities issued by the U.S.
traditional debt securities that make fixed      government, its agencies or instrumentalities,
principal and interest payments.                 foreign governments and corporations.
------------------------------------------------ ---------------------------------------------------
Corporate bonds: Debt obligations issued by a    We may invest in corporate bonds if we believe
corporation.                                     they will help meet the Fund's objective.

Debt securities within the top rating
categories comprise what are known as
high-grade bonds and are regarded as having a
strong ability to pay principal and interest.
Securities in the fourth category are known as
medium-grade bonds and are regarded as having
an adequate capacity to pay principal and
interest but with greater vulnerability to
adverse economic conditions and speculative
characteristics.
------------------------------------------------ ---------------------------------------------------
U.S. Government securities: Direct U.S.          We may invest in direct U.S. government
obligations including bills, notes and bonds,    obligations; however, these securities will
as well as other debt securities issued by the   typically be a smaller percentage of the
U.S. Treasury and securities of U.S.             portfolio because they generally do not offer as
government agencies or instrumentalities.        high a level of current income as other
                                                 fixed-income securities we may invest in.
------------------------------------------------ ---------------------------------------------------
Mortgage-backed securities: Fixed-income         We may invest in government-related
securities that represent pools of mortgages,    mortgage-backed securities and in privately
with investors receiving principal and           issued mortgage-backed securities if they are
interest payments as the underlying mortgage     100% collateralized at the time of issuance by
loans are paid back. Many are issued and         securities issued or guaranteed by the U.S.
guaranteed against default by the U.S.           government, its agencies or instrumentalities.
government or its agencies or                    These privately issued mortgage-backed securities
instrumentalities, such as the Federal Home      we invest in are either collateralized mortgage
Loan Mortgage Corporation, Federal National      obligations (CMOs) or real estate mortgage
Mortgage Association and the Government          investment conduits (REMICs).  We currently
National Mortgage Association. Others are        invest in these government-backed privately
issued by private financial institutions, with   issued CMOs and REMICs only if they are rated in
some fully collateralized by certificates        the two highest grades by a nationally recognized
issued or guaranteed by the U.S. government or   statistical rating organization (NRSRO) at the
its agencies or instrumentalities.               time of purchase.

                                                 We may also invest in privately issued
                                                 mortgage-backed securities that are not
                                                 collateralized by U.S. government securities and
                                                 are not directly guaranteed by the U.S.
                                                 government in any way.  They are secured by the
                                                 underlying collateral of the private issuer.
                                                 These include CMOs, REMICs and commercial
                                                 mortgage-backed securities.  We may invest in
                                                 these securities only if they are rated in the
                                                 highest quality category by an NRSRO.
------------------------------------------------ ---------------------------------------------------
Asset-backed securities: Bonds or notes backed   We may invest only in asset-backed securities
by accounts receivable, including home equity,   rated BBB- or higher by an NRSRO.
automobile or credit loans.
------------------------------------------------ ---------------------------------------------------
Certificates of deposit and obligations of       We may invest in certificates of deposit and
U.S. and foreign banks: Interest paying debt     obligations from banks that have assets of at
instruments issued by a bank.                    least one billion dollars.
------------------------------------------------ ---------------------------------------------------
Corporate commercial paper: Short-term debt      We may invest in commercial paper that is rated
obligations with maturities ranging from two     P-1 by Moody's and/or A-1 by S&P.
to 270 days, issued by companies.
------------------------------------------------ ---------------------------------------------------

6

------------------------------------------------ ---------------------------------------------------
                  Securities                                      How we use them
------------------------------------------------ ---------------------------------------------------
Repurchase agreements: An agreement between a    Typically, we use repurchase agreements as a
buyer of securities, such as the Fund, and a     short-term investment for the Fund's cash
seller of securities, in which the seller        position. In order to enter into these repurchase
agrees to buy the securities back within a       agreements, the Fund must have collateral of at
specified time at the same price the buyer       least 102% of the repurchase price.
paid for them, plus an amount equal to an
agreed upon interest rate. Repurchase            We will only enter into repurchase agreements in
agreements are often viewed as equivalent to     which the collateral is comprised of U.S.
cash.                                            government securities.
------------------------------------------------ ---------------------------------------------------
Options and futures: Options represent a right   At times when we anticipate adverse conditions,
to buy or sell a security or a group of          we may want to protect gains on securities
securities at an agreed upon price at a future   without actually selling them. We might use
date. The purchaser of an option may or may      options or futures to neutralize the effect of
not choose to go through with the                any price declines, without selling a bond or
transaction.  The seller of an option,           bonds, or as a hedge against changes in interest
however, must go through with the transaction    rates.  We may also sell an option contract
if its purchaser exercises the option.           (often referred to as "writing" an option) to
                                                 earn additional income for the Fund.
Futures contracts are agreements for the
purchase or sale of a security or a group of     Use of these strategies can increase the
securities at a specified price, on a            operating costs of the Fund and can lead to loss
specified date.  Unlike purchasing an option,    of principal.
a futures contract must be executed unless it
is sold before the settlement date.

Certain options and futures may be considered
to be derivative securities.
------------------------------------------------ ---------------------------------------------------
Restricted securities: Privately placed          We may invest in privately placed securities
securities whose resale is restricted under      including those that are eligible for resale only
U.S. securities laws.                            among certain institutional buyers without
                                                 registration, commonly known as "Rule 144A
                                                 Securities."  Restricted securities that are
                                                 determined to be illiquid may not exceed the
                                                 Fund's 15% limit on illiquid securities.
------------------------------------------------ ---------------------------------------------------
Interest rate swap, index swap and credit        We may use interest rate swaps to adjust the
default swap agreements: In an interest rate     Fund's sensitivity to interest rates or to hedge
swap, a fund receives payments from another      against changes in interest rates. Index swaps
party based on a variable or floating interest   may be used to gain exposure to markets that the
rate, in return for making payments based on a   Fund invests in, such as the corporate bond
fixed interest rate. An interest rate swap can   market. We may also use index swaps as a
also work in reverse with a fund receiving       substitute for futures or options contracts if
payments based on a fixed interest rate and      such contracts are not directly available to the
making payments based on a variable or           Fund on favorable terms. We may enter into credit
floating interest rate. In an index swap, a      default swaps in order to hedge against a credit
fund receives gains or incurs losses based on    event, to enhance total return or to gain
the total return of a specified index, in        exposure to certain securities or markets.
exchange for making interest payments to
another party. An index swap can also work in
reverse with a fund receiving interest
payments from another party in exchange for
movements in the total return of a specified
index. In a credit default swap, a fund may
transfer the financial risk of a credit event
occurring (a bond default, bankruptcy,
restructuring, etc.) on a particular security
or basket of securities to another party by
paying that party a periodic premium;
likewise, a fund may assume the financial risk
of a credit event occurring on a particular
security or basket of securities in exchange
for receiving premium payments from another
party. Interest rate swaps, index swaps and
credit default swaps may be considered to be
illiquid.
------------------------------------------------ ---------------------------------------------------
Illiquid securities: Securities that do not      We may invest up to 15% of the Fund's net assets
have a ready market, and cannot be easily sold   in illiquid securities.
within seven days at approximately the price
that a fund has valued them.
------------------------------------------------ ---------------------------------------------------

                                                                               7

Please  see  the  Statement  of  Additional  Information  (SAI)  for  additional descriptions of the securities listed in the table above.

Borrowing from banks
The Fund may borrow money from banks as a temporary measure for extraordinary or emergency  purposes or to facilitate  redemptions.  The Fund will be required to pay  interest  to the  lending  banks  on the  amounts  borrowed.  As a  result, borrowing  money could  result in the Fund being  unable to meet its  investment objective.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Temporary defensive positions
In  response  to  unfavorable  market  conditions,  the Fund may make  temporary investments in cash or cash equivalents. These investments may not be consistent with the Fund's  investment  objective.  To the extent  that the Fund holds such instruments, it may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Fund's annual  portfolio  turnover will exceed than 100%, and may be  considerably  in excess of 100%. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio  turnover in any year may increase  brokerage  commissions paid and could generate taxes for shareholders on realized investment gains.

8

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

------------------------------------------------ --------------------------------------------------
                     Risks                                 How we strive to manage them
------------------------------------------------ --------------------------------------------------
Interest rate risk is the risk that securities   Interest rate risk is the most significant risk
will decrease in value if interest rates         for this Fund.  In striving to manage this risk,
rise.  The risk is greater for bonds with        we monitor economic conditions and the interest
longer maturities than for those with shorter    rate environment and may adjust the Fund's
maturities.                                      duration or average maturity as a defensive
                                                 measure against interest rate risk.
Inflation protected debt securities tend to
react to changes in real interest rates. Real    We will not invest in swaps with maturities of
interest rates represent nominal (stated)        more than two years.  Each business day we will
interest rates adjusted by the expected impact   calculate the amount the Fund must pay for swaps
of inflation. In general, the price of an        it holds and will segregate enough cash or other
inflation protected debt security can fall       liquid securities to cover that amount.
when real interest rates rise, and can rise
when real interest rates fall. Interest          We will seek to maintain the Fund's interest
payments on inflation protected debt             rate sensitivity at a level approximating that
securities can be unpredictable and will vary    of the Lehman Brothers U.S. TIPS Index.
as the principal and/or interest is adjusted
for inflation.

Swaps may be particularly sensitive to
interest rate changes.  Depending on the
actual movements of interest rates and how
well the portfolio manager anticipates them, a
fund could experience a higher or lower return
than anticipated.
------------------------------------------------ --------------------------------------------------
Market risk is the risk that all or a majority   We maintain a long-term investment approach and
of the securities in a certain market - like     focus on high-quality individual bonds that we
the stock or bond market - will decline in       believe can provide a steady stream of income
value because of factors such as economic        regardless of interim fluctuations in the bond
conditions, future expectations or investor      market. We generally do not buy and sell
confidence.                                      securities for short-term purposes.

Index swaps are subject to the same market       In evaluating the use of an index swap, we
risks as the investment market or sector that    carefully consider how market changes could
the index represents. Depending on the actual    affect the swap and how that compares to us
movements of the index and how well the          investing directly in the market the swap is
portfolio manager forecasts those movements, a   intended to represent.
fund could experience a higher or lower return
than anticipated.
------------------------------------------------ --------------------------------------------------
Credit risk is the possibility that a bond's     As most inflation protected securities are
issuer (or an entity that insures the bond)      issued by the U.S. Treasury, a focus on U.S.
will be unable to make timely payments of        Treasury securities and other securities that
interest and principal.                          are backed by the U.S. government may minimize
                                                 the possibility that any of the securities in
                                                 our portfolio will not pay interest or
                                                 principal.  U.S. government securities are
                                                 generally considered to be of the highest
                                                 quality.

                                                 When selecting non-government securities and the
                                                 dealers with whom we execute interest rate
                                                 swaps, we focus on those with high-quality
                                                 ratings and do careful credit analysis before
                                                 investing.
------------------------------------------------ ---------------------------------------------------

                                                                               9

------------------------------------------------ --------------------------------------------------
                     Risks                                 How we strive to manage them
------------------------------------------------ --------------------------------------------------
Liquidity risk is the possibility that           We limit the percentage of the portfolio that
securities cannot be readily sold, within        can be invested in illiquid securities to no
seven days, at approximately the price at        more than 10% of the Fund's net assets.
which a fund values them.
                                                 U.S. Treasuries and other U.S. Government debt
                                                 securities are typically the most liquid
                                                 securities available. Therefore, liquidity risk
                                                 may not be a significant risk for this Fund.

                                                 Swap agreements will be treated as illiquid
                                                 securities, but most swap dealers will be
                                                 willing to repurchase interest rate swaps within
                                                 seven days.
------------------------------------------------ --------------------------------------------------
Prepayment risk is the risk that the principal   Homeowners or others who have mortgages are more
on a bond that a fund owns will be prepaid       likely to prepay them when interest rates are
prior to maturity at a time when interest        relatively low.  In order to manage this risk,
rates are lower than what that bond was          when interest rates are low or when we
paying. The Fund would then have to reinvest     anticipate that rates will be declining, we look
that money at a lower interest rate.             for mortgage securities that we believe are less
                                                 likely to be prepaid, such as those that have
                                                 interest rates lower than current rates or have
                                                 low remaining loan balances.
------------------------------------------------ --------------------------------------------------
Non-diversified funds: Non-diversified funds     The Fund will not be diversified under the
have the flexibility to invest as much as 50%    Investment Company Act of 1940.  Although the
of their assets in as few as two issuers         Fund may invest a significant portion of its
provided no single issuer accounts for more      assets in a particular industry and related
than 25% of the portfolio.  The remaining 50%    industries, it generally will not be heavily
of the portfolio must be diversified so that     invested in any single issuer.
no more than 5% of the fund's assets is
invested in the securities of a single
issuer.  When a fund invests its assets in
fewer issuers, the value of fund shares may
increase or decrease more rapidly than if the
fund were fully diversified.  If a fund were
to invest a large portion of its assets in a
single issuer, the fund could be significantly
affected if that issuer was unable to satisfy
its financial obligations.
------------------------------------------------ --------------------------------------------------
Derivatives risk is the possibility that a       We will use derivatives for defensive purposes,
fund may experience a significant loss if it     such as to protect gains or hedge against
employs a derivatives strategy (including a      potential losses in the portfolio without
strategy involving swaps such as interest rate   actually selling a security, to neutralize the
swaps, index swaps and credit default swaps)     impact of interest rate changes, to affect
related to a security or a securities index      diversification or to earn additional income.
and that security or index moves in the          We will not use derivatives for reasons
opposite direction from what the portfolio       inconsistent with our investment objectives.
management team had anticipated. Another risk
of derivative transactions is the
creditworthiness of the counterparty because
the transaction depends on the willingness and
ability of the counterparty to fulfill its
contractual obligations. Derivatives also
involve additional expenses, which could
reduce any benefit or increase any loss to a
fund from using the strategy.
------------------------------------------------ --------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

10

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its  services to the Fund,  the Manager was paid an  aggregate  fee,  net of waivers, of 0.00% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended July 31, 2006.

Portfolio manager
Stephen R. Cianci has primary responsibility for making day-to-day decisions for the Fund.

Stephen R. Cianci, CFA, Senior Vice  President/Senior  Portfolio Manager,  began his  career at  Delaware  Investments  in 1992 as an  investment-grade  research analyst.  Today,  he is a  senior  member  of the  firm's  Core  and  Core  Plus investment  teams,  as  well as a  mortgage-backed  and  asset-backed  portfolio manager.  Mr.  Cianci  is  also  the  lead  portfolio  manager  for  the  firm's
Intermediate, Limited-Term, and Inflation Protected Bond teams. He is an adjunct professor  of finance and a member of the Business  Advisory  Council at Widener
University,  where he also  graduated with  finance-oriented  bachelor's and MBA degrees.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund shares.

Manager of managers structure
The Fund and the  Manager  have  received  an  exemptive  order  from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and terminate  sub-advisory agreements on behalf of the Fund without  shareholder  approval (the "Manager of
Managers  Structure").  The  Manager  of  Managers  Structure  was  approved  by shareholders  at a meeting held on March 23, 2005 (or as  adjourned).  Under the
Manager of Managers Structure, the Manager has ultimate responsibility,  subject to oversight by the Fund's Board,  for  overseeing the Fund's  sub-advisors  and recommending  to the Board their hiring,  termination  or  replacement.  The SEC order does not apply to any sub-advisor  that is affiliated with the Fund or the
Manager.  While the  Manager  does not  currently  expect to use the  Manager of
Managers  Structure  with  respect to the Fund,  the Manager may, in the future, recommend  to the Fund's  Board the  establishment  of the  Manager of  Managers
Structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                                                              11

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    Mellon Bank, N.A.
2005 Market Street                                                                             One Mellon Center
Philadelphia, PA 19103-7094                                     The Fund                       Pittsburgh, PA 15258

                                   Distributor                               Service agent
                                   Delaware Distributors, L.P.               Delaware Service Company, Inc.
                                   2005 Market Street                        2005 Market Street
                                   Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
Portfolio managers
(see page 11 for details)
                                                         Financial advisors

                                                            Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and
disburse   dividends  and  capital  gains,  and  prepare  and  mail  shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the Distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

12

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 4.50% that you pay when you buy the shares.
o    If you  invest  $100,000  or more,  your  front-end  sales  charge  will be reduced.
o    You may qualify for other  reductions in sales  charges and,  under certain circumstances,  the sales  charge may be waived;  as  described  in "How to reduce your sales charge" below.
o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.25% of average  daily net  assets,  which is lower than the 12b-1 fee for
     Class B and Class C shares.  See  "Dealer  compensation"  below for further information.
o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current net asset value, the percentage rate of sales charge and rounding.

------------------------------ ----------------------------------- -------------------------------
                                                                    Sales charge as % of net
      Amount of purchase       Sales charge as % of offering price       amount invested
------------------------------ ----------------------------------- -------------------------------
      Less than $100,000                      4.50%                            5.13%
------------------------------ ----------------------------------- -------------------------------
  $100,000 but under $250,000                 3.50%                            4.00%
------------------------------ ----------------------------------- -------------------------------
  $250,000 but under $500,000                 2.50%                            3.00%
------------------------------ ----------------------------------- -------------------------------
 $500,000 but under $1 million                2.00%                            2.44%
------------------------------ ----------------------------------- -------------------------------
      $1 million or more          None (Limited CDSC may apply)*   None (Limited CDSC may apply)*
------------------------------ ----------------------------------- -------------------------------

* There is no  front-end  sales  charge when you  purchase $1 million or more of
Class A shares. However, if the Fund's Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 1.00%
if you redeem these shares  within the first year after your  purchase and 0.50%
if you  redeem  them  within the second  year,  unless a specific  waiver of the charge  applies.  The Limited CDSC will be paid to the  Distributor  and will be assessed  on an amount  equal to the lesser  of: (1) the net asset  value at the time of  purchase  of the Class A shares  being  redeemed;  or (2) the net asset value of such Class A shares at the time of  redemption.  For  purposes  of this formula,  the "net asset  value at the time of  purchase"  will be the net asset value at purchase of the Class A shares even if those shares are later exchanged for  shares  of  another  Delaware  Investments(R)Fund  and,  in the event of an exchange  of Class A shares,  the "net asset value of such shares at the time of redemption"  will be the net asset value of the shares acquired in the exchange.
In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the  longest  period of time.  See  "Dealer  compensation"  below for a description of the dealer commission that is paid.

                                                                              13

CLASS B
o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.00%  during the second year,  2.25%
     during the third  year,  1.50%  during the  fourth and fifth  years,  1.00%
     during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges-- Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a 12b-1  fee of no  more  than  0.25%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time.

14

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount equal to the lesser of the net asset value at the time the shares being  redeemed were  purchased or the net asset value of those shares at the time of redemption.  No contingent  deferred sales charge will be imposed on increases  in net asset  value  above the  initial  purchase  price,  nor will a contingent  deferred sales charge be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at  purchase of Class B shares or Class C shares of a Fund,  even if
those   shares   are   later   exchanged   for   shares  of   another   Delaware
Investments(R)Fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of  redemption"  will be the net asset value of the shares that were acquired in the exchange.

                                                                              15

Dealer compensation
The  financial  advisor  that  sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

---------------------------------------------- ----------------- ---------------- ----------------
                                                  Class A(1)       Class B(2)       Class C(3)
---------------------------------------------- ----------------- ---------------- ----------------
Commission (%)                                       ---              4.00%            1.00%
---------------------------------------------- ----------------- ---------------- ----------------
Investment less than $100,000                       4.00%              ---              ---
---------------------------------------------- ----------------- ---------------- ----------------
$100,000 but less than $250,000                     3.00%              ---              ---
---------------------------------------------- ----------------- ---------------- ----------------
$250,000 but less than $500,000                     2.00%              ---              ---
---------------------------------------------- ----------------- ---------------- ----------------
$500,000 but less than $1,000,000                   1.60%              ---              ---
---------------------------------------------- ----------------- ---------------- ----------------
$1,000,000 but less than $5,000,000                 1.00%              ---              ---
---------------------------------------------- ----------------- ---------------- ----------------
$5,000,000 but less than $25,000,000                0.50%              ---              ---
---------------------------------------------- ----------------- ---------------- ----------------
$25,000,000 or more                                 0.25%              ---              ---
---------------------------------------------- ----------------- ---------------- ----------------
12b-1 Fee to Dealer                                 0.25%             0.25%            1.00%
---------------------------------------------- ----------------- ---------------- ----------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you  invested.  Your  securities  dealer is eligible to receive up to 0.25%
     12b-1 fee applicable to Class A shares, however, a waiver may be in effect.
     See "What are the Fund's fees and expenses" above for more information.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to  receive a 12b-1  fee of up to 0.25%  from the date of  purchase.  After approximately eight years, Class B shares automatically  convert into Class
     A shares and  dealers  may then be  eligible to receive the 0.25% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  ("Financial  Intermediaries")  in  connection  with  the sale or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons and customers ("distribution assistance"). The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value or the price of the Fund's shares.

For more information, please see the Fund's SAI.

16

How to reduce your sales charge

We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R)Funds holdings in any other account,  including retirement accounts, held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

--------------------------- --------------------------------------- ----------------------------------------------------------------
                                                                                               Share class
--------------------------- --------------------------------------- ---------------------- ---------------------- ------------------
Program                     How it works                                      A                     B                      C
--------------------------- --------------------------------------- ---------------------- ---------------------- ------------------
Letter of Intent            Through a Letter of Intent you agree              X            Although the Letter of Intent and Rights
                            to invest a certain amount in                                  of Accumulation do not apply to the
                            Delaware Investments(R)Funds (except                           purchase of Class B and Class C shares,
                            money market funds with no sales                               you can combine your purchase of Class A
                            charge) over a 13-month period to                              shares with your purchase of Class B and
                            qualify for reduced front-end sales                            Class C shares to fulfill your Letter of
                            charges.                                                       Intent or qualify for Rights of
                                                                                           Accumulation.
--------------------------- --------------------------------------- ---------------------- ---------------------- ------------------
Rights of Accumulation      You can combine your holdings or                  X
                            purchases of all Delaware
                            Investments(R)Funds (except money
                            market funds with no sales charge) as
                            well as the holdings and purchases of
                            your spouse and children under 21 to
                            qualify for reduced front-end sales
                            charges.
--------------------------- --------------------------------------- ---------------------- ---------------------- ------------------
Reinvestment of Redeemed    Up to 12 months after you redeem        For Class A, you       For Class B, your      Not available.
Shares                      shares, you can reinvest the proceeds   will not have to pay   account will be
                            without paying a sales charge as        an additional          credited with the
                            noted to the right.                     front-end sales        contingent deferred
                                                                    charge.                sales charge you
                                                                                           previously paid on
                                                                                           the amount you are
                                                                                           reinvesting. Your
                                                                                           schedule for
                                                                                           contingent deferred
                                                                                           sales charges and
                                                                                           conversion to Class
                                                                                           A will not start
                                                                                           over again; it will
                                                                                           pick up from the
                                                                                           point at which you
                                                                                           redeemed your shares.
--------------------------- --------------------------------------- ---------------------- -----------------------------------------
SIMPLE IRA, SEP IRA,        These investment plans may qualify                X            There is no reduction in sales charges
SAR/SEP, Profit Sharing,    for reduced sales charges by                                   for Class B or Class C shares for group
Pension, 401(k), SIMPLE     combining the purchases of all                                 purchases by retirement plans.
401(k), 403(b)(7), and      members of the group. Members of
457 Retirement Plans        these groups may also qualify to
                            purchase shares without a front-end
                            sales charge and may qualify for a
                            waiver of any contingent deferred
                            sales charges on Class A shares.
--------------------------- --------------------------------------- ---------------------- -----------------------------------------

                                                                              17

Buying Class A shares at Net Asset Value

Class A  shares  of the Fund may be  purchased  at net  asset  value  under  the following  circumstances,  provided that you notify the Fund in advance that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by (i)  current  and  former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments(R)Fund,  the Manager or any of its
     current affiliates and those that may in the future be created;  (ii) legal
     counsel  to  the  Delaware   Investments(R)Funds;   and  (iii)   registered
     representatives  and  employees  of  broker/dealers  who have  entered into dealer's  agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware  Investments(R)Fund may exchange into
     Class A shares of another Delaware Investments(R)Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of Delaware Investments(R)Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of the Manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee-based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV Agreement  with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

18

Waivers of Contingent Deferred Sales Charges

--------------------------------------------------------- ------------------------- ------------------------- ----------------------
                                                                                          Share Class
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
          Category                                                   A*                        B                          C
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions in accordance with a Systematic Withdrawal               X                         X                          X
Plan, provided the annual amount selected to be
withdrawn under the Plan does not exceed 12% of the
value of the account on the date that the Systematic
Withdrawal Plan was established or modified.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions that result from the Fund's right to                     X                         X                          X
liquidate a shareholder's account if the aggregate net
asset value of the shares held in the account is less
than the then-effective minimum account size.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Distributions to participants or beneficiaries from a                X                   Not available.            Not available.
retirement plan qualified under section 401(a) of the
Internal Revenue Code of 1986, as amended (the "Code").
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions pursuant to the direction of a participant               X                   Not available.            Not available.
or beneficiary of a retirement plan qualified under
section 401(a) of the Code with respect to that
retirement plan.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Periodic distributions from an individual retirement                 X                         X                          X
account (i.e., IRA, ROTH IRA, Coverdell IRA, SIMPLE
IRA, SAR/SEP or SEP/IRA) or a qualified plan**
(403(b)(7) plan, 457 Deferred Compensation Plan, Profit
Sharing Plan, Money Purchase Plan or 401(k) Defined
Contribution Plan) not subject to a penalty under
Section 72(t)(2)(A) of the Code or a hardship or
unforeseen emergency provision in the qualified plan as
described in Treas. Reg.ss.1.401(k)-1(d)(2) and Section
457(d)(3) of the Code.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Returns of Excess Contributions due to any regulatory                X                         X                          X
limit from an individual retirement account (i.e., IRA,
ROTH IRA, Coverdell IRA, SIMPLE IRA, SAR/SEP or
SEP/IRA) or a qualified plan (403(b)(7) plan, 457
Deferred Compensation Plan, Profit Sharing Plan, Money
Purchase Plan or 401(k) Defined Contribution Plan).
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Distributions by other employee benefit plans to pay                 X                   Not available.            Not available.
benefits.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Systematic withdrawals from a retirement account or                  X                         X                          X
qualified plan that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of the Code or a
hardship or unforeseen emergency provision in the
qualified plan** as described in Treas. Reg.
ss.1.401(k)-1(d)(2) and Section 457(d)(3) of the Code.
The systematic withdrawal may be pursuant to Delaware
Investments(R)Funds' Systematic Withdrawal Plan or a
systematic withdrawal permitted by the Code.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Distributions from an account of a redemption resulting              X                         X                          X
from the death or disability (as defined in Section
72(t)(2)(A) of the Code) of a registered owner or a
registered joint owner occurring after the purchase of
the shares being redeemed.  In the case of accounts
established under the Uniform Gifts to Minors Act or
Uniform Transfers to Minors Act or trust accounts, the
waiver applies upon the death of all beneficial owners.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions by certain legacy retirement assets that                 X                   Not available.                   X
meet the requirements set forth in the SAI.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------

                                                                              19

--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions by the classes of shareholders who are                   X                   Not available.            Not available.
permitted to purchase shares at net asset value,
regardless of the size of the purchase.  See "Buying
Class A shares at Net Asset Value" above.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments Web site at  www.delawareinvestments.com.  Additional information on sales charges can be found in the SAI.

20

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City, MO 64105
for  investments  by  overnight  courier  service.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 89000403748. Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other  Delaware  Investments(R)Funds.  Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of only $25, if you are buying shares in an IRA or Roth IRA,  under the  Uniform  Gifts to Minors Act or the  Uniform  Transfers  to Minors  Act, or
through  an  Automatic  Investing  Plan.  The  minimum  initial  purchase  for a
Coverdell Education Savings Account (ESA) (formerly an "Education IRA") is $500.
The minimums vary for retirement  plans other than IRAs,  Roth IRAs or Coverdell
Education Savings Accounts.

                                                                              21

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another member of your household,  we send your household one copy of the Fund's prospectus and annual and semiannual  reports to that address  unless you opt  otherwise.  This will help us reduce the printing and mailing expenses  associated with the Fund.
We will continue to send one copy of each of these  documents to your  household until you notify us that you wish to receive individual  materials.  If you wish to receive individual  materials,  please call our Shareholder Service Center at
800 523-1918 or your  financial  advisor.  We will begin sending you  individual copies of these documents 30 days after receiving your request.

22

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City, MO 64105
for  redemptions by overnight  courier  service.  All owners of the account must sign the request, and for redemptions of more than $100,000,  you must include a signature guarantee for each owner.  Signature guarantees are also required when redemption  proceeds are going to an address other than the address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares  through  Delaphone,  our automated  telephone  service or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                                                              23

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account  minimum of $1,000 ($250 for IRAs,  Roth IRAs or Uniform Gifts to Minors
Act or Uniform  Transfers  to Minors Act  accounts  or accounts  with  automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more  consecutive  months,  you will have until the end of the current  calendar quarter  to raise the  balance  to the  minimum.  If your  account is not at the minimum by the required  time,  you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account  does not reach the minimum  balance,  the Fund may redeem your  account after 60 days' written notice to you.

24

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via U.S. mail.  When you sign up for  eDelivery,  you can access your account  statements,  shareholder  reports and other fund materials online, in a secure internet environment, at any time, from anywhere.

Online Account Access
Online Account Access is a  password-protected  area of the Delaware Investments
Web site that gives you  access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R)Funds.  Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)Fund.   The  shares  that  you   purchase   through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments(R)Fund  without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.  We may refuse the purchase side of any exchange  request,  if, in the
Manager's judgment, the Fund would be unable to invest effectively in accordance with its  investment  objective and policies or would  otherwise  potentially be adversely affected.

                                                                              25

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer  of $25 and a maximum  transfer  of  $50,000  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A shares and the  contingent  deferred  sales charge for Class B and C shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be  subject to the  applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

26

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Fund's shareholders. While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading activity will be completely eliminated.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

                                                                              27

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and Distributions.  The Fund has elected and qualified, and intends to continue  to  qualify,  to be treated as a regulated  investment  company  under
Subchapter M of the Internal  Revenue Code. As a regulated  investment  company, the Fund  generally  pays no  federal  income  tax on the  income  and  gains it distributes to you. The Fund expects to declare  dividends and distribute all of its net investment  income,  if any, to shareholders as dividends  monthly.  The
Fund will also distribute  capital gains, if any, at least annually.  The amount of any  distribution  will  vary,  and there is no  guarantee  the Fund will pay either an income  dividend  or a capital  gain  distribution.  We  automatically reinvest  all  dividends  and any  capital  gains,  unless  you  direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. Because the Fund invests primarily in debt obligations, it is anticipated  that  either  none or only a nominal  amount of the  Fund's  income dividends will be qualified  dividend income eligible for taxation by individual shareholders at long-term capital gain rates.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

28

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains,  and could also increase  transaction  costs or portfolio  turnover.  The
Manager  will  monitor  transactions  by the funds of funds and will  attempt to minimize any adverse effects on both the Fund and the funds of funds as a result of these transactions.

                                                                              29

Financial highlights
The financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Inflation Protected Bond Fund               Class A
                                                 Year   12/1/2004(1)
                                                ended          To
                                              7/31/06     7/31/05

Net asset value, beginning of period           $9.920     $10.000

Income (loss) from investment operations:
Net investment income(2)                        0.576       0.332
Net realized and unrealized loss on
 investments and foreign currencies            (0.408)     (0.075)
                                            ---------  ----------
Total from investment operations                0.168       0.257
                                            ---------  ----------
Less dividends and distributions from:
Net investment income                          (0.531)     (0.337)
Net realized gain on investments               (0.017)      -----
                                            ---------  ----------
Total dividends and distributions              (0.548)     (0.337)
                                            ---------  ----------
Net asset value, end of period                 $9.540      $9.920
                                            =========  ==========
Total return(3)                                  1.75%       2.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)        $4,276      $2,676
Ratio of expenses to average net assets          0.75%       0.61%
Ratio of expenses to average net assets
 prior to expense limitation and expenses
 paid indirectly                                 1.24%       3.51%(4))
Ratio of net investment income to average
 net assets                                      5.96%       4.95%
Ratio of net investment income to average
 net assets prior to expense limitation
 and expenses paid indirectly                    5.47%       2.05%(4))
Portfolio turnover                                294%        360%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the Manager and  Distributor,  as applicable.  Performance  would have been lower had the expense  limitation  not been in effect.

(4)  Includes 0.02% of expenses paid indirectly.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

30

Delaware Inflation Protected Bond Fund             Class B                Class C
                                                Year  12/1/2004(1)     Year   12/1/2004(1)
                                               ended         To       ended          To
                                             7/31/06    7/31/05     7/31/06     7/31/05

Net asset value, beginning of period          $9.920    $10.000      $9.920     $10.000

Income (loss) from investment operations:
Net investment income(2)                       0.503      0.313       0.504       0.314
Net realized and unrealized loss on
 investments and foreign currencies           (0.410)    (0.074)     (0.411)     (0.075)
                                            --------  ---------  ----------  ----------
Total from investment operations               0.093      0.239       0.093       0.239
                                            --------  ---------  ----------  ----------
Less dividends and distributions from:
Net investment income                         (0.456)    (0.319)     (0.456)     (0.319)
Net realized gain on investments              (0.017)      ----      (0.017)       ----
                                            --------  ---------  ----------  ----------
Total dividends and distributions             (0.473)    (0.319)     (0.473)     (0.319)
                                            --------  ---------  ----------  ----------
Net asset value, end of period                $9.540     $9.920      $9.540      $9.920
                                            ========  =========  ==========  ==========
Total return(3)                                 0.97%      2.37%       0.97%       2.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)       $1,381       $544      $1,622        $530
Ratio of expenses to average net assets         1.50%      0.88%       1.50%       0.87%
Ratio of expenses to average net assets
 prior to expense limitation and expenses
 paid indirectly                                1.99%      4.25%(4)    1.99%       4.25%(4)
Ratio of net investment income to average
 net assets                                     5.21%      4.68%       5.21%       4.69%
Ratio of net investment income to average
 net assets prior to expense limitation
 and expenses paid indirectly                   4.72%      1.31%(4)    4.72%       1.31%(4)
Portfolio turnover                               294%       360%        294%        360%

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                                                              31

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings

Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years.  An  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

32

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Inflation-indexed securities
Bonds  issued by the U.S.  government,  government  agencies,  corporations,  or foreign  governments  whose  principal  and interest  payments,  unlike those of conventional bonds, are adjusted over time to reflect inflation.

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Lehman Brothers U.S. Treasury Inflation Protected Securities Index
An index composed of inflation-indexed securities issued by the U.S. Treasury.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

                                                                              33

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc.  (Moody's),  Standard  &  Poor's  (S&P),  a  division  of  the  McGraw-Hill
Companies, Inc. and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

34

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Treasury bills
Securities issued by the U.S. Treasury with maturities of one year or less.

Treasury bonds
Securities issued by the U.S. Treasury with maturities of 10 years or longer.

Treasury notes
Securities issued by the U.S. Treasury with maturities of one to 10 years.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

Yield
Income  (interest  or  dividends)  earned  by  an  investment,  expressed  as  a percentage of the investment's price.

35

          Additional  information  about the Fund's  investments is available in the Fund's  annual and  semiannual  reports  to  shareholders.  In the
          Fund's shareholder  reports,  you will find a discussion of the market conditions and investment  strategies that significantly  affected the
          Fund's  performance  during the period covered by the report.  You can find more detailed information about the Fund in the current Statement of Additional  Information (SAI),  which we have filed  electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus (it is  incorporated  by reference).  If you want a free copy of the SAI, the annual or  semiannual  report,  or if you have any questions  about  investing in the Fund, you can write to us at  2005  Market  Street,  Philadelphia,  PA  19103-7094,  or  call toll-free  800  523-1918.  The Fund's  SAI and  annual and  semiannual reports to shareholders  are also available,  free of charge,  through the Fund's  internet Web site  (www.delawareinvestments.com).  You may also obtain additional  information about the Fund from your financial advisor.

          You can find reports and other information about the Fund on the EDGAR database on the SEC web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the
          SEC  at  publicinfo@sec.gov  or by  writing  to the  Public  Reference
          Section of the SEC, Washington, D.C. 20549-0102. Information about the
          Fund,  including  its SAI,  can be  reviewed  and  copied at the SEC's
          Public  Reference Room in Washington,  D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

36

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Contact information

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800 523-1918

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Delaware Inflation Protected Bond Fund Symbols

                                      CUSIP             NASDAQ

Class A                               246094882         DIPAX
Class B                               246094874         DIPBX
Class C                               246094866         DIPCX

 Investment Company Act file number: 811-04304

PR-556 [7/06] CGI 11/06                                                  PO11332

FIXED INCOME

Prospectus        NOVEMBER 28, 2006

                           DELAWARE INFLATION PROTECTED BOND FUND
                           INSTITUTIONAL CLASS

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

                                         [DELAWARE INVESTMENTS LOGO]

Fund profile                                            page   2
Delaware Inflation Protected Bond Fund                         2

How we manage the Fund                                  page   5
Our investment strategies                                      5
The securities we typically invest in                          6
The risks of investing in the Fund                             9
Disclosure of portfolio holdings information                  10

Who manages the Fund                                    page  11
Investment manager                                            11
Portfolio manager                                             11
Who's who?                                                    12

About your account                                      page  13
Investing in the Fund                                         13
Payments to intermediaries                                    13
How to buy shares                                             14
Fair valuation                                                15
Document delivery                                             15
How to redeem shares                                          15
Account minimum                                               16
Exchanges                                                     16
Frequent trading of Fund shares                               16
Dividends, distributions and taxes                            18
Certain management considerations                             19

Financial highlights                                    page  20

Glossary                                                page  22

Additional information                                  page  25

                                                                               1

Profile: Delaware Inflation Protected Bond Fund

What is the Fund's goal?

Delaware Inflation Protected Bond Fund seeks to provide inflation protection and current  income.  Although  the Fund will strive to meet its goals,  there is no assurance that it will.

What are the Fund's main investment strategies?
Under normal circumstances,  the Fund will invest at least 80% of its net assets in  inflation-indexed  bonds  issued by the U.S.  government,  its  agencies  or instrumentalities and corporations.  This policy is not a fundamental policy and can be changed without  shareholder  approval.  However,  shareholders  would be given notice at least 60 days prior to any change in this  policy.  We will seek to maintain the Fund's interest rate sensitivity at a level  approximating  that of the Lehman Brothers U.S. Treasury  Inflation  Protected  Securities  ("TIPS")
Index.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be  affected by changes in bond prices, particularly as a result of changes in interest rates. The Fund may also  experience  portfolio  turnover in excess of 100%,  which could  result in higher transaction costs and tax liability for investors.

The Fund is considered to be "non-diversified"  under federal laws that regulate mutual  funds.  That  means  the Fund may  allocate  more of its net  assets  to investments in a single security than a "diversified" fund. Thus, all else being equal,  adverse  effects on a single security may affect a larger portion of the
Fund's overall assets and subject the Fund to greater risks.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 9.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund

o    Investors with medium- or long-range goals.
o    Investors seeking a real rate of return from their investments.
o    Investors  seeking a bond  investment to help balance their  investments in stocks or more aggressive securities.
o    Investors who want protection against inflation.

Who should not invest in the Fund

o    Investors with very short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors seeking long-term growth of capital.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

2

How has the Delaware Inflation Protected Bond Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show the annual return for the Fund's  Institutional  Class shares over the  past  calendar  year,  as  well  as  the  average  annual  returns  of  the
Institutional  Class shares for one-year and lifetime  periods.  Prior to May 1,
2005, the Fund had not engaged in a broad distribution  effort of its shares and had been subject to limited  redemption  requests.  The Fund's past  performance
(before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect expense caps in effect during these periods.
The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information about expense caps.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

------------
2005
------------
2.65%
------------

As of September 30, 2006, the Fund's  Institutional  Class shares had a calendar year-to-date  return of 1.92%. During the periods illustrated in this bar chart, the  Institutional  Class'  highest  quarterly  return was 2.73% for the quarter ended June 30, 2005 and its lowest  quarterly  return was -0.23% for the quarter ended March 31, 2005.

Average annual returns for periods ending 12/31/05

------------------------------------------------------------- ------------ --------------
Return before taxes                                                1 year     Lifetime**
------------------------------------------------------------- ------------ --------------
                                                                    2.65%          4.26%
------------------------------------------------------------- ------------ --------------
Return after taxes on distributions                                 0.59%          2.12%
------------------------------------------------------------- ------------ --------------
Return after taxes on distributions and sale of Fund shares         1.71%          2.40%
------------------------------------------------------------- ------------ --------------
Lehman Brothers U.S. TIPS Index* (reflects no deduction
for fees, expenses or taxes)                                        2.84%          2.84%
or taxes)
------------------------------------------------------------- ------------ --------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
U.S.  TIPS Index,  which is an index  composed of  inflation-indexed  securities issued by the U.S.  Treasury.  You should  remember  that,  unlike the Fund, the index is  unmanaged  and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local  taxes.
The  after-tax  rate used is based on the  current tax  characterization  of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different  than the final tax  characterization  of such  elements.  Past performance, both before and after taxes, is not a guarantee of future results.

*    The Lehman  Brothers  U.S.  TIPS Index  returns are for the lifetime of the
     Fund.  The index  reports  returns on a monthly basis as of the last day of the month.

**   Lifetime  returns are shown if the Fund or Class  existed for less than ten years.  The inception date for the  Institutional  Class shares of the Fund was December 1, 2004.

                                                                               3

What are the Fund's fees and expenses?

----------------------------------------------- -------------------------------------- -------------
You do not pay sales charges directly from      Maximum sales charge (load) imposed     none
your investments when you buy or sell shares    on purchases as a percentage of
of the Institutional Class.                     offering price
                                                -------------------------------------- -------------
                                                Maximum contingent deferred sales       none
                                                charge (load) as a percentage of
                                                original purchase price or
                                                redemption price, whichever is lower
                                                -------------------------------------- -------------
                                                Maximum sales charge (load) imposed     none
                                                on reinvested dividends
                                                -------------------------------------- -------------
                                                Redemption fees                         none
                                                -------------------------------------- -------------
                                                Exchange fees(1)                        none
----------------------------------------------- -------------------------------------- -------------

----------------------------------------------- -------------------------------------- -------------
Annual fund operating expenses are deducted     Management fees(2)                      0.45%
from the Fund's assets.                         -------------------------------------- -------------
                                                Distribution and service (12b-1) fees   none
                                                -------------------------------------- -------------
                                                Other expenses                          0.54%
                                                -------------------------------------- -------------
                                                Total annual fund operating expenses    0.99%
                                                -------------------------------------- -------------
                                                Fee waivers and payments               (0.49%)
                                                -------------------------------------- -------------
                                                Net expenses                            0.50%
----------------------------------------------- -------------------------------------- -------------

----------------------------------------------  --------------------------------------- -------------
This example is intended to help you compare    1 year                                           $51
the cost of investing in the Fund to the        --------------------------------------- -------------
cost of investing in other mutual funds. We     3 years                                         $266
show the cumulative amount of Fund expenses     --------------------------------------- -------------
on a hypothetical investment of $10,000 with    5 years                                         $499
an annual 5% return over the time shown.(3)     --------------------------------------- -------------
This example reflects the net operating         10 years                                      $1,168
expenses with expense waivers for the           --------------------------------------- -------------
one-year contractual period and total
operating expenses without expense waivers
for years two through 10.  This is an
example only, and does not represent future
expenses, which may be greater or less than
those shown here.
---------------------------------------------- -----------------------------------------------------

(1)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R)Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The  Manager  has  contracted  to waive all or a portion of its  investment advisory fees and/or reimburse expenses through November 30, 2007, in order to prevent total annual fund operating  expenses  (excluding any 12b-1 plan expenses,  taxes,  interest,  brokerage fees,  certain  insurance costs and non-routine expenses or costs, including but not limited to, those relating to reorganizations,  litigation,  certain Trustee retirement plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate amount, 0.50% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund's Board and the Manager.

(3)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

4

How we manage the Fund

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best  investments  for the Fund.  Following are  descriptions  of how the portfolio  manager  pursues the Fund's  investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Under normal circumstances,  the Fund will invest at least 80% of its net assets in  inflation-indexed  bonds  issued by the U.S.  government,  its  agencies  or instrumentalities, and corporations. This policy is not a fundamental policy and can be changed without  shareholder  approval.  However,  shareholders  would be given  notice  at least 60 days  prior to any  change in this  policy.  The Fund invests in a mix of fixed-income securities.

In  selecting  bonds for the Fund,  the  portfolio  manager  conducts  a careful analysis of economic and market  conditions,  analyzing a security's  structural
features  and  current  price   relative  to  its  value,   short-term   trading
opportunities  resulting from market  inefficiencies,  and the credit quality of the issuer,  seeking to identify securities or market sectors that he thinks are the best investments for the Fund. The portfolio manager would then allocate the
Fund's assets in different market sectors  (government or corporate),  different issuers (domestic or foreign), and different maturities based on his view of the relative  value of each sector,  issuer or  maturity.  The  portfolio  manager's overall strategy is to select  securities that we believe have the potential for inflation protection and current income.

The weighted  average maturity of the Fund will typically be between five and 20 years. This is considered an intermediate-range maturity. By keeping the average maturity in this intermediate  range, we aim to reduce the Fund's sensitivity to changes in interest  rates.  When interest rates rise,  prices of bonds and bond funds generally decline and when interest rates decline,  prices generally rise.
We believe  intermediate-maturity  bonds  generally  offer us attractive  income potential with lower price fluctuations than longer-term bonds.

The Fund may also invest up to 10% of its net assets in  high-yield  securities, corporate  bonds rated BB or lower by S&P or similarly  rated by another  NRSRO.
The Fund may also invest up to 10% of its net assets in  securities  denominated in foreign  currencies and may invest up to 25% of its net assets in U.S. dollar denominated securities of foreign issuers.

While  management  believes that the Fund's  investment  objective would best be attained by investing in inflation-indexed  bonds issued by the U.S. government, its agencies or  instrumentalities  and  corporations,  the Fund also invests in other  securities  including,  but not limited to,  mortgage-  and  asset-backed securities,  commercial mortgage-backed securities,  options, futures contracts,
forward   contracts,   swap   agreements,   commodity  linked  notes,  and  loan
participations.

In addition,  the Fund is considered  non-diversified and could invest a greater portion of its assets in individual issuers than a diversified fund. As a result changes in a single security could cause greater fluctuation in share price than what would occur in a more diversified fund.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the objective without obtaining shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                                                               5

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

------------------------------------------------ --------------------------------------------------
                  Securities                                      How we use them
------------------------------------------------ --------------------------------------------------
Inflation protected debt securities:             Under normal circumstances, we will invest at
Securities whose principal and/or interest       least 80% of the Fund's net assets in
payments are adjusted for inflation, unlike      inflation protected debt securities issued by
traditional debt securities that make fixed      the U.S. government, its agencies or
principal and interest payments.                 instrumentalities, foreign governments and
                                                 corporations.
------------------------------------------------ --------------------------------------------------
Corporate bonds: Debt obligations issued by a    We may invest in corporate bonds if we believe
corporation.                                     they will help meet the Fund's objective.

Debt securities within the top rating
categories comprise what are known as
high-grade bonds and are regarded as having a
strong ability to pay principal and interest.
Securities in the fourth category are known as
medium-grade bonds and are regarded as having
an adequate capacity to pay principal and
interest but with greater vulnerability to
adverse economic conditions and speculative
characteristics.
------------------------------------------------ --------------------------------------------------
U.S. Government securities: Direct U.S.          We may invest in direct U.S. government
obligations including bills, notes, and bonds,   obligations; however, these securities will
as well as other debt securities issued by the   typically be a smaller percentage of the
U.S. Treasury and securities of U.S.             portfolio because they generally do not offer as
government agencies or instrumentalities.        high a level of current income as other
                                                 fixed-income securities we may invest in.
------------------------------------------------ --------------------------------------------------
Mortgage-backed securities: Fixed-income         We may invest in government-related
securities that represent pools of mortgages,    mortgage-backed securities and in privately
with investors receiving principal and           issued mortgage-backed securities if they are
interest payments as the underlying mortgage     100% collateralized at the time of issuance by
loans are paid back. Many are issued and         securities issued or guaranteed by the U.S.
guaranteed against default by the U.S.           government, its agencies or instrumentalities.
government or its agencies or                    These privately issued mortgage-backed
instrumentalities, such as the Federal Home      securities we invest in are either
Loan Mortgage Corporation, Federal National      collateralized mortgage obligations (CMOs) or
Mortgage Association and the Government          real estate mortgage investment conduits
National Mortgage Association. Others are        (REMICs).  We currently invest in these
issued by private financial institutions, with   government-backed privately issued CMOs and
some fully collateralized by certificates        REMICs only if they are rated in the two highest
issued or guaranteed by the U.S. government or   grades by a nationally recognized statistical
its agencies or instrumentalities.               rating organization (NRSRO) at the time of
                                                 purchase.

                                                 We may also invest in privately issued
                                                 mortgage-backed securities that are not
                                                 collateralized by U.S. government securities and
                                                 are not directly guaranteed by the U.S.
                                                 government in any way.  They are secured by the
                                                 underlying collateral of the private issuer.
                                                 These include CMOs, REMICs and commercial
                                                 mortgage-backed securities.  We may invest in
                                                 these securities only if they are rated in the
                                                 highest quality category by an NRSRO.
------------------------------------------------ --------------------------------------------------
Asset-backed securities: Bonds or notes backed   We may invest only in asset-backed securities
by accounts receivable, including home equity,   rated BBB- or higher by an NRSRO.
automobile or credit loans.
------------------------------------------------ --------------------------------------------------
Certificates of deposit and obligations of       We may invest in certificates of deposit and
U.S. and foreign banks: Interest paying debt     obligations from banks that have assets of at
instruments issued by a bank.                    least one billion dollars.
------------------------------------------------ --------------------------------------------------

6

------------------------------------------------ --------------------------------------------------
                  Securities                                      How we use them
------------------------------------------------ --------------------------------------------------
Corporate commercial paper: Short-term debt      We may invest in commercial paper that is rated
obligations with maturities ranging from two     P-1 by Moody's and/or A-1 by S&P.
to 270 days, issued by companies.
------------------------------------------------ --------------------------------------------------
Repurchase agreements: An agreement between a    Typically, we use repurchase agreements as a
buyer of securities, such as the Fund, and a     short-term investment for the Fund's cash
seller of securities, in which the seller        position. In order to enter into these
agrees to buy the securities back within a       repurchase agreements, the Fund must have
specified time at the same price the buyer       collateral of at least 102% of the repurchase
paid for them, plus an amount equal to an        price.
agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to     We will only enter into repurchase agreements in
cash.                                            which the collateral is comprised of U.S.
                                                 government securities.
------------------------------------------------ --------------------------------------------------
Options and futures: Options represent a right   At times when we anticipate adverse conditions,
to buy or sell a security or a group of          we may want to protect gains on securities
securities at an agreed upon price at a future   without actually selling them. We might use
date. The purchaser of an option may or may      options or futures to neutralize the effect of
not choose to go through with the                any price declines, without selling a bond or
transaction.  The seller of an option,           bonds, or as a hedge against changes in interest
however, must go through with the transaction    rates.  We may also sell an option contract
if its purchaser exercises the option.           (often referred to as "writing" an option) to
                                                 earn additional income for the Fund.
Futures contracts are agreements for the
purchase or sale of a security or a group of     Use of these strategies can increase the
securities at a specified price, on a            operating costs of the Fund and can lead to loss
specified date.  Unlike purchasing an option,    of principal.
a futures contract must be executed unless it
is sold before the settlement date.

Certain options and futures may be considered
to be derivative securities.
------------------------------------------------ --------------------------------------------------
Restricted securities: Privately placed          We may invest in privately placed securities
securities whose resale is restricted under      including those that are eligible for resale
U.S. securities laws.                            only among certain institutional buyers without
                                                 registration, commonly known as "Rule 144A
                                                 Securities."  Restricted securities that are
                                                 determined to be illiquid may not exceed the
                                                 Fund's 15% limit on illiquid securities.
------------------------------------------------ --------------------------------------------------

                                                                               7

------------------------------------------------ --------------------------------------------------
                  Securities                                      How we use them
------------------------------------------------ --------------------------------------------------
Interest rate swap, index swap and credit        We may use interest rate swaps to adjust the
default swap agreements: In an interest rate     Fund's sensitivity to interest rates or to hedge
swap, a fund receives payments from another      against changes in interest rates. Index swaps
party based on a variable or floating interest   may be used to gain exposure to markets that the
rate, in return for making payments based on a   Fund invests in, such as the corporate bond
fixed interest rate. An interest rate swap can   market. We may also use index swaps as a
also work in reverse with a fund receiving       substitute for futures or options contracts if
payments based on a fixed interest rate and      such contracts are not directly available to the
making payments based on a variable or           Fund on favorable terms. We may enter into
floating interest rate. In an index swap, a      credit default swaps in order to hedge against a
fund receives gains or incurs losses based on    credit event, to enhance total return or to gain
the total return of a specified index, in        exposure to certain securities or markets.
exchange for making interest payments to
another party. An index swap can also work in
reverse with a fund receiving interest
payments from another party in exchange for
movements in the total return of a specified
index. In a credit default swap, a fund may
transfer the financial risk of a credit event
occurring (a bond default, bankruptcy,
restructuring, etc.) on a particular security
or basket of securities to another party by
paying that party a periodic premium;
likewise, a fund may assume the financial risk
of a credit event occurring on a particular
security or basket of securities in exchange
for receiving premium payments from another
party. Interest rate swaps, index swaps and
credit default swaps may be considered to be
illiquid.
------------------------------------------------ --------------------------------------------------
Illiquid securities: Securities that do not      We may invest up to 15% of the Fund's net assets
have a ready market, and cannot be easily sold   in illiquid securities.
within seven days at approximately the price
that a fund has valued them.
------------------------------------------------ --------------------------------------------------

Please  see  the  Statement  of  Additional  Information  (SAI)  for  additional descriptions of the securities listed in the table above.

Borrowing from banks
The Fund may borrow money from banks as a temporary measure for extraordinary or emergency  purposes or to facilitate  redemptions.  The Fund will be required to pay  interest  to the  lending  banks  on the  amounts  borrowed.  As a  result, borrowing  money could  result in the Fund being  unable to meet its  investment objective.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Temporary defensive positions
In  response  to  unfavorable  market  conditions,  the Fund may make  temporary investments in cash or cash equivalents. These investments may not be consistent with the Fund's  investment  objective.  To the extent  that the Fund holds such instruments, it may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will exceed 100% and may be  considerably  in excess of 100%. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the  course of a year or  frequently  traded a single  security.  A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

8

The risks of investing in the Fund

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

------------------------------------------------ ---------------------------------------------------
                     Risks                                  How we strive to manage them
------------------------------------------------ ---------------------------------------------------
Interest rate risk is the risk that              Interest rate risk is the most significant risk
securities, will decrease in value if interest   for this Fund.  In striving to manage this risk,
rates rise.  The risk is greater for bonds       we monitor economic conditions and the interest
with longer maturities than for those with       rate environment and may adjust the Fund's
shorter maturities.                              duration or average maturity as a defensive
                                                 measure against interest rate risk.
Inflation-protected debt securities tend to
react to changes in real interest rates. Real    We will not invest in swaps with maturities of
interest rates represent nominal (stated)        more than two years.  Each business day we will
interest rates adjusted by the expected impact   calculate the amount the Fund must pay for swaps
of inflation. In general, the price of in an     it holds and will segregate enough cash or other
inflation-protected debt security can fall       liquid securities to cover that amount.
when real interest rates rise, and can rise
when real interest rates fall. Interest          We will seek to maintain the Fund's interest rate
payments on inflation-protected debt             sensitivity at a level approximating that of the
securities can be unpredictable and will vary    Lehman Brothers U.S. TIPS Index.
as the principal and/or interest is adjusted
for inflation.

Swaps may be particularly sensitive to
interest rate changes.  Depending on the
actual movements of interest rates and how
well the portfolio manager anticipates them, a
fund could experience a higher or lower return
than anticipated.
------------------------------------------------ ---------------------------------------------------
Market risk is the risk that all or a majority   We maintain a long-term investment approach and
of the securities in a certain market - like     focus on high-quality individual bonds that we
the stock or bond market - will decline in       believe can provide a steady stream of income
value because of factors such as economic        regardless of interim fluctuations in the bond
conditions, future expectations or investor      market.  We generally do not buy and sell
confidence.                                      securities for short-term purposes.

Index swaps are subject to the same market       In evaluating the use of an index swap, we
risks as the investment market or sector that    carefully consider how market changes could
the index represents. Depending on the actual    affect the swap and how that compares to us
movements of the index and how well the          investing directly in the market the swap is
portfolio manager forecasts those movements, a   intended to represent.
fund could experience a higher or lower return
than anticipated.
------------------------------------------------ ---------------------------------------------------
Credit risk is the possibility that a bond's     As most inflation protected securities are issued
issuer (or an entity that insures the bond)      by the U.S. Treasury, a focus on U.S. Treasury
will be unable to make timely payments of        securities and other securities that are backed
interest and principal.                          by the U.S. government may minimize the
                                                 possibility that any of the securities in our
                                                 portfolio will not pay interest or principal.
                                                 U.S. government securities are generally
                                                 considered to be of the highest quality.

                                                 When selecting non-government securities and the
                                                 dealers with whom we execute interest rate swaps,
                                                 we focus on those with high-quality ratings and
                                                 do careful credit analysis before investing.
------------------------------------------------ ---------------------------------------------------
Liquidity risk is the possibility that           We limit the percentage of the portfolio that can
securities cannot be readily sold, within        be invested in illiquid securities to no more
seven days, at approximately the price at        than 10% of the Fund's net assets.
which a fund values them.
                                                 U.S. Treasuries and other U.S. Government debt
                                                 securities are typically the most liquid
                                                 securities available. Therefore, liquidity risk
                                                 may not be a significant risk for this Fund.

                                                 Swap agreements will be treated as illiquid
                                                 securities, but most swap dealers will be willing
                                                 to repurchase interest rate swaps within seven
                                                 days.
------------------------------------------------ ---------------------------------------------------

                                                                               9

------------------------------------------------ ---------------------------------------------------
                     Risks                                  How we strive to manage them
------------------------------------------------ ---------------------------------------------------
Prepayment risk is the risk that the principal   Homeowners or others who have mortgages are more
on a bond that a fund owns will be prepaid       likely to prepay them when interest rates are
prior to maturity at a time when interest        relatively low.  In order to manage this risk,
rates are lower than what that bond was          when interest rates are low or when we anticipate
paying. The Fund would then have to reinvest     that rates will be declining, we look for
that money at a lower interest rate.             mortgage securities that we believe are less
                                                 likely to be prepaid, such as those that have
                                                 interest rates lower than current rates or have
                                                 low remaining loan balances.
------------------------------------------------ ---------------------------------------------------
Non-diversified funds: Non-diversified funds     The Fund will not be diversified under the
have the flexibility to invest as much as 50%    Investment Company Act of 1940. Although the Fund
of their assets in as few as two issuers         may invest a significant portion of its assets in
provided no single issuer accounts for more      a particular industry and related industries, it
than 25% of the portfolio.  The remaining 50%    generally will not be heavily invested in any
of the portfolio must be diversified so that     single issuer.
no more than 5% of the fund's assets is
invested in the securities of a single
issuer.  When a fund invests its assets in
fewer issuers, the value of fund shares may
increase or decrease more rapidly than if the
fund were fully diversified.  If a fund were
to invest a large portion of its assets in a
single issuer, the fund could be significantly
affected if that issuer was unable to satisfy
its financial obligations.
------------------------------------------------ ---------------------------------------------------
Derivatives risk is the possibility that a       We will use derivatives for defensive purposes,
fund may experience a significant loss if it     such as to protect gains or hedge against
employs a derivatives strategy (including a      potential losses in the portfolio without
strategy involving swaps such as interest rate   actually selling a security, to neutralize the
swaps, index swaps and credit default swaps)     impact of interest rate changes, to affect
related to a security or a securities index      diversification or to earn additional income. We
and that security or index moves in the          will not use derivatives for reasons inconsistent
opposite direction from what the portfolio       with our investment objectives.
management team had anticipated. Another risk
of derivative transactions is the
creditworthiness of the counterparty because
the transaction depends on the willingness and
ability of the counterparty to fulfill its
contractual obligations. Derivatives also
involve additional expenses, which could
reduce any benefit or increase any loss to a
fund from using the strategy.
------------------------------------------------ ---------------------------------------------------
Portfolio turnover rates reflect the amount of   The Fund will normally experience an annual
securities that are replaced from the            portfolio turnover rate exceeding 100%.
beginning of the year to the end of the year
by the Fund.  The higher the amount of
portfolio activity, the higher the brokerage
costs and other transaction costs of the Fund
are likely to be.  The amount of portfolio
activity will also affect the amount of taxes
payable by the Fund's shareholders that are
subject to federal income tax, as well as the
character (ordinary income vs. capital gains)
of such tax obligations.
------------------------------------------------ ---------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

10

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its  services to the Fund,  the Manager was paid an  aggregate  fee,  net of waivers, of 0.00% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended July 31, 2006.

Portfolio manager
Stephen R. Cianci has primary responsibility for making day-to-day decisions for the Fund.

Stephen R. Cianci, CFA, Senior Vice  President/Senior  Portfolio Manager,  began his  career at  Delaware  Investments  in 1992 as an  investment-grade  research analyst.  Today,  he is a  senior  member  of the  firm's  Core  and  Core  Plus investment  teams,  as  well as a  mortgage-backed  and  asset-backed  portfolio manager.  Mr.  Cianci  is  also  the  lead  portfolio  manager  for  the  firm's
Intermediate, Limited-Term, and Inflation Protected Bond teams. He is an adjunct professor  of finance and a member of the Business  Advisory  Council at Widener
University,  where he also  graduated with  finance-oriented  bachelor's and MBA degrees.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund shares.

Manager of managers structure
The Fund and the  Manager  have  received  an  exemptive  order  from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and terminate  sub-advisory agreements on behalf of the Fund without  shareholder  approval (the "Manager of
Managers  Structure").  The  Manager  of  Managers  Structure  was  approved  by shareholders  at a meeting held on March 23, 2005 (or as  adjourned).  Under the
Manager of Managers Structure, the Manager has ultimate responsibility,  subject to oversight by the Fund's Board,  for  overseeing the Fund's  sub-advisors  and recommending  to the Board their hiring,  termination  or  replacement.  The SEC order does not apply to any sub-advisor  that is affiliated with the Fund or the
Manager.  While the  Manager  does not  currently  expect to use the  Manager of
Managers  Structure  with  respect to the Fund,  the Manager may, in the future, recommend  to the Fund's  Board the  establishment  of the  Manager of  Managers
Structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                                                              11

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    Mellon Bank, N.A.
2005 Market Street                                                                             One Mellon Center
Philadelphia, PA 19103-7094                                     The Fund                       Pittsburgh, PA  15258

                                   Distributor                               Service agent
                                   Delaware Distributors, L.P.               Delaware Service Company, Inc.
                                   2005 Market Street                        2005 Market Street
                                   Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
Portfolio managers
(see page 11 for details)
                                                            Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

12

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover Individual Retirement Accounts ("IRAs") from such plans;

o    tax-exempt  employee  benefit plans of the Fund's Manager or its affiliates
     and  of  securities   dealer  firms  with  a  selling  agreement  with  the
     Distributor;

o    institutional  advisory  accounts  (including  mutual funds) managed by the
     Fund's  Manager  or its  affiliates  and  clients of  Delaware  Investments
     Advisers,  an affiliate of the Manager,  as well as  affiliates,  corporate sponsors,  subsidiaries,  related  employee benefit plans and rollover IRAs of, or from, such institutional advisory accounts;

o    a bank, trust company and similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of a Class,  except where the  investment  is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified under Section 529 of the Internal Revenue Code (the
     "Code") for which the Fund's  Manager,  Distributor or service agent or one or  more  of  their  affiliates  provide  record  keeping,  administrative, investment management, marketing, distribution or similar services; or

o    programs sponsored by financial  intermediaries where such programs require the purchase of Institutional Class shares.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  ("Financial  Intermediaries")  in  connection  with  the sale or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons and customers ("distribution assistance"). The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                                                              13

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail

Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City, MO 64105
for  investments  by  overnight  courier  service.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 89000403748. Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

[GRAPHIC OMITTED: AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other  Delaware  Investments(R)Funds.  Please keep in mind, however,  that you may not exchange your shares for Class A, Class
B, Class C or Class R shares.  To open an account by exchange,  call your Client
Services Representative at 800 362-7500.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

14

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another person or entity at your address,  we send one copy of the Fund's prospectus and annual and semiannual reports to that address unless you opt otherwise.  This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will continue to send one copy of each of these  documents to that address  until you notify us that you wish to receive individual materials.  If you wish to receive individual  materials,  please call your Client Services  Representative  at 800
362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware Investments,  P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th
Street,  Kansas City, MO 64105 for redemptions by overnight courier service. All owners of the account must sign the request,  and for  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8990. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

                                                                              15

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined  on the next  Business Day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next Business
Day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R)Fund.  If you exchange shares to a fund that has a sales charge,  you will pay any applicable  sales charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class B, Class
C or Class R shares of another  Delaware  Investments(R)Fund.  We may refuse the purchase side of any exchange request, if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

16

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Fund's shareholders. While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading activity will be completely eliminated.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

                                                                              17

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and Distributions.  The Fund has elected and qualified, and intends to continue  to  qualify,  to be treated as a regulated  investment  company  under
Subchapter M of the Internal  Revenue Code. As a regulated  investment  company, the Fund  generally  pays no  federal  income  tax on the  income  and  gains it distributes to you. The Fund expects to declare  dividends and distribute all of its net investment  income,  if any, to shareholders as dividends  monthly.  The
Fund will also distribute  capital gains, if any, at least annually.  The amount of any  distribution  will  vary,  and there is no  guarantee  the Fund will pay either an income  dividend  or a capital  gain  distribution.  We  automatically reinvest  all  dividends  and any  capital  gains,  unless  you  direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. Because the Fund invests primarily in debt obligations, it is anticipated  that  either  none or only a nominal  amount of the  Fund's  income dividends will be qualified  dividend income eligible for taxation by individual shareholders at long-term capital gain rates.

18

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations
Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains,  and could also increase  transaction  costs or portfolio  turnover.  The
Manager  will  monitor  transactions  by the funds of funds and will  attempt to minimize any adverse effects on both the Fund and the funds of funds as a result of these transactions.

                                                                              19

Financial highlights

The financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Inflation Protected Bond Fund                               Institutional Class
                                                             Year              12/1/2004(1)
                                                            Ended                     To
                                                          7/31/06                7/31/05

Net asset value, beginning of period                       $9.920                $10.000

Income (loss) from investment operations:
Net investment income(2)                                    0.600                  0.339
Net realized and unrealized loss on investments
   and foreign currencies                                  (0.409)                (0.076)
                                                        ---------               ---------
Total from investment operations                            0.191                  0.263
                                                        ---------               ---------
Less dividends and distributions from:
Net investment income                                      (0.554)                (0.343)
Net realized gain on investments                           (0.017)                  -----
                                                        ---------               ---------
Total dividends and distributions                          (0.571)                (0.343)
                                                        ---------               ---------
Net asset value, end of period                             $9.540                 $9.920
                                                        =========               =========
Total return(3)                                              1.99%                  2.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                   $29,683                 $2,052
Ratio of expenses to average net assets                      0.50%                  0.50%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                           0.99%(4)               3.26%(4)
Ratio of net investment income to average net
   assets                                                    6.21%                  5.07%
Ratio of net investment income to average net
   assets prior to expense limitation and
   expenses paid indirectly                                  5.72%(4)               2.31%(4)
Portfolio turnover                                            294%                   360%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)  The  average  shares  outstanding  method  has been  applied  for per share information.
(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the Manager.  Performance would have been lower had the expense  limitation not been in effect.
(4)  Includes 0.02% of expenses paid indirectly.

20

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                                                              21

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

22

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Inflation-indexed securities
Bonds  issued by the U.S.  government,  government  agencies,  corporations,  or foreign  governments  whose  principal  and interest  payments,  unlike those of conventional bonds, are adjusted over time to reflect inflation.

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Lehman Brothers U.S. Treasury Inflation Protected Securities Index
An index composed of inflation-indexed securities issued by the U.S. Treasury.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc.  (Moody's),  Standard  &  Poor's  (S&P),  a  division  of  the  McGraw-Hill
Companies, Inc. and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

                                                                              23

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Treasury bills
Securities issued by the U.S. Treasury with maturities of one year or less.

Treasury bonds
Securities issued by the U.S. Treasury with maturities of 10 years or longer.

Treasury notes
Securities issued by the U.S. Treasury with maturities of one to 10 years.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

Yield
Income  (interest  or  dividends)  earned  by  an  investment,  expressed  as  a percentage of the investment's price.

24

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered by the report. You can find more detailed  information about the Fund in the current  Statement  of  Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may also obtain  additional  information  about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                                                              25

[DELAWARE INVESTMENTS LOGO]

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

CLIENT SERVICES REPRESENTATIVE
800 362-7500

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments(R)Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

Delaware Inflation Protected Bond Fund Symbols
                                        CUSIP              NASDAQ

Institutional Class                     246094858          DIPIX

Investment Company Act file number: 811-04304

PR-559 [7/06] CGI 11/066                                            MF-06-10-386
                                                                         PO11333

                       STATEMENT OF ADDITIONAL INFORMATION
                                November 28, 2006

                         DELAWARE GROUP GOVERNMENT FUND
                          Delaware Core Plus Bond Fund
        (Delaware American Government Bond Fund until late January 2007)
                     Delaware Inflation Protected Bond Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

      For Prospectuses, Performance and Information on Existing Accounts of
                 Class A Shares, Class B Shares, Class C Shares
            and Class R Shares (Delaware Core Plus Bond Fund only):
                                  800 523-1918

        For more information about the Institutional Class: 800 362-7500

              Dealer Services: (Broker/Dealers only): 800 362-7500

     This  Statement of Additional  Information  ("Part B") describes  shares of
Delaware Core Plus Bond Fund (Delaware American  Government Bond Fund until late
January  2007) and  Delaware  Inflation  Protected  Bond Fund (each a "Fund" and collectively,  the "Funds"),  which are series of Delaware Group Government Fund
(the  "Trust").  The Funds offers  Class A, B, C, and R Shares (with  respect to
Class R, Delaware Core Plus Bond Fund only)  (collectively,  the "Fund  Classes)
and Institutional  Class Shares. All references to "shares" in this Part B refer to all classes of shares of the Funds, except where noted. The Funds' investment advisor is Delaware Management Company, a series of Delaware Management Business
Trust (the "Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
Prospectuses for the Funds, each dated November 28, 2006, as they may be amended from time to time. This Part B should be read in conjunction with the applicable
Prospectus.  This Part B is not  itself a  prospectus  but is, in its  entirety, incorporated by reference into each Prospectus.  A Prospectus may be obtained by writing or calling your  investment  dealer or by contacting the Funds' national distributor,  Delaware  Distributors,  L.P.  (the  "Distributor"),  at the above address or by calling the above phone numbers. The Funds' financial  statements, the  notes  relating  thereto,  the  financial  highlights  and  the  report  of independent registered public accounting firm are incorporated by reference from the Annual  Reports  into this Part B. The Annual  Reports  will  accompany  any request  for Part B. The Annual  Reports can be  obtained,  without  charge,  by calling 800 523-1918.

--------------------------------------------------------------------------------

---------------------------------- ------- ----------------------------- -------
                                    Page                                  Page
---------------------------------- ------- ----------------------------- -------
Organization and Classification      1     Purchasing Shares               33
---------------------------------- ------- ----------------------------- -------
Investment Objectives,
Restrictions and Policies            1     Investment Plans                43
---------------------------------- ------- ----------------------------- -------
                                           Determining Offering Price
Investment Strategies and Risks      2     and Net Asset Value             46
---------------------------------- ------- ----------------------------- -------
Disclosure of Portfolio Holdings
Information                          17    Redemption and Exchange         47
---------------------------------- ------- ----------------------------- -------
Management of the Trust              19    Distributions and Taxes         54
---------------------------------- ------- ----------------------------- -------
Investment Manager and Other
Service Providers                    25    Performance Information         61
---------------------------------- ------- ----------------------------- -------
Portfolio Managers                   29    Financial Statements            62
---------------------------------- ------- ----------------------------- -------
Trading Practices and Brokerage      31    Principal Holders               62
---------------------------------- ------- ----------------------------- -------
                                           Appendix A - Description of
Capital Structure                    32    Ratings                         64
---------------------------------- ------- ----------------------------- -------

--------------------------------------------------------------------------------
                         ORGANIZATION AND CLASSIFICATION
--------------------------------------------------------------------------------

Organization
     The Trust was  originally  organized as a Maryland  corporation in 1985 and reorganized as a Delaware statutory trust on September 29, 1999.

Classification
     The Trust is an open-end management  investment company.  The Delaware Core
Plus Bond Fund's portfolio of assets is diversified as defined by the Investment
Company Act of 1940, as amended (the "1940 Act.").

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES
--------------------------------------------------------------------------------

Investment Objectives
     Each Fund's investment  objectives are described in the Prospectuses.  Each
Fund's  investment  objective  is  non-fundamental,  and may be changed  without shareholder  approval.  However,  the Trust's Board of Trustees must approve any changes  to  non-fundamental  investment  objectives  and  a  Fund  will  notify shareholders prior to a material change in the Fund's investment objective.

Fundamental Investment Restrictions
     Each Fund has adopted the  following  restrictions  which cannot be changed without  approval  by the  holders of a  "majority"  of the  Fund's  outstanding shares,  which is a vote by the  holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting,  if the holders of more than 50% of the outstanding voting securities are present or represented by proxy;  or  (ii)  more  than  50%  of the  outstanding  voting  securities.  The percentage  limitations  contained  in the  restrictions  and policies set forth herein apply at the time of purchase of securities.

     Each Fund may not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act any rule or order thereunder,  or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry,  provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed  by the U.S.  government,  its agencies or  instrumentalities,  or in tax-exempt securities or certificates of deposit.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal or  otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided  that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectuses, the Funds will be subject to the following investment restriction, which is considered  non-fundamental and may be changed by the Board of Trustees without  shareholder  approval:  Each Fund may not  invest  more than 15% of its respective  net assets in  securities  that it cannot  sell or dispose of in the ordinary  course of business  within  seven days at  approximately  the value at which the Fund has valued the investment.

     In applying each Fund's policy on concentration; (i) utility companies will be divided  according to their  services,  for example,  gas, gas  transmission, electric  and  telephone  will each be  considered  a  separate  industry;  (ii)
financial  service  companies  will be classified  according to the end users of their services,  for example,  automobile finance, bank finance, and diversified finance will each be  considered  a separate  industry;  and (iii)  asset-backed securities will be classified  according to the underlying  assets securing such securities.

Portfolio Turnover
     Portfolio trading will be undertaken  principally to accomplish each Fund's respective  investment  objective.  The Funds are free to dispose  of  portfolio securities at any time,  subject to complying with the Internal  Revenue Code of
1986, as amended (the "Code") and the 1940 Act, when changes in circumstances or conditions  make  such a move  desirable  in  light  of each  Fund's  respective investment  objective.  The Funds will not attempt to achieve or be limited to a
predetermined  rate  of  portfolio  turnover.   Such  turnover  always  will  be
incidental  to  transactions  undertaken  with a view to  achieving  each Fund's respective investment objective.

     The portfolio  turnover rate tells you the amount of trading  activity in a
Fund's portfolio.  A turnover rate of 100% would occur, for example, if all of a
Fund's  investments  held at the beginning of a year were replaced by the end of the year, or if a single  investment  was frequently  traded.  The turnover rate also may be affected by cash  requirements from redemptions and repurchases of a
Fund's  shares.  A high  rate of  portfolio  turnover  in any year may  increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment  objective,  a Fund may hold securities for any period of time.

     The Funds may engage in active trading of portfolio securities, which means that the portfolio turnover may exceed 100%. In the past, the Delaware Core Plus
Bond Fund and  Inflation  Protected  Bond Fund  have,  in the past,  experienced portfolio turnover rates that were significantly in excess of 200%.

     For the fiscal  years  ended July 31, 2006 and 2005,  the Funds'  portfolio turnover rates were as follows:

--------------------------------------------- ------------- --------------
                                                      2006           2005
--------------------------------------------- ------------- --------------
Delaware Core Plus Bond Fund                          260%           283%
--------------------------------------------- ------------- --------------
Delaware Inflation Protected Bond Fund                294%           360%
--------------------------------------------- ------------- --------------

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The  Prospectuses   discuss  the  Funds'  investment   objectives  and  the
strategies  followed  to  seek  to  achieve  those  objectives.   The  following
discussion  supplements the description of the Funds' investment  strategies and risks that are included in the Prospectuses.

Asset-Backed Securities
     The Funds may invest a portion of their assets in  asset-backed  securities which are backed by assets such as  receivables on home equity and credit loans, receivables  regarding  automobile,  mobile home and recreational vehicle loans, wholesale dealer floor plans (i.e.  receivables on loans to car dealers for cars used in their  showrooms)  and leases or other  loans or  financial  receivables currently  available or which may be developed in the future.  Such  receivables
are   securitized  in  either  a  pass-through   or  a  pay-through   structure.
Pass-through  securities  provide  investors with an income stream consisting of both  principal  and  interest  payments  in respect of the  receivables  in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose  entity,  which are  collateralized  by the various receivables and in which the payments on the underlying  receivables provide the funds to pay the debt service on the debt obligations issued.

     The rate of principal payment on asset-backed  securities generally depends on the rate of principal payments received on the underlying  assets.  Such rate of  payments  may be affected by economic  and  various  other  factors  such as changes in interest  rates or the  concentration  of  collateral in a particular geographic  area.  Therefore,  the yield may be  difficult to predict and actual yield to maturity  may be more or less than the  anticipated  yield to maturity.
The credit  quality of most  asset-backed  securities  depends  primarily on the credit quality of the assets  underlying such securities,  how well the entities issuing the  securities  are insulated from the credit risk of the originator or
affiliated  entities,   and  the  amount  of  credit  support  provided  to  the
securities.  Due  to  the  shorter  maturity  of  the  collateral  backing  such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed  securities but the risk of such a prepayment  does exist.  Such asset-backed  securities do, however,  involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately  or in many  cases ever  established,  and other  risks  which may be peculiar to  particular  classes of  collateral.  For  example,  with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain  amounts owed on the credit cards,  thereby reducing the outstanding balance. In the case of automobile  receivables,  there is a risk  that the  holders  may not have  either  a proper  or first  security interest in all of the  obligations  backing such  receivables  due to the large number of vehicles  involved in a typical  issuance and  technical  requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

     Asset-backed  securities are often backed by a pool of assets  representing the  obligations  of a number of  different  parties.  To lessen  the  effect of failures by obligors on underlying assets to make payments,  such securities may contain  elements  of  credit  support.  Such  credit  support  falls  into  two
categories:   (i)  liquidity  protection  and  (ii)  protection  against  losses resulting  from  ultimate  default  by an  obligor  on  the  underlying  assets.
Liquidity  protection  refers to the  provisions  of advances,  generally by the entity  administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely.  Protection  against losses resulting from ultimate  default  enhances the likelihood of payments of the  obligations on at least some of the assets in the pool.  Such  protection may be provided  through guarantees,  insurance  policies or letters of credit  obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or  through  a  combination  of  such  approaches.  The  Fund  will  not pay any additional  fees for such  credit  support,  although  the  existence  of credit support may increase the price of a security.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided for each issue is generally based on historical  information respecting the level of credit  information  respecting the level of credit risk associated with  the  underlying  assets.  Delinquencies  or  losses  in  excess  of  those anticipated could adversely affect the return on an investment in such issue.

Bank Obligations
     The Funds may invest in certificates of deposit,  bankers'  acceptances and other  short-term  obligations  of U.S.  commercial  banks  and  their  overseas branches  and  foreign  banks of  comparable  quality,  provided  each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S.  dollars.  Obligations of foreign banks and obligations of overseas  branches of U.S. banks are subject to somewhat  different  regulations and risks than those of U.S. domestic banks.
In  particular,  a foreign  country could impose  exchange  controls which might delay the release of proceeds from that  country.  Such deposits are not covered by the Federal Deposit  Insurance  Corporation.  Because of conflicting laws and regulations,  an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. The Funds will only buy  short-term  instruments in nations where risks are minimal.  The Funds will consider these factors along with other appropriate factors in making an investment  decision to acquire such  obligations  and will only acquire  those which,  in the opinion of  management,  are of an investment quality comparable to other debt securities bought by the Fund.

Brady Bonds
     Delaware  Core  Plus  Bond  Fund may  invest  in  Brady  Bonds,  which  are securities  created  through the exchange of existing  commercial  bank loans to public  and  private  entities  in  certain  emerging  markets  for new bonds in connection with debt  restructurings  under a debt restructuring plan introduced by former U.S. Secretary of the Treasury,  Nicholas F. Brady (the "Brady Plan").
Brady Plan debt  restructurings  have been  implemented in a number of countries including Argentina,  Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic,
Ecuador,  Jordan,  Mexico,  Morocco,  Nigeria,  Panama,  Peru, the  Philippines,
Poland,  Slovenia,  Uruguay  and  Venezuela.  Brady  Bonds have been issued only recently,  and for that reason do not have a long payment  history.  Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate  bonds, are generally  collateralized  in full as to principal by U.S.  Treasury  zero coupon  bonds having the same  maturity as the bonds.  Brady  Bonds  are  often  viewed  as  having  three  or  four  valuation components:  the  collateralized  repayment of principal at final maturity;  the collateralized  interest payments;  the uncollateralized  interest payments; and
any uncollateralized  repayment of principal at maturity (these uncollateralized amounts  constituting  the  "residual  risk").  In light of the residual risk of
Brady Bonds and the history of defaults of  countries  issuing  Brady Bonds with respect to commercial bank loans by public and private entities,  investments in
Brady Bonds may be viewed as speculative.

Commercial Paper
     The Funds may invest in short-term  promissory notes issued by corporations which at the time of purchase are rated P-1 and/or A-1. Commercial paper ratings
P-1 by Moody's Investors Service,  Inc. ("Moody's") and A-1 by Standard & Poor's
("S&P") are the highest investment grade category.

Corporate Debt
     Delaware Core Plus Bond Fund may invest in corporate  notes and bonds rated
A or  above  and the  Delaware  Inflation  Protected  Bond  Fund may  invest  in corporate notes and bonds rated BBB- or above. Excerpts from Moody's description of those  categories of bond ratings:  Aaa--judged to be the best quality.  They carry the smallest degree of investment  risk;  Aa--judged to be of high quality by all standards;  A--possess  favorable  attributes  and are considered  "upper medium" grade obligations.

     Excerpts  from  S&P  description  of  those  categories  of  bond  ratings:
AAA--highest grade  obligations.  They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the  majority  of  instances  differ  from AAA  issues  only in a small  degree;
A--strong ability to pay interest and repay principal  although more susceptible to changes in circumstances.

Credit Default Swaps
     Each Fund may enter into  credit  default  swap  ("CDS")  contracts  to the extent consistent with its investment objectives and strategies.  A CDS contract is a  risk-transfer  instrument (in the form of a derivative  security)  through which one party (the "purchaser of protection")  transfers to another party (the
"seller of protection") the financial risk of a Credit Event (as defined below), as it relates to a particular  reference  security or basket of securities (such as an  index).  In  exchange  for  the  protection  offered  by  the  seller  of protection, the purchaser of protection agrees to pay the seller of protection a periodic  premium.  In the most general sense,  the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of  protection  of the  reference  security or  securities.  The benefit for the seller of  protection  is the premium  income it receives.  A Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of the Fund's  portfolio  holdings  (i.e., to reduce risk when the Fund owns or has  exposure  to such  securities).  A Fund also might use CDS contracts to create or vary exposure to securities or markets.

     CDS transactions may involve general market, illiquidity,  counterparty and credit risks.  CDS prices may also be subject to rapid  movements in response to news and events  affecting the  underlying  securities.  The aggregate  notional amount (typically, the principal amount of the reference security or securities)
of a Fund's  investments  in the CDS  contracts  will be  limited  to 15% of the
Fund's total net assets. As the purchaser or seller of protection, a Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

     Where a Fund is a purchaser of  protection,  it will designate on its books and records cash or liquid  securities  sufficient to cover its premium payments under the CDS. To the extent that the Fund, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (1) the reference  security  (or basket of  securities),  (2) a  security  (or basket of securities)  deemed to be the equivalent of the reference security (or basket of securities),  or (3) the negotiated  monetary value of the obligation,  the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the  reference  security (or basket of  securities),  the Fund will designate  on its books and  records  cash or liquid  securities  sufficient  to satisfy the  potential  obligation.  To the extent that the Fund, as a seller of protection,  may be required in the event of a credit  default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its  books  and  records  cash or  liquid  securities  sufficient  to cover  the obligation.  If the CDS permits the Fund to offset its  obligations  against the obligations of the counterparty under the CDS, then the Fund will only designate on its  books and  records  cash or liquid  securities  sufficient  to cover the
Fund's  net  obligation  to the  counterparty,  if  any.  All  cash  and  liquid securities  designated by the Fund to cover its  obligations  under CDSs will be marked to market daily to cover these obligations.

     As the seller of protection in a CDS contract,  a Fund would be required to pay the par (or other  agreed-upon)  value of a reference security (or basket of securities) to the counterparty in the event of a default,  bankruptcy,  failure to pay,  obligation  acceleration,  modified  restructuring or agreed upon event
(each of these events is a "Credit  Event").  If a Credit Event  occurs,  a Fund generally  would  receive the security or  securities  to which the Credit Event relates in return for the payment to the  purchaser  of the par value.  Provided that no Credit  Event  occurs,  a Fund would  receive  from the  counterparty  a periodic  stream of  payments  over the term of the  contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the
CDS contact, a Fund would have no delivery  requirement or payment obligation to the  purchaser of  protection.  As the seller of  protection,  a Fund would have credit exposure to the reference security (or basket of securities). A Fund will not sell  protection in a CDS contract if it cannot  otherwise hold the security
(or basket of securities).

     As the  purchaser of  protection  in a CDS  contract,  the Fund would pay a premium to the seller of protection.  In return,  the Fund would be protected by the seller of  protection  from a Credit  Event on the  reference  security  (or basket of securities).  A risk in this type of transaction is that the seller of protection  may fail to satisfy  its payment  obligations  to a Fund if a Credit
Event should occur.  This risk is known as counterparty risk and is described in further detail below.

     If the  purchaser of  protection  does not own the  reference  security (or basket of  securities),  the purchaser of protection may be required to purchase the reference  security (or basket of  securities) in the case of a Credit Event on the  reference  security  (or  basket of  securities).  If the  purchaser  of protection  cannot  obtain the  security  (or basket of  securities),  it may be obligated to deliver a security (or basket of  securities)  that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually  negotiated.  The term of a CDS contract, assuming no Credit Event occurs,  is typically  between two and five years.  CDS
contracts   may  be  unwound   through   negotiation   with  the   counterparty.
Additionally,  a CDS contract may be assigned to a third party.  In either case, the  unwinding  or  assignment  involves  the  payment  or receipt of a separate payment by a Fund to terminate the CDS contract.

     Counterparty   risk.  A  significant   risk  in  CDS  transactions  is  the
creditworthiness  of the  counterparty  because the integrity of the transaction depends  on  the  willingness  and  ability  of the  counterparty  to  meet  its contractual  obligations.  If  there is a  default  by a  counterparty  who is a purchaser of  protection,  a Fund's  potential  loss is the agreed upon periodic stream of payments from the purchaser of protection.  If there is a default by a counterparty  that is a seller of  protection,  a Fund's  potential  loss is the failure to receive  the par value or other  agreed upon value from the seller of protection if a Credit Event  occurs.  CDS contracts do not involve the delivery of collateral to support each party's obligations;  therefore,  a Fund will only
have  contractual  remedies  against  the  counterparty   pursuant  to  the  CDS
agreement.  As with any  contractual  remedy,  there is no guarantee that a Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to  insolvency.  A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Depositary Receipts
     Delaware  Core  Plus Bond  Fund may  invest up to 20% of its net  assets in foreign securities.  Foreign securities may include American Depositary Receipts
("ADRs"),  Global Depositary  Receipts ("GDRs") and European Depositary Receipts
("EDRs").  There are  substantial  and different  risks involved in investing in foreign  securities.  An investor  should  consider these risks  carefully.  For example,  there is generally less publicly  available  information about foreign companies than is available  about companies in the U.S.  Foreign  companies are not subject to uniform audit and financial  reporting  standards,  practices and requirements comparable to those in the U.S.

     Foreign  securities  involve  currency  risks.  The U.S.  dollar value of a foreign  security  tends to decrease  when the value of the dollar rises against the foreign  currency in which the security is denominated and tends to increase when the value of the  dollar  falls  against  such  currency.  Fluctuations  in exchange  rates may also affect the earning power and asset value of the foreign entity issuing the security.  Dividend and interest  payments may be returned to the country of origin,  based on the exchange rate at the time of  disbursement, and restrictions on capital flows may be imposed.  Losses and other expenses may be  incurred  in  converting  between  various  currencies  in  connection  with purchases and sales of foreign securities.

     Foreign  stock markets are generally not as developed or efficient as those in the U.S. In most foreign  markets  volume and  liquidity are less than in the
U.S.  and, at times,  volatility  of price can be greater  than that in the U.S.
Fixed  commissions  on foreign stock  exchanges  are  generally  higher than the negotiated  commissions on U.S.  exchanges.  There is generally less  government supervision  and  regulation of foreign stock  exchanges,  brokers and companies than in the U.S.

     There is also the  possibility of adverse changes in investment or exchange control regulations,  expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments  which could  adversely  affect  investments,  assets or securities transactions of a Fund in some foreign  countries.  Delaware Core Plus Bond Fund is not aware of any  investment  or  exchange  control  regulations  which might substantially impair its operations as described,  although this could change at any time.

     Delaware Core Plus Bond Fund may be subject to foreign withholding taxes on income from certain foreign  securities.  This, in turn, could reduce the Fund's distributions paid to shareholders.

Foreign Currency Transactions
     Delaware Core Plus Bond Fund may purchase or sell currencies  and/or engage in forward  foreign  currency  transactions  (i.e.,  contracts  to exchange  one currency for another on some future date at a specified  exchange rate) in order to  expedite  settlement  of  portfolio  transactions  in  connection  with  its investment in foreign  securities and to minimize  currency value  fluctuations.
Forward foreign currency  contracts are traded in the interbank market conducted directly between  currency  traders  (usually large commercial  banks) and their customers.  A forward  contract  generally  has no deposit  requirement,  and no commissions  are  charged at any stage for  trades.  The Fund will  account  for forward contracts by marking to market each day at daily exchange rates.

     When the Fund enters into a forward contract to sell, for a fixed amount of
U.S.  dollars or other  appropriate  currency,  the  amount of foreign  currency approximating the value of some or all of the Fund's assets  denominated in such foreign  currency,  the Fund will  cover such  contract  by  maintaining  liquid portfolio  securities  in an amount not less than the value of that Fund's total assets committed to the consummation of such contract. To the extent the Fund is not able to cover its forward  positions with underlying  portfolio  securities, the Fund's  custodian bank or subcustodian  will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of such Fund's total assets  committed to the consummation of such forward contracts.  If the additional cash or securities  placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the  value of the  account  will  equal the  amount of the  Fund's commitments with respect to such contracts.

     Futures, swaps, and options on forward contracts may be used to "hedge" the
Fund's  exposure  to  potentially   unfavorable  currency  changes.  In  certain
circumstances,  a "proxy  currency" may be substituted for the currency in which the investment is denominated,  a strategy known as "proxy hedging." If the Fund were to engage in any of these  foreign  currency  transactions,  they  would be primarily  to protect  the  Fund's  foreign  securities  from  adverse  currency movements  relative  to the  dollar.  Such  transactions  involve  the risk that anticipated  currency  movements  will not occur,  which could reduce the Fund's total return. There are certain markets,  including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Futures
     Each Fund may  invest in futures  contracts  and  options  on such  futures contracts subject to certain  limitations.  Futures contracts are agreements for the purchase or sale for future delivery of securities.  When a futures contract is sold,  a Fund  incurs a  contractual  obligation  to deliver  the  securities underlying  the  contract  at a  specified  price on a  specified  date during a specified  future month. A purchase of a futures  contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities called for by the contract at a specified price during a specified future month.

     While futures contracts provide for the delivery of securities,  deliveries usually do not occur.  Contracts  are  generally  terminated by entering into an offsetting transaction.  When a Fund enters into a futures transaction,  it must deliver  to the  futures  commission  merchant  selected  by the Fund an  amount referred  to as  "initial  margin."  This  amount is  maintained  by the futures commission  merchant in an account at the Fund's Custodian bank.  Thereafter,  a
"variation  margin" may be paid by the Fund to, or drawn by the Fund from,  such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

     Each  Fund may also  purchase  and  write  options  to buy or sell  futures contracts.  Options on futures are similar to options on securities  except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract,  rather than actually to purchase or sell the futures contract,  at a specified exercise price at any time during the period of the option.

     The purpose of the purchase or sale of futures  contracts  for a Fund is to protect the Fund against the adverse  effects of  fluctuations in interest rates without  actually  buying or  selling  such  securities.  Similarly,  when it is expected that interest rates may decline,  futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices.

     With  respect to options  on  futures  contracts,  when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining  interest rates. The writing of a call option on a futures contract  constitutes a partial hedge against  declining prices of the securities which are deliverable upon exercise of the futures  contract.  If the futures  price at the  expiration of the option is below the exercise  price,  a
Fund will retain the full amount of the option  premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings.  The writing  of a put  option  on a futures  contract  constitutes  a partial  hedge against  increasing prices of the securities which are deliverable upon exercise of the futures  contract.  If the futures  price at  expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium  which  provides a partial  hedge  against any  increase in the price of government securities which the Fund intends to purchase.

     If a put or call  option a Fund has  written  is  exercised,  the Fund will incur a loss which will be  reduced  by the amount of the  premium it  receives.
Depending  on the  degree of  correlation  between  the  value of its  portfolio securities  and changes in the value of its futures  positions,  a Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities.  A Fund will purchase a put option on a futures contract to hedge the Fund's  portfolio  against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected  direction,  a Fund may not achieve the  anticipated  benefits  of futures  contracts  or options on futures  contracts  or may  realize  a loss.  For  example,  if a Fund is hedged against the  possibility of an increase in interest rates which would  adversely affect the price of  government  securities  held in its  portfolio and interest rates  decrease  instead,  the Fund will lose part or all of the  benefit of the increased value of its government  securities  which it has because it will have offsetting losses in its futures position. In addition, in such situations, if a
Fund had  insufficient  cash,  it may be  required to sell  securities  from its portfolio to meet daily variation margin requirements.  Such sales of securities may, but will not  necessarily,  be at increased prices which reflect the rising market.  A Fund may be  required  to sell  securities  at a time  when it may be disadvantageous to do so.

     To the extent that a Fund  purchases  an option on a futures  contract  and fails to exercise the option prior to the exercise  date,  it will suffer a loss of the premium paid.  Further,  with respect to options on futures contracts,  a
Fund may seek to close out an option position by writing or buying an offsetting position  covering the same  securities  or contracts and have the same exercise price and  expiration  date. The ability to establish and close out positions on options will be subject to the  existence of a liquid  secondary  market,  which cannot be assured.

     Each Fund will not enter into  futures  contracts  to the extent  that more than 5% of the Fund's assets are required as futures  contract  margin  deposits and will not invest in futures  contracts or options  thereon to the extent that obligations relating to such transactions exceed 20% of the Fund's assets.

GNMA Securities
     The Funds may invest in  certificates of the Government  National  Mortgage
Association  ("GNMA").  GNMA Certificates are mortgage-backed  securities.  Each
Certificate evidences an interest in a specific pool of mortgages insured by the
Federal Housing  Administration  ("FHA") or the Farmers Home  Administration  or
guaranteed  by  the  Veterans  Administration  ("VA").   Scheduled  payments  of
principal and interest are made to the registered  holders of GNMA Certificates.
The  GNMA  Certificates  in  which  a Fund  will  invest  are  of  the  modified pass-through type. GNMA guarantees the timely payment of monthly installments of principal and interest on modified  pass-through  Certificates  at the time such payments are due, whether or not such amounts are collected by the issuer on the underlying mortgages.  The National Housing Act provides that the full faith and credit of the United  States is pledged to the timely  payment of principal  and interest by GNMA of amounts due on these GNMA Certificates.

     The average life of GNMA  Certificates  varies with the  maturities  of the underlying mortgage instruments with maximum maturities of 30 years. The average life is  likely  to be  substantially  less than the  original  maturity  of the mortgage  pools  underlying  the  securities  as the  result of  prepayments  of refinancing  of such  mortgages  or  foreclosure.  Such  prepayments  are passed through to the registered  holder with the regular monthly payments of principal and interest,  and have the effect of reducing future payments.  Due to the GNMA guarantee, foreclosures impose no risk to principal investments.

     The average life of  pass-through  pools varies with the  maturities of the underlying mortgage instruments.  In addition, a pool's term may be shortened by unscheduled  or early  payments of  principal  and  interest  on the  underlying mortgages.  The  occurrence  of  mortgage  prepayments  is  affected  by factors including the level of interest rates, general economic conditions, the location and  age of the  mortgage  and  other  social  and  demographic  conditions.  As prepayment  rates vary  widely,  it is not  possible to  accurately  predict the average life of a particular pool. However, statistics indicate that the average life of the type of  mortgages  backing  the  majority of GNMA  Certificates  is approximately 12 years. For this reason,  it is standard  practice to treat GNMA
Certificates  as 30-year  mortgage-backed  securities  which prepay fully in the
twelfth   year.   Pools  of  mortgages   with  other   maturities  or  different
characteristics  will have varying  assumptions  for average  life.  The assumed average  life of pools of  mortgages  having terms of less than 30 years is less than 12 years, but typically not less than five years.

     The coupon rate of interest of GNMA Certificates is lower than the interest
rate  paid  on  the  VA-guaranteed  or  FHA-insured   mortgages  underlying  the
Certificates,  but only by the  amount of the fees paid to GNMA and the  issuer.
Such fees in the aggregate usually amount to approximately 1/2 of 1%.

     Yields on  pass-through  securities  are  typically  quoted  by  investment dealers and vendors based on the maturity of the underlying  instruments and the associated  average life  assumption.  In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of  mortgage-related  securities.  Conversely,  in  periods  of rising rates, the rate of prepayment tends to decrease,  thereby lengthening the actual average life of the pool.  Prepayments  generally occur when interest rates have fallen.  Reinvestments  of  prepayments  will be at lower  rates.  Historically, actual average life has been consistent with the 12-year assumption  referred to above. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the  Certificates and may differ from the yield based on the assumed  average life.  Interest on GNMA  Certificates is paid monthly rather than semi-annually as for traditional bonds.

Interest Rate Swaps
     The Funds may invest in interest rate swaps to the extent  consistent  with its  investment  objective and  strategies.  A Fund will only invest in swaps in which all the  reference  rates are related to or derived  from  instruments  or markets in which the Fund is  otherwise  eligible to invest,  and subject to the investment  limitations on the instruments to which the purchased reference rate relates.

     Swaps are agreements to exchange payment streams over a period of time with another  party,  called  a  counterparty.  Each  payment  stream  is  based on a specified  rate,  which could be a fixed or variable  interest rate, the rate of return on an index,  or some other  reference  rate.  The  payment  streams  are calculated  with  reference  to a  hypothetical  principal  amount,  called  the notional principal or the notional amount. For example, in an interest rate swap one  party  may  agree to pay a fixed  interest  rate to a  counterparty  and to receive in return  variable  interest rate payments from the  counterparty.  The amount that each party pays is calculated by multiplying  the fixed and variable rates,  respectively,  by the notional  amount.  The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction;  it is used only to calculate the value of the payment streams.

     When two  counterparties  each wish to swap  interest rate  payments,  they typically  each  enter  into a  separate  interest  rate  swap  contract  with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly.  The  broker/dealer intermediary  enters into numerous  transactions  of this sort,  and attempts to mange its portfolio of swaps so as to match and offset its payment  receipts and obligations.

     The typical minimum notional amount is $5 million.  Variable interest rates are usually set by reference to the London  Inter-Bank  Offered Rate  ("LIBOR").
The typical  maximum term of an interest rate swap agreement  ranges from one to
12 years. The Manager presently intends to purchase swaps with maturities of six to twelve months, and in no event greater than two years.

     Swap transactions  provide several benefits to a Fund.  Interest rate swaps may be used as a duration  management  tool.  Duration  is a measure of a bond's interest-rate sensitivity,  expressed in terms of years because it is related to the length of time  remaining  on the life of a bond.  In general,  the longer a bond's  duration,  the more  sensitive  the  bond's  price will be to changes in interest rates.  The average  duration of a Fund is the weighted  average of the durations of the Fund's fixed-income securities.

     If a Fund wished to shorten the  duration of certain of its assets,  longer term  assets  could  be  sold  and  shorter  term  assets  acquired,  but  these transactions have potential tax and return differential  consequences.  By using an  interest  rate  swap,  a Fund  could  agree to make  semi-annual  fixed rate payments and receive semi-annual floating rate LIBOR payments adjusted every six months. The duration of the floating rate payments received by the Fund will now be six months.  In effect,  the Fund has reduced  the  duration of the  notional amount  invested  from a  longer  term to six  months  over the life of the swap agreement.

     Other uses of swaps could help permit a Fund to preserve a return or spread on a particular  investment or portion of its portfolio or to protect against an increase in the price of securities the Fund  anticipates  purchasing at a later date.  Interest rate swaps may also be  considered as a substitute  for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract, and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts.

     The  primary  risk  of swap  transactions  is the  creditworthiness  of the counterparty,  since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often  referred  to as  counterparty  risk.  If there is a default  by a counterparty in a swap transaction, a Fund's potential loss is the net amount of payments the Fund is  contractually  entitled to receive for one payment  period
(if any - the Fund could be in a net payment position),  not the entire notional amount, which does not change hands in a swap transaction.  Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the transaction.  A Fund will have contractual remedies pursuant to the swap agreement but, as with any  contractual  remedy,  there is no guarantee that the
Fund would be successful in pursuing  them -- the  counterparty  may be judgment proof due to insolvency,  for example. A Fund thus assumes the risk that it will be delayed or  prevented  from  obtaining  payments  owed to them.  The standard industry  swap  agreements  do,  however,  permit  a Fund  to  terminate  a swap agreement  (and thus  avoid  making  additional  payments)  in the event  that a counterparty fails to make a timely payment to the Fund.

     In  response  to this  counterparty  risk,  several  securities  firms have established  separately  capitalized  subsidiaries  that  have a  higher  credit rating, permitting them to enter into swap transactions as a dealer. A Fund will not be  permitted  to enter  into any swap  transaction  unless,  at the time of entering  into such  transaction,  the  unsecured  long-term  debt of the actual counterparty,  combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent  credit  quality by the Manager.
In addition,  the Manager will closely monitor the ongoing  creditworthiness  of swap counterparties in order to minimize the risk of swaps.

     In addition to  counterparty  risk,  the use of swaps also  involves  risks similar to those associated with ordinary  portfolio security  transactions.  If the  portfolio  manager is incorrect in his or her forecast of market  values or interest  rates,  the investment  performance of a Fund which has entered into a swap  transaction  could  be less  favorable  than it  would  have  been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount a Fund might theoretically be required to pay in a swap transaction.

     In order to ensure that the Funds will only engage in swap  transactions to the extent consistent with their investment objectives and strategies, each Fund will only engage in a swap transaction if all of the reference rates used in the swap are related to or derived from securities,  instruments or markets that are otherwise eligible  investments for the Fund.  Similarly,  the extent to which a
Fund may invest in a swap, as measured by the notional  amount,  will be subject to the same  limitations  as the  eligible  investments  to which the  purchased reference rate relates.

     Each  Fund  will,   consistent  with  industry   practice,   segregate  and
mark-to-market  daily cash or other liquid  assets  having an  aggregate  market value at least  equal to the net  amount of the  excess,  if any,  of the Fund's payment  obligations  over its  entitled  payments  with  respect  to each  swap contract.  To the extent  that a Fund is  obligated  by a swap to pay a fixed or variable  interest rate, the Fund may segregate  securities that are expected to generate income sufficient to meet the Fund's net payment obligations.

     There is not a well  developed  secondary  market for interest  rate swaps.
Most interest rate swaps are nonetheless  relatively  liquid because they can be sold back to the counterparty/dealer relatively quickly at a determinable price.
Each Fund will  therefore  treat all swaps as  subject  to their  limitation  on illiquid investments.  For purposes of calculating these percentage limitations, each Fund will refer to the notional amount of the swap.

     Swaps will be priced  using fair value  pricing.  The income  provided by a swap should be qualifying income for purposes of Subchapter M of the Code. Swaps should not  otherwise  result in any  significant  diversification  or valuation issues under Subchapter M.

Investment Companies
     Each Fund is permitted to invest in other investment  companies,  including open-end,  closed-end or unregistered  investment  companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with  a  merger,  reorganization,  consolidation  or  other  similar transaction.  However,  each Fund may not  operate  as a "fund of  funds"  which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments by such a "fund of funds."

Junk Bonds
     Delaware  Core  Plus  Bond  Fund  may  invest  in  high  yield,  high  risk securities, which are commonly known as "junk bonds." These securities are rated lower  than  BBB by  S&P  or Baa by  Moody's  and  are  often  considered  to be speculative and involve  significantly  higher risk of default on the payment of principal  and  interest  or are more  likely to  experience  significant  price fluctuation  due to changes in the issuer's  creditworthiness.  Market prices of these  securities may fluctuate more than  higher-rated  debt securities and may decline  significantly  in  periods of general  economic  difficulty,  which may follow  periods of rising  interest  rates.  Although  the market for high yield corporate debt securities has been in existence for many years and has weathered previous  economic  downturns,  the  market in recent  years has  experienced  a dramatic  increase  in the  large-scale  use of such  securities  to fund highly
leveraged   corporate   acquisitions  and  restructurings.   Accordingly,   past
experience may not provide an accurate  indication of future  performance of the high yield bond market,  especially  during periods of economic  recession.  See
"Appendix A - Description of Ratings."

     The market for  lower-rated  securities  may be less  active  than that for higher-rated  securities,  which can adversely  affect the prices at which these securities can be sold. If market quotations are not available, these securities will be  valued  in  accordance  with  procedures  established  by the  Board of
Trustees,  including  the use of  outside  pricing  services.  Judgment  plays a greater role in valuing high yield  corporate debt  securities  than is the case for securities for which numerous  external sources for quotations and last-sale information are available.  Adverse publicity and changing investor  perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities and the Fund's ability to dispose of these lower-rated debt securities.

     Since the risk of  default  is higher  for  lower-quality  securities,  the investment  adviser's  research  and  credit  analysis  is an  integral  part of managing  any  securities  of  this  type  held  by  the  Fund.  In  considering investments for the Fund, the investment  adviser will attempt to identify those issuers of  high-yielding  securities  whose financial  condition is adequate to meet future obligations,  has improved, or is expected to improve in the future.
The  investment  adviser's  analysis  focuses on relative  values  based on such factors as interest or dividend coverage,  asset coverage,  earnings  prospects, and the  experience  and  managerial  strength  of the  issuer.  There can be no assurance that such analysis will prove accurate.

     The Fund may  choose,  at its expense or in  conjunction  with  others,  to pursue litigation or otherwise exercise its rights as security holder to seek to protect the  interests of security  holders if it  determines  this to be in the best interest of shareholders.

Mortgage-Backed Securities
     In addition to mortgage-backed  securities issued or guaranteed by the U.S.
government,  its  agencies  or  instrumentalities,  the Funds may also invest in securities  issued by  certain  private,  non-government  corporations,  such as financial  institutions,  if the securities are fully collateralized at the time of issuance by  securities  or  certificates  issued or  guaranteed  by the U.S.
government,   its  agencies  or   instrumentalities.   Two  principal  types  of
mortgage-backed  securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").  The Funds currently invest in  privately-issued  CMOs  and  REMICs  only if they  are  rated at the time of purchase in the two highest grades by a nationally recognized rating agency.

     CMOs are debt securities issued by U.S. government agencies or by financial institutions  and  other  mortgage  lenders  and  collateralized  by a  pool  of mortgages  held  under an  indenture.  CMOs are issued in a number of classes or series with different maturities.  The classes or series are retired in sequence as the  underlying  mortgages  are  repaid.  Prepayment  may  shorten the stated
maturity of the obligation and can result in a loss of premium,  if any has been paid.  Certain of these securities may have variable or floating  interest rates and others may be stripped  (securities  which  provide  only the  principal  or interest feature of the underlying security).

     Stripped mortgage  securities are usually  structured with two classes that receive different  proportions of the interest and principal  distributions on a pool of mortgage assets. A common type of stripped  mortgage  security will have one class  receiving  some of the  interest and most of the  principal  from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only"  class), while the other class will receive all of the principal (the  "principal-only"  class). The yield to maturity on an interest-only  class is extremely  sensitive  not only to changes in  prevailing
interest  rates  but  also  to  the  rate  of  principal   payments   (including
prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of principal payments may have a material adverse effect on the security's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these  securities  even if the  securities  are rated in the  highest  rating categories.

     Although   stripped   mortgage   securities   are  purchased  and  sold  by
institutional  investors  through  several  investment  banking  firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet been fully developed and,  accordingly, these  securities are generally  illiquid and to such extent,  together with any other illiquid investments, will not exceed 10% of each Fund's net assets.

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages  secured by an  interest  in real  property.  REMICs are  similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

     The Funds may also invest in CMOs,  REMICs and  commercial  mortgage-backed
securities   ("CMBSs")   that  are  not  issued  or  guaranteed   by,  or  fully
collateralized by securities issued or guaranteed by, the U.S.  government,  its agencies or instrumentalities  ("non-agency mortgage-backed securities").  These securities are secured by the underlying  collateral of the private issuer. Each
Fund may invest its assets in such privately-issued  CMOs, REMICs and CMBSs only if the  securities  are  rated  in  the  top  rating  category  by a  nationally recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's).
The Funds may not invest more than 20% of their assets in securities,  including
CMOs,  REMICs  and  CMBSs,  that  are not  issued  or  guaranteed  by,  or fully collateralized by securities issued or guaranteed by, the U.S.  government,  its agencies or instrumentalities.

     CMBSs are issued by special  purpose  entities that  represent an undivided interest in a portfolio of mortgage loans backed by commercial  properties.  The loans are collateralized by various types of commercial property, which include, but are not limited to, multi-family  housing,  retail shopping centers,  office space,  hotels and health care  facilities.  Private  lenders,  such as banks or insurance companies, originate these loans and then sell the loans directly into a CMBS trust or other entity. CMBSs are subject to credit risk,  prepayment risk and extension risk. The Manager addresses credit risk by investing in CMBSs that are rated in the top rating  category  by a  nationally  recognized  statistical rating  organization.  Although  prepayment  risk is present,  it is of a lesser degree in CMBSs than in the  residential  mortgage  market.  Unlike  other asset classes,  commercial  loans have  structural  impediments  to  refinancing  that include lockout periods, prepayment penalties, yield maintenance and defeasance.
These devices  reduce the  uncertainty  introduced by  prepayment  options.  The
Manager carefully analyzes the composition and proportions of various prepayment provisions to protect against unscheduled  payments.  Extension risk is the risk that balloon  payments (i.e., the final payment on commercial  mortgages,  which are  substantially  larger than other periodic  payments under the mortgage) are deferred  beyond their  originally  scheduled  date for payment.  Extension risk measures  the impact of a  borrower's  ability to pay the  balloon  payment in a timely  fashion,  while  maintaining  loan payments in accordance with the terms specified in the loan.  For the  investor,  extension  will increase the average life of the security,  generally resulting in lower yield for discount bonds and a higher yield for premium bonds.  The Manager models and stress tests extension risk and invests only in structures  where  extension  risk is acceptable  under various scenarios.

Options
     The Funds may write put and call options on a covered basis only,  and will not engage in option writing strategies for speculative purposes.  The Funds may write  covered  call  options and secured put options  from time to time on such
portion  of  its  portfolio,   without  limit,  as  the  Manager  determines  is
appropriate in seeking to obtain the Fund's investment objective.  The Funds may also purchase (i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's  total  assets and (ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets.

     Covered Call Writing.  A call option gives the purchaser of such option the right to buy, and the writer,  in this case a Fund,  has the  obligation to sell the underlying security at the exercise price during the option period. There is no percentage limitation on writing covered call options.

     The advantage to a Fund of writing  covered calls is that the Fund receives a premium which is additional  income.  The disadvantage is that if the security rises in value the Fund will lose the appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call  option was sold requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such  earlier time in which the writer  effects a closing  purchase transaction.  A closing purchase  transaction cannot be effected with respect to an option  once the  option  writer has  received  an  exercise  notice for such option.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being called, to permit the sale of the underlying  security or to enable a Fund to write another call option on the underlying  security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original  premium  received  on the call option is more or less than the cost of effecting  the  closing  purchase  transaction.  Any loss  incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying  security.  Such a loss may also be wholly or partially  offset by unrealized  appreciation  in the market value of the  underlying  security.  Conversely,  a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option  expires  unexercised,  a Fund will  realize a  short-term capital  gain in the amount of the  premium on the  option  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund  will  realize a gain or loss  from the sale of the  underlying  security equal to the  difference  between the cost of the  underlying  security  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option less the commission paid.

     The market  value of a call option  generally  reflects the market price of the underlying security.  Other principal factors affecting market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security and the time remaining until the expiration date.

     Call options will be written  only on a covered  basis,  which means that a
Fund will own the  underlying  security  subject  to a call  option at all times during the option period. Unless a closing purchase transaction is effected, the
Fund would be required to continue to hold a security  which it might  otherwise wish to sell.  Options  written by a Fund will  normally have  expiration  dates between  three and nine months from the date  written.  The exercise  price of a call  option may be below,  equal to or above the  current  market  value of the underlying security at the time the option is written.

     Purchasing Call Options.  Each Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the
Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified  exercise price at any time during the term of the option.  The writer of the call  option,  who  receives  the premium upon writing the option, has the obligation,  upon exercise of the option, to deliver the underlying  security against payment of the exercise price. The advantage is that a Fund may hedge  against an increase in the price of  securities  which it ultimately wishes to buy. However, the premium paid for the call option plus any transaction  costs will  reduce the  benefit,  if any,  realized  by a Fund upon exercise of the option.

     Each Fund may,  following  the  purchase of a call  option,  liquidate  its position by effecting a "closing  sale  transaction."  This is  accomplished  by selling an option of the same series as the option previously purchased.  A Fund will realize a profit from a closing sale  transaction  if the price received on the  transaction  is more than the premium paid to purchase  the  original  call option;  a Fund will realize a loss from a closing sale transaction if the price received  on the  transaction  is less than the  premium  paid to  purchase  the original call option.

     Although a Fund will  generally  purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an Exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing  transactions in particular options, with the result that a Fund would be required to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by a Fund may expire without any value to the Fund.

     Secured Put  Writing.  A put option  gives the  purchaser of the option the right to sell, and the writer,  in this case the Fund, the obligation to buy the underlying  security at the exercise price during the option period.  During the option period,  the writer of a put option may be assigned an exercise notice by the broker/dealer  through whom the option was sold requiring the writer to make payment of the exercise price against  delivery of the underlying  security.  In this event,  the exercise price will usually exceed the then market value of the underlying  security.  This  obligation  terminates  upon  expiration of the put option or at such  earlier time at which the writer  effects a closing  purchase transaction.  The  operation of put options in other  respects is  substantially identical to that of call options.  Premiums on outstanding  put options written or purchased by a Fund may not exceed 2% of its total assets.

     The advantage to a Fund of writing such options is that it receives premium income.  The  disadvantage  is that a Fund may have to  purchase  securities  at higher prices than the current market price if the put is exercised.

     Put options will be written only on a secured  basis,  which means that the
Fund will  maintain in a  segregated  account  with its  Custodian  cash or U.S.
government  securities  in an  amount  not less than the  exercise  price of the option  at all  times  during  the  option  period.  The  amount of cash or U.S.
government securities held in the segregated account will be adjusted on a daily basis to reflect  changes in the market value of the  securities  covered by the put option  written by a Fund.  Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for a
Fund's portfolio at a price lower than the current market price of the security.
In such event,  a Fund would  write a secured  put option at an  exercise  price which,  reduced by the premium received on the option,  reflects the lower price it is willing to pay.

     Purchasing  Put  Options.  Each Fund may purchase put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets.
Each  Fund  will,  at all  times  during  which it holds a put  option,  own the security covered by such option.

     Each Fund  intends to purchase  put  options in order to protect  against a decline in the market value of the underlying  security below the exercise price less the  premium  paid for the  option  ("protective  puts").  The  ability  to purchase  put  options  will  allow  a Fund  to  protect  unrealized  gain in an appreciated security in its portfolio without actually selling the security.  In addition,  the Fund will continue to receive interest income on the security. If the security does not drop in value, the Fund will lose the value of the premium paid. Each Fund may sell a put option which it has previously purchased prior to the sale of the securities  underlying such option.  Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other  transaction  costs paid on the put option which is sold.

Portfolio Loan Transactions
     The Funds may loan up to 25% of their assets to qualified broker/dealers or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  1) each  transaction  must  have 100%
collateral  in the form of  cash,  short-term  U.S.  government  securities,  or irrevocable  letters of credit payable by banks  acceptable to the Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase,  the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time;  4) the  Fund  must  receive  reasonable  interest  on any  loan,  and any dividends,  interest  or other  distributions  on the lent  securities,  and any increase in the market value of such securities;  5) the Fund may pay reasonable custodian  fees in  connection  with the loan;  6) the voting rights on the lent securities may pass to the borrower;  however,  if the trustees of the Fund know that a material event will occur affecting an investment  loan, they must either terminate  the  loan in order to vote  the  proxy or enter  into an  alternative arrangement with the borrower to enable the trustees to vote the proxy.

     The major risk to which a Fund would be  exposed on a loan  transaction  is the risk that the  borrower  would go  bankrupt  at a time when the value of the security goes up. Therefore, a Fund will only enter into loan arrangements after a review of all pertinent  facts by the Manager,  under the  supervision  of the
Board of Trustees,  including  the  creditworthiness  of the  borrowing  broker, dealer or  institution  and then only if the  consideration  to be received from such loans would  justify the risk.  Creditworthiness  will be  monitored  on an ongoing basis by the Manager.

Repurchase Agreements
     In order to invest its  short-term  cash  reserves  or when in a  temporary defensive posture,  each Fund may enter into repurchase agreements with banks or broker/dealers  deemed to be creditworthy by the Manager. A repurchase agreement is a short-term  investment in which the  purchaser  (i.e.,  the Fund)  acquires ownership of a debt security and the seller agrees to repurchase  the obligation at a future  time and set  price,  thereby  determining  the  yield  during  the purchaser's  holding  period.  Generally,  repurchase  agreements  are of  short duration,  often less than one week but on occasion for longer periods. Not more than 15% of the each Fund's  assets,  may be  invested  in illiquid  securities, including repurchase agreements of over seven-days'  maturity.  Should an issuer of a repurchase agreement fail to repurchase the underlying  security,  the loss to the Fund, if any,  would be the difference  between the repurchase  price and the  market  value of the  security.  Each Fund will  limit its  investments  in repurchase  agreements  to those which the Manager  under the  guidelines of the
Board of Trustees  determines to present  minimal  credit risks and which are of high  quality.  In  addition,  each  Fund must  have  collateral  of 102% of the repurchase price, including the portion representing the Fund's yield under such agreements  which is monitored on a daily basis.  Such  collateral is held by in book entry form. Such agreements may be considered loans under the 1940 Act, but each Fund considers repurchase agreements contracts for the purchase and sale of securities,  and it seeks to  perfect  a  security  interest  in the  collateral securities  so that it has the  right  to keep  and  dispose  of the  underlying collateral in the event of default.

     The  funds  in  the  Delaware   Investments(R)  family  (each  a  "Delaware
Investments(R) Fund" and collectively, the "Delaware Investments(R) Funds") have obtained an exemption (the "Order") from the  joint-transaction  prohibitions of
Section 17(d) of the 1940 Act to allow  certain  Delaware  Investments(R)  Funds jointly to invest cash  balances.  Each Fund may invest cash balances in a joint repurchase  agreement  in  accordance  with the terms of the  Order and  subject generally to the conditions described above.

Restricted Securities
     While  maintaining  oversight,  the Board of Trustees has  delegated to the
Manager the day-to-day  function of determining  whether or not individual  Rule
144A  Securities  are liquid for  purposes  of each  Fund's 15%  limitation,  on investments  in illiquid  securities.  The Board has  instructed  the Manager to consider  the  following  factors in  determining  the  liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security;  (ii)
whether at least three  dealers are willing to purchase or sell the security and the number of  potential  purchasers;  (iii)  whether at least two  dealers  are making a market in the security;  (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, the mechanics of transfer and whether a security is listed on an electric network for trading the security).

     If the Manager  determines  that a Rule 144A Security  which was previously determined to be liquid is no longer liquid and, as a result,  a Fund's holdings of  illiquid  securities  exceed the Fund's 15% limit,  on  investments  in such securities,  the Manager will  determine  what action to take to ensure that the
Fund continues to adhere to such limitation.

Swaps, Caps, Floors and Collars
     Delaware  Core Plus Bond Fund may enter into  interest  rate,  currency and index swaps and the purchase or sale of related caps, floors and collars.  It is expected that the Fund will enter into these transactions  primarily to preserve a return or spread on a particular  investment or portion of its  portfolio,  to protect against currency fluctuations,  as a duration management technique or to protect  against any increase in the price of  securities  the Fund  anticipates purchasing  at a later date.  It also is  expected  that the Fund will use these transactions  as  hedges  and not  speculative  investments  and  will  not sell interest  rate  caps or  floors  where  it  does  not own  securities  or  other instruments  providing  the  income  stream  the Fund may be  obligated  to pay.
Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate  payments  for fixed rate  payments  with  respect  to a nominal  amount of principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value  differential among them and an index swap is an agreement  to swap cash flows on a notional  amount based on changes in the values of the reference  indices.  The purchase of a cap entitles the purchaser to receive  payments on a notional  principal amount from the party  selling  such cap to the  extent  that a  specified  index  exceeds a predetermined  interest  rate or amount.  The  purchase of a floor  entitles the purchaser  to receive  payments  on a notional  principal  amount from the party selling  such  floor  to the  extent  that  a  specified  index  falls  below  a predetermined  interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a  predetermined  range of interest rates or values.

     The Fund will  usually  enter  into  swaps on a net  basis,  i.e.,  the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument,  with the Fund receiving or paying, as the case may be,  only the net amount of the two  payments.  Inasmuch as these  swaps,  caps, floors and collars are entered into for good faith hedging purposes, the Manager believes such obligations do not constitute senior securities under the 1940 Act and,  accordingly,  will not  treat  them as being  subject  to their  borrowing restrictions.  The Fund  will not  enter  into any  swap,  cap,  floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty,  combined with any credit  enhancements,  is rated at least A by S&P or Moody's or is determined  to be of equivalent  credit quality by the investment  adviser.  If there is a default by the  counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.  The swap  market has grown  substantially  in recent  years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation. As a result, the swap market has  become  relatively  liquid.  Caps,  floors  and  collars  are  more  recent innovations  for  which  standardized  documentation  has  not  yet  been  fully developed and, accordingly, they are less liquid than swaps.

U.S. Government Securities
     The U.S.  government  securities  in which a Fund may invest for  temporary purposes  and  otherwise  include a variety  of  securities  which are issued or guaranteed as to the payment of principal  and interest by the U.S.  government, and by various  agencies or  instrumentalities  which have been  established  or sponsored by the U.S. government.

     U.S.  Treasury  securities are backed by the "full faith and credit" of the
U.S.  Securities  issued or guaranteed by federal  agencies and U.S.  government sponsored  instrumentalities  may or may not be  backed  by the full  faith  and credit of the U.S.  In the case of  securities  not backed by the full faith and credit of the U.S.,  investors in such securities look principally to the agency
or   instrumentality   issuing  or  guaranteeing  the  obligation  for  ultimate
repayment,  and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment.  Agencies that are backed by the full faith and credit of the U.S.  include  the  Export-Import
Bank, Farmers Home Administration,  Federal Financing Bank, and others.  Certain agencies and instrumentalities, such as GNMA, are, in effect, backed by the full faith and credit of the U.S. through  provisions in their charters that they may make "indefinite and unlimited"  drawings on the Treasury,  if needed to service its debt. Debt from certain other agencies and instrumentalities,  including the
Federal Home Loan Bank and Federal National Mortgage Association  ("FNMA"),  are
not  guaranteed  by the  U.S.,  but  those  institutions  are  protected  by the discretionary  authority for the U.S.  Treasury to purchase  certain  amounts of their securities to assist the  institutions in meeting their debt  obligations.
Finally,  other agencies and  instrumentalities,  such as the Farm Credit System and the FHLMC,  are  federally  chartered  institutions  under  U.S.  government supervision,  but their debt securities are backed only by the  creditworthiness of those institutions, not the U.S. government.

     Some of the U.S.  government  agencies  that issue or guarantee  securities include the Export-Import Bank of the U.S., Farmers Home Administration, Federal
Housing Administration,  Maritime Administration, Small Business Administration,
and the Tennessee Valley Authority.

     An  instrumentality  of a U.S.  government  agency is a  government  agency organized under federal charter with government  supervision.  Instrumentalities issuing or  guaranteeing  securities  include,  among others,  Federal Home Loan
Banks, the Federal Land Banks, Central Bank for Cooperatives,  Federal Immediate
Credit Banks and the FNMA.

Zero Coupon and Pay-In-Kind ("PIK") Bonds
     Delaware Core Plus Bond Fund may invest in zero coupon and PIK bonds.  Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest  prior to maturity or a specified  date when the securities begin paying current interest, and therefore are issued and traded at a discount from  their  face  amounts  or pay value.  PIK bonds pay  interest  through  the issuance to holders of  additional  securities.  Zero coupon bonds and PIK bonds are  generally  considered  to be more  interest-sensitive  than income  bearing bonds, to be more speculative than  interest-bearing  bonds, and to have certain tax consequences  which could,  under certain  circumstances,  be adverse to the
Fund.  Investments  in zero coupon or PIK bonds would require the Fund to accrue and distribute income not yet received.  In order to generate sufficient cash to make these  distributions,  the Fund may be required to sell  securities  in its portfolio  that it otherwise  might have  continued to hold or to borrow.  These rules could affect the amount, timing and tax character of income distributed to you by the Fund.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     Each Fund has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after 30 calendar days have passed. The Trust posts a list of each Fund's portfolio holdings monthly, with a
30 day lag, on the Funds' Web site, www.delawareinvestments.com. In addition, on a 10 day lag, we also make available a month-end  summary  listing of the number of each Fund's securities, country and asset allocations, and top ten securities and  sectors by  percentage  of  holdings  for each Fund.  This  information  is available publicly to any and all shareholders free of charge once posted on the
Web site by calling 800 523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Funds'  shares,  are  generally  treated  similarly  and are not provided  with  the  Funds'  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the Funds are provided  with the Funds'  portfolio  holdings  only to the extent  necessary to perform services under agreements  relating to the Funds. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Funds'
independent registered public accounting firm, the Funds' custodian,  the Funds'
legal counsel,  the Funds' financial printer and the Funds' proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements") with the Funds or the Manager may receive portfolio holdings information more quickly than the 30 day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Funds'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither  the Funds,  the  Manager  nor any  affiliate  receive any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

     The Trust's Board of Trustees will be notified of any substantial change to the foregoing  procedures.  The Board of Trustees also receives an annual report from the Trust's Chief Compliance Officer which,  among other things,  addresses the operation of the Trust's  procedures  concerning the disclosure of portfolio holdings information.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Officers and Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments(R) Funds. As of November 17,
2006, the Trust's  officers and Trustees  owned less than 1% of the  outstanding shares of each Class of each Fund. The Trust's  Trustees and principal  officers are noted below along with their ages and their business experience for the past five years.  The Trustees  serve for indefinite  terms until their  resignation, death or removal.

------------- -------------- ---------------- --------------- --------- ----------------
                                                               Number
                                                               of Port-
                                                               folios
                                                               in Fund
                                                               Complex       Other
                                                               Overseen   Directorships
                                                Principal         by        Held by
Name,           Position(s)       Length       Occupation(s)   Trustee      Trustee/
Address and      Held with       of Time       During Past 5      or       Director or
Birthdate        the Trust        Served           Years       Officer       Officer
------------- -------------- ---------------- --------------- --------- ----------------
Interested Trustees
------------- -------------- ---------------- --------------- --------- ----------------
Patrick P.       Chairman,     Chairman and    Mr. Coyne has      84          None
Coyne(2)        President,     Trustee since     served in
2005 Market        Chief      August 16, 2006     various
Street           Executive                       executive
Philadelphia,   Officer and    President and   capacities at
PA 19103          Trustee          Chief         different
                                Executive        times at
April 14,                      Officer since      Delaware
1963                          August 1, 2006   Investments(1)
------------- -------------- ---------------- --------------- --------- ----------------
Independent Trustees
------------- -------------- ---------------- --------------- --------- ----------------
Thomas L.        Trustee       Since March        Private         84          None
Bennett                           2005           Investor -
2005 Market                                    (March 2004 -
Street                                            Present)
Philadelphia,
PA 19103                                         Investment
                                                 Manager -
October 4,                                        Morgan
1947                                           Stanley & Co.
                                               (January 1984
                                               - March 2004)

------------- -------------- ---------------- --------------- --------- ----------------
John A. Fry      Trustee      Since January    President -        84       Director -
2005 Market                       2001          Franklin &                 Community
Street                                           Marshall                Health Systems
Philadelphia,                                    College
PA 19103                                       (June 2002 -
                                                 Present)
May 28, 1960
                                                Executive
                                                   Vice
                                               President -
                                              University of
                                               Pennsylvania
                                              (April 1995 -
                                                June 2002)

------------- -------------- ---------------- --------------- --------- ----------------
Anthony D.       Trustee       Since April    Founder/Managing    84          None
Knerr                             1990          Director -
2005 Market                                   Anthony Knerr
Street                                         & Associates
Philadelphia,                                   (Strategic
PA 19103                                       Consulting)
                                                 (1990 -
December 7,                                      Present)
1938

------------- -------------- ---------------- --------------- --------- ----------------
Lucinda S.       Trustee       Since March        Chief           84          None
Landreth                          2005          Investment
2005 Market                                     Officer -
Street                                        Assurant, Inc.
Philadelphia,                                   (Insurance)
PA 19103                                       (2002 - 2004)

June 24,
1947
------------- -------------- ---------------- --------------- --------- ----------------
Ann R. Leven     Trustee          Since       Treasurer/Chief     84      Director and
2005 Market                  September 1989       Fiscal                     Audit
Street                                          Officer --                 Committee
Philadelphia,                                    National                Chairperson -
PA 19103                                      Gallery of Art              Andy Warhol
                                              (1994 - 1999)               Foundation
November 1,
1940                                                                     Director and
                                                                             Audit
                                                                           Committee
                                                                           Member -
                                                                         Systemax Inc.

------------- -------------- ---------------- --------------- --------- ----------------
Thomas F.        Trustee     Since May 1999   President/Chief     84       Director -
Madison                                         Executive                Banner Health
2005 Market                                   Officer - MLM
Street                                          Partners,                 Director -
Philadelphia,                                      Inc.                   CenterPoint
PA 19103                                          (Small                    Energy
                                                 Business
February                                        Investing &               Director and
25, 1936                                        Consulting)                   Audit
                                              (January 1993                Committee
                                                - Present)                  Member -
                                                                         Digital River
                                                                              Inc.

                                                                         Director and
                                                                             Audit
                                                                           Committee
                                                                            Member -
                                                                             Rimage
                                                                          Corporation

                                                                          Director -
                                                                            Valmont
                                                                           Industries,
                                                                             Inc.

------------- -------------- ---------------- --------------- --------- ----------------
Janet L.         Trustee       Since April         Vice           84          None
Yeomans                           1999          President
2005 Market                                   (January 2003
Street                                          - Present)
Philadelphia,                                 and Treasurer
PA 19103                                      (January 2006
                                                - Present)
July 31,                                      3M Corporation
1948
                                               Ms. Yeomans
                                                 has held
                                                 various
                                                management
                                               positions at
                                                    3M
                                               Corporation
                                               since 1983.

------------- -------------- ---------------- --------------- --------- ----------------
J. Richard       Trustee       Since March      Founder -         84      Director and
Zecher                            1999           Investor                    Audit
2005 Market                                     Analytics                  Committee
Street                                            (Risk                     Member -
Philadelphia,                                  Management)                  Investor
PA 19103                                       (May 1999 -                 Analytics
                                                 Present)
July 3, 1940                                                             Director and
                                                                             Audit
                                                                           Committee
                                                                           Member -
                                                                         Oxigene, Inc.

------------- -------------- ---------------- --------------- --------- ----------------

------------- -------------- ---------------- --------------- --------- ----------------
                                                               Number
                                                               of Port-
                                                               folios
                                                               in Fund
                                                               Complex       Other
                                                               Overseen   Directorships
                                                Principal         by        Held by
Name,           Position(s)       Length       Occupation(s)   Trustee      Trustee/
Address and      Held with       of Time       During Past 5      or       Director or
Birthdate        the Trust        Served           Years       Officer       Officer
------------- -------------- ---------------- --------------- --------- ----------------
Officers
------------- -------------- ---------------- --------------- --------- ----------------
David F.           Vice       Vice President     Mr. Connor       84         None(3)
Connor          President,         since        has served
2005 Market       Deputy      September 2000      as Vice
Street            General      and Secretary   President and
Philadelphia,   Counsel and    since October       Deputy
PA 19103         Secretary         2005           General
                                                Counsel at
December 2,                                      Delaware
1963                                            Investments
                                                 since 2000
------------- -------------- ---------------- --------------- --------- ----------------
David P.       Senior Vice     Senior Vice     Mr. O'Connor       84         None(3)
O'Connor       President,      President,     has served in
2005 Market      General         General         various
Street         Counsel and     Counsel and    executive and
Philadelphia,  Chief Legal     Chief Legal        legal
PA 19103         Officer      Officer since   capacities at
                              October 2005      different
February                                         times at
21, 1966                                         Delaware
                                               Investments
------------- -------------- ---------------- --------------- --------- ----------------
John J.        Senior Vice      Treasurer      Mr. O'Connor       84         None(3)
O'Connor        President    since February   has served in
2005 Market   and Treasurer       2005           various
Street                                          executive
Philadelphia,                                 capacities at
PA 19103                                        different
                                                 times at
June 16,                                         Delaware
1957                                           Investments

------------- -------------- ---------------- --------------- --------- ----------------
Richard J.     Senior Vice      Senior Vice     Mr. Salus has     84         None(3)
Salus           President      President and    served in
2005 Market     and Chief     Chief Financial     various
Street          Financial     Officer since      executive
Philadelphia,    Officer        November 1,    capacities at
PA 19103                          2006          different
                                                 times at
October 4,                                       Delaware
1963                                            Investments

----------------------------------------------------------------------------------------

(1)  Delaware  Investments(R)  is the  marketing  name for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trust's  Manager, principal underwriter and transfer agent.

(2)  Mr. Coyne is  considered  to be an  "Interested  Trustee"  because he is an executive officer of the Trust's Manager.

(3)  David F. Connor,  David P. O'Connor,  John J. O'Connor and Richard J. Salus
     also serve in similar capacities for the six portfolios of the Optimum Fund
     Trust,  which have the same  Manager,  principal  underwriter  and transfer agent as the Trust.  Mr. John J. O'Connor also serves in a similar capacity
     for  Lincoln  Variable   Insurance  Products  Trust,  which  has  the  same
     investment manager as the Trust.

----------------------------------------------------------------------------------------

     The following is additional information regarding investment  professionals affiliated with the Trust.

-------------- ---------------------- ---------------------- -----------------------
Name,             Position(s) Held                                   Principal
Address and      with Delaware Group                           Occupation(s) During
Birthdate        Government Fund        Length of Time Served     Past 5 Years
-------------- ---------------------- ---------------------- -----------------------
Ryan K.           Executive Vice       6 Years at Delaware    Mr. Brist has served
Brist, CFA         President and          Investments(R)     in various capacities
2005 Market     Managing Director,                           at different times at
Street           Chief Investment                             Delaware Investments
Philadelphia,        Officer -
PA 19103-7094      Fixed-Income

March 22,
1971

-------------- ---------------------- ---------------------- -----------------------
Stephen R.           Senior Vice       14 Years at Delaware   Mr. Cianci has served
Cianci, CFA     President and Senior       Investments(R)      in various executive
2005 Market      Portfolio Manager                               capacities at
Street                                                         different times at
Philadelphia,                                                Delaware Investments.
PA 19103-7094

May 12, 1969

-------------- ---------------------- ---------------------- -----------------------
Paul Grillo,        Senior Vice       14 Years at Delaware   Mr. Grillo has served
CFA             President and Senior       Investments(R)     in various capacities
2005 Market       Portfolio Manager                           at different times at
Street                                                        Delaware Investments
Philadelphia,
PA 19103

May 16, 1959
-------------- ---------------------- ---------------------- -----------------------

     The following  table shows each Trustee's  ownership of shares of the Trust and of all Delaware Investments(R) Funds as of December 31, 2005.

------------------- --------------------- -----------------------------
                                             Aggregate Dollar Range of
                                             Equity Securities in All
                                              Registered Investment
                       Dollar Range of        Companies Overseen by
                      Equity Securities        Trustee in Family of
Name                     in the Funds          Investment Companies
------------------- --------------------- -----------------------------
Thomas L. Bennett           None                      None
------------------- --------------------- -----------------------------
Patrick P. Coyne            None                  Over $100,000
------------------- --------------------- -----------------------------
John A. Fry(1)              None                  Over $100,000
------------------- --------------------- -----------------------------
Anthony D. Knerr            None                $10,001 - $50,000
------------------- --------------------- -----------------------------
Lucinda S.                  None                  $1 - $10,000
Landreth
------------------- --------------------- -----------------------------
Ann R. Leven                None                  Over $100,000
------------------- --------------------- -----------------------------
Thomas F. Madison           None                $10,001 - $50,000
------------------- --------------------- -----------------------------
Janet L. Yeomans            None                $50,001 - $100,000
------------------- --------------------- -----------------------------
J. Richard Zecher           None                      None
------------------- --------------------- -----------------------------

(1) As of December  31,  2005,  John A. Fry held  assets in a 529 Plan  account.
Under the terms of the Plan,  a portion  of the  assets  held in the Plan may be invested in the Funds.  Mr. Fry held no shares of the Funds  outside of the Plan as of December 31, 2005.

     The following  table describes the aggregate  compensation  received by the
Trustees  from the Trust and the total  compensation  received from all Delaware
Investments(R) Funds  for which he or she serves as a Trustee or Director for the fiscal  year  ended  July 31,  2006 and an  estimate  of annual  benefits  to be
received  upon  retirement   under  the  Delaware  Group   Retirement  Plan  for
Trustees/Directors  as of July 31, 2006.  Only the Trustees of the Trust who are
not "interested persons" as defined by the 1940 Act (the "Independent Trustees")
receive compensation from the Funds.

----------------- ------------ ----------------- ------------ -------------
                                                                 Total
                                                              Compensation
                                                                from the
                                  Pension or      Estimated    Investment
                   Aggregate      Retirement       Annual      Companies
                  Compensation     Benefits       Benefits    in Delaware
                   from the    Accrued as Part      Upon      Investments(R)
Trustee(1)           Trust     of Fund Expenses  Retirement    Complex(2)
----------------- ------------ ----------------- ------------ -------------
Thomas L.             $949           None          $80,000      $147,500
Bennett
----------------- ------------ ----------------- ------------ -------------
John A. Fry           $993           None          $80,000      $153,600
----------------- ------------ ----------------- ------------ -------------
Anthony D. Knerr      $929           None          $80,000      $143,600
----------------- ------------ ----------------- ------------ -------------
Lucinda S.            $929           None          $80,000      $143,600
Landreth
----------------- ------------ ----------------- ------------ -------------
Ann R. Leven        $1,120           None          $80,000      $173,500
----------------- ------------ ----------------- ------------ -------------
Thomas F.           $1,046           None          $80,000      $162,500
Madison
----------------- ------------ ----------------- ------------ -------------
Janet L. Yeomans      $949           None          $80,000      $147,500
----------------- ------------ ----------------- ------------ -------------
J. Richard            $933           None          $80,000      $145,000
Zecher
----------------- ------------ ----------------- ------------ -------------

(1)  Under  the  terms  of  the  Delaware  Investments(R) Retirement   Plan  for
     Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five  continuous  years,  is  entitled to receive payments from each investment company in the Delaware Investments(R) family for which he or she serves as  Trustee/Director  for a period  equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal,  on an annual  basis,  to the amount of the annual  retainer that is paid to  Trustees/Directors  of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of July 31,
     2006, he or she would be entitled to annual  payments  totaling the amounts noted above, in the aggregate,  from all of the investment companies in the
     Delaware   Investments(R) family   for   which  he  or  she   serves   as  a
     Trustee/Director,  based  on the  number  of  investment  companies  in the
     Delaware Investments(R) family as of that date.

(2)  Each  Independent   Trustee/Director  currently  receives  a  total  annual
     retainer  fee of $84,000  for  serving as a  Trustee/  Director  for all 30 investment companies in the Delaware Investments(R) Family,  plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from  all  investment  companies  in the  complex.  Members  of  the  Audit
     Committee  receive  additional  compensation  of $2,500  for each  meeting.
     Members of the Investments  Committee  receive  additional  compensation of
     $2,500 for each meeting. Members of the Nominating and Corporate Governance
     Committee receive  additional  compensation of $2,500 for each meeting.  In addition,  the  chairpersons  of the Audit  and  Nominating  and  Corporate
     Governance  Committees  each  receive an annual  retainer of  $15,000.  The chairperson of the  Investments  Committee  receives an annual  retainer of
     $10,000.   The   Lead/Coordinating   Trustee/Director   of   the   Delaware
     Investments(R) Funds receives an additional retainer of $35,000.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held six meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the  Board of  Trustees  only in the event  that  there is a vacancy  on the  Board.  Shareholders  who wish to  submit  recommendations  for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the  Nominating  and  Corporate  Governance  Committee,  c/o Delaware
Investments(R) Funds  at 2005 Market Street,  Philadelphia,  Pennsylvania  19103.
Shareholders  should  include  appropriate  information  on the  background  and qualifications  of any  person  recommended  (e.g.,  a  resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected.  Shareholder  recommendations for nominations to the Board will be accepted on an ongoing basis and such  recommendations will be kept on file  for  consideration  when  there is a  vacancy  on the  Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,
Chairman;  Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio).
The committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held five meetings during the Trust's last fiscal year.

     Investments  Committee:  The primary purposes of the Investments  Committee are to: (i) assist the Board at its request in its  oversight of the  investment advisory  services  provided  to  the  Funds  by  the  Manager  as  well  as any sub-advisers;  (ii) review all proposed advisory and sub-advisory agreements for new Funds or proposed  amendments  to existing  agreements  and  recommend  what action the full Board and the independent  directors/trustees take regarding the approval of all such  proposed  agreements;  and (iii)  review from time to time reports supplied by the Manager  regarding  investment  performance and expenses and suggest changes to such reports.  The Investments  Committee consists of the following four Independent  Trustees:  Thomas L. Bennett,  Chairman;  Lucinda S.
Landreth;  Jan L. Yeomans; and J. Richard Zecher. The Investments  Committee was
established on October 25, 2006. The  Investments  Committee did not meet during the Trust's last fiscal year.

Code of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors,
Inc. (the Funds' financial intermediary wholesaler) have adopted Codes of Ethics in  compliance  with the  requirements  of Rule 17j-1 under the 1940 Act,  which govern  personal  securities  transactions.  Under the Codes of Ethics,  persons
subject  to  the  Codes  are   permitted   to  engage  in  personal   securities
transactions,  including  securities that may be purchased or held by the Funds, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Funds have  formally  delegated  to the Manager the ability to make all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds,  the Manager will vote such  proxies  pursuant  to  its  Proxy  Voting  Policies  and  Procedures  (the
"Procedures").  The  Manager  has  established  a Proxy  Voting  Committee  (the
"Committee")  which is responsible  for  overseeing  the Manager's  proxy voting process for the Funds. One of the main  responsibilities  of the Committee is to review and approve the  Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements  on behalf of the Funds and other  clients  of the  Manager  and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for the  Funds,  ISS will  create a record of the vote.  By no later  than
August 31 of each year,  information  (if any)  regarding  how the Manager voted proxies  relating to each Fund's portfolio  securities  during the most recently completed 12-month period ended June 30 is available without charge: (i) through the Funds' website at www.delawareinvestments.com; and (ii) on the SEC's website at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Funds.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Funds.  Some  examples of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to equity-based  compensation  plans are generally  determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

     Because the Funds have delegated proxy voting to the Manager, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore do not have procedures regarding this matter. However, the Manager does  have a  section  in its  Procedures  that  addresses  the  possibility  of conflicts of interest.  Most proxies which the Manager receives on behalf of the
Funds are voted by ISS in accordance  with the  Procedures.  Because  almost all
Fund  proxies are voted by ISS  pursuant to the  pre-determined  Procedures,  it normally will not be necessary  for the Manager to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy voting  process.  In the very limited instances  where the  Manager is  considering  voting a proxy  contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the
Manager.  If a member of the  Committee  has actual  knowledge  of a conflict of interest,  the Committee will normally use another independent third party to do
additional   research  on  the  particular  proxy  issue  in  order  to  make  a recommendation  to the Committee on how to vote the proxy in the best  interests of the Funds.  The  Committee  will then review the proxy voting  materials  and recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee  believes is  consistent  with the Procedures and in the best interests of the Funds.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  the  Funds,  subject  to  the
supervision  and  direction of the Trust's  Board of Trustees.  The Manager also
provides   investment   management   services  to  all  of  the  other  Delaware
Investments(R)  Funds.  Affiliates  of the Manager also manage other  investment accounts.  While investment  decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.
The Manager pays the salaries of all  Trustees,  officers and  employees who are affiliated with both the Manager and the Trust.

     As of September 30, 2006,  the Manager and its affiliates  within  Delaware
Investments(R)  were  managing  in the  aggregate  in excess of $150  billion in assets in various  institutional or separately  managed,  investment company and insurance  accounts.  The  Manager is a series of Delaware  Management  Business
Trust, which is an indirect  subsidiary of Delaware  Management  Holdings,  Inc.
("DMH"). DMH is an indirect subsidiary,  and subject to the ultimate control, of
Lincoln  National  Corporation   ("Lincoln").   Lincoln,  with  headquarters  in
Philadelphia,  Pennsylvania,  is a diversified  organization  with operations in many  aspects  of the  financial  services  industry,  including  insurance  and investment management. Delaware Investments(R) is the marketing name for DMH and its subsidiaries.  The Manager and its affiliates own the name "Delaware Group."
Under certain  circumstances,  including the termination of the Trust's advisory relationship  with  the  Manager  or  its  distribution  relationship  with  the
Distributor,  the Manager and its affiliates could cause the Trust to remove the words "Delaware Group" from its name.

     The Investment  Management  Agreement for the Funds is dated  September 29,
1999 and was approved by the initial  shareholder of the Delaware Core Plus Bond
Fund on that date and the Delaware Inflation  Protected Bond Fund on December 1,
2004. The Investment  Management  Agreement had an initial term of two years and may be  renewed  each  year only so long as such  renewal  and  continuance  are specifically approved at least annually by the Board of Trustees or by vote of a majority of the  outstanding  voting  securities  of each Fund,  and only if the terms and the renewal  thereof  have been  approved by the vote of a majority of the Trustees of the Trust who are not parties  thereto or interested  persons of any such party,  cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement is terminable without penalty on 60 days' notice by the Trustees of the Trust or by the Manager. The Agreement
will terminate automatically in the event of its assignment.

     The management fee rate schedule for each Fund is as follows:

                                   Management Fee Schedule
                                   (as a percentage of average daily net assets)
Fund Name                          Annual Rate
---------------------------------- ---------------------------------------------
Delaware Core Plus Bond Fund       0.55% on first $500 million
                                   0.50% on next $500 million
                                   0.45% on next $1,500 million
                                   0.425% on assets in excess of $2,500 million

Delaware Inflation Protected       0.45% on first $500 million
 Bond Fund                         0.40% on next $500 million
                                   0.35% on next $1,500 million
                                   0.30% on assets in excess of $2,500 million

     During the past three fiscal years, the Funds paid the following investment management fees:

                          Delaware Core Plus Bond Fund
                            Investment Advisory Fees
--------------------- --------------------- ---------------- -------------------
Fiscal Year Ended           Incurred               Paid             Waived
7/31/06                     $757,760              $528,692          $229,068
7/31/05                     $888,103              $718,393          $169,710
7/31/04                    $1,178,003              $8,459          $1,169,544

                     Delaware Inflation Protected Bond Fund
                            Investment Advisory Fees
Fiscal Year Ended           Incurred               Paid             Waived
--------------------- --------------------- ---------------- -------------------
7/31/06                     $88,551                  $0             $88,551
7/31/05                     $15,764                  $0             $15,764
7/31/04*                      N/A                   N/A               N/A

*    The Delaware Inflation Protected Bond Fund commenced operations on December
     1, 2004.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.  ("DDLP",  located at 2005
Market Street, Philadelphia,  PA 19103-7094,  serves as the national distributor of the Trust's  shares under a  Distribution  Agreement  dated May 15, 2003,  as amended May 19, 2005.  The  Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution,  except for payments by the Fund
Classes under their  respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of DMH, and, therefore, of Lincoln. The Distributor has agreed to use its  best  efforts  to  sell  shares  of the  Funds.  See the  Prospectuses  for information  on how to invest.  Shares of the Funds are offered on a  continuous basis by the  Distributor  and may be purchased  through  authorized  investment dealers or directly by contacting the Distributor or the Trust.  The Distributor also serves as national distributor for the other Delaware Investments(R) Funds.
The Board of Trustees annually reviews fees paid to the Distributor.

     During the Funds' last three fiscal  years,  the  Distributor  received net commissions from each Fund on behalf of their  respective Class A Shares,  after reallowances to dealers, as follows:

                          Delaware Core Plus Bond Fund
                 Total Amount of
Fiscal Year       Underwriting       Amounts Re-allowed       Net Commission
Ended               Commission           to Dealers         to the Distributor
---------------- ------------------ ----------------------- ------------------
07/31/06             $71,720              $60,834                $10,886
07/31/05             $75,386              $65,204                $10,182
07/31/04            $105,047              $90,288                $14,759

                     Delaware Inflation Protected Bond Fund
                 Total Amount of
Fiscal Year       Underwriting       Amounts Re-allowed       Net Commission
Ended               Commission           to Dealers         to the Distributor
---------------- ------------------ ----------------------- ------------------
07/31/06             $33,350              $28,996                 $4,354
07/31/05             $12,803              $11,162                 $1,641
07/31/04*              N/A                  N/A                    N/A

*    The Delaware Inflation Protected Bond Fund commenced operations on December
     1, 2004.

     During the Funds' last three fiscal years, the Distributor received, in the aggregate, CDSC payments for the Funds as follows:

                          Delaware Core Plus Bond Fund
Fiscal Year Ended      Class A               Class B              Class C
07/31/06                  $0                 $37,086               $1,478
07/31/05                  $0                 $59,216               $1,194
07/31/04                  $0                $129,554               $1,041

                     Delaware Inflation Protected Bond Fund
Fiscal Year Ended      Class A               Class B              Class C
07//31/06                 $0                   $216                  $4
07/31/05                  $0                    $0                   $0
07/31/04*                N/A                   N/A                   N/A

*    The Delaware Inflation Protected Bond Fund commenced operations on December
     1, 2004.

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the  Funds'  financial  intermediary  wholesaler  pursuant  to a Third
Amended  and  Restated  Financial   Intermediary   Distribution  Agreement  (the
"Intermediary  Agreeement") with the Distributor  effective January 1, 2007. LFD shall: (i) promote the sale of a Fund's shares through broker/dealers, financial
advisors   and  other   financial   intermediaries   (collectively,   "Financial
Intermediaries"); (ii) create messaging and packaging for certain non-regulatory sales  and  marketing  materials  related  to a Fund;  and  (iii)  produce  such non-regulatory  sales and marketing  materials related to a Fund. The address of
LFD is 2001 Market Street,  Philadelphia,  PA 19103-7055.  The Distributor shall pay LFD for the actual  expenses  incurred by LFD in performing its duties under the Intermediary  Agreement as determined by the Distributor's monthly review of
information   retrieved  from  Lincoln  Financial  Group's   applicable  expense
management  system.  Based on this review,  the Distributor may request that LFD provide  additional  information  describing  its expenses in detail  reasonably acceptable to the Distributor.  Additionally,  the parties shall agree from time to time to a mechanism to monitor LFD's expenses.

     The fees associated with LFD's services to the Funds are borne  exclusively by the Distributor and not by the Funds.

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as the Funds' shareholder  servicing,  dividend  disbursing and transfer agent (the
"Transfer Agent") pursuant to a Shareholders  Services Agreement dated April 19,
2001. The Transfer  Agent is an indirect  subsidiary of DMH and,  therefore,  of
Lincoln.  The  Transfer  Agent  also  acts as  shareholder  servicing,  dividend disbursing and transfer agent for other Delaware Investments(R) Funds. Effective
December 1, 2006,  the Transfer  Agent is paid a fee by the Funds for  providing these  services  consisting  of an annual per account  charge of $22.85 for each open and closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

     Each Fund has  authorized  one or more  brokers  to  accept  on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be  deemed  to  have  received  a  purchase  or  redemption  order  when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Fund Accountants
     Delaware Services Company,  Inc. also provides  accounting  services to the
Funds pursuant to a separate Fund Accounting  Agreement.  Those services include performing all functions related to calculating the Funds' NAV and providing all financial  reporting services,  regulatory  compliance testing and other related accounting services. For its services, Delaware Services Company, Inc. is paid a fee based on total assets of all of the Delaware  Investments(R) Funds for which it provides such accounting  services.  Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which Delaware  Services  Company,
Inc. furnishes  accounting  services.  The fees are charged to each Fund and the other Delaware Investments(R) Funds on an aggregate pro rata basis.

Custodian
     JPMorgan Chase Bank  ("Chase"),  4 Chase  Metrotech  Center,  Brooklyn,  NY
11245,  is custodian of the Delaware Core Plus Bond Fund's  securities and cash.
Mellon  Bank,  N.A.,  One Mellon  Center,  Pittsburgh,  PA 15285  ("Mellon")  is
custodian of the Delaware  Inflation  Protected Bond Fund's securities and cash.
As custodians  for the Funds,  Chase and Mellon  maintain a separate  account or accounts  for each  respective  Fund;  receives,  holds and  releases  portfolio securities on account for each respective Fund;  receives and disburses money on behalf of each  respective  Fund;  and collects  and  receives  income and other payments  and  distributions  on account  of each  respective  Fund's  portfolio securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which the portfolio managers are primarily responsible as of July 31, 2006.

                                                                      Total Assets
                                                      Number of       in Accounts
                                          Total      Accounts with      with
                           Number of      Assets      Performance-    Performance-
                            Accounts      Managed      Based Fees      Based Fees
------------------------- ------------- ----------- ---------------- -------------
Ryan K. Brist
    Registered                 12          $2.0             0               $0
    Investment Companies                  billion
    Other Pooled               2           $13.3            0               $0
    Investment Vehicles                   million
    Other Accounts             31          $1.8             0               $0
                                          billion
Stephen R. Cianci
    Registered                 12          $2.0             0               $0
    Investment Companies                  billion
    Other Pooled               2           $13.3            0               $0
    Investment Vehicles                   million
    Other Accounts             31          $1.8             0               $0
                                          billion
Paul Grillo
    Registered                 11          $2.0             0               $0
    Investment Companies                  billion
    Other Pooled               2           $13.3            0               $0
    Investment Vehicles                   million
    Other Accounts             41          $2.7             0               $0
                                          billion

Description of Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided to the Funds and the  investment action for each account and Fund may differ. For example, an account or Fund may be  selling a  security,  while  another  account or Fund may be  purchasing  or holding the same security.  As a result,  transactions  executed for one account
may  adversely   affect  the  value  of  securities  held  by  another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts for which the  investment  would be  suitable  may not be able to  participate.  The
Manager has adopted  procedures  designed to allocate  investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio manager's compensation consists of the following:

     Base Salary:  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus:  Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative  and qualitative  factors.  There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments  is first  determined  by  mathematical  equation  based on all  assets managed (including investment companies,  insurance product-related accounts and other separate  accounts),  management fees and related expenses (including fund waiver  expenses) for registered  investment  companies,  pooled  vehicles,  and managed separate  accounts.  Generally,  50%-70% of the bonus is  quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus
is  quantitatively   determined.  For  investment  companies,  each  manager  is compensated  according to the Fund's Lipper peer group  percentile  ranking on a one-year and three-year basis,  equally weighted.  For managed separate accounts the portfolio  managers are  compensated  according to the composite  percentile ranking against the Frank Russell and Callan Associates  databases on a one-year and three-year basis, with three-year  performance more heavily weighted.  There is no objective  award for a fund that falls below the 50th  percentile over the three-year  period.  There is a sliding scale for investment  companies that are ranked above the 50th percentile.  The remaining 30%-50% portion of the bonus is discretionary  as  determined by Delaware  Investments(R) and takes into account subjective factors.

     Deferred  Compensation:   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or "performance  shares",  in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded from time to time by the  investment  manager in its full  discretion.  Option  awards may be based in part on seniority.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities

     As of July 31, 2006,  the Funds'  portfolio  managers  owned the  following amounts of Fund shares:

                                                Dollar Range of
Portfolio Manager                            Fund Shares Owned(1)
-------------------------------- -------------------------------------------

Ryan K. Brist                                         None
Stephen R. Cianci                                     None
Paul Grillo                                           None

(1)  Includes Fund shares  beneficially owned by portfolio manager and immediate family members sharing the same household.

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager selects broker/dealers to execute transactions on behalf of the
Funds  for the  purchase  or sale of  portfolio  securities  on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who will  provide  best  execution  for the  Funds.  Best  execution  refers to many factors,  including  the price paid or received for a security,  the  commission charged,  the promptness and reliability of execution,  the  confidentiality and placement  accorded the order and other factors  affecting  the overall  benefit obtained by the account on the transaction.  Some trades are made on a net basis where the Funds either buy  securities  directly from the dealer or sell them to the dealer. In these instances,  there is no direct commission charged but there is a  spread  (the  difference  between  the buy and  sell  price)  which is the equivalent of a commission.  When a commission is paid, the Funds pay reasonable brokerage  commission  rates  based  upon  the  professional  knowledge  of  the
Manager's  trading   department  as  to  rates  paid  and  charged  for  similar transactions  throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

     During  the past  three  fiscal  years,  the  aggregate  dollar  amounts of brokerage commissions paid by the Funds were as follows:

                              Brokerage Commissions

                                         7/31/06        7/31/05         7/31/04
Delaware Core Plus Bond Fund             $21,383        $28,030         $92,799
Delaware Inflation Protected Bond Fund      $895           $437            N/A*

*    The Delaware Inflation Protected Bond Fund commenced operations on December
     1, 2004.

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment  decision-making  process  with  respect  to one or  more  funds  and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     As provided in the  Securities  Exchange Act of 1934,  as amended,  and the
Funds' Investment Management  Agreement,  higher commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and research  services  than to broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services provided.  Although transactions directed to broker/dealers who provide such  brokerage  and research  services  may result in the Funds  paying  higher
commissions,   the  Manager   believes  that  the   commissions   paid  to  such
broker/dealers  are not, in general,  higher than commissions that would be paid to  broker/dealers  not providing  such services and that such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  that  generate  commissions  or  their  equivalent  are allocated to broker/dealers who provide daily portfolio pricing services to each
Fund and to other  Delaware  Investments(R)  Funds.  Subject to best  execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During  the fiscal year ended July 31,  2006,  the Funds did not engage in any  portfolio  transactions  resulting  in  brokerage  commissions  directed to brokers for brokerage and research services.

     As of July 31,  2006,  the  Funds  did not hold  any  securities  of their regular  broker/dealers,  as defined in Rule 10b-1  under the 1940 Act,  or such broker/dealers' parents.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain,  it is the opinion of the Manager and the Trust's Board of Trustees that the  advantages  of combined  orders  outweigh  the  possible  disadvantages  of separate transactions.

     Consistent with the National  Association of Securities Dealers,  Inc. (the
"NASD"),  and subject to seeking  best  execution,  the Manager may place orders with  broker/dealers  that have agreed to defray  certain Fund  expenses such as custodian fees.

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization
     The Trust  currently  has  authorized,  and allocated to each Class of each
Fund,  an unlimited  number of shares of  beneficial  interest with no par value allocated to each Class of each Fund.  All shares are, when issued in accordance with the Trust's registration statement (as amended),  governing instruments and applicable  law, fully paid and  non-assessable.  Shares do not have  preemptive rights.  All shares of a Fund represent an undivided  proportionate  interest in the assets of such Fund. Shares of a Fund's  Institutional Class may not vote on any matter that affects its respective  Fund Classes'  Distribution  Plans under
Rule 12b-1.  Similarly,  as a general  matter,  shareholders of Fund Classes may vote only on  matters  affecting  their  respective  Class,  including  the Fund
Classes'  Rule 12b-1  Plans that  relate to the Class of shares  that they hold.
However,  each  Fund's  Class B Shares  may  vote on any  proposal  to  increase materially  the fees to be paid by such Fund under the Rule 12b-1 Plan  relating to its Class A Shares.  Except for the foregoing,  each share Class has the same voting and other rights and preferences as the other Classes of a Fund.  General expenses  of each Fund will be  allocated  on a  pro-rata  basis to the  classes according to asset size,  except that  expenses of the Fund  Classes' Rule 12b-1
Plans will be allocated solely to those classes.

     Until May 31, 1992, Delaware Core Plus Bond Fund offered two retail classes of shares,  Government  Income  Series I class and  Government  Income Series II class (now, Class A Shares). Shares of the Government Income Series I class were offered with a higher sales charge than that applicable to the Government Income
Series II class, but without the imposition of a Rule 12b-1 fee.  Effective June
1, 1992, following  shareholder approval of a plan of recapitalization on May 8,
1992,  shareholders  of the  Government  Income  Series I class had their shares converted  into  shares of the  Government  Income  Series  II class and  became subject to the latter  class' Rule 12b-1  charges.  Effective  at the same time, following approval by shareholders,  the name of the Government Income Series II class was changed to U.S. Government Fund class. Effective May 2, 1994, the U.S.
Government  Fund class became known as the U.S.  Government Fund A Class and the
U.S. Government Fund  (Institutional)  class became known as the U.S. Government
Fund  Institutional  Class.  Effective  as of  August  16,  1999,  the  name  of
Government  Income  Series  (known as U.S.  Government  Fund) was changed to the
American  Government Bond Fund.  Effective in late January 2007, the name of the
American Government Bond Fund will change to the Core Plus Bond Fund.

     Beginning  December 1, 2004,  Delaware  Group  Government  Fund offered the
Delaware Inflation Protected Bond Fund series.

     Effective as of September 29, 1999, the name of Delaware  Group  Government
Fund,  Inc.  changed to Delaware Group  Government  Fund.  Class R Shares of the
Delaware Core Plus Bond Fund (the Delaware  American  Government Bond Fund until late January 2007) were first offered on June 2, 2003.

Noncumulative Voting
     The Trust's shares have noncumulative  voting rights,  which means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

General Information
     Shares of the Funds are offered on a  continuous  basis by the  Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if in the opinion of management  such  rejection is in the Fund's best  interest.  The minimum  initial  investment  generally  is $1,000  for Class A Shares,  Class B
Shares and Class C Shares.  Subsequent  purchases of such Classes generally must be at least $100.  The initial and  subsequent  investment  minimums for Class A
Shares will be waived for  purchases by officers,  Trustees and employees of any
Delaware  Investments(R) Fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform  Gifts to Minors Act or Uniform  Transfers to Minors Act
and shares purchased in connection with an Automatic  Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent  purchase of $25.
There are no minimum  purchase  requirements  for Class R and the  Institutional
Class, but certain eligibility requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000.  See "Investment Plans" for purchase limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of  $50,000 or more in Class A
Shares,  and that Class A Shares are  subject  to lower  annual  Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a contingent deferred sales charge ("CDSC").

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  Each Fund can redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases in any Delaware  Investments(R) Fund.  Each Fund  reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance  requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The  NASD  has  adopted  amendments  to  its  Conduct  Rules,  relating  to investment  company  sales  charges.  The  Trust and the  Distributor  intend to operate in compliance with these rules.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously  issued for Class A Shares and Institutional  Class
Shares  of  the  Funds.  However,   purchases  not  involving  the  issuance  of
certificates  are  confirmed to the  investor and credited to the  shareholder's account on the books  maintained by the Transfer  Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain limited  circumstances that are approved by an appropriate officer of the Funds.
No charge is assessed by the Trust for any certificate  issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited  circumstances that are approved by an appropriate officer of the Funds.  In those  circumstances,  a  shareholder  may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of  obtaining a bond  covering the lost or stolen  certificate.  Please contact  the Trust for  further  information.  Investors  who hold  certificates representing  any of their  shares  may only  redeem  those  shares  by  written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, Class B and Class C Shares
     The alternative purchase arrangements of Class A Shares, Class B Shares and
Class C Shares permit  investors to choose the method of purchasing  shares that is most suitable for their needs given the amount of their purchase,  the length of time they  expect to hold  their  shares  and other  relevant  circumstances.
Investors should determine whether, given their particular circumstances,  it is more  advantageous to purchase Class A Shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% and 0.25% of the average  daily net assets of Class A Shares of Core Plus Bond Fund and Inflation
Protected  Bond Fund,  respectively;  or to purchase  either  Class B or Class C
Shares and have the entire initial  purchase  amount  invested in each Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses.
Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of  purchase.  Class B and Class C Shares  are each  subject to annual Rule 12b-1 Plan  expenses of up to a maximum of 1.00% (0.25% of which are service  fees to be paid to the  Distributor,  dealers or others  for  providing personal service and/or maintaining  shareholder  accounts) of average daily net assets of the respective  Class.  Class B Shares will  automatically  convert to
Class A Shares at the end of  approximately  eight  years  after  purchase  and, thereafter,  be subject to annual Rule 12b-1 Plan expenses of up to a maximum of
0.30% and 0.25% of average daily net assets of the shares of Core Plus Bond Fund
Inflation  Protected  Bond Fund,  respectively.  Unlike Class B Shares,  Class C
Shares do not convert to another Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will  diminish  over  time.  In  comparing  Class B Shares  to  Class C  Shares, investors  should  also  consider  the  duration  of the annual  Rule 12b-1 Plan expenses  to which each of the  Classes is subject  and the  desirability  of an automatic conversion feature, which is available only for Class B Shares.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should  consider the higher Rule 12b-1 Plan expenses on Class B Shares and Class
C Shares.  Investors  also should  consider  the fact that Class R shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, are not subject to a CDSC. In comparing Class B Shares to Class R shares,  investors should also  consider  the  duration  of the annual Rule 12b-1 Plan  expenses to which  each of the  class  is  subject  and  the  desirability  of an  automatic conversion  feature to Class A Shares  (with lower annual Rule 12b-1 Plan fees), which is available  only for Class B Shares and does not subject the investor to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Funds,  the  Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1  Plan  fees,  in the case of Class B Shares  and Class C Shares,  from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule
12b-1 Plan fees.  Financial  advisors  may receive  different  compensation  for selling  Class A  Shares,  Class B  Shares,  Class C Shares  and Class R Shares.
Investors should understand that the purpose and function of the respective Rule
12b-1 Plans  (including for Class R Shares) and the CDSCs  applicable to Class B
Shares  and  Class C Shares  are the same as  those  of the  12b-1  Plan and the front-end  sales  charge  applicable  to Class A Shares  in that  such  fees and charges are used to finance the  distribution  of the  respective  Classes.  See
"Plans under Rule 12b-1 for the Fund Classes" below.

     Dividends,  if any,  paid on Class A Shares,  Class B,  Class C Shares  and
Institutional  Class Shares will be calculated  in the same manner,  at the same time and on the same day and will be in the same amount,  except that the amount of Rule 12b-1 Plan expenses relating to Class A Shares,  Class B Shares, Class C
Shares  and  Class R  Shares  will be  borne  exclusively  by such  shares.  See
"Determining Offering Price and Net Asset Value" below.

     Class A  Shares:  Purchases  of  $100,000  or more of Class A Shares at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectuses,  and may include a series of purchases  over a
13-month  period  under a Letter  of  Intention  signed  by the  purchaser.  See
"Special  Purchase Features - Class A Shares" below for more information on ways in which investors can avail  themselves of reduced  front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor  may reallow to dealers up to the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Fund Classes'  Prospectuses,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments(R) Funds as to which a Limited CDSC applies (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption  and Exchange"  below) may be  aggregated  with those of the Class A
Shares of the  applicable  Fund.  Financial  advisors also may be eligible for a dealer's  commission in connection with certain purchases made under a Letter of
Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor  concerning the  applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other Delaware  Investments(R)  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be  purchased  at net asset  value  without a  front-end sales  charge  and,  as a result,  the full  amount of the  investor's  purchase payment will be invested in Fund shares. The Distributor  currently  compensates dealers or brokers for selling  Class B Shares at the time of purchase  from its own  assets  in an  amount  equal to no more  than  4.00% of the  dollar  amount purchased.  In addition,  from time to time,  upon written  notice to all of its dealers,  the  Distributor  may hold special  promotions  for specified  periods during  which the  Distributor  may pay  additional  compensation  to dealers or brokers for selling Class B Shares at the time of purchase.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the
CDSC and the proceeds of the Rule 12b-1 Plan fees make it possible for a Fund to sell Class B Shares  without  deducting a front-end  sales charge at the time of purchase.

     Holders of Class B Shares who  exercise the  exchange  privilege  described below  will  continue  to be  subject  to the CDSC  schedule  for Class B Shares described  in this Part B, even after the  exchange.  Such CDSC  schedule may be higher  than the CDSC  schedule  for Class B Shares  acquired as a result of the exchange. See "Redemption and Exchange" below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date").
If the  eighth  anniversary  after a  purchase  of  Class B  Shares  falls  on a
Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth  anniversary  occurs between  Conversion Dates, an investor's Class B
Shares will be converted  on the next  Conversion  Date after such  anniversary.
Consequently,  if a shareholder's  eighth  anniversary  falls on the day after a
Conversion  Date, that  shareholder will have to hold Class B Shares for as long as three additional  months after the eighth  anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a fund acquired  through a reinvestment of dividends will convert  to the  corresponding  Class A Shares of that fund (or,  in the case of
Delaware Cash Reserve, the Consultant Class) pro-rata with Class B Shares of the fund not acquired through dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an amount  equal to no more than 1.00% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the  CDSC and the  annual  12b-1  Plan  fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange" below.

Plans Under Rule 12b-1
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for each of the Fund Classes (the  "Plans").  Each Plan permits the relevant Fund to pay for certain  distribution,  promotional and related expenses involved in the marketing  of only the class of shares to which the Plan  applies.  The Plans do not apply to  Institutional  Class of shares.  Such  shares are not  included in calculating  the  Plans'  fees,  and the  Plans  are not used to  assist  in the distribution  and  marketing of  Institutional  Class  Shares.  Shareholders  of
Institutional Class may not vote on matters affecting the Plans.

     The Plans permit the Funds,  pursuant to their Distribution  Agreement,  to pay out of the assets of the Fund Classes  monthly fees to the  Distributor  for its services and expenses in distributing  and promoting sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified  periods of time and paying  distribution  and maintenance fees to brokers,  dealers and others.  In connection with the promotion of shares of the
Fund Classes,  the  Distributor  may, from time to time,  pay to  participate in dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses incurred in connection with pre-approved seminars,  conferences and advertising.
The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and  information  concerning  the Fund  Classes and  increase  sales of the Fund
Classes.

     In  addition,  each Fund may make  payments  out of the  assets of the Fund
Classes'  Shares  directly to other  unaffiliated  parties,  such as banks,  who either aid in the distribution of shares, or provide services to, such classes.

     On July 21, 1988,  the Board of Trustees set the fee for Delaware Core Plus
Bond  Fund's  Class A Shares,  pursuant to the Plan  relating to that Class,  at
0.25% of average daily net assets.  This fee was  effective  until May 31, 1992.
Effective  June 1, 1992,  the Board of Trustees has  determined  that the annual fee, payable on a monthly basis,  under the Plan relating to the Class A Shares, will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by the Class A Shares which were originally purchased  prior to June 1, 1992 in the Government  Income Series I Class (which was converted into what is now referred to as the Fund's Class A Shares) on June
1, 1992 pursuant to a Plan of  Recapitalization  approved by shareholders of the
Government  Income Series I Class),  and (ii) the amount obtained by multiplying
0.30% by the average daily net assets  represented  by all other Class A Shares.
While  this is the method to be used to  calculate  the 12b-1 fees to be paid by the Fund's Class A Shares under its Plan,  the fee is a Class A Shares'  expense so that all  shareholders  of the  Class A Shares  regardless  of  whether  they originally purchased or received shares in the Government Income Series I Class, or in one of the other  classes  that is now  known as Class A Shares  will bear
Rule 12b-1 expenses at the same rate.  While this describes the current  formula for  calculating  the fees which will be payable under the Class A Shares' Plan, the Plan  permits a full  0.30% on all Class A Shares'  assets to be paid at any time following appropriate Board approval.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on behalf of the Fund
Classes would be borne by such persons without any reimbursement  from such Fund
Classes.  Subject to seeking best execution,  a Fund may, from time to time, buy or sell portfolio  securities from or to firms which receive  payments under the
Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved  by the Board of  Trustees  of the Trust,  including  a majority of the
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans  and the  Distribution  Agreements,  by a vote cast in person at a meeting duly  called  for the  purpose  of  voting  on the  Plans  and such  Agreements.
Continuation of the Plans and the Distribution  Agreements,  as amended, must be approved  annually  by the Board of  Trustees  in the same  manner as  specified above.

     Each year, the Board of Trustees must determine whether continuation of the
Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable  likelihood of each Plan  providing a benefit to its  respective
Fund  Class.  The Plans and the  Distribution  Agreements,  as  amended,  may be terminated  with  respect  to a Fund  Class at any  time  without  penalty  by a majority  of  Independent  Trustees  who have no  direct or  indirect  financial interest in the Plans and the Distribution Agreements,  or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority  vote of  Independent  Trustees  who have no direct or indirect financial interest in the Plans or Distribution Agreements.  With respect to the
Funds' Class A Plans, any material  increase in the maximum  percentage  payable thereunder  must  also be  approved  by a  majority  of the  outstanding  voting securities of the Funds'  respective  Class B Shares.  Also,  any other material amendment  to the Plans must be  approved  by a majority  vote of the  Trustees, including  a majority  of  Independent  Trustees  who have no direct or indirect financial  interest in the Plans or  Distribution  Agreements.  In addition,  in order  for the  Plans to remain  effective,  the  selection  and  nomination  of
Independent  Trustees  must be  effected  by the  Trustees  who are  Independent
Trustees and who have no direct or indirect  financial  interest in the Plans or
Distribution  Agreements.  Persons  authorized to make payments  under the Plans must  provide  written  reports at least  quarterly to the Board of Trustees for their review.

     For the fiscal year ended July 31, 2006,  Rule 12b-1 Plan payments from the
Fund  Classes  of the  Delaware  Core  Plus  Bond  Fund and  Delaware  Inflation
Protected  Bond Fund are shown below.  Such amounts were used for the  following purposes:

--------------------------------------- ----------- ----------- ---------- ---------
Delaware Core Plus Bond Fund                Class A     Class B    Class C   Class R
--------------------------------------- ----------- ----------- ---------- ---------
Advertising                                     --          --        $81        --
--------------------------------------- ----------- ----------- ---------- ---------
Annual/Semi-Annual Reports                  $1,850        $585       $340       $81
--------------------------------------- ----------- ----------- ---------- ---------
Broker Trails                             $199,648     $46,702    $58,915    $1,841
--------------------------------------- ----------- ----------- ---------- ---------
Broker Sales Charges                            --     $87,771    $12,186        --
--------------------------------------- ----------- ----------- ---------- ---------
Interest on Broker Sales Charges                --      $8,829     $2,096        --
--------------------------------------- ----------- ----------- ---------- ---------
Commissions to Wholesalers                    $179          --         --        --
--------------------------------------- ----------- ----------- ---------- ---------
Promotional-Broker Meetings                     --          --         --        --
--------------------------------------- ----------- ----------- ---------- ---------
Promotional-Other                           $2,779        $625       $116        --
--------------------------------------- ----------- ----------- ---------- ---------
Prospectus Printing                         $9,815      $5,024       $409        --
--------------------------------------- ----------- ----------- ---------- ---------
Wholesaler Expenses                        $69,800     $55,415     $3,930        --
--------------------------------------- ----------- ----------- ---------- ---------
Totals                                    $284,071    $204,951    $78,073    $1,922
--------------------------------------- ----------- ----------- ---------- ---------

--------------------------------------- ----------- ----------- ----------
Delaware Inflation Protected Bond Fund     Class A     Class B    Class C
--------------------------------------- ----------- ----------- ----------
Advertising                                   $134          --         --
--------------------------------------- ----------- ----------- ----------
Annual/Semi-Annual Reports                    $173        $244        $27
--------------------------------------- ----------- ----------- ----------
Broker Trails                               $2,620        $548       $891
--------------------------------------- ----------- ----------- ----------
Broker Sales Charges                            --         $28     $7,408
--------------------------------------- ----------- ----------- ----------
Interest on Broker Sales Charges                --         $19         --
--------------------------------------- ----------- ----------- ----------
Promotional-Other                             $457         $90         $8
--------------------------------------- ----------- ----------- ----------
Prospectus Printing                           $349        $790       $142
--------------------------------------- ----------- ----------- ----------
Wholesaler Expenses                         $4,268        $955       $806
--------------------------------------- ----------- ----------- ----------
Totals                                      $8,001      $2,674     $9,282
--------------------------------------- ----------- ----------- ----------

Other Payments to Dealers -- Class A Shares,  Class B Shares, Class C Shares and
Class R Shares
     The Distributor, LFD and their affiliates may pay compensation at their own expense  and not as an expense  of the  Funds,  to  affiliated  or  unaffiliated brokers, dealers or other financial intermediaries ("Financial  Intermediaries")
in  connection  with the sale or  retention  of Fund shares  and/or  shareholder servicing  ("distribution  assistance").  For example,  the  Distributor may pay additional  compensation  to  Financial  Intermediaries  for  various  purposes, including,  but not limited to,  promoting the sale of Fund shares,  maintaining
share  balances  and/or  for   sub-accounting,   administrative  or  shareholder
processing services,  marketing and educational support and ticket charges. Such payments are in addition to any distribution  fees, service fees and/or transfer agency fees that may be payable by the Funds.  The  additional  payments  may be based on factors,  including level of sales (based on gross or net sales or some specified  minimum sales or some other similar  criteria related to sales of the
Funds and/or some or all other Delaware  Investments(R) Funds), amount of assets invested by the Financial  Intermediary's customers (which could include current or aged  assets of the Funds  and/or some or all other  Delaware  Investments(R)
Funds),  the Funds'  advisory  fees,  some other  agreed upon  amount,  or other measures as determined from time to time by the Distributor.

     A significant  purpose of these payments is to increase sales of the Funds'
shares.  The Funds' Manager or its affiliates may benefit from the Distributor's or LFD's payment of compensation to Financial  Intermediaries  through increased fees resulting from additional  assets acquired  through the sale of Fund shares through such Financial Intermediaries.

Special Purchase Features -- Class A Shares
     Buying Class A Shares at Net Asset Value:  The Fund  Classes'  Prospectuses
sets forth the  categories of investors who may purchase  Class A Shares at NAV.
This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  retirement  assets may make  purchases of Class A shares at NAV. The requirements are as follows:

     o  The purchase must be made by a group retirement plan (excluding  defined benefit  plans)  (i)  that  purchased  Class A shares  prior to a  recordkeeping transition  period  from  August  2004 to  October  2004 and (ii) where the plan participants  records were maintained on Retirement  Financial Services,  Inc.'s
("RFS")  proprietary  recordkeeping  system,  provided  that the plan (a) has in excess of  $500,000  of plan  assets  invested  in Class A Shares of one or more
Delaware Investments(R) Fund and any stable value account available to investment advisory  clients of the Manager or its  affiliates;  or (b) is  sponsored by an employer  that has at any point  after  May 1, 1997 had more than 100  employees while  such plan has held Class A Shares of a  Delaware  Investments(R) Fund  and such employer has properly  represented  to, and received  written  confirmation back from RFS in writing  that it has the  requisite  number of  employees.  See
"Group  Investment  Plans" below for information  regarding the applicability of the Limited CDSC.

     o  The  purchase  must  be  made  by  any  group retirement plan (excluding defined  benefit pension plans) that purchased Class A shares prior to an August
2004 to  October  2004  recordkeeping  transition  period and  purchased  shares through a retirement plan alliance program, provided that RFS was the sponsor of the alliance program or had a product  participation  agreement with the sponsor of the alliance program.

     As  disclosed  in  the  Fund  Classes'  Prospectuses  certain  legacy  bank sponsored  retirement  plans may make  purchases of Class A shares at NAV. These purchases may be made by bank sponsored  retirement  plans that held, but are no longer  eligible to  purchase,  Institutional  Class  Shares or  interests  in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in  Class A  Shares  of  designated  Delaware  Investments(R)  Funds  ("eligible
Delaware Investments(R) Fund shares"), as well as shares of designated classes of non-Delaware  Investments(R)  Funds ("eligible  non-Delaware  Investments(R) Fund shares").  Class B Shares and Class C Shares are not  eligible  for  purchase by
Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible  Delaware  Investments and eligible  non-Delaware  Investments  Fund shares  held by the Allied Plan may be  combined  with the dollar  amount of new purchases  by that Allied  Plan to obtain a reduced  front-end  sales  charge on
additional  purchases  of  eligible  Delaware   Investments(R) Fund  shares.  See
"Combined Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments(R) Fund shares for other eligible Delaware  Investments(R)
Fund  shares or for  eligible  non-Delaware  Investments(R)  Fund  shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware  Investments,  which were not subject to a front-end  sales charge,  will be subject to the  applicable  sales charge if exchanged for eligible Delaware  Investments(R) Fund shares to which a sales charge  applies.  No sales  charge will apply if the eligible  fund shares were  previously  acquired  through the  exchange of eligible  shares on which a sales  charge was already paid or through the  reinvestment  of  dividends.  See
"Investing by Exchange" under "Investment Plans" below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments(R)  Fund shares under an Allied  Plan.  In  determining  a financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware  Investments(R)  Fund  shares in  connection  with  Allied  Plans,  all participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
under "Alternative Investment Arrangements" above.

     The Limited CDSC is applicable  to  redemptions  of NAV  purchases  from an
Allied Plan on which a dealer's commission has been paid. Waivers of the Limited
CDSC, as described in the Fund Classes'  Prospectuses,  apply to  redemptions by participants  in Allied Plans except in the case of exchanges  between  eligible
Delaware Investments and non-Delaware  Investments(R) Fund shares. When eligible
Delaware  Investments(R)  Fund shares are exchanged  into eligible  non-Delaware
Investments(R)  Fund shares, the Limited CDSC will be imposed at the time of the exchange,  unless the joint venture  agreement  specifies that the amount of the
Limited  CDSC will be paid by the  financial  advisor  or  selling  dealer.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter of  Intention  provided  by the  Distributor  and  signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month  period.  Until  January 1, 2007, a letter of intention may be dated to include shares purchased up to 90 days prior to the date the Letter of Intention is  signed;  effective  January  1,  2007,  the  Funds  will  no  longer  accept retroactive letters of intention.  The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed,  except as noted
below,  the  purchaser  will be asked to pay an amount  equal to the  difference between the  front-end  sales charge on Class A Shares  purchased at the reduced rate and the  front-end  sales charge  otherwise  applicable to the total shares purchased.  If such payment is not made within 20 days  following the expiration of the 13-month period,  the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering price at the level  designated in their Letter of  Intention) of all their shares of the Funds and of any class of any of the other Delaware  Investments(R)  Funds previously  purchased and still held as of the date of their Letter of Intention  toward the  completion of such
Letter,  except as described below.  Those purchasers cannot include shares that did not carry a  front-end  sales  charge,  CDSC or  Limited  CDSC,  unless  the
purchaser   acquired   those  shares   through  an  exchange   from  a  Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.  For purposes of  satisfying an  investor's  obligation  under a Letter of
Intention,  Class B Shares and Class C Shares of the Funds and the corresponding classes of shares of other Delaware Investments(R) Funds which offer such shares may be aggregated with Class A Shares of the Funds and the  corresponding  class of shares of the other Delaware Investments(R) Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments(R)  Funds that are offered with a front-end  sales charge,
CDSC or Limited  CDSC for a 13-month  period.  The Transfer  Agent  reserves the right to  adjust  the  signed  Letter  of  Intention  based  on this  acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer  Agent.  If actual  investments  exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without  completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under  management at that time.  Employers may also include the value (at offering  price at the level  designated  in their Letter of  Intention)  of all their  shares  intended for  purchase  that are offered  with a front-end  sales charge,  CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Funds and other  Delaware  Investments(R)  Funds which  offer  corresponding classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments(R)  Funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent  purchases of Class A Shares,  Class B Shares and Class C Shares,  as
well as shares of any other  class of any of the other  Delaware  Investments(R)
Funds which offer such classes  (except  shares of any  Delaware  Investments(R)
Fund which do not carry a front-end sales charge, CDSC or Limited CDSC). If, for example,  any such  purchaser has  previously  purchased and still holds Class A
Shares of a Fund  and/or  shares of any other of the  classes  described  in the previous sentence with a value of $60,000 and subsequently  purchases $40,000 at offering  price of additional  shares of Class A Shares of the Fund,  the charge applicable to the $40,000  purchase would currently be 3.50%. For the purpose of this  calculation,  the  shares  presently  held  shall be valued at the  public offering  price that would  have been in effect  had the shares  been  purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares in the Fund Classes'  Prospectuses to determine
the   applicability   of  the  Right  of   Accumulation   to  their   particular
circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  and Class B
Shares of the Funds (and of the Institutional  Class Shares of the Funds holding shares which were acquired  through an exchange  from one of the other  Delaware
Investments(R)  Funds  offered  with a front-end  sales  charge) who redeem such shares  have one year from the date of  redemption  to  reinvest  all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware  Investments(R)  Funds. In the case of Class A Shares, the  reinvestment  will not be assessed a front-end sales charge and in the case of Class B Shares,  the amount of the CDSC previously  charged on the redemption will be  reimbursed  by the  Distributor.  The  reinvestment  will be subject to applicable  eligibility and minimum purchase  requirements and must be in states where shares of such other funds may be sold. This  reinvestment  privilege does not extend to Class A Shares where the  redemption  of the shares  triggered the payment of a Limited CDSC.  Persons  investing  redemption  proceeds from direct investments in the Delaware  Investments(R)  Funds,  offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing
Class A Shares.  The  reinvestment  privilege does not extend to a redemption of
Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable  CDSC due upon  redemptions  as well as the automatic  conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any reinvestment  directed to a Delaware  Investments(R)  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read carefully the prospectus for the Delaware  Investments(R) Fund in which the investment  is  intended  to be made  before  investing  or sending  money.  The prospectus contains more complete information about the Delaware  Investments(R)
Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Funds'  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group Investment Plans which are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes' Prospectuses,  based on total plan assets. If a company has more than one plan investing in Delaware  Investments(R)  Funds,  then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the Funds at the time of each such purchase.
Employees  participating  in such Group  Investment  Plans may also  combine the investments made in their plan account when determining the applicable front-end sales charge on  purchases to  non-retirement  Delaware  Investments  investment accounts if they so notify the Fund in which they are  investing  in  connection
with  each  purchase.   See  "Retirement  Plans  for  the  Fund  Classes"  under
"Investment Plans" below for information about retirement plans.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a withdrawal  of  the  entire  plan  from  a  Delaware  Investments(R)  Fund.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased  at  Net  Asset  Value"  under   "Redemption   and  Exchange"   below.
Notwithstanding  the  foregoing,  the Limited CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in connection with redemptions by certain  group defined  contribution  retirement  plans that purchase  shares through a retirement  plan alliance  program which  requires that shares will be available  at NAV,  provided  that RFS  either was the  sponsor of the  alliance program  or had a  product  participation  agreement  with  the  sponsor  of the alliance program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
     Class R Shares  (Delaware Core Plus Bond Fund only) generally are available only to: (i) qualified and  non-qualified  plan  shareholders  covering multiple employees  (including 401(k),  401(a),  457, and non-custodial  403(b) plans, as well as other  non-qualified  deferred  compensation  plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's  retirement  recordkeeping  system that are offering R Class Shares to participants.

Availability of Institutional Class Shares
     The  Institutional  Class of each Fund is generally  available for purchase only by: (i) retirement  plans introduced by persons not associated with brokers or dealers  that are  primarily  engaged in the retail  securities  business and rollover  individual  retirement  accounts  from  such  plans;  (ii)  tax-exempt employee  benefit plans of the Manager or its affiliates  and securities  dealer firms  with a  selling  agreement  with  the  Distributor;  (iii)  institutional advisory  accounts  of the Manager or its  affiliates  and those  having  client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional  advisory  accounts;  (iv)  a  bank,  trust  company  and  similar financial  institution  investing  for its own account or for the account of its trust  customers for whom the  financial  institution  is exercising  investment discretion in  purchasing  shares of the Class,  except where the  investment is part of a program that requires  payment of the financial  institution of a Rule
12b-1  Plan fee;  (v)  registered  investment  advisors  investing  on behalf of clients that  consist  solely of  institutions  and high  net-worth  individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated  with a broker or dealer and derives  compensation  for its  services  exclusively  from its clients for such advisory  services;  (vi) certain plans  qualified under Section 529 of the Code for which the Funds'  Manager,  Distributor  or one or more of their  affiliates
provide  recordkeeping,   administrative,   investment  management,   marketing,
distribution  or similar  services  ("Eligible  529 Plans");  and (vii) programs sponsored by financial  intermediaries  where such programs require the purchase of Institutional Class Shares.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. All dividends and distributions of the Institutional  Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities  profits,  if any, will be mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the  specific  Fund in which shares  are  being  purchased.  Such  purchases,  which  must  meet the  minimum subsequent purchase  requirements set forth in the Prospectuses and this Part B, are made for  Class A Shares  at the  public  offering  price,  and for  Class B
Shares,  Class C Shares,  Class R Shares and  Institutional  Class Shares at the
NAV, at the end of the day of receipt.  A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in other Delaware Investments(R) Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically
reinvest   dividends   and/or   distributions  in  any  of  the  other  Delaware
Investments(R)  Funds,  including the Funds, in states where their shares may be sold.  Such  investments  will  be at  NAV  at  the  close  of  business  on the reinvestment  date  without  any  front-end  sales  charge or service  fee.  The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any  reinvestment  directed to a fund in which the investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments(R)  Funds may be  invested  in shares of the Funds, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares.  Dividends from
Class B Shares may only be  directed  to other  Class B Shares,  dividends  from
Class C Shares may only be directed to other Class C Shares and  dividends  from
Class R Shares may only be directed to other Class R Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments Fund in which their investments are held: SAR/SEP,  SEP/IRA,  SIMPLE
IRA,  SIMPLE 401(k),  Profit Sharing and Money  Purchase  Pension Plans,  401(k)
Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another Delaware  Investments(R) Fund, you may write and authorize an exchange of part or all of your investment into shares of the  Funds.  If you wish to open an account by  exchange,  call the  Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility and minimum purchase requirements and any additional limitations set forth in the Funds'  Prospectuses.  See "Redemption and Exchange" below for more complete information concerning your exchange privileges.

Investing Proceeds from Eligible 529 Plans
     The proceeds of a  withdrawal  from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments(R) Funds will qualify for treatment as if such proceeds had been  exchanged  from another
Delaware Investments(R) Fund rather than transferred from the Eligible 529 Plan, as described  under  "Redemption  and  Exchange"  below.  The  treatment of your redemption  proceeds  from an  Eligible  529  Plan  does  not  apply if you take possession  of the proceeds of the  withdrawal  and  subsequently  reinvest them
(i.e., the transfer is not made directly). Similar benefits may also be extended
to  direct   transfers  from  a  substantially   similar  class  of  a  Delaware
Investments(R) Fund into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for  investment  in Class A Shares,  Class B  Shares,  Class C Shares or Class R
Shares,  through an agent bank,  pre-authorized  government or private recurring
payments.   This  method  of  investment   assures  the  timely  credit  to  the
shareholder's account of payments such as social security,  veterans' pension or compensation benefits,  federal salaries,  Railroad Retirement benefits, private payroll  checks,  dividends,  and disability or pension fund  benefits.  It also eliminates the possibility and inconvenience of lost, stolen and delayed checks.

     Automatic  Investing Plan:  Shareholders of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways: (i) if the  shareholder's  bank is a member of the National
Automated  Clearing  House  Association  ("NACHA"),  the amount of the  periodic investment will be  electronically  deducted from his or her checking account by
Electronic Fund Transfer  ("EFT") and such checking account will reflect a debit although  no check is  required  to  initiate  the  transaction;  or (ii) if the shareholder's  bank  is not a  member  of  NACHA,  deductions  will  be  made by
pre-authorized   checks,  known  as  Depository  Transfer  Checks.   Should  the
shareholder's  bank  become  a  member  of  NACHA  in  the  future,  his  or her investments would be handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Funds may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM)  On Demand.  When you  authorize  the Funds to accept  such requests from you or your investment  dealer,  funds will be withdrawn from (for share  purchases)  your  pre-designated  bank  account.  Your  request  will  be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware  Investments(R)  Funds.  Shareholders  of the Fund Classes may elect to invest in one or more of the other  Delaware  Investments(R)  Funds  through the
Wealth Builder Option.  If in connection with the election of the Wealth Builder
Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and invested  automatically  into other Delaware  Investments(R)  Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  business  day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension  Plans and  401(k),  403(b)(7)  or 457 Plans.  This  option  also is not available to shareholders of the Institutional Classes.

Asset Planner
     The Funds previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Funds.  Please call the  Shareholder
Service Center at 800-523-1918 if you have any questions regarding this service.

Retirement Plans for the Fund Classes
     An  investment  in the Funds may be suitable  for  tax-deferred  retirement plans,  such as: Profit  Sharing or Money  Purchase  Pension  Plans,  Individual
Retirement  Accounts  ("IRAs"),  Roth IRAs,  SEP/IRAs,  SAR/SEPs,  401(k) plans,
403(b)(7) plans,  457 plans,  SIMPLE IRAs and SIMPLE 401(k)s.  In addition,  the
Funds  may  be  suitable  for  use  in  Coverdell   Education  Savings  Accounts
("Coverdell  ESAs").  For further details  concerning  these plans and accounts, including applications,  contact your investment adviser or the Distributor.  To determine  whether the benefits of a tax-sheltered  retirement plan or Coverdell
ESA are available and/or appropriate, you should consult with a tax adviser.

     Class B Shares are  available  only through IRAs,  SIMPLE IRAs,  Roth IRAs,
Coverdell ESAs, SEP/IRAs,  SAR/IRAs, 403(b)(7) plans and 457 Plans. The CDSC may be waived on certain  redemptions of Class B Shares and Class C Shares.  See the
Fund  Classes'  Prospectuses  for a list of the  instances  in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$100,000 for retirement plans.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum  purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares.  See "Availability of Institutional  Class Shares" above. For additional information on any of the plans and Delaware  Investments'  retirement services, call the Shareholder Service Center telephone number.

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next  calculated  after receipt of the order by the Funds,  their agent or certain other authorized persons.  Orders for purchases and redemptions of Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares
are effected at the NAV per share next calculated  after receipt of the order by the Funds,  their agent or certain other authorized  persons.  See "Distributor"
under "Investment  Advisor and Other Service  Providers" above.  Selling dealers are responsible for transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular  trading on the New York Stock Exchange (the "NYSE"),  which is normally 4 p.m.,  Eastern time, on days when the NYSE is open for business.  The
NYSE is scheduled to be open Monday  through  Friday  throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther
King, Jr.'s Birthday,  Presidents' Day, Good Friday,  Memorial Day, Independence
Day, Labor Day,  Thanksgiving and Christmas.  When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per  share  for each  share  class of each  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining  each  Fund's  total net  assets,  U.S.  government  and other  debt securities  are  valued  at the mean  between  the last  reported  bid and asked prices.  Options are valued at the last reported sales price or, if no sales are reported,  at the mean  between  bid and asked  prices.  Short-term  investments having  remaining  maturities  of 60 days or less are valued at amortized  cost, which approximates market value.  Non-exchange traded options are valued at fair value using a mathematical  model.  For all other  securities and for securities whose closing prices are not readily  available,  we use methods approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value.

     Each Class of a Fund will bear,  pro-rata,  all of the common  expenses  of that Fund.  The NAVs of all  outstanding  shares of each Class of a Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in that Fund represented by the value of shares of that Class. All income earned and expenses  incurred by a Fund, will be borne on a pro-rata  basis by each  outstanding  share of a Class,  based on each  Class'
percentage  in that Fund  represented  by the  value of shares of such  Classes, except that  Institutional  Classes will not incur any of the expenses under the
Trust's Rule 12b-1  Plans,  while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific  distribution expenses and other costs that will be  allocable to each Class,  the NAV of each
Class of a Fund will vary.

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after a Fund  receives  your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of shares are  determined  will be processed on the next business day. See the Funds' Prospectuses.  A shareholder  submitting a redemption  request  may  indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain  redemptions  from retirement plan accounts,  a Fund will redeem the  number of shares  necessary  to deduct the  applicable  CDSC in the case of
Class B and Class C Shares, and, if applicable,  the Limited CDSC in the case of
Class A Shares and tender to the shareholder the requested amount,  assuming the shareholder  holds enough shares in his or her account for the  redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.
Redemption  proceeds will be distributed  promptly,  as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds.  Exchange instructions  and  redemption  requests  must be signed by the  record  owner(s)
exactly  as the  shares  are  registered.  You may  request a  redemption  or an exchange by calling the  Shareholder  Service Center at 800 523-1918.  Each Fund
may suspend,  terminate,  or amend the terms of the exchange  privilege  upon 60 days' written notice to shareholders.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Advisor and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Funds will process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment,  but the Funds will not mail or wire the proceeds until it is reasonably  satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential  delay if you purchase shares by wiring Federal Funds.  Each Fund reserves the right to reject a written  or  telephone  redemption  request  or delay  payment  of  redemption proceeds  if there has been a recent  change  to the  shareholder's  address  of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Funds  will  automatically  redeem  from the  shareholder's  account  the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal by the Funds of  securities owned by them are not reasonably practical, or they are not reasonably practical for the Funds  fairly to value  their  assets,  or in the event that the SEC has provided for such suspension for the protection of  shareholders,  the Funds may postpone payment or suspend the right of redemption or repurchase. In such case, the  shareholder may withdraw the request for redemption or leave it standing as a request for  redemption at the NAV next  determined  after the  suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of a Fund's  investments  is subject to changing  market  prices.
Thus,  a  shareholder  reselling  shares to a Fund may sustain  either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares are  subject to CDSCs as  described  under  "Contingent  Deferred
Sales  Charge - Class B Shares  and Class C Shares"  under  "Purchasing  Shares"
above and in the Fund Classes'  Prospectuses.  Except for the applicable CDSC or
Limited CDSC and, with respect to the expedited  payment by wire described below for which,  in the case of the Fund  Classes,  there may be a bank wiring  cost, neither  the  Funds  nor  the  Distributor  charge  a  fee  for  redemptions  or repurchases, but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original Shares") for shares of other Delaware  Investments(R)  Funds (in each case,  "New Shares") in a permitted  exchange will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original
Shares were  exchanged.  In the case of Class B Shares,  shareholders  will also continue to be subject to the  automatic  conversion  schedule  of the  Original
Shares as described  in this Part B. In an exchange of Class B Shares,  a Fund's
CDSC  schedule may be higher than the CDSC  schedule  relating to the New Shares acquired as a result of the  exchange.  For purposes of computing  the CDSC that may be payable upon a disposition of the New Shares,  the period of time that an investor  held  the  Original  Shares  is added to the  period  of time  that an investor  held the New Shares.  With  respect to Class B Shares,  the  automatic conversion  schedule of the  Original  Shares may be longer than that of the New
Shares.  Consequently,  an  investment  in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to a Fund's Class B Shares for a longer period of time than if the investment in New Shares were made directly.

     Holders  of Class A Shares of the Funds may  exchange  all or part of their shares for shares of other Delaware  Investments(R) Funds, including other Class
A Shares, but may not exchange their Class A Shares for Class B Shares,  Class C
Shares or Class R Shares of the  Funds or of any other  Delaware  Investments(R)
Fund.  Holders of Class B Shares of a Fund are permitted to exchange all or part
of  their  Class  B  Shares   only  into  Class  B  Shares  of  other   Delaware
Investments(R)  Fund.  Similarly,  holders  of Class C Shares  of the  Funds are permitted  to  exchange  all or part of their  Class C Shares  only into Class C
Shares of any other Delaware  Investments(R)  Fund. Class B Shares of a Fund and
Class C Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares,  the  automatic  conversion  schedule of the fund from which the exchange is made.  The holding period of Class B Shares of a
Fund  acquired  by  exchange  will be  added  to that of the  shares  that  were exchanged for purposes of determining the time of the automatic  conversion into
Class A  Shares  of the  Funds.  Holders  of  Class R Shares  of the  Funds  are
permitted  to  exchange  all or part of their  Class R Shares  only into Class R
Shares of other  Delaware  Investments(R)  Funds  or, if Class R Shares  are not
available for a particular fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares will be made  without the  imposition  of a CDSC by the
Delaware  Investments(R)  Fund from which the exchange is being made at the time of the exchange.

     Each  Fund  also  reserves  the right to  refuse  the  purchase  side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets.

     The  Funds  discourage  purchases  by market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Funds will  consider  anyone who follows a pattern  of market  timing in any  Delaware  Investments(R)  Fund to be a market timer.

     Market timing of a Delaware  Investments(R) Fund occurs when investors make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware Investments(R) Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware Investments(R) Fund within the same calendar quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption
     You can write to the Funds at P.O. Box 219656,  Kansas City,  MO 64121-9656
to redeem some or all of your  shares.  The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than
$100,000, or when the proceeds are not sent to the shareholder(s) at the address of record,  the Funds  require a  signature  by all owners of the  account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial  bank,  a  trust  company  or  a  member  of  a  Securities  Transfer
Association Medallion Program ("STAMP").  Each Fund reserves the right to reject a  signature  guarantee  supplied  by  an  eligible  institution  based  on  its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional  Class Shares.  Certificates  are not issued for Class B Shares or
Class C Shares.

Written Exchange
     You may also  write to the Funds  (at P.O.  Box  219656,  Kansas  City,  MO
64121-9656)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments(R) Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  Shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided  unless you notify the Funds in which you have your  account in writing that  you do not wish to have  such  services  available  with  respect  to your account.  Each Fund  reserves the right to modify,  terminate  or suspend  these procedures upon 60 days' written notice to shareholders.  It may be difficult to reach the Funds by telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not  responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to such  telephone  transactions,  the  Funds  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  such  Fund or the  Transfer  Agent  may be liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption--Check  to Your  Address  of  Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone  Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check.  You should  authorize  this service when you open your  account.  If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  business day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the Shareholder  Service Center prior to the time the offering price and NAV are determined, as noted above.

     Telephone  Exchange:  The Telephone  Exchange  feature is a convenient  and efficient way to adjust your investment holdings as your liquidity  requirements and investment  objectives  change.  You or your investment dealer of record can exchange  your shares into other  Delaware  Investments(R)  Funds under the same registration,  subject to the same conditions and limitations as other exchanges noted above.  As with the written  exchange  service,  telephone  exchanges  are subject  to the  requirements  of  the  Funds,  as  described  above.  Telephone exchanges may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R) Funds. Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer  Agent and each Fund reserve the right to record  exchange  instructions  received by telephone and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using  MoneyLine(SM) On Demand.  When you authorize the Funds to accept such requests  from you or your  investment  dealer,  funds will be deposited to
(for share redemptions) your pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.  For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

Systematic Withdrawal Plans
     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  Systematic  Withdrawal  Plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Funds  do  not  recommend  any  specific  amount  of  withdrawal.  This  is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for the  investments  made  through  qualified  retirement  plans.  Shares purchased with the initial investment and through reinvestment of cash dividends
and  realized   securities  profits   distributions  will  be  credited  to  the
shareholder's account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third business day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares through a periodic  investment  program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments(R) Funds or is investing in Delaware  Investments(R) Funds which do not carry a sales charge.  Redemptions of Class A Shares  pursuant to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a  dealer's  commission  has  been  paid on that  purchase.  The applicable  Limited  CDSC for  Class A Shares  and CDSC for Class B and C Shares
redeemed via a Systematic  Withdrawal  Plan will be waived if the annual  amount withdrawn in each year is less than 12% of the account  balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12%
of the  account  balance  on the date  that the  Systematic  Withdrawal  Plan is established,  all redemptions under the Plan will be subjected to the applicable
CDSC,  including an assessment for previously  redeemed  amounts under the Plan.
Whether  a waiver  of the CDSC is  available  or not,  the  first  shares  to be redeemed for each  Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired  through  the  reinvestment  of  distributions.  See the Fund  Classes'
Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible  guarantor  institution.  Each Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank  account  through the  MoneyLineSM  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business  days after the payment date.  There are no separate fees for this redemption  method. It may take up to four business days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service;  however,  your bank may charge a fee. This service is not available for retirement plans.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Classes.  Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another Delaware  Investments(R)  Fund and, in the event of an  exchange  of  Class A  Shares,  the  "NAV of such  shares  at the time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another  Delaware  Investments(R)  Fund will not trigger the  imposition  of the
Limited CDSC at the time of such exchange.  The period a shareholder owns shares into  which  Class A Shares are  exchanged  will count  towards  satisfying  the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied  irrespective of whether the redemption  triggering its payment is of Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please  see the Fund  Classes'  Prospectuses  for  instances  in which  the
Limited CDSC  applicable  to Class A Shares and the CDSCs  applicable to Class B and C Shares may be waived.

Additional Information on Waivers of Contingent Deferred Sales Charges
     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

     o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement plan alliance program that required  shares to be available at NAV and RFS served as the  sponsor of the  alliance  program or had a product  participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

     o    The redemption  must be made by any group  retirement  plan (excluding defined  benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program,  provided that (i) RFS was the sponsor of the alliance  program or had a product participation  agreement with the sponsor of the alliance  program and
          (ii)  RFS  provided  fully  bundled   retirement   plan  services  and
          maintained  participant  records  on  its  proprietary   recordkeeping
          system.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS
     In determining  daily dividends,  the amount of net investment income for a
Fund  will  be  determined  as of the  close  of  regular  trading  on the  NYSE
(ordinarily,  4 p.m.,  Eastern  Time) on days  when the NYSE is open,  and shall include  investment income accrued by a Fund, less the estimated expenses that a
Fund incurred since the last  determination of net asset value. Gross investment income  consists  principally  of interest  accrued and, where  applicable,  net pro-rata  amortization of premiums and discounts  since the last  determination.
The dividend declared,  as noted above, will be deducted  immediately before the net asset value  calculation is made. Net investment  income earned on days when the  respective  Fund is not open will be  declared  as a  dividend  on the next business day.

     Purchases of shares of the respective Fund by wire begin earning  dividends when  converted  into Federal Funds and available for  investment,  normally the next business day after receipt.  However, if the respective Fund is given prior notice of  Federal  Funds wire and an  acceptable  written  guarantee  of timely receipt from an investor  satisfying  the Fund's credit  policies,  the purchase will  start  earning  dividends  on the  date the  wire is  received.  Investors desiring to guarantee wire payments must have an acceptable  financial condition and credit  history in the sole  discretion of the  respective  Fund.  The Trust reserves the right to terminate this option at any time. Purchases by check earn dividends  upon  conversion  to Federal  Funds,  normally one business day after receipt.

     Each Class of shares of a Fund will share proportionately in the investment income  and  expenses  of that  Fund,  except  that the Class A Shares,  Class B
Shares,  Class C Shares and Class R Shares (Core Plus Bond Fund only) alone will incur distribution fees under their respective 12b-1 Plans.

     Dividends   and  any  realized   securities   profits   distributions   are
automatically  reinvested  in  additional  shares  of  the  same  Class  of  the respective Fund at the net asset value in effect on the first business day after month end which provides the effect of  compounding  dividends,  unless,  in the case of shareholders in the Fund Classes,  the election to receive  dividends in cash has been made.  Dividend  payments  of $1.00 or less will be  automatically reinvested,  notwithstanding  a shareholder's  election to receive  dividends in cash.  If such a  shareholder's  dividends  increase to greater than $1.00,  the shareholder  would  have to file a new  election  in order  to  begin  receiving dividends in cash again.  Payment by check of cash dividends will  ordinarily be mailed  within three  business  days after the payable  date.  If a  shareholder redeems an entire account,  all dividends  accrued to the time of the withdrawal will be paid by separate check at the end of that  particular  monthly  dividend period,  consistent with the payment and mailing  schedule  described above. Any check in payment of dividends or other  distributions  which cannot be delivered by the United States Post Office or which remains  uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest.  A
Fund may deduct  from a  shareholder's  account  the  Fund's  effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is  otherwise  unable  to  locate  the  shareholder  or  verify  the shareholder's  mailing  address.  These  costs may include a  percentage  of the account when a search  company  charges a  percentage  fee in exchange for their location services.

     If you  elect to take your  dividends  and  distributions  in cash and such dividends and  distributions are in an amount of $25 or more, you may choose the
MoneyLineSM Direct Deposit Service and have such payments  transferred from your
Fund account to your pre-designated bank account.  This service is not available for  certain  retirement  plans.  It may take up to four  business  days for the transactions  to be completed.  You can initiate either service by completing an
Account  Services form. If your name and address on your designated bank account are not  identical to the name and address on your Fund  account,  you must have your signature  guaranteed.  The Fund does not charge a fee for any  MoneyLineSM
Service;  however,  your  bank may  charge a fee.  Please  call the  Shareholder
Service Center for additional information about these services.

     Any distributions from net realized securities profits will be made twice a year.  The first  payment  would be made  during  the first  quarter of the next fiscal year.  The second payment would be made near the end of the calendar year to comply with certain  requirements  of the Code.  Such  distributions  will be reinvested in shares at the net asset value in effect on the first  business day after month end,  unless the  shareholders  of the Fund Classes elect to receive them in cash.  The Funds will mail a quarterly  statement  showing the dividends paid and all the transactions made during the previous period.

TAXES

Distributions of Net Investment Income
     The  Funds  receive  income  generally  in the  form of  interest  on their investments in portfolio securities.  This income, less expenses incurred in the operation of a Fund,  constitutes its net investment income from which dividends may be paid to you. If you are a taxable  investor,  any distributions by a Fund from such income will be taxable to you at  ordinary  income tax rates,  whether you take them in cash or in additional shares.

Distributions of Capital Gains
     A Fund may derive  capital gain and loss in connection  with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term  capital gain over net long-term  capital loss will be taxable to you as ordinary income.  Distributions  paid from the excess of net long-term capital  gain  over  net  short-term  capital  loss  will be  taxable  to you as long-term capital gain,  regardless of how long you have held your shares in the
Fund.  Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed  once each year and may be  distributed  more  frequently,  if  necessary,  in  order to  reduce  or eliminate federal excise or income taxes on the Fund.

Effect of Foreign Withholding Taxes
     A Fund may be subject to foreign  withholding  taxes on income from certain foreign securities. This, in turn, could reduce the Fund's distributions paid to you.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by a  Fund.  Similarly,  foreign  exchange  losses  realized  on the  sale  of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are taxable to you as ordinary  income,  and any losses  reduce the
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of a Fund's previously  distributed  income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     PFIC  Securities.  A Fund may invest in securities of foreign entities that could be deemed for tax  purposes  to be passive  foreign  investment  companies
(PFICs).  When  investing in PFIC  securities,  a Fund intend to  mark-to-market these  securities  and  recognize  any gains at the end of a Fund's  fiscal  and excise (described below) tax years.  Deductions for losses are allowable only to the extent of any current or previously  recognized gains.  These gains (reduced by allowable  losses) are treated as ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends  when  distributed  to you by a
Fund.

Information on the Amount and Tax Character of Distributions
     The Funds will inform you of the amount and character of your distributions at the time  they  are  paid,  and will  advise  you of the tax  status  of such distributions  for federal  income tax purposes  shortly after the close of each calendar  year.  If you have not held Fund  shares for a full  year,  a Fund may designate and  distribute  to you, as ordinary  income,  qualified  dividends or capital  gains,  and in the case of  non-U.S.  shareholders,  a Fund may further designate and distribute as  interest-related  dividends and short-term  capital gain  dividends,  a  percentage  of income  that may not be equal to the  actual amount of this type of income earned during the period of your investment in the
Fund. Taxable Distributions declared by a Fund in December, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company
     Each Fund has  elected,  or intends to elect,  to be treated as a regulated investment  company  under  Subchapter  M of the Code and  intends to so qualify during the current  fiscal  year.  As a  regulated  investment  company,  a Fund generally pay no federal  income tax on the income and gains it  distributes  to you.  The Board of Trustees  reserves  the right not to  distribute a Fund's net long-term  capital  gain or not to  maintain  the  qualification  of a Fund as a regulated  investment  company  if it  determines  such a course of action to be beneficial to shareholders.  If net long-term  capital gain is retained,  a Fund would be taxed on the gain,  and  shareholders  would be notified  that they are entitled to a credit or refund for the tax paid by the Fund.  If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and  possibly  state,  corporate  taxes on its  taxable  income and  gains,  and distributions  to you will be taxed as  dividend  income  to the  extent of such
Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise Tax Distribution Requirements
     As a regulated investment company,  each Fund is required to distribute its income and gains on a calendar year basis,  regardless of the Fund's fiscal year end as follows:

     Required Distributions.  To avoid federal excise taxes, the Code requires a
Fund to  distribute  to you by  December  31 of each  year,  at a  minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Funds intend to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

     Post-October  Losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions for that calendar year. Accordingly,  a Fund is permitted to elect to treat net capital losses realized  between November 1 and its fiscal year end of July 31 ( "post-October loss") as occurring on the first day of the following tax year (i.e., August 1).

Sales, Exchanges and Redemption of Fund Shares
     Sales,  exchanges  and  redemptions  (including  redemptions  in kind)  are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you  realize  will be capital  gain or loss and will be  long-term  or short-term,  generally  depending  on how long you have  held your  shares.  The automatic  conversion  of  Class B  Shares  into  Class A  Shares  at the end of approximately  eight  years  after  purchase  will be  tax-free  for federal tax purposes. Shareholders should consult their tax advisers regarding the state and local tax  consequences of the conversion of Class B Shares into Class A Shares, or any other conversion or exchange of shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis-- Class A Shares only.  In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

     o    In your original purchase of Fund shares,  you received a reinvestment right (the right to reinvest your sales  proceeds at a reduced or with no sales charge), and

     o    You sell some or all of your  original  shares within 90 days of their purchase, and

     o    You reinvest the sales  proceeds in the Fund or in another Fund of the
          Trust,  and the sales charge that would  otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

U.S. Government Securities
     Income earned on certain U.S.  government  obligations is exempt from state and local  personal  income taxes if earned  directly by you.  States also grant tax-free  status  to  dividends  paid to you  from  interest  earned  on  direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a
Fund in certain other obligations,  such as repurchase agreements collateralized by U.S.  government  obligations,  commercial  paper and  federal  agency-backed obligations  (e.g.,  GNMA or FNMA  obligations),  generally does not qualify for tax-free  treatment.  The rules on  exclusion of this income are  different  for corporations.

Qualified Dividend Income for Individuals
     Because the income of the Funds is derived  primarily from interest  rather than  dividends,  none or only a nominal  amount of a Fund's  distributions  are expected to be qualified dividend income eligible for taxation by individuals at long-term  capital  gain rates.  This reduced  rate  generally is available  for dividends  paid by a Fund out of  dividends  earned  on a Fund's  investment  in stocks of domestic corporations and qualified foreign corporations.

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal  year, a Fund will  designate  the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations
     Because the income of the Funds is derived  primarily from interest  rather than  dividends,  none or only a nominal  amount of a Fund's  distributions  are expected to qualify for the corporate dividends-received  deduction. The portion of dividends paid by a Fund that so qualifies will be designated  each year in a notice mailed to the Fund's shareholders,  and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the  dividends-received  deduction in the hands of the Fund if the
Fund was a regular corporation.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming  the  deduction.  The amount that a Fund may  designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities
     The Funds  may  invest  in  complex  securities  (e.g.,  futures,  options, short-sales,  swaps, etc.) that could be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital,  or as interest or dividend income.  These rules could also accelerate the recognition of income to a Fund (possibly  causing the
Fund to sell  securities to raise the cash for necessary  distributions).  These rules could defer a Fund's  ability to recognize a loss,  and, in limited cases, subject  the Fund to U.S.  federal  income tax on income  from  certain  foreign securities.  These  rules  could,  therefore,  affect  the  amount,  timing,  or character of the income distributed to you by a Fund.

     Derivatives.  Each  Fund is  permitted  to invest in  certain  options  and futures contracts to hedge a Fund's portfolio or for other permissible  purposes consistent  with  that  Fund's  investment  objective.  If a  Fund  makes  these investments,  it could be required to mark-to-market these contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the  contracts.  Under  these  rules,  gains or losses on the  contracts generally would be treated as 60% long-term and 40% short-term  gains or losses, but gains or losses on certain  foreign  currency  contracts would be treated as ordinary  income or  losses.  In  determining  its net  income  for  excise  tax purposes,  a Fund also  would be  required  to  mark-to-market  these  contracts annually  as of October 31 (for  capital  gain net  income and  ordinary  income arising from certain foreign currency contracts),  and to realize and distribute any resulting income and gains.

     Constructive  Sales.  A Fund's  entry into a short sale  transaction  or an option or other  contract  could be  treated  as the  "constructive  sale" of an
"appreciated  financial  position," causing it to realize gain, but not loss, on the position.

     Tax Straddles.  A Fund's investment in options and futures contracts (or in substantially  similar or related  property) in connection  with certain hedging transactions  could cause it to hold  offsetting  positions in securities.  If a
Fund's risk of loss with  respect to specific  securities  in its  portfolio  is substantially  diminished by the fact that it holds other  securities,  the Fund could be deemed to have  entered into a tax  "straddle"  or to hold a "successor position"  that would  require any loss  realized  by it to be deferred  for tax purposes.

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of  taxation  on  qualified  dividend  income,  and,  to the  extent  that  debt securities are loaned,  will generally not qualify as qualified  interest income for foreign withholding tax purposes.

     Securities  purchased  at  discount.  A Fund  is  permitted  to  invest  in securities  issued or  purchased at a discount,  such as zero  coupon,  deferred interest or PIK bonds, that could require it to accrue and distribute income not yet  received.  If it invests in these  securities,  a Fund could be required to sell  securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

     Credit Default Swap Agreements.  A Fund may enter into CDS agreements.  The rules  governing the tax aspects of swap  agreements that provide for contingent non-periodic  payments  of  this  type  are in a  developing  stage  and are not entirely clear in certain aspects. Accordingly,  while a Fund intends to account for such  transactions in a manner deemed to be  appropriate,  the IRS might not accept such  treatment.  The Funds intend to monitor  developments in this area.
Certain  requirements  that  must be met  under  the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in credit default swap agreements.

     Investment in REMICs. Certain tax-exempt shareholders,  including qualified pension plans,  individual  retirement  accounts,  salary deferral  arrangements
(401(k)s)  and other  tax-exempt  entities,  generally  are exempt from  federal income taxation except with respect to their unrelated  business  taxable income
(UBTI). To the extent that a Fund invests in REMIC residual interests, a portion of the Fund's income that is attributable to these residual interests (and which is referred to in the Code as an "excess  inclusion") will be subject to federal income tax in all  events.  Treasury  regulations  that have yet to be issued in final form are  expected to provide  that excess  inclusion  income of regulated investment  companies,  such as a Fund, will be allocated to shareholders of the regulated  investment  company in proportion  to the dividends  received by such shareholders,  with the same  consequences  as if you  held  the  related  REMIC residual  interest  directly.  In general,  excess inclusion income allocated to tax-exempt shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions),  (ii) will constitute UBTI to entities  (including  a qualified  pension  plan,  an  individual  retirement account,  a 401(k) plan or other tax-exempt  entity) subject to tax on unrelated business income,  thereby potentially requiring such an entity that is allocated excess  inclusion  income,  and  otherwise  might not be  required to file a tax return,  to file a tax return and pay tax on such income,  and (iii) in the case of a foreign  shareholder,  will not qualify for any  reduction in U.S.  federal withholding tax.

     Investments in securities of uncertain tax character.  Each Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be  subject  to  re-characterization  by the  IRS.  To the  extent  the  tax treatment of such securities or the income from such securities differs from the tax  treatment  expected by a Fund,  it could  affect the timing or character of income  recognized  by  the  Fund,  requiring  the  Fund  to  purchase  or  sell securities,  or otherwise change its portfolio,  in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding
     By law, a Fund must withhold a portion of your taxable  dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     A  Fund  also  must  withhold  if  the  IRS  instructs  it to do  so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors
     Non-U.S.  Investors may be subject to U.S.  withholding  and estate tax and are subject to special  U.S. tax  certification  requirements.  Foreign  persons
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends. Also, interest-related dividends paid by a Fund from  qualified  interest  income  are  not  subject  to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation  or  partnership  in which a Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated investment company.

     Further  Limitations  on Tax Reporting for  Interest-Related  dividends and
Short-term  Capital Gain  dividends for non-U.S.  investors.  While a Fund makes
every  effort  to  disclose  any  amounts  of  interest-related   dividends  and
short-term   capital   gains   distributed   to   its   non-U.S.   shareholders,
intermediaries  who  have  assumed  tax  reporting   responsibilities  on  these
distributions  may not have fully  developed  systems  that will allow these tax withholding benefits to be passed through to them.

     Other.  Ordinary  dividends  paid by a Fund to  non-U.S.  investors  on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends  paid with respect to taxable years of the Fund beginning  after  December 31, 2004 and before January 1, 2008,  unless such exemption is extended or made permanent.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in the Fund held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008, unless such provision is extended or made permanent.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of "DISTRIBUTIONS  AND TAXES" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

     To obtain the Funds'  most  current  performance  information,  please call
1-800-523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds' past performance and should not be considered as  representative  of future  results.  The Funds will  calculate their  performance  in  accordance  with  the  requirements  of  the  rules  and regulations under the 1940 Act, or any other applicable U.S.  securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA
19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial  statements  contained in each Fund's Annual Report. Each Fund's Statement of Net Assets,  Statement of
Operations,  Statement of Changes in Net Assets,  Financial Highlights and Notes
to  Financial  Statements,  as well as the  report  of  Ernst & Young  LLP,  the independent  registered  public  accounting firm, for the fiscal year ended July
31,  2006,  are  included  in each Fund's  Annual  Report to  shareholders.  The financial  statements and financial  highlights,  the notes relating thereto and the report of Ernst & Young, LLP listed above are incorporated by reference from the Annual Reports into this Part B.

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     As of November 6, 2006, management believes the following shareholders held of  record 5% or more of the  outstanding  shares  of each  class of each  Fund.
Management does not have knowledge of beneficial owners.

---------------------- ----------------------------------------------- ----------
Class                  Name and Address of Account                     Percentage
---------------------- ----------------------------------------------- ----------
Delaware Core Plus     MLPF&S for the Sole Benefit of Its Customers    5.00%
Bond Fund              Attn:  Fund Admin
Class A Shares         4800 Deer Lake Drive East, 2nd Floor
                       Jacksonville, FL 32246-6484
---------------------- ----------------------------------------------- ----------
Delaware Core Plus     MLPF&S for the Sole Benefit of Its Customers    5.51%
Bond Fund              Attn:  Fund Admin
Class B Shares         4800 Deer Lake Dr. East, 2nd Floor
                       Jacksonville, FL 32246-6484
---------------------- ----------------------------------------------- ----------
Delaware Core Plus     MLPF&S for the Sole Benefit of Its Customers    15.42%
Bond Fund              Attn:  Fund Admin
Class C Shares         4800 Deer Lake Dr. East, 2nd Floor
                       Jacksonville, FL 32246-6484
---------------------- ----------------------------------------------- ----------
Delaware Core Plus     MLPF&S for the Sole Benefit of Its Customers    46.28%
Bond Fund              Attn:  Fund Admin
Class R Shares         4800 Deer Lake Dr. East, 2nd Floor
                       Jacksonville, FL 32246-6484
                       ----------------------------------------------- ----------
                       MG Trust Company                                47.97%
                       TTEE King's of New Castle
                       700 17th St., Ste. 300
                       Denver, CO 80202-3531
---------------------- ----------------------------------------------- ----------
Delaware Core Plus     Chase Manhattan Bank C/F                        41.00%
Bond Fund              DEL GRP Foundation Fund- Income Port.
Institutional Class    Attn:  Marisol Gordan - Global Inv Ser
Shares                 3 Metrotech Center, 8th Floor
                       Brooklyn, NY 11201-3800
                       ----------------------------------------------- ----------
                       Chase Manhattan Bank C/F                        28.93%
                       DEL GRP Foundation Fund- Balanced Port.
                       Attn:  Marisol Gordan - Global Inv Ser
                       3 Metrotech Center, 8th Floor
                       Brooklyn NY 11201-3800
                       ----------------------------------------------- ----------
                       Chase Manhattan Bank C/F                        18.54%
                       DEL GRP Foundation Fund- Growth Port.
                       Attn:  Marisol Gordan - Global Inv Ser
                       3 Metrotech Center, 8th Floor
                       Brooklyn, NY 11201-3800
                       ----------------------------------------------- ----------
                       RS DMC Employee MPP Plan                        6.41%
                       Delaware Management Co.
                       Employee Money Purchase Pension
                       c/o Rick Seidel
                       2005 Market St.
                       Philadelphia, PA 19103-7042
---------------------- ----------------------------------------------- ----------
Delaware Inflation     DMH Corp                                        50.71%
Protected Bond Fund    Attn:  Rick Salus
Class A Shares         2005 Market St., Fl. 9
                       Philadelphia, PA 19103-7007
---------------------- ----------------------------------------------- ----------
Delaware Inflation     DMH Corp                                        40.04%
Protected Bond Fund    Attn:  Rick Salus
Class B Shares         2005 Market St., Fl. 9
                       Philadelphia, PA 19103-7007
---------------------- ----------------------------------------------- ---------
Delaware Inflation     DMH Corp                                        28.49%
Protected Bond Fund    Attn:  Rick Salus
Class C Shares         2005 Market St. Fl 9
                       Philadelphia, PA 19103-7007
                       ----------------------------------------------- ---------
                       NFS LLC FEBO                                    6.29%
                       FBO Glenn Boyd
                       15052 Avenida De Las Flores
                       Chino Hills, CA 91709-5014
                       ----------------------------------------------- ---------
                       MLPF&S for the Sole Benefit of Its Customers    5.48%
                       Attn:  Fund Admin
                       4800 Deer Lake Dr. East, 2nd Floor
                       Jacksonville, FL 32246-6484
---------------------- ----------------------------------------------- ---------
Delaware Inflation     Moderate Profile Fund                           51.52%
Protected Bond Fund    Of Lincoln VIP Trust
Institutional Class    1300 South Clinton Street
Shares                 Mail Stop 2H17
                       Fort Wayne, IN 46802-3506
                       ----------------------------------------------- ---------
                       Conservative Profile Fund                       34.47%
                       Of Lincoln VIP Trust
                       1300 South Clinton Street
                       Mail Stop 2H17
                       Fort Wayne, IN 46802-3506
                       ----------------------------------------------- ---------
                       Chase Manhattan Bank C/F                        5.32%
                       DEL GRP Foundation Fund- Growth Port.
                       Attn:  Marisol Gordan - Global Inv Ser
                       3 Metrotech Center, 8th Floor
                       Brooklyn, NY 11201-3800
---------------------- ----------------------------------------------- ---------

--------------------------------------------------------------------------------
APPENDIX A - DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

General Rating Information

Bonds
     The  ratings  list  below can be  further  described  as  follows.  For all categories lower than Aaa, Moody's Investors  Service,  Inc. includes a "1", "2"
or "3"  following  the  rating  to  designate  a  high,  medium  or low  rating, respectively.  Similarly,  for all categories lower than AAA,  Standard & Poor's and Fitch IBCA, Inc. may add a "+" or "-" following the rating to characterize a higher or lower rating, respectively.

------------ ------- ------------------------------------------------------
Moody's      Aaa     Highest quality, smallest degree of investment risk.
Investors
Service,
Inc.
------------ ------- ------------------------------------------------------
             Aa      High quality;  together with Aaa bonds,  they compose
                     the high-grade bond group.
------------ ------- ------------------------------------------------------
             A       Upper-medium-grade    obligations;   many   favorable
                     investment attributes.
------------ ------- ------------------------------------------------------
             Baa     Medium-grade  obligations;  neither highly  protected
                     nor poorly  secured.  Interest and  principal  appear
                     adequate  for the  present,  but  certain  protective
                     elements  may be  lacking or may be  unreliable  over
                     any great length of time.
------------ ------- ------------------------------------------------------
             Ba      More    uncertain    with    speculative    elements.
                     Protective  of interest  and  principal  payments not
                     well safeguarded in good and bad times.
------------ ------- ------------------------------------------------------
             B       Lack   characteristics   of   desirable   investment;
                     potentially  low  assurance  of timely  interest  and
                     principal  payments or  maintenance of other contract
                     terms over time.
------------ ------- ------------------------------------------------------
             Caa     Poor standing, may be in default;  elements of danger
                     with respect to principal or interest payments.
------------ ------- ------------------------------------------------------
             Ca      Speculative  in high  degree;  could be in default or
                     have other marked shortcomings.
------------ ------- ------------------------------------------------------
             C       Lowest  rated.   Extremely  poor  prospects  of  ever
                     attaining investment standing.
------------ ------- ------------------------------------------------------

------------ ------- ------------------------------------------------------
Standard  &  AAA     Highest rating; extremely strong capacity to pay
Poor's               principal and
                     interest.
------------ ------- ------------------------------------------------------
             AA      High quality;  very strong  capacity to pay principal
                     and interest.
------------ ------- ------------------------------------------------------
             A       Strong   capacity  to  pay  principal  and  interest;
                     somewhat more  susceptible to the adverse  effects of
                     changing circumstances and economic conditions.
------------ ------- ------------------------------------------------------
             BBB     Adequate  capacity  to pay  principal  and  interest;
                     normally exhibit adequate protection parameters,  but
                     adverse     economic     conditions    or    changing
                     circumstances   more   likely  to  lead  to  weakened
                     capacity  to pay  principal  and  interest  than  for
                     higher-rated bonds.
------------ ------- ------------------------------------------------------
             BB, B,  Predominantly   speculative   with   respect  to  the
             CCC,    issuer's  capacity  to  meet  required  interest  and
             CC      principal payments.  BB-lowest degree of speculation;
                     CC-the  highest  degree of  speculation.  Quality and
                     protective   characteristics   outweighed   by  large
                     uncertainties  or  major  risk  exposure  to  adverse
                     conditions.
------------ ------- ------------------------------------------------------
             D       In default.
------------ ------- ------------------------------------------------------

------------ ------- ------------------------------------------------------
Fitch        AAA     Highest  quality;  obligor has  exceptionally  strong
IBCA, Inc.           ability to pay  interest and repay  principal,  which
                     is unlikely to be affected by reasonably  foreseeable
                     events.
------------ ------- ------------------------------------------------------
             AA      Very high quality;  obligor's ability to pay interest
                     and repay  principal  is very strong.  Because  bonds
                     rated   in  the  AAA  and  AA   categories   are  not
                     significantly   vulnerable  to   foreseeable   future
                     developments,  short-term  debt of these  issuers  is
                     generally rated F-1+.
------------ ------- ------------------------------------------------------
             A       High quality;  obligor's  ability to pay interest and
                     repay  principal is considered to be strong,  but may
                     be more  vulnerable  to adverse  changes in  economic
                     conditions and circumstances than higher-rated bonds.
------------ ------- ------------------------------------------------------
             BBB     Satisfactory  credit  quality;  obligor's  ability to
                     pay  interest  and  repay   principal  is  considered
                     adequate.    Unfavorable    changes    in    economic
                     conditions  and  circumstances  are  more  likely  to
                     adversely   affect  these  bonds  and  impair  timely
                     payment.  The  likelihood  that the  ratings of these
                     bonds  will  fall  below  investment  grade is higher
                     than for higher-rated bonds.
------------ ------- ------------------------------------------------------
             BB,     Not investment grade; predominantly speculative with
             CCC,    respect to the issuer's capacity to repay interest
             CC, C   and repay principal in accordance
                     with the terms of the obligation for bond issues not
                     in default.  BB is the least speculative.  C is the
                     most speculative.
------------ ------- ------------------------------------------------------

--------------------------------------------------------------------------------
Commercial Paper
-------- ---------------- ------ ----------------------- -------- --------------
Moody's                   S&P                            Fitch
-------- ---------------- ------ ----------------------- -------- --------------
P-1      Superior         A-1+   Extremely strong        F-1+     Exceptionally
         quality                 quality                          strong quality
P-2      Strong quality   A-1    Strong quality          F-1      Very strong
P-3      Acceptable                                               quality
         quality
-------- ---------------- ------ ----------------------- -------- --------------
                          A-2    Satisfactory quality    F-2      Good credit
                          A-3    Adequate quality                 quality
                          B      Speculative quality     F-3      Fair quality
                          C      Doubtful quality        F-S      Weak credit
                                                                  quality
-------- ---------------- ------ ----------------------- -------- --------------

--------------------------------------------------------------------------------
State and Municipal Notes
--------- -------------- ------ ----------------------- ------------------------
Moody's                  S&P                            Fitch
--------- -------------- ------ ----------------------- --------- --------------
MIG1/
VMIG1     Best quality   SP1+   Very strong quality     F-1+      Exceptionally
                         SP1    Strong grade                      strong quality
                                                        F-1       Very strong
                                                                  quality
                                                        F-2       Good credit
                                                                  quality
                                                        F-3       Fair credit
                                                                  quality
                                                        F-S       Weak credit
                                                                  quality
--------- -------------- ------ ----------------------- --------- --------------
MIG2/                    SP2    Satisfactory grade
VMIG2     High quality   SP3    Speculative grade
--------- -------------- ------ ----------------------- --------- --------------
MIG3/
VMIG3     Favorable
          quality
--------- -------------- -------------------------------------------------------
MIG4/
VMIG4     Adequate
          quality
--------- -------------- -------------------------------------------------------
SG        Speculative
          quality
--------- -------------- -------------------------------------------------------

Earnings and Dividend Rankings for Common Stocks

     Standard & Poor's.  The investment  process involves  assessment of various factors  -- such as product  and  industry  position,  corporate  resources  and financial  policy -- with  results  that make some  common  stocks  more  highly esteemed  than  others.  In this  assessment,  S&P  believes  that  earnings and dividend  performance  is the end result of the  interplay of these  factors and that,  over the long run,  the  record of this  performance  has a  considerable bearing on relative quality.  The rankings,  however,  do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

     Relative quality of bonds or other debt, that is, degrees of protection for principal and  interest,  called  creditworthiness,  cannot be applied to common stocks,  and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

     Growth and  stability of earnings and  dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

     The point of  departure  in  arriving at these  rankings is a  computerized scoring  system  based on per-share  earnings  and dividend  records of the most recent ten years -- a period  deemed  long  enough to measure  significant  time segments of secular growth,  to capture  indications of basic change in trend as they  develop,  and to  encompass  the full  peak-to-peak  range of the business cycle.  Basic scores are computed for earnings and  dividends,  then adjusted as indicated  by a set of  predetermined  modifiers  for growth,  stability  within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

     Further,  the ranking system makes allowance for the fact that, in general,
corporate  size  imparts  certain  recognized   advantages  from  an  investment
standpoint. Conversely, minimum size limits (in terms of corporate sales volume)
are set for the various rankings,  but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

     The  final  score for each  stock is  measured  against  a  scoring  matrix determined  by  analysis of the scores of a large and  representative  sample of stocks.  The range of scores in the array of this sample has been  aligned  with the following ladder of rankings:

-------- ------------------ ------ ----------------- ---- ----------------------
A+       Highest            B+     Average           C    Lowest
-------- ------------------ ------ ----------------- ---- ----------------------
A        High               B      Below Average     D    In Reorganization
-------- ------------------ ------ ----------------- ---------------------------
A-       Above Average      B-     Lower
-------- ------------------ ------ ----------------- ---------------------------

     NR signifies no ranking because of  insufficient  data or because the stock is not amenable to the ranking process.

     The  positions  as  determined  above may be modified in some  instances by
special  considerations,   such  as  natural  disasters,  massive  strikes,  and
non-recurring accounting adjustments.

     A ranking is not a forecast  of future  market  price  performance,  but is basically an  appraisal  of past  performance  of earnings  and  dividends,  and
relative  current   standing.   These  rankings  must  not  be  used  as  market
recommendations;  a high-score stock may at times be so overpriced as to justify its sale,  while a  low-score  stock may be  attractively  priced for  purchase.
Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal  company  policies not yet fully reflected in the earnings and dividend record,  public relations  standing,  recent  competitive  shifts, and a host of other factors that may be relevant to investment status and decision.

-----------------------------------------------------------------------------
Preferred Stock Rating
------------ ----- ----------------------------------------------------------
Moody's      Aaa   Considered to be a top-quality preferred stock.  This
Investors          rating indicates good asset protection and the least
Service,           risk of dividend impairment within the universe of
Inc.               preferred stocks.
------------ ----- ----------------------------------------------------------
             Aa    Considered a high-grade preferred stock.  This rating
                   indicates that there is reasonable assurance that
                   earnings and asset protection will remain relatively
                   well maintained in the foreseeable future.
------------ ----- ----------------------------------------------------------
             A     Considered to be an upper-medium grade preferred stock.
                   While risks are judged to be somewhat greater than in
                   the "aaa" and "aa" classifications, earnings and asset
                   protection are, nevertheless, expected to be maintained
                   at adequate levels.
------------ ----- ----------------------------------------------------------
             Baa   Considered to be medium-grade, neither highly protected
                   nor poorly secured.  Earnings and asset protection
                   appear adequate at present but may be questionable over
                   any great length of time.
------------ ----- ----------------------------------------------------------
             Ba    Considered to have speculative elements and its future
                   cannot be considered well assured.  Earnings and asset
                   protection may be very moderate and not well safeguarded
                   during adverse periods.  Uncertainty of position
                   characterizes preferred stocks in this class.
------------ ----- ----------------------------------------------------------
             B     Generally lacks the characteristics of a desirable
                   investment.  Assurance of dividend payments and
                   maintenance of other terms of the issue over any long
                   period of time may be small.
------------ ----- ----------------------------------------------------------
             Caa   Likely to be in arrears on dividend payments.  This
                   rating designation does not purport to indicate the
                   future status of payments.
------------ ----- ----------------------------------------------------------
             Ca    Speculative in a high degree and is likely to be in
                   arrears on dividends with little likelihood of eventual
                   payment.
------------ ----- ----------------------------------------------------------
             C     The lowest rated class of preferred or preference
                   stock.  Issues so rated can be regarded as having
                   extremely poor prospects of ever attaining any real
                   investment standing.
------------ ----- ----------------------------------------------------------
------------ ----- ----------------------------------------------------------
Standard &   AAA   Has the highest rating that may be assigned by S&P to a
Poor's             preferred stock issue and indicates an extremely strong
                   capacity to pay the preferred stock obligations.
------------ ----- ----------------------------------------------------------
             AA    Qualifies as a high-quality fixed income security.  The
                   capacity to pay preferred stock obligations is very
                   strong, although not as overwhelming as for issues rated
                   "AAA".
------------ ----- ----------------------------------------------------------
             A     Backed by a sound capacity to pay the preferred stock
                   obligations, although it is somewhat more susceptible to
                   the adverse effects of changes in circumstances and
                   economic conditions.
------------ ----- ----------------------------------------------------------
             BBB   Regarded as backed by an adequate capacity to pay the
                   preferred stock obligations.  Whereas it normally
                   exhibits adequate protection parameters, adverse
                   economic conditions or changing circumstances are more
                   likely to lead to a weakened capacity to make payments
                   for a preferred stock in this category than for issues
                   in the "A" category.
------------ ----- ----------------------------------------------------------
             BB,B, Regarded, on balance, as predominantly speculative with
             CCC   respect to
                   the issuer's capacity to pay preferred stock
                   obligations. "BB" indicates the lowest degree of
                   speculation and "CCC" the highest degree of
                   speculation.  While such issues will likely have some
                   quality and protective characteristics, these are
                   outweighed by large uncertainties or major risk
                   exposures to adverse conditions.
------------ ----- ----------------------------------------------------------
             CC    Reserved for a preferred stock issue in arrears on
                   dividends or sinking fund payments but that is currently
                   paying.
------------ ----- ----------------------------------------------------------
             C     A non-paying issue.
             D     A non-paying issue with the issuer in default on debt
                   instruments.
             NR    Indicates that no rating has been requested, that there
                   is insufficient information on which to base a rating,
                   or that S&P does not rate a particular type of
                   obligation as a matter of policy.
------------ ----- ----------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously  filed  documents  indicated below, except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 21 filed July 29, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 21 filed July 29, 1999.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 31 filed September 29, 2005.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of the Agreement and  Declaration  of Trust  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 21 filed July 29, 1999.

               (2)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 31 filed September 29, 2005.

          (d)  Investment Advisory Contracts.

               (1)  Executed  Investment  Management  Agreement  (September  29,
                    1999)  between  Delaware  Management  Company  (a  series of
                    Delaware  Management  Business  Trust)  and  the  Registrant
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 24 filed September 28, 2001.

               (2)  Executed Amendment No. 1 (November 29, 2004) to Exhibit A of
                    the  Investment  Management  Agreement  (September 29, 1999)
                    between the  Registrant  and  Delaware  Management  Company, adding Delaware Inflation Protected Bond Fund,  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 30 filed November 29, 2004.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreement.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware   Distributors,   L.P.   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  29 filed  November  24,
                         2004.

                    (ii) Executed  Amendment  No. 1 to Schedule I (November  29,
                         2004) to the  Distribution  Agreement  (May 15,  2003),
                         adding   Delaware   Inflation   Protected   Bond   Fund
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  30 filed  November  29,
                         2004.

               (2)  Financial Intermediary Distribution Agreement.

                    (i)  Form  of   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement  between  Lincoln
                         Financial Distributors, Inc. and Delaware Distributors,
                         L.P.  on behalf of the  Registrant  attached as Exhibit
                         No. EX-99.e.2.i.

               (3)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 25 filed
                    October 17, 2002.

               (4)  Vision  Mutual  Fund  Gateway(R)Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 25 filed October 17, 2002.

               (5)  Registered  Investment  Advisors  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 25 filed October 17, 2002.

               (6)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 29 filed
                    November 24, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Global   Custody   Agreement   (May  1,  1996)  between  the
                    Registrant  and  JPMorgan  Chase  Bank  (formerly  The Chase
                    Manhattan Bank)  incorporated  into this filing by reference to Post-Effective Amendment No. 20 filed September 29, 1998.

                    (i)  Executed Amendment (July 1, 2001) to the Global Custody
                         Agreement  between  JPMorgan Chase Bank (formerly,  The
                         Chase Manhattan  Bank) and the Registrant  incorporated
                         into  this  filing  by  reference   to   Post-Effective
                         Amendment No. 25 filed October 17, 2002.

                    (ii) Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of the Global Custody  Agreement between JPMorgan Chase
                         Bank and the Registrant  incorporated  into this filing
                         by reference to  Post-Effective  Amendment No. 27 filed
                         September 30, 2003.

               (2)  Executed  Securities  Lending Agreement  (December 22, 1998)
                    between the Registrant  and JPMorgan  Chase Bank  (formerly,
                    The Chase Manhattan  Bank) is incorporated  into this filing by  reference  to  Post-Effective  Amendment  No.  24  filed
                    September 28, 2001.

                    (i)  Executed  Amendment (October 3, 2001) to the Securities
                         Lending   Agreement   between   JPMorgan   Chase   Bank
                         (formerly, The Chase Manhattan Bank) and the Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  29 filed  November  24,
                         2004.

                    (ii) Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of Securities  Lending Agreement between JPMorgan Chase
                         Bank and the Registrant  incorporated  into this filing
                         by reference to  Post-Effective  Amendment No. 27 filed
                         September 30, 2003.

               (3)  Executed  Amended  and  Restated  Mutual  Fund  Custody  and
                    Services  Agreement (May 16, 2002) between Mellon Bank, N.A.
                    and  the  Registrant   incorporated   into  this  filing  by
                    reference to Post-Effective  Amendment No. 29 filed November
                    24, 2004.

                    (i)  Executed  Amendment  (November 28, 2003) to the Amended
                         and Restated Mutual Fund Custody and Services Agreement
                         (May  16,  2002)  between  Mellon  Bank,  N.A.  and the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment No. 29 filed November 24,
                         2004.

                    (ii) Executed  Amendment  No. 1 to Appendix D (November  29,
                         2004) to the Amended and  Restated  Mutual Fund Custody
                         and Services  Agreement  (May 16, 2002) between  Mellon
                         Bank,   N.A.  and  the   Registrant,   adding  Delaware
                         Inflation  Protected Bond Fund,  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 30
                         filed November 29, 2004.

          (h)  Other Material Contracts.

               (1)  Shareholder  Services  Agreement  (April 19,  2001)  between
                    Delaware Service Company,  Inc. and the Registrant  attached as Exhibit No. EX-99.h.1.

                    (i)  Executed  Amendment  No.  1  to  Shareholder   Services
                         Agreement incorporated into this filing by reference to
                         Post-Effective Amendment No. 25 filed October 17, 2002.

                    (ii) Executed  Schedule B (May 19, 2005) to the  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  32 filed
                         November 28, 2005.

                    (iii) Form  of  Schedule  B  to  the  Shareholder   Services
                         Agreement attached as Exhibit No. EX-99.h.2.iii.

                    (iv) Executed  Amendment  Letter  (August  23,  2002) to the
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 27
                         filed September 30, 2003.

               (2)  Executed Fund Accounting Agreement (August 19, 1996) between
                    Delaware   Service   Company,   Inc.   and  the   Registrant
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 18 filed September 27, 1996.

                    (i)  Executed  Amendment  No. 31  (August  31,  2006) to the
                         Delaware  Investments  Family of Funds Fund  Accounting
                         Agreement attached as Exhibit No. EX-99.h.2.i.

                    (ii) Executed  Schedule  B (May 19,  2005)  to the  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         attached as Exhibit No. EX-99.h.2.ii.

               (3)  Form  of  Investment   Advisory  Expense  Limitation  Letter
                    (November  2006)  between  Delaware  Management  Company  (a
                    series  of   Delaware   Management   Business   Trust)   and
                    Registrant, on behalf of each Fund as Exhibit No. EX-99.h.3.

               (4)  Form of Distribution  Expense  Limitation  Letter  (November
                    2006) between Delaware Distributors, L.P. and Registrant, on behalf of Delaware  Core Plus Bond Fund  attached as Exhibit
                    No. EX-99.h.4.

          (i)  Legal Opinion. Opinion and Consent of Counsel (November 24, 2004)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 30 filed November 29, 2004.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm (November 2006) attached as Exhibit No. Ex-99.j.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital Agreements. Not applicable.

          (m)  Rule 12b-1 Plan.

               (1)  Plan  under  Rule  12b-1  for  Class  A  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 24 filed September 28, 2001.

               (2)  Plan  under  Rule  12b-1  for  Class  B  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 24 filed September 28, 2001.

               (3)  Plan  under  Rule  12b-1  for  Class  C  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 24 filed September 28, 2001.

               (4)  Plan under  Rule  12b-1 for Class R (May 2003)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 26 filed May 7, 2003.

          (n)  Rule 18f-3  Plan.  Plan under Rule 18f-3 (May 2003)  incorporated into this filing by reference to Post-Effective  Amendment No. 26 filed May 7, 2003.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006)  incorporated  into this filing by reference to Post-Effective Amendment No. 33 filed September 29, 2006.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.) (February 2006)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 33 filed September 29, 2006.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005)  incorporated  into this filing by reference to Post-Effective Amendment No. 33 filed September 29, 2006.

          (q)  Other. Powers of Attorney (November 15, 2006) attached as Exhibit
               No. EX-99.q.

Item 24.  Persons Controlled by or Under Common Control with Registrant. None.

Item 25.  Indemnification.  Article VI of the Amended and Restated  By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 31 filed September 29, 2005.

Item 26.   Business and Other Connections of Investment Advisor.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain of the other funds in the Delaware Investments Funds (Delaware
          Group  Adviser  Funds,  Delaware  Group Cash Reserve,  Delaware  Group
          Equity Funds I, Delaware Group Equity Funds II,  Delaware Group Equity
          Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds
          V,  Delaware  Group   Foundation   Funds,   Delaware  Group  Global  &
          International  Funds,  Delaware  Group Income  Funds,  Delaware  Group
          Limited-Term  Government  Funds,  Delaware Group State Tax-Free Income
          Trust,  Delaware Group  Tax-Free  Fund,  Delaware Group Tax-Free Money
          Fund,  Delaware  Investments  Municipal Trust,  Delaware Pooled Trust,
          Delaware VIP Trust,  Voyageur  Insured  Funds,  Voyageur  Intermediate
          Tax-Free  Funds,  Voyageur  Mutual  Funds,  Voyageur  Mutual Funds II,
          Voyageur  Mutual  Funds  III,   Voyageur   Tax-Free  Funds,   Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund,  Inc.,  Delaware  Investments  Colorado Insured
          Municipal  Income Fund,  Inc.,  Delaware  Investments  Florida Insured
          Municipal  Income Fund and Delaware  Investments  Minnesota  Municipal
          Income Fund II, Inc.) as well as to certain non-affiliated  registered investment  companies.  In addition,  certain  officers of the Manager also  serve as  trustees  of other  Delaware  Investments  Funds,  and certain  officers are also  officers of these other  funds.  A company indirectly  owned by the  Manager's  parent  company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see
          Item 27  below)  and  another  such  company  acts as the  shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

-------------------- -------------------------- ------------------------- --------------------------
Name and Principal   Positions and Offices      Positions and Offices     Other Positions and
Business Address     with Manager               with Registrant           Offices Held
-------------------- -------------------------- ------------------------- --------------------------
Patrick P. Coyne     President                  President/ Chief          Mr. Coyne has served in
                                                Executive Officer         various executive
                                                                          capacities within Delaware
                                                                          Investments

                                                                          Managing Director - Fixed
                                                                          Income - Lincoln National
                                                                          Investment Companies, Inc.
-------------------- -------------------------- ------------------------- --------------------------
Ryan K. Brist        Executive Vice             Executive Vice            Mr. Brist has served in
                     President/Managing         President/Managing        various executive
                     Director/Chief             Director/Chief            capacities within Delaware
                     Investment Officer -       Investment Officer -      Investments
                     Fixed Income               Fixed Income
                                                                          Vice President - Lincoln
                                                                          National Income Fund, Inc.
-------------------- -------------------------- ------------------------- --------------------------
John C.E. Campbell   Executive Vice             None                      Mr. Campbell has served in
                     President/Global                                     various executive
                     Marketing & Client                                   capacities within Delaware
                     Services                                             Investments

                                                                          President/Chief Executive
                                                                          Officer - Optimum Fund
                                                                          Trust
-------------------- -------------------------- ------------------------- --------------------------
Philip N. Russo(1)   Executive Vice             None                      Mr. Russo has served in
                     President/Chief                                      various executive
                     Financial Officer                                    capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
See Yeng Quek        Executive Vice             Executive Vice            Mr. Quek has served in
                     President/Managing         President/Managing        various executive
                     Director/Chief             Director/Chief            capacities within Delaware
                     Investment Officer -       Investment Officer -      Investments
                     Fixed Income               Fixed Income
                                                                          Director/Trustee - HYPPCO
                                                                          Finance Company Ltd.
-------------------- -------------------------- ------------------------- --------------------------
Douglas L. Anderson  Senior Vice                None                      Mr. Anderson has served in
                     President/Operations                                 various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Marshall T. Bassett  Senior Vice                Senior Vice               Mr. Bassett has served in
                     President/Chief            President/Chief           various executive
                     Investment Officer -       Investment Officer -      capacities within Delaware
                     Emerging Growth Equity     Emerging Growth Equity    Investments
-------------------- -------------------------- ------------------------- --------------------------
Joseph R. Baxter     Senior Vice                Senior Vice               Mr. Baxter has served in
                     President/Head of          President/Head of         various executive
                     Municipal Bond             Municipal Bond            capacities within Delaware
                     Investments                Investments               Investments
-------------------- -------------------------- ------------------------- --------------------------
Christopher S. Beck  Senior Vice                Senior Vice               Mr. Beck has served in
                     President/Senior           President/Senior          various executive
                     Portfolio Manager          Portfolio Manager         capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Michael P. Bishof    Senior Vice                Senior Vice               Mr. Bishof has served in
                     President/Investment       President/Chief           various executive
                     Accounting                 Financial Officer         capacities within Delaware
                                                                          Investments

                                                                          Chief Financial Officer -
                                                                          Lincoln National Income
                                                                          Fund, Inc.
-------------------- -------------------------- ------------------------- --------------------------
Michael P. Buckley   Senior Vice                Senior Vice               Mr. Buckley has served in
                     President/Director of      President/Director of     various executive
                     Municipal Research         Municipal Research        capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Stephen R. Cianci    Senior Vice                Senior Vice               Mr. Cianci has served in
                     President/Senior           President/Senior          various executive
                     Portfolio Manager          Portfolio Manager         capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Robert F. Collins    Senior Vice                Senior Vice               Mr. Collins has served in
                     President/Senior           President/Senior          various executive
                     Portfolio Manager          Portfolio Manager         capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
James A. Forant      Senior Vice                None                      Mr. Forant has served in
                     President//Director,                                 various executive
                     Technical Services                                   capacities within Delaware
                                                                          Investments

-------------------- -------------------------- ------------------------- --------------------------
Brian Funk           Senior Vice                Senior Vice               Mr. Funk has served in
                     President/Director of      President/Director of     various executive
                     Credit Research            Credit Research           capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Brent C. Garrells    Senior Vice                Senior Vice               Mr. Garrells has served in
                     President/Senior           President/Senior          various executive
                     Research Analyst           Research Analyst          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Stuart M. George     Senior Vice                Senior Vice               Mr. George has served in
                     President/Head of Equity   President/Head of         various executive
                     Trader                     Equity Trader             capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Paul Grillo          Senior Vice                Senior Vice               Mr. Grillo has served in
                     President/Senior           President/Senior          various executive
                     Portfolio Manager          Portfolio Manager         capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Jonathan Hatcher     Senior Vice                Senior Vice               Mr. Hatcher has served in
                     President/Senior           President/Senior          various executive
                     Research Analyst           Research Analyst          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
William F. Keelan    Senior Vice                Senior Vice               Mr. Keelan has served in
                     President/Director of      President/Director of     various executive
                     Quantitative Research      Quantitative Research     capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Francis X. Morris    Senior Vice                Senior Vice               Mr. Morris has served in
                     President/Chief            President/Director,       various executive
                     Investment Officer -       Fundamental               capacities within Delaware
                     Core Equity                Research/Senior           Investments
                                                Portfolio Manager
-------------------- -------------------------- ------------------------- --------------------------
Brian L. Murray, Jr. Senior Vice                Senior Vice               Mr. Murray has served in
                     President/Chief            President/Chief           various executive
                     Compliance Officer         Compliance Officer        capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Susan L. Natalini    Senior Vice                None                      Ms. Natalini has served in
                     President/Global                                     various executive
                     Marketing & Client                                   capacities within Delaware
                     Services                                             Investments
-------------------- -------------------------- ------------------------- --------------------------
Zoe Neale(2)         Senior Vice                Senior Vice               Mr. Neale has served in
                     President/Chief            President/Chief           various executive
                     Investment Officer -       Investment Officer -      capacities within Delaware
                     International Equity       International Equity      Investments

-------------------- -------------------------- ------------------------- --------------------------
D. Tysen Nutt(3)     Senior Vice                Senior Vice               Mr. Nutt has served in
                     President/Chief            President/Chief           various executive
                     Investment Officer -       Investment Officer -      capacities within Delaware
                     Large Cap Value Equity     Large Cap Value           Investments
-------------------- -------------------------- ------------------------- --------------------------
David P. O'Connor    Senior Vice                Senior Vice President/    Mr. O'Connor has served in
                     President/Strategic        Strategic Investment      various executive
                     Investment Relationships   Relationships and         capacities within Delaware
                     and Initiatives/General    Initiatives/ General      Investments
                     Counsel                    Counsel/Chief Legal
                                                Officer                   Vice President/ General
                                                                          Counsel - Lincoln National
                                                                          Investment Companies, Inc.
-------------------- -------------------------- ------------------------- --------------------------
John J. O'Connor     Senior Vice                Senior Vice               Mr. O'Connor has served in
                     President/Investment       President/Treasurer       various executive
                     Accounting                                           capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Philip R. Perkins    Senior Vice                Senior Vice               Mr. Perkins has served in
                     President/Senior           President/Senior          various executive
                     Portfolio Manager          Portfolio Manager         capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Timothy L. Rabe      Senior Vice                Senior Vice               Mr. Rabe has served in
                     President/Senior           President/Head of High    various executive
                     Portfolio Manager/Head     Yield                     capacities within Delaware
                     of High Yield                                        Investments
-------------------- -------------------------- ------------------------- --------------------------
Richard Salus        Senior Vice President/     None                      Mr. Salus has served in
                     Controller/Treasurer                                 various executive
                                                                          capacities within Delaware
                                                                          Investments

                                                                          Vice President/Deputy
                                                                          Controller - Lincoln
                                                                          National Investment
                                                                          Companies, Inc.
-------------------- -------------------------- ------------------------- --------------------------
James L. Shields     Senior Vice                None                      Mr. Shields has served in
                     President/Chief                                      various executive
                     Information Officer                                  capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Jeffrey S.           Senior Vice                Senior Vice               Mr. Van Harte has served
Van Harte(4)         President/Chief            President/Chief           in various executive
                     Investment Officer -       Investment Officer -      capacities within Delaware
                     Focus Growth Equity        Focus Growth Equity       Investments
---------------------------------------------- ------------------------- ---------------------------
Gary T. Abrams       Vice President/Senior      None                      Mr. Abrams has served in
                     Equity Trader                                        various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Christopher S. Adams Vice President/Portfolio   Vice                      Mr. Adams has served in
                     Manager/Senior Equity      President/Portfolio       various executive
                     Analyst                    Manager/Senior Equity     capacities within Delaware
                                                Analyst                   Investments
-------------------- -------------------------- ------------------------- --------------------------
Damon J. Andres      Vice President/Senior      Vice President/Senior     Mr. Andres has served in
                     Portfolio Manager          Portfolio Manager         various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Margaret MacCarthy   Vice President/            None                      Ms. Bacon has served in
Bacon(5)             Investment Specialist                                various executive
                                                                          capacities within Delaware
                                                                          Investments

-------------------- -------------------------- ------------------------- --------------------------
Todd Bassion(6)      Vice President/Senior      Vice President/Senior     Mr. Bassion has served in
                     Research Analyst           Research Analyst          various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Richard E. Biester   Vice President/Equity      None                      Mr. Biester has served in
                     Trader                                               various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Christopher J.       Vice President/Senior      Vice President/Senior     Mr. Bonavico has served in
Bonavico(7)          Portfolio Manager,         Portfolio Manager,        various executive
                     Equity Analyst             Equity Analyst            capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Vincent A.           Vice President/Senior      None                      Mr. Brancaccio has served
Brancaccio           Equity Trader                                        in various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Kenneth F. Broad(8)  Vice President/Senior      Vice President/Senior     Mr. Broad has served in
                     Portfolio Manager,         Portfolio Manager,        various executive
                     Equity Analyst             Equity Analyst            capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Mary Ellen M.        Vice President/Client      Vice President/Client     Ms. Carrozza has served in
Carrozza             Services                   Services                  various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Stephen G. Catricks  Vice President/Portfolio   Vice                      Mr. Catricks has served in
                     Manager                    President/Portfolio       various executive
                                                Manager                   capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Anthony G.           Vice President/Assistant   Vice                      Mr. Ciavarelli has served
Ciavarelli           General Counsel/           President/Associate       in various executive
                     Assistant Secretary        General Counsel/          capacities within Delaware
                                                Assistant Secretary       Investments
-------------------- -------------------------- ------------------------- --------------------------
David F. Connor      Vice President/Deputy      Vice                      Mr. Connor has served in
                     General Counsel/           President/Associate       various executive
                     Assistant Secretary        General Counsel/          capacities within Delaware
                                                Secretary                 Investments

                                                                          Vice President/Deputy
                                                                          General Counsel/ Secretary
                                                                          - Lincoln National
                                                                          Investment Companies, Inc.

                                                                          Secretary - Lincoln
                                                                          National Income Fund, Inc.
-------------------- -------------------------- ------------------------- --------------------------
Stephen J. Czepiel   Vice President/Senior      None                      Mr. Czepiel has served in
                     Municipal Bond Trader                                various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Joseph F. DeMichele  Vice President/High        None                      Mr. DeMichele has served
                     Grade Trading                                        in various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Christopher M.       Vice President/Portfolio   Vice                      Mr. Ericksen has served in
Ericksen(9)          Manager, Equity Analyst    President/Portfolio       various executive
                                                Manager, Equity Analyst   capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Joel A. Ettinger     Vice President/Taxation    Vice President/Taxation   Mr. Ettinger has served in
                                                                          various executive
                                                                          capacities within Delaware
                                                                          Investments

                                                                          Vice President/Taxation -
                                                                          Lincoln National
                                                                          Investment Companies, Inc.
-------------------- -------------------------- ------------------------- --------------------------
Phoebe W. Figland    Vice President/            Vice President/           Ms. Figland has served in
                     Investment Accounting      Investment Accounting     various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Joseph Fiorilla      Vice President/Trading     None                      Mr. Fiorilla has served in
                     Operations                                           various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Charles E. Fish      Vice President/Senior      None                      Mr. Fish has served in
                     Equity Trader                                        various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Clifford M. Fisher   Vice President/Senior      None                      Mr. Fisher has served in
                     Municipal Bond Trader                                various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Patrick G.           Vice President/            Vice President/           Mr. Fortier has served in
Fortier(10)          Portfolio Manager,         Portfolio Manager,        various executive
                     Equity Analyst             Equity Analyst            capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Denise A.            Vice President/Portfolio   Vice                      Ms. Franchetti has served
Franchetti           Manager/Municipal Bond     President/Portfolio       in various executive
                     Credit Analyst             Manager/Municipal Bond    capacities within Delaware
                                                Credit Analyst            Investments
-------------------- -------------------------- ------------------------- --------------------------
James A. Furgele     Vice President/            Vice President/           Mr. Furgele has served in
                     Investment Accounting      Investment Accounting     various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Daniel V. Geatens    Vice                       Vice                      Mr. Geatens has served in
                     President/Investment       President/Investment      various executive
                     Accounting                 Accounting                capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Barry S. Gladstein   Vice President/Portfolio   Vice President/Equity     Mr. Gladstein has served
                     Analyst                    Analyst                   in various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Edward Gray(11)      Vice President/Senior      Vice President/Senior     Mr. Gray has served in
                     Portfolio Manager          Portfolio Manager         various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Brian T. Hannon      Vice President/Senior      None                      Mr. Hannon has served in
                     Portfolio Manager                                    various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Lisa L. Hansen(12)   Vice President/Head of     None                      Ms. Hansen has served in
                     Focus Growth Equity                                  various executive
                     Trading                                              capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Gregory M.           Vice President/Equity      Vice                      Mr. Heywood has served in
Heywood(13)          Analyst                    President/Portfolio       various executive
                                                Manager, Research         capacities within Delaware
                                                Analyst                   Investments
-------------------- -------------------------- ------------------------- --------------------------
Sharon Hill          Vice President/Head of     Vice President/Head of    Ms. Hill has served in
                     Quantitative Research      Equity Quantitative       various executive
                     and Analytics              Research and Analytics    capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Christopher M.       Vice President/Portfolio   None                      Mr. Holland has served in
Holland              Manager                                              various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Michael E. Hughes    Vice President/Senior      Vice President/Senior     Mr. Hughes has served in
                     Equity Analyst             Equity Analyst            various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Jordan L.            Vice President/Senior      Vice President/Senior     Mr. Irving has served in
Irving(14)           Portfolio Manager          Portfolio Manager         various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Cynthia Isom         Vice President/Senior      Vice                      Ms. Isom has served in
                     Portfolio Manager          President/Portfolio       various executive
                                                Manager                   capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Kenneth R. Jackson   Vice                       Vice                      Mr. Jackson has served in
                     President/Quantitative     President/Quantitative    various executive
                     Analyst                    Analyst                   capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Audrey E. Kohart     Vice President/Financial   Vice                      Ms. Kohart has served in
                     Planning and Reporting     President/Financial       various executive
                                                Planning and Reporting    capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Andrew Kronschnabel  Vice President/High        None                      Mr. Kronschnabel has
                     Grade Trader                                         served in various
                                                                          executive capacities
                                                                          within Delaware Investment
-------------------- -------------------------- ------------------------- --------------------------
Nikhil G. Lalvani    Vice President/Senior      Vice President/Senior     Mr. Lalvani has served in
                     Equity Analyst             Equity Analyst            various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Steven T. Lampe      Vice President/Portfolio   Vice                      Mr. Lampe has served in
                     Manager                    President/Portfolio       various executive
                                                Manager                   capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Alfio Leone IV       Vice President/High        None                      Mr. Leone has served in
                     Grade Trader                                         various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Anthony A.           Vice President/Senior      Vice President/Senior     Mr. Lombardi has served i
Lombardi(15)         Portfolio Manager          Portfolio Manager         various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Francis P. Magee     Vice President/Equity      None                      Mr. Magee has served in
                     Business Manager                                     various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Charles (Tom) T.     Vice President/High        None                      Mr. McClintic has served
McClintic            Yield Trader                                         in various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Michael S. Morris    Vice President/Portfolio   Vice                      Mr. Morris has served in
                     Manager/Senior Equity      President/Portfolio       various executive
                     Analyst                    Manager/Senior Equity     capacities within Delaware
                                                Analyst                   Investments
-------------------- -------------------------- ------------------------- --------------------------
Scott Moses          Vice President/High        None                      Mr. Moses has served in
                     Grade Trader                                         various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Philip O. Obazee     Vice President/            Vice President/           Mr. Obazee has served in
                     Derivatives Manager        Derivatives Manager       various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Donald G. Padilla    Vice President/Portfolio   Vice                      Mr. Padilla has served in
                     Manager/Senior Equity      President/Portfolio       various executive
                     Analyst                    Manager/Senior Equity     capacities within Delaware
                                                Analyst                   Investments
-------------------- -------------------------- ------------------------- --------------------------
Daniel J.            Vice President/Senior      Vice President/Senior     Mr. Prislin has served in
Prislin(16)          Portfolio Manager/Equity   Portfolio                 various executive
                     Analyst                    Manager/Senior Equity     capacities within Delaware
                                                Analyst                   Investments
-------------------- -------------------------- ------------------------- --------------------------
Craig S. Remsen      Vice President/Senior      Vice President/Senior     Mr. Remsen has served in
                     Credit Research Analyst    Credit Research Analyst   various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Carl Rice(17)        Vice President/Senior      Vice President/Senior     Mr. Rice has served in
                     Investment Specialist,     Investment Specialist,    various executive
                     Large Cap Value Focus      Large Cap Value Focus     capacities within Delaware
                     Equity                     Equity                    Investments
-------------------- -------------------------- ------------------------- --------------------------
Joseph T. Rogina     Vice President/Equity      None                      Mr. Rogina has served in
                     Trader                                               various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Kevin C. Schildt     Vice President/Senior      Vice President/Senior     Mr. Schildt has served in
                     Municipal Credit Analyst   Municipal Credit Analyst  various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Richard D. Seidel    Vice President/Assistant   None                      Mr. Seidel has served in
                     Controller/-Assistant                                various executive
                     Treasurer                                            capacities within Delaware
                                                                          Investments

                                                                          Vice President/Assistant
                                                                          Controller/Manager -
                                                                          Payroll - Lincoln National
                                                                          Investment Companies, Inc.
-------------------- -------------------------- ------------------------- --------------------------
Brenda L. Sprigman   Vice President/Business    None                      Ms. Sprigman has served in
                     Manager - Fixed Income                               various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Michael T. Taggart   Vice                       None                      Mr. Taggart has served in
                     President/Facilities &                               various executive
                     Administrative Services                              capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Matthew Todorow      Vice President/Portfolio   Vice                      Mr. Todorow has served in
                     Manager                    President/Portfolio       various executive
                                                Manager                   capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Spencer M. Tullo     Vice President/High        None                      Mr. Tullo has served in
                     Yield Trader                                         various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Robert A. Vogel,     Vice President/Senior      Vice President/Senior     Mr. Vogel has served in
Jr.(18)              Portfolio Manager          Portfolio Manager         various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Lori P. Wachs        Vice President/Portfolio   Vice                      Ms. Wachs has served in
                     Manager                    President/Portfolio       various executive
                                                Manager                   capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Laura A. Wagner      Vice President/            Vice President/           Ms. Wagner has served in
                     Investment Accounting      Investment Accounting     various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------
Kathryn R. Williams  Vice President/Associate   Vice                      Ms. Williams has served in
                     Genera; Counsel/           President/Associate       various executive
                     Assistant Secretary        Genera; Counsel/          capacities within Delaware
                                                Assistant Secretary       Investments
-------------------- -------------------------- ------------------------- --------------------------
James J. Wright      Vice President/Senior      None                      Mr. Wright has served in
                     Equity Analyst                                       various executive
                                                                          capacities within Delaware
                                                                          Investments
-------------------- -------------------------- ------------------------- --------------------------

----------------------------------------------------------------------------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(3)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(4)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(5)  Client Service Officer, Thomas Weisel Partners, 2002-2005.

(6)  Senior Research Associate, Thomas Weisel Partners, 2002-2005

(7)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(9)  Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(11) Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(12) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(13) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(14) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(15) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(17) Director/Product Specialist, Merrill Lynch, 1999-2004

(18) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Item 27. Principal Underwriters.

     (a)(1)    Delaware  Distributors,  L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

     (a)(2)    Information with  respect to  each  officer  and  partner  of the principal  underwriter  and the  Registrant  is  provided  below.
               Unless otherwise  noted,  the principal  business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market
               Street, Philadelphia, PA 19103-7094.

------------------------- ------------------------------------------- --------------------------
Name and Principal        Positions and Offices                       Positions and Offices
Business Address          with Underwriter                            with Registrant
------------------------- ------------------------------------------- --------------------------
Delaware Distributors,    General Partner                             None
Inc.
------------------------- ------------------------------------------- --------------------------
Delaware Capital          Limited Partner                             None
Management
------------------------- ------------------------------------------- --------------------------
Delaware Investment       Limited Partner                             None
Advisers
------------------------- ------------------------------------------- --------------------------
Kevin J. Lucey            President/Chief Executive Officer           None
------------------------- ------------------------------------------- --------------------------
Philip N. Russo           Executive Vice President                    None
------------------------- ------------------------------------------- --------------------------
Douglas L. Anderson       Senior Vice President/Operations            None
------------------------- ------------------------------------------- --------------------------
Michael P. Bishof         Senior Vice President/Investment            Senior Vice President/
                          Accounting                                  Chief Financial Officer
------------------------- ------------------------------------------- --------------------------
Jeffrey M. Kellogg        Senior Vice President/Senior Product        None
                          Manager/Communications Manager
------------------------- ------------------------------------------- --------------------------
Deb Landsman-Yaros        Senior Vice President/Head of Retail        None
                          Investor Services
------------------------- ------------------------------------------- --------------------------
Thomas M. McConnell       Senior Vice President/Senior 529 Plans      None
                          Product Manager
------------------------- ------------------------------------------- --------------------------
Carolyn McIntyre          Senior Vice President/Human Resources       None
------------------------- ------------------------------------------- --------------------------
Brian L. Murray, Jr.      Senior Vice President/Compliance            Senior Vice President/
                                                                      Chief Compliance
                                                                      Officer
------------------------- ------------------------------------------- --------------------------
David P. O'Connor         Senior Vice President/Strategic             Senior Vice President/
                          Investment Relationships and                Strategic Investment
                          Initiatives/General Counsel                 Relationships and
                                                                      Initiatives/General
                                                                      Counsel/Chief Legal
                                                                      Officer
------------------------- ------------------------------------------- --------------------------
Daniel J. Perullo         Senior Vice President/Eastern Director,     None
                          Institutional Sales
------------------------- ------------------------------------------- --------------------------
Robert E. Powers          Senior Vice President/Senior Domestic       None
                          Sales Manager
------------------------- ------------------------------------------- --------------------------
Richard Salus             Senior Vice President/Controller/           None
                          Treasurer/Financial Operations Principal
------------------------- ------------------------------------------- --------------------------
James L. Shields          Senior Vice President/Chief Information     None
                          Officer
------------------------- ------------------------------------------- --------------------------
Trevor M. Blum            Vice President/Senior Consultant            None
                          Relationship Manager
------------------------- ------------------------------------------- --------------------------
E. Zoe Bradley            Vice President/Product Management Manager   None
------------------------- ------------------------------------------- --------------------------
Mel Carrozza              Vice President/Client Services              None
------------------------- ------------------------------------------- --------------------------
Anthony G. Ciavarelli     Vice President/Counsel/Assistant Secretary  Vice President/
                                                                      Associate General
                                                                      Counsel/Assistant
                                                                      Secretary
------------------------- ------------------------------------------- --------------------------
David F. Connor           Vice President/Deputy General Counsel/      Vice President/Deputy
                          Secretary                                   General Counsel/
                                                                      Secretary
------------------------- ------------------------------------------- --------------------------
Joel A. Ettinger          Vice President/Taxation                     Vice President/Taxation
------------------------- ------------------------------------------- --------------------------
Edward M. Grant           Vice President/Senior Domestic Sales        None
                          Manager
------------------------- ------------------------------------------- --------------------------
Audrey Kohart             Vice President/Financial Planning and       Vice President/Financial
                          Reporting                                   Planning  and Reporting
------------------------- ------------------------------------------- --------------------------
Josephine O'Brien         Vice President/RFP Group Manager            None
------------------------- ------------------------------------------- --------------------------
Marlene D. Petter         Vice President/Marketing Communications     None
------------------------- ------------------------------------------- --------------------------
Christian Reimer          Vice President/529 Plans Product Manager    None
------------------------- ------------------------------------------- --------------------------
Richard D. Seidel         Vice President/Assistant                    None
                          Controller/Assistant Treasurer
------------------------- ------------------------------------------- --------------------------
Michael T. Taggart        Vice President/Facilities &                 None
                          Administrative Services
------------------------- ------------------------------------------- --------------------------
Molly Thompson            Vice President/Associate Product            None
                          Management Manager
------------------------- ------------------------------------------- --------------------------
Kathryn R. Williams       Vice President/Senior Counsel/ Assistant    Vice President/Associate
                          Secretary                                   General Counsel/Assistant
                                                                      Secretary
------------------------- ------------------------------------------- --------------------------

     (b)(1)    Lincoln  Financial  Distributors,  Inc. (LFD) serves as financial intermediary  wholesaler for all the mutual funds in the Delaware
               Investments Family of Funds.

     (b)(2)    Information  with  respect to each officer and partner of LFD and the Registrant is provided below.  Unless  otherwise  noted,  the principal  business address of each officer and partner of LFD is
               2001 Market Street, Philadelphia, PA 19103-7055.

---------------------------- ------------------------------------ ----------------------
Name and Principal                                                 Positions and Offices
Business Address             Positions and Office with LFD         with Registrant
---------------------------- ------------------------------------ ----------------------
Westley V. Thompson          President/Chief Executive Officer           None
---------------------------- ------------------------------------ ----------------------
David M. Kittredge           Senior Vice President                       None
---------------------------- ------------------------------------ ----------------------
Terrance Mullen              Senior Vice President                       None
---------------------------- ------------------------------------ ----------------------
Donald Roberson              Senior Vice President                       None
---------------------------- ------------------------------------ ----------------------
Margaret Skinner             Senior Vice President                       None
---------------------------- ------------------------------------ ----------------------
David L. Ahrendt(1)          Vice President                              None
---------------------------- ------------------------------------ ----------------------
Patrick J. Caulfield(2)      Vice President/Chief Compliance             None
                             Officer
---------------------------- ------------------------------------ ----------------------
Phillip Cramer               Vice President                              None
---------------------------- ------------------------------------ ----------------------
Frederick J. Crawford        Vice President/Treasurer                    None
---------------------------- ------------------------------------ ----------------------
Daniel P. Hickey(2)          Vice President                              None
---------------------------- ------------------------------------ ----------------------
Rochelle Krombolz            Vice President                              None
---------------------------- ------------------------------------ ----------------------
William Lamoin               Vice President                              None
---------------------------- ------------------------------------ ----------------------
Gregory Smith                Vice President                              None
---------------------------- ------------------------------------ ----------------------
Michael S. Smith(3)          Vice President/Chief Financial              None
                             Officer/Chief Administrative
                             Officer
--------------------------- ------------------------------------- ----------------------
Joyce L. Byrer               Secretary                                   None
---------------------------- ------------------------------------ ----------------------

----------------------------------------------------------------------------------------

(1)  1300 Clinton Street, Fort Wayne, IN 46802

(2)  350 Church Street, Hartford, CT 06103

(3)  1500 Market Street, Philadelphia, PA 19103

-----------------------------------------------------------------------------------------

     (c)  Not applicable.

Item 28.  Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment  Company Act of 1940
          and the rules under that section are  maintained  in  Philadelphia  at
          2005 Market Street, Philadelphia, PA 19103-7094.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on this  28th day of
November, 2006.

                                 DELAWARE GROUP GOVERNMENT FUND

                                  By:         /s/ Patrick P. Coyne
                                              Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                   Title                              Date
--------------------------- ---------------------------------- -----------------

/s/ Patrick P. Coyne        Chairman/President/Chief           November 28, 2006
Patrick P. Coyne            Executive Officer (Principal
                            Executive Officer) and Trustee

Thomas L. Bennett     *     Trustee                            November 28, 2006
Thomas L. Bennett

John A. Fry           *     Trustee                            November 28, 2006
John A. Fry

Anthony D. Knerr      *     Trustee                            November 28, 2006
Anthony D. Knerr

Lucinda S. Landreth   *     Trustee                            November 28, 2006
Lucinda S. Landreth

Ann R. Leven          *     Trustee                            November 28, 2006
Ann R. Leven

Thomas F. Madison     *     Trustee                            November 28, 2006
Thomas F. Madison

Janet L. Yeomans      *     Trustee                            November 28, 2006
Janet L. Yeomans

J. Richard Zecher     *     Trustee                            November 28, 2006
J. Richard Zecher

Richard  Salus        *     Senior Vice President/Chief        November 28, 2006
Richard  Salus              Financial Officer (Principal
                            Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                      (DELAWARE GROUP GOVERNMENT FUND N-1A)

Exhibit No.         Exhibit

EX-99.e.2.i         Form of Third  Amended  and Restated Financial Intermediary
                    Distribution    Agreement    between    Lincoln    Financial
                    Distributors, Inc. and Delaware Distributors, L.P. on behalf of the Registrant

EX -99.h.1          Shareholder  Services  Agreement  (April  19, 2001)  between
                    Delaware Service Company, Inc. and the Registrant

EX-99.h.1.iii       Form of Schedule B to the Shareholder Services Agreement

EX-99.h.2.i         Executed  Amendment No. 31 (August 31, 2006) to the Delaware
                    Investments Family of Funds Fund Accounting Agreement

EX-99.h.2.ii        Executed   Schedule   B  (May  19,  2005)  to  the  Delaware
                    Investments Family of Funds Fund Accounting   Agreement

EX-99.h.3           Form  of  Investment   Advisory  Expense  Limitation  Letter
                    (November  2006)  between  Delaware  Management  Company  (a
                    series  of   Delaware   Management   Business   Trust)   and
                    Registrant,  on behalf of  each Fund

EX-99.h.4           Form  of  Distribution  Expense  Limitation Letter (November
                    2006) between Delaware Distributors, L.P. and Registrant, on behalf of Delaware Core Plus Bond Fund

EX-99.j             Consent  of  Independent  Registered  Public Accounting Firm
                    (November 2006)

EX-99.q             Powers of Attorney (November 15, 2006)